UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number______811-07584_____________

Rydex Series Funds

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600

Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President

Rydex Series Funds

805 King Farm Boulevard, Suite 600

Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: ___301-296-5100_____

Date of fiscal year end: ___ March 31______

Date of reporting period: __December 31, 2012_______

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

All-Asset Aggressive Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
EXCHANGE TRADED FUNDS† - 9.9%
iShares Core Total US Bond Market ETF	8,372	$930,045
Total Exchange Traded Funds
(Cost $928,455)		930,045
MUTUAL FUNDS†,1 - 63.5%
Domestic Equity Funds - 26.6%
GF- Large Cap Value Fund	30,590	965,411
GF - Large Cap Concentrated Growth Fund	105,566	954,317
GF - Mid Cap Value Fund*	6,179	190,190
GF- Mid Cap Growth Fund*	5,169	188,920
GF - Small Cap Growth Fund*	6,251	95,633
GF - Small Cap Value Fund	6,713	95,588
Total Domestic Equity Funds		2,490,059
Alternatives Funds - 20.6%
GF - U.S. Long Short Momentum Fund	95,114	1,223,162
GF - Multi-Hedge Strategies Fund*	26,012	589,950
GF - Event Driven and Distressed Strategies Fund*	3,858	103,629
GF - Long/Short Commodities Strategy Fund*	376	6,628
GF - Managed Futures Strategy Fund*	140	2,975
Total Alternatives Funds		1,926,344
Fixed Income Funds - 11.5%
GF - U.S. Intermediate Bond Fund	50,299	906,394
GF - High Yield Fund	13,944	164,119
Total Fixed Income Funds		1,070,513
International Equity Funds - 4.8%
GF - MSCI EAFE Equal Weight Fund	40,468	448,790
Total Mutual Funds
(Cost $4,732,362)		5,935,706

	Face Amount
REPURCHASE AGREEMENT††,2 - 23.9%
Credit Suisse Group issued 12/31/12 at 0.12% due 01/02/13	$2,235,460	2,235,460
Total Repurchase Agreement
(Cost $2,235,460)		2,235,460
Total Investments - 97.3%
(Cost $7,896,277)		$9,101,211
Other Assets & Liabilities, net - 2.7%		251,170
Total Net Assets - 100.0%		$9,352,381

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
March 2013 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $2,772,412)	39	$19,621
March 2013 MSCI EAFE Index Mini Futures Contracts (Aggregate Value of Contracts $1,054,690)	13	17,403
March 2013 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $592,480)	7	6,951
January 2013 CAC40 10 Euro Index Futures Contracts†† (Aggregate Value of Contracts $98,027)	2	1,782
March 2013 FTSE 100 Index Futures Contracts†† (Aggregate Value of Contracts $96,849)	1	962

(Total Aggregate Value of Contracts $4,614,458)		$46,719
INTEREST RATE FUTURES CONTRACTS PURCHASED†
March 2013 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $397,125)	3	$(2,904)
CURRENCY FUTURES CONTRACTS SOLD SHORT†
March 2013 Euro FX Currency Futures Contracts (Aggregate Value of Contracts $165,038)	1	$20
EQUITY FUTURES CONTRACTS SOLD SHORT†
March 2013 Nikkei 225 Index Futures Contracts (Aggregate Value of Contracts $52,775)	1	$(44)
January 2013 Hang Seng Index Futures Contracts†† (Aggregate Value of Contracts $148,338)	1	(1,552)
(Total Aggregate Value of Contracts $201,113)		$(1,596)

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted. — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	A-Class shares of affiliated funds.
[2]	Repurchase Agreement — See Note 3. GF -Guggenheim Funds.

All-Asset Conservative Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
EXCHANGE TRADED FUNDS† - 24.8%
iShares Core Total US Bond Market ETF	33,997	$3,776,727
Total Exchange Traded Funds
(Cost $3,759,706)		3,776,727
MUTUAL FUNDS†,1 - 58.2%
Fixed Income Funds - 26.2%
GF - U.S. Intermediate Bond Fund	168,180	3,030,600
GF - High Yield Fund	81,596	960,380
Total Fixed Income Funds		3,990,980
Alternatives Funds - 15.8%
GF - U.S. Long Short Momentum Fund	98,369	1,265,028
GF - Multi-Hedge Strategies Fund*	42,743	969,411
GF - Event Driven and Distressed Strategies Fund*	6,145	165,054
GF - Long/Short Commodities Strategy Fund*	253	4,466
Total Alternatives Funds		2,403,959
Domestic Equity Funds - 12.7%
GF- Large Cap Value Fund	24,372	769,189
GF - Large Cap Concentrated Growth Fund	84,981	768,231
GF - Mid Cap Value Fund*	6,032	185,669
GF- Mid Cap Growth Fund*	5,068	185,227
GF - Small Cap Growth Fund*	1,002	15,333
GF - Small Cap Value Fund	1,073	15,275
Total Domestic Equity Funds		1,938,924
International Equity Funds - 3.5%
GF - MSCI EAFE Equal Weight Fund	48,733	540,447
Total Mutual Funds
(Cost $7,606,769)		8,874,310

	Face Amount
REPURCHASE AGREEMENT††,2 - 15.5%
Credit Suisse Group issued 12/31/12 at 0.12% due 01/02/13	$2,360,372	2,360,372
Total Repurchase Agreement
(Cost $2,360,372)		2,360,372
Total Investments - 98.5%
(Cost $13,726,847)		$15,011,409
Other Assets & Liabilities, net - 1.5%		221,792
Total Net Assets - 100.0%		$15,233,201

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
March 2013 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $1,777,187)	25	$13,241
March 2013 MSCI EAFE Index Mini Futures Contracts (Aggregate Value of Contracts $649,040)	8	10,710
March 2013 SPI 200 Index Futures Contracts†† (Aggregate Value of Contracts $122,368)	1	2,823
March 2013 DAX Index Futures Contracts†† (Aggregate Value of Contracts $254,733)	1	2,129
January 2013 CAC40 10 Euro Index Futures Contracts†† (Aggregate Value of Contracts $98,027)	2	1,782
March 2013 FTSE 100 Index Futures Contracts†† (Aggregate Value of Contracts $96,849)	1	962
March 2013 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $338,560)	4	(199)
(Total Aggregate Value of Contracts $3,336,764)		$31,448
INTEREST RATE FUTURES CONTRACTS PURCHASED†
March 2013 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $993,375)	8	$(2,692)
March 2013 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $1,588,500)	12	(10,195)
(Total Aggregate Value of Contracts $2,581,875)		$(12,887)
CURRENCY FUTURES CONTRACTS SOLD SHORT†
March 2013 Euro FX Currency Futures Contracts (Aggregate Value of Contracts $165,038)	1	$20
March 2013 Australian Dollar Futures Contracts (Aggregate Value of Contracts $103,370)	1	17
March 2013 British Pound Futures Contracts (Aggregate Value of Contracts $101,531)	1	(44)
March 2013 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $100,600)	1	(135)
(Total Aggregate Value of Contracts $470,539)		$(142)
EQUITY FUTURES CONTRACTS SOLD SHORT†
March 2013 S&P/TSX 60 IX Index Futures Contracts (Aggregate Value of Contracts $143,216)	1	$400

All-Asset Conservative Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	December 31, 2012

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS SOLD SHORT† (continued)
March 2013 Nikkei 225 Index Futures Contracts (Aggregate Value of Contracts $105,550)	2	(89)
January 2013 Hang Seng Index Futures Contracts†† (Aggregate Value of Contracts $148,338)	1	(1,552)
(Total Aggregate Value of Contracts $397,104)		$(1,241)

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted.— See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	A-Class shares of affiliated funds.
[2]	Repurchase Agreement — See Note 3. GF -Guggenheim Funds.

All-Asset Moderate Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
EXCHANGE TRADED FUNDS† - 18.5%
iShares Core Total US Bond Market ETF	32,578	$3,619,090
Total Exchange Traded Funds
(Cost $3,595,804)		3,619,090
MUTUAL FUNDS†,1 - 65.7%
Fixed Income Funds - 22.5%
GF - U.S. Intermediate Bond Fund	221,949	3,999,517
GF - High Yield Fund	32,468	382,148
Total Fixed Income Funds		4,381,665
Domestic Equity Funds - 20.8%
GF- Large Cap Value Fund	51,144	1,614,116
GF - Large Cap Concentrated Growth Fund	177,472	1,604,343
GF - Mid Cap Value Fund*	11,670	359,188
GF- Mid Cap Growth Fund*	9,786	357,691
GF - Small Cap Growth Fund*	4,086	62,512
GF - Small Cap Value Fund	4,379	62,357
Total Domestic Equity Funds		4,060,207
Alternatives Funds - 18.6%
GF - U.S. Long Short Momentum Fund	164,359	2,113,652
GF - Multi-Hedge Strategies Fund*	56,465	1,280,624
GF - Event Driven and Distressed Strategies Fund*	8,354	224,385
GF - Long/Short Commodities Strategy Fund*	806	14,209
GF - Managed Futures Strategy Fund*	182	3,871
Total Alternatives Funds		3,636,741
International Equity Funds - 3.8%
GF - MSCI EAFE Equal Weight Fund	66,241	734,616
Total Mutual Funds
(Cost $10,380,351)		12,813,229

	Face Amount
REPURCHASE AGREEMENT††,2 - 13.7%
Credit Suisse Group issued 12/31/12 at 0.12% due 01/02/13	$2,666,096	2,666,096
Total Repurchase Agreement
(Cost $2,666,096)		2,666,096
Total Investments - 97.9%
(Cost $16,642,251)		$19,098,415
Other Assets & Liabilities, net - 2.1%		405,173
Total Net Assets - 100.0%		$19,503,588

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
March 2013 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $4,478,513)	63	$32,238

March 2013 MSCI EAFE Index Mini Futures Contracts (Aggregate Value of Contracts $1,622,600)	20	26,774
January 2013 CAC40 10 Euro Index Futures Contracts†† (Aggregate Value of Contracts $147,040)	3	2,673
March 2013 DAX Index Futures Contracts†† (Aggregate Value of Contracts $254,733)	1	2,129
March 2013 FTSE 100 Index Futures Contracts†† (Aggregate Value of Contracts $193,697)	2	1,925
March 2013 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $592,480)	7	(349)
(Total Aggregate Value of Contracts $7,289,063)		$65,390
INTEREST RATE FUTURES CONTRACTS PURCHASED†
March 2013 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $372,516)	3	$(1,010)
March 2013 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $794,250)	6	(5,097)
(Total Aggregate Value of Contracts $1,166,766)		$(6,107)
CURRENCY FUTURES CONTRACTS SOLD SHORT†
March 2013 Euro FX Currency Futures Contracts (Aggregate Value of Contracts $330,075)	2	$39
March 2013 Australian Dollar Futures Contracts (Aggregate Value of Contracts $103,370)	1	17
March 2013 British Pound Futures Contracts (Aggregate Value of Contracts $101,531)	1	(44)
March 2013 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $100,600)	1	(134)
(Total Aggregate Value of Contracts $635,576)		$(122)
EQUITY FUTURES CONTRACTS SOLD SHORT†
March 2013 S&P/TSX 60 IX Index Futures Contracts (Aggregate Value of Contracts $143,216)	1	$400

All-Asset Moderate Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	December 31, 2012

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS SOLD SHORT† (continued)
March 2013 Nikkei 225 Index Futures Contracts (Aggregate Value of Contracts $158,325)	3	$(133)
January 2013 Hang Seng Index Futures Contracts†† (Aggregate Value of Contracts $148,338)	1	(1,552)
(Total Aggregate Value of Contracts $449,879)		$(1,285)

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted.— See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	A-Class shares of affiliated funds.
[2]	Repurchase Agreement — See Note 3. GF -Guggenheim Funds.

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 99.2%
Regional Banks - 37.4%
PNC Financial Services Group, Inc.	7,227	$421,405
BB&T Corp.	11,709	340,848
SunTrust Banks, Inc.	10,442	296,031
Fifth Third Bancorp	18,636	283,081
M&T Bank Corp.[1]	2,708	266,657
Regions Financial Corp.	34,050	242,436
CIT Group, Inc.*	5,517	213,177
KeyCorp	25,277	212,832
Huntington Bancshares, Inc.	27,806	177,680
Popular, Inc.*	7,961	165,509
First Republic Bank	4,764	156,164
Zions Bancorporation	7,036	150,570
Signature Bank*	1,935	138,043
Cullen/Frost Bankers, Inc.	2,540	137,846
Commerce Bancshares, Inc.	3,841	134,665
East West Bancorp, Inc.	6,130	131,734
First Niagara Financial Group, Inc.	16,031	127,126
Hancock Holding Co.	3,903	123,881
City National Corp.	2,475	122,562
SVB Financial Group*	2,137	119,608
First Horizon National Corp.	11,897	117,899
Prosperity Bancshares, Inc.	2,753	115,626
Associated Banc-Corp.	8,596	112,780
TCF Financial Corp.	8,773	106,592
Susquehanna Bancshares, Inc.	10,126	106,120
Bank of Hawaii Corp.	2,401	105,764
Fulton Financial Corp.	10,835	104,124
Valley National Bancorp[1]	10,976	102,077
Texas Capital Bancshares, Inc.*	2,270	101,741
UMB Financial Corp.	2,305	101,051
Webster Financial Corp.	4,834	99,339
Cathay General Bancorp	4,911	95,765
FirstMerit Corp.[1]	6,685	94,860
FNB Corp.	8,632	91,672
IBERIABANK Corp.	1,857	91,216
Trustmark Corp.	4,049	90,941
National Penn Bancshares, Inc.	9,580	89,286
BancorpSouth, Inc.	6,077	88,360
Wintrust Financial Corp.	2,366	86,832
Umpqua Holdings Corp.	7,302	86,091
Old National Bancorp	6,960	82,615
United Bankshares, Inc.[1]	3,390	82,445
PrivateBancorp, Inc.	5,237	80,231
Total Regional Banks		6,195,282
Diversified Banks - 28.0%
Wells Fargo & Co.	19,105	653,010
U.S. Bancorp	18,383	587,154
Itau Unibanco Holding S.A. ADR	13,318	219,214
Banco Bradesco S.A. ADR	11,701	203,246
HSBC Holdings plc ADR	3,640	193,175
ICICI Bank Ltd. ADR	4,375	190,794
Comerica, Inc.	6,044	183,375
Toronto-Dominion Bank	2,165	182,574
Credicorp Ltd.	1,235	181,002
Banco Santander S.A. ADR	21,725	177,493
Barclays plc ADR[1]	10,089	174,741
Royal Bank of Canada	2,888	174,146
HDFC Bank Ltd. ADR	4,260	173,467
Banco Santander Brasil S.A. ADR	23,719	172,437
Bank of Montreal	2,806	172,008
Bancolombia S.A. ADR	2,545	169,446
Banco Santander Chile ADR	5,868	167,179
Banco Bilbao Vizcaya Argentaria S.A. ADR	17,737	167,083
Bank of Nova Scotia	2,880	166,694
Grupo Financiero Santander Mexico SAB de CV ADR*	10,060	162,771
Canadian Imperial Bank of Commerce	1,995	160,817
Total Diversified Banks		4,631,826
Other Diversified Financial Services - 13.2%
Bank of America Corp.	59,103	685,595
JPMorgan Chase & Co.	15,195	668,124
Citigroup, Inc.	16,768	663,342
ING Groep N.V. ADR*,1	17,360	164,746
Total Other Diversified Financial Services		2,181,807
Thrifts & Mortgage Finance - 7.9%
New York Community Bancorp, Inc.[1]	13,877	181,788
Home Loan Servicing Solutions Ltd.	8,740	165,186
Ocwen Financial Corp.*	4,730	163,611
Hudson City Bancorp, Inc.	19,274	156,698
People's United Financial, Inc.	12,775	154,450
Nationstar Mortgage Holdings, Inc.*,1	4,140	128,257
Washington Federal, Inc.	6,087	102,688
Capitol Federal Financial, Inc.	8,701	101,715
Radian Group, Inc.	12,090	73,870
Astoria Financial Corp.	7,626	71,379
Total Thrifts & Mortgage Finance		1,299,642
Asset Management & Custody Banks - 6.3%
Bank of New York Mellon Corp.	16,166	415,467
State Street Corp.	7,600	357,276
Northern Trust Corp.	5,290	265,346
Total Asset Management & Custody Banks		1,038,089
Diversified Capital Markets - 3.1%
Deutsche Bank AG	4,138	183,272
UBS AG	10,496	165,207
Credit Suisse Group AG ADR	6,710	164,798
Total Diversified Capital Markets		513,277
Consumer Finance - 2.7%
Capital One Financial Corp.	7,570	438,530
Mortgage REIT's - 0.6%
CapitalSource, Inc.	12,790	96,948
Total Common Stocks
(Cost $12,468,427)		16,395,401

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	December 31, 2012

	Face Amount	Value
REPURCHASE AGREEMENT††,2 - 0.5%
Credit Suisse Group issued 12/31/12 at 0.12% due 01/02/13	$81,319	$81,319
Total Repurchase Agreement
(Cost $81,319)		81,319
SECURITIES LENDING COLLATERAL††,3 - 3.0%
Repurchase Agreements
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 12/31/12 at 0.16% due 01/02/13	308,326	308,326
RBS Securities, Inc. issued 12/31/12 at 0.20% due 01/02/13	195,687	195,687
Total Securities Lending Collateral
(Cost $504,013)		504,013
Total Investments - 102.7%
(Cost $13,053,759)		$16,980,733
Other Assets & Liabilities, net - (2.7)%		(444,829)
Total Net Assets - 100.0%		$16,535,904

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at December 31, 2012 — See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt plc — Public Limited Company

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 99.6%
Gold - 16.9%
Newmont Mining Corp.	31,403	$1,458,354
Barrick Gold Corp.	30,026	1,051,210
Goldcorp, Inc.	28,338	1,040,005
Yamana Gold, Inc.	42,264	727,363
Royal Gold, Inc.	8,388	682,028
Gold Fields Ltd. ADR	53,540	668,715
Agnico-Eagle Mines Ltd.	12,660	664,144
Kinross Gold Corp.	66,869	649,967
AngloGold Ashanti Ltd. ADR	20,406	640,136
Cia de Minas Buenaventura S.A. ADR	16,693	600,113
Randgold Resources Ltd. ADR	5,750	570,688
Eldorado Gold Corp.	43,988	566,565
IAMGOLD Corp.	47,133	540,616
Harmony Gold Mining Company Ltd. ADR	59,700	534,912
New Gold, Inc.*	46,590	513,888
Allied Nevada Gold Corp.*	16,100	485,093
Total Gold		11,393,797
Specialty Chemicals - 13.7%
Ecolab, Inc.	18,805	1,352,079
Sherwin-Williams Co.	7,729	1,188,874
Sigma-Aldrich Corp.	11,936	878,250
Celanese Corp. — Class A	17,537	780,923
Ashland, Inc.	9,282	746,366
Valspar Corp.	11,275	703,560
Albemarle Corp.	11,111	690,215
International Flavors & Fragrances, Inc.	10,325	687,026
WR Grace & Co.*	9,742	654,955
Rockwood Holdings, Inc.	11,706	578,979
NewMarket Corp.	2,100	550,620
Cytec Industries, Inc.	7,518	517,464
Total Specialty Chemicals		9,329,311
Steel - 11.5%
Vale S.A. ADR	60,194	1,261,666
Nucor Corp.	25,202	1,088,222
Cliffs Natural Resources, Inc.[1]	18,569	716,021
ArcelorMittal[1]	37,324	652,050
Reliance Steel & Aluminum Co.	10,374	644,225
Gerdau S.A. ADR	69,140	621,569
United States Steel Corp.[1]	22,574	538,841
Allegheny Technologies, Inc.	17,716	537,858
Cia Siderurgica Nacional S.A. ADR	86,895	512,681
Steel Dynamics, Inc.	37,026	508,367
Carpenter Technology Corp.	9,414	486,045
AK Steel Holding Corp.[1]	50,981	234,513
Total Steel		7,802,058
Diversified Chemicals - 11.0%
EI du Pont de Nemours & Co.	42,384	1,906,009
Dow Chemical Co.	56,538	1,827,308
PPG Industries, Inc.	10,083	1,364,734
Eastman Chemical Co.	14,252	969,849
FMC Corp.	14,347	839,586
Huntsman Corp.	35,558	565,372
Total Diversified Chemicals		7,472,858
Diversified Metals & Mining - 10.1%
Freeport-McMoRan Copper & Gold, Inc.	49,171	1,681,647
Southern Copper Corp.	43,702	1,654,558
BHP Billiton Ltd. ADR[1]	10,934	857,663
Rio Tinto plc ADR[1]	13,296	772,365
Teck Resources Ltd. — Class B	17,613	640,233
Titanium Metals Corp.	30,292	500,121
Walter Energy, Inc.	12,335	442,580
Molycorp, Inc.*,1	34,460	325,302
Total Diversified Metals & Mining		6,874,469
Fertilizers & Agricultural Chemicals - 8.8%
Monsanto Co.	22,504	2,130,004
Mosaic Co.	25,762	1,458,902
CF Industries Holdings, Inc.	5,144	1,045,055
Potash Corporation of Saskatchewan, Inc.	19,150	779,214
Agrium, Inc.	5,774	576,880
Total Fertilizers & Agricultural Chemicals		5,990,055
Industrial Gases - 5.5%
Praxair, Inc.	15,376	1,682,904
Air Products & Chemicals, Inc.	14,853	1,247,949
Airgas, Inc.	8,681	792,488
Total Industrial Gases		3,723,341
Construction Materials - 3.8%
Vulcan Materials Co.	14,584	759,097
Cemex SAB de CV ADR*	71,684	707,521
Martin Marietta Materials, Inc.[1]	6,468	609,803
Eagle Materials, Inc.	8,580	501,930
Total Construction Materials		2,578,351
Precious Metals & Minerals - 3.6%
Silver Wheaton Corp.	19,995	721,419
Pan American Silver Corp.	27,749	519,738
Coeur d'Alene Mines Corp.*	18,516	455,494
Hecla Mining Co.[1]	66,350	386,821
Stillwater Mining Co.*	28,651	366,160
Total Precious Metals & Minerals		2,449,632
Commodity Chemicals - 3.5%
LyondellBasell Industries N.V. — Class A	24,100	1,375,869
Westlake Chemical Corp.	8,560	678,808
Georgia Gulf Corp.	8,200	338,496
Total Commodity Chemicals		2,393,173
Paper Packaging - 3.4%
Rock Tenn Co. — Class A	9,426	658,972
Packaging Corporation of America	15,100	580,897
Bemis Company, Inc.	16,382	548,142
Sealed Air Corp.	31,234	546,907
Total Paper Packaging		2,334,918
Metal & Glass Containers - 2.9%
Ball Corp.	17,272	772,922
Crown Holdings, Inc.*	18,241	671,451
Owens-Illinois, Inc.*	26,063	554,360
Total Metal & Glass Containers		1,998,733
Paper Products - 2.9%
International Paper Co.	31,223	1,243,925

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Paper Products - 2.9% (continued)
MeadWestvaco Corp.	22,090	$704,008
Total Paper Products		1,947,933
Aluminum - 1.3%
Alcoa, Inc.	103,389	897,417
Forest Products - 0.7%
Louisiana-Pacific Corp.*	25,450	491,694
Total Common Stocks
(Cost $40,599,332)		67,677,740

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.2%
Credit Suisse Group issued 12/31/12 at 0.12% due 01/02/13	$124,426	124,426
Total Repurchase Agreement
(Cost $124,426)		124,426
SECURITIES LENDING COLLATERAL††,3 - 3.1%
Repurchase Agreements
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 12/31/12 at 0.16% due 01/02/13	1,304,633	1,304,633
RBS Securities, Inc. issued 12/31/12 at 0.20% due 01/02/13	828,023	828,023
Total Securities Lending Collateral
(Cost $2,132,656)		2,132,656
Total Investments - 102.9%
(Cost $42,856,414)		$69,934,822
Other Assets & Liabilities, net - (2.9)%		(2,001,821)
Total Net Assets - 100.0%		$67,933,001

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at December 31, 2012 — See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 100.0%
Biotechnology - 84.4%
Amgen, Inc.	175,834	$15,177,990
Gilead Sciences, Inc.*	190,152	13,966,664
Biogen Idec, Inc.*	74,688	10,954,489
Celgene Corp.*	137,557	10,828,487
Alexion Pharmaceuticals, Inc.*	85,374	8,008,935
Regeneron Pharmaceuticals, Inc.*	44,119	7,547,437
Vertex Pharmaceuticals, Inc.*	134,052	5,622,141
BioMarin Pharmaceutical, Inc.*	95,211	4,689,142
Onyx Pharmaceuticals, Inc.*	54,866	4,144,029
Pharmacyclics, Inc.*	63,380	3,669,702
Medivation, Inc.*	69,642	3,562,885
Ariad Pharmaceuticals, Inc.*	169,575	3,252,449
United Therapeutics Corp.*	59,283	3,166,898
Seattle Genetics, Inc.*,1	133,287	3,092,258
Cubist Pharmaceuticals, Inc.*	73,398	3,087,120
Incyte Corporation Ltd.*,1	170,169	2,826,507
Cepheid, Inc.*	83,276	2,815,562
Myriad Genetics, Inc.*	103,072	2,808,712
Theravance, Inc.*	125,150	2,787,091
Amarin Corporation plc ADR*,1	332,560	2,690,410
Arena Pharmaceuticals, Inc.*,1	287,100	2,589,642
Infinity Pharmaceuticals, Inc.*	71,300	2,495,500
Elan Corp. plc ADR*	243,000	2,481,030
Alkermes plc*	131,129	2,428,509
Grifols S.A. ADR*	92,200	2,390,746
Isis Pharmaceuticals, Inc.*,1	187,600	1,962,296
Immunogen, Inc.*,1	151,900	1,936,725
Acorda Therapeutics, Inc.*	75,795	1,884,264
PDL BioPharma, Inc.[1]	260,193	1,834,361
Exelixis, Inc.*,1	374,400	1,711,008
Dendreon Corp.*,1	321,051	1,695,149
Sarepta Therapeutics, Inc.*,1	65,400	1,687,320
NPS Pharmaceuticals, Inc.*	182,000	1,656,200
Affymax, Inc.*	82,400	1,565,600
Spectrum Pharmaceuticals, Inc.[1]	136,850	1,531,352
InterMune, Inc.*,1	151,955	1,472,444
Total Biotechnology		146,021,054
Life Sciences Tools & Services - 13.3%
Life Technologies Corp.*	109,520	5,375,242
Illumina, Inc.*,1	91,836	5,105,163
QIAGEN N.V.*	213,100	3,867,765
Bio-Rad Laboratories, Inc. — Class A*	30,809	3,236,485
Techne Corp.	43,300	2,959,122
Charles River Laboratories International, Inc.*	68,000	2,547,960
Total Life Sciences Tools & Services		23,091,737
Pharmaceuticals - 2.3%
Medicines Co.*	92,800	2,224,416
Nektar Therapeutics*	243,400	1,803,594
Total Pharmaceuticals		4,028,010
Total Common Stocks
(Cost $107,920,351)		173,140,801
RIGHTS - 0.0%
Clinical Data, Inc.
Expires 12/31/20*,†††,2	24,000	–
Total Rights
(Cost $–)		–

	Face Amount
REPURCHASE AGREEMENT††,3 - 0.3%
Credit Suisse Group issued 12/31/12 at 0.12% due 01/02/13	$576,257	576,257
Total Repurchase Agreement
(Cost $576,257)		576,257
SECURITIES LENDING COLLATERAL††,4 - 8.2%
Repurchase Agreements
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 12/31/12 at 0.16% due 01/02/13	8,697,997	8,697,997
RBS Securities, Inc. issued 12/31/12 at 0.20% due 01/02/13	5,520,433	5,520,433
Total Securities Lending Collateral
(Cost $14,218,430)		14,218,430
Total Investments - 108.5%
(Cost $122,715,038)		$187,935,488
Other Assets & Liabilities, net - (8.5)%		(14,727,675)
Total Net Assets - 100.0%		$173,207,813

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
[1]	All or portion of this security is on loan at December 31, 2012 — See Note 4.
[2]	Illiquid security.
[3]	Repurchase Agreement — See Note 3.
[4]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 99.4%
Packaged Foods & Meats - 31.8%
Kraft Foods Group, Inc.	83,300	$3,787,650
General Mills, Inc.	92,237	3,727,297
Kellogg Co.	58,820	3,285,097
HJ Heinz Co.	54,237	3,128,390
Hershey Co.	40,392	2,917,110
Mead Johnson Nutrition Co. — Class A	40,949	2,698,130
ConAgra Foods, Inc.	85,882	2,533,519
Campbell Soup Co.[1]	68,817	2,401,025
JM Smucker Co.	26,152	2,255,348
McCormick & Company, Inc.	33,386	2,121,013
Hormel Foods Corp.	67,486	2,106,238
Tyson Foods, Inc. — Class A	100,115	1,942,231
Green Mountain Coffee Roasters, Inc.*,1	43,874	1,814,629
Unilever N.V.	46,041	1,763,370
Ralcorp Holdings, Inc.*	18,330	1,643,285
BRF - Brasil Foods S.A. ADR[1]	77,080	1,627,159
Hillshire Brands Co.	48,440	1,363,102
Flowers Foods, Inc.	55,895	1,300,677
Dean Foods Co.*	77,981	1,287,466
Smithfield Foods, Inc.*	58,396	1,259,602
Hain Celestial Group, Inc.*	20,900	1,133,198
TreeHouse Foods, Inc.*	19,372	1,009,862
Sanderson Farms, Inc.	15,700	746,535
Total Packaged Foods & Meats		47,851,933
Household Products - 16.8%
Procter & Gamble Co.	146,260	9,929,592
Colgate-Palmolive Co.	49,211	5,144,518
Kimberly-Clark Corp.	50,022	4,223,357
Clorox Co.	30,667	2,245,438
Church & Dwight Company, Inc.	37,706	2,019,910
Energizer Holdings, Inc.	20,465	1,636,791
Total Household Products		25,199,606
Soft Drinks - 10.7%
PepsiCo, Inc.	109,601	7,499,995
Dr Pepper Snapple Group, Inc.	50,425	2,227,777
Coca-Cola Enterprises, Inc.	70,094	2,224,083
Monster Beverage Corp.*	41,853	2,213,187
Fomento Economico Mexicano SAB de CV ADR	18,593	1,872,315
Total Soft Drinks		16,037,357
Tobacco - 10.0%
Philip Morris International, Inc.	103,523	8,658,665
Reynolds American, Inc.	84,908	3,517,738
Lorillard, Inc.	24,435	2,850,831
Total Tobacco		15,027,234
Food Retail - 6.3%
Whole Foods Market, Inc.	33,207	3,032,795
Kroger Co.	103,053	2,681,439
Safeway, Inc.[1]	84,645	1,531,228
Fresh Market, Inc.*	22,700	1,091,643
Casey's General Stores, Inc.	20,000	1,062,000
Total Food Retail		9,399,105
Distillers & Vintners - 5.8%
Brown-Forman Corp. — Class B	42,456	2,685,342
Beam, Inc.	37,570	2,295,151
Constellation Brands, Inc. — Class A*	52,844	1,870,149
Diageo plc ADR	15,600	1,818,648
Total Distillers & Vintners		8,669,290
Personal Products - 5.7%
Estee Lauder Companies, Inc. — Class A	59,156	3,541,077
Herbalife Ltd.[1]	66,741	2,198,449
Avon Products, Inc.	126,302	1,813,697
Nu Skin Enterprises, Inc. — Class A1	27,930	1,034,807
Total Personal Products		8,588,030
Agricultural Products - 5.4%
Archer-Daniels-Midland Co.	113,203	3,100,630
Bunge Ltd.	32,796	2,383,941
Ingredion, Inc.	25,174	1,621,961
Darling International, Inc.*	61,320	983,573
Total Agricultural Products		8,090,105
Brewers - 4.0%
Cia de Bebidas das Americas ADR	51,280	2,153,248
Molson Coors Brewing Co. — Class B	47,517	2,033,252
Anheuser-Busch InBev N.V. ADR	21,012	1,836,659
Total Brewers		6,023,159
Food Distributors - 2.9%
Sysco Corp.	99,805	3,159,827
United Natural Foods, Inc.*	22,070	1,182,731
Total Food Distributors		4,342,558
Total Common Stocks
(Cost $117,955,317)		149,228,377

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.4%
Credit Suisse Group issued 12/31/12 at 0.12% due 01/02/13	$548,393	548,393
Total Repurchase Agreement
(Cost $548,393)		548,393
SECURITIES LENDING COLLATERAL††,3 - 3.7%
Repurchase Agreements
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 12/31/12 at 0.16% due 01/02/13	3,440,055	3,440,055
RBS Securities, Inc. issued 12/31/12 at 0.20% due 01/02/13	2,183,329	2,183,329
Total Securities Lending Collateral
(Cost $5,623,384)		5,623,384
Total Investments - 103.5%
(Cost $124,127,094)		$155,400,154
Other Assets & Liabilities, net - (3.5)%		(5,304,070)
Total Net Assets - 100.0%		$150,096,084

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	December 31, 2012

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at December 31, 2012 — See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 99.9%
Semiconductors - 82.4%
Intel Corp.	39,793	$820,929
Texas Instruments, Inc.	15,520	480,189
Broadcom Corp. — Class A	10,688	354,948
Analog Devices, Inc.	6,917	290,929
Altera Corp.	7,891	271,766
Xilinx, Inc.	6,975	250,403
Maxim Integrated Products, Inc.	8,067	237,170
Linear Technology Corp.	6,747	231,422
NVIDIA Corp.	18,210	223,801
Microchip Technology, Inc.[1]	6,349	206,914
Taiwan Semiconductor Manufacturing Company Ltd. ADR	11,843	203,226
Micron Technology, Inc.*	31,702	201,308
LSI Corp.*	22,879	161,983
Cree, Inc.*	4,745	161,235
Skyworks Solutions, Inc.*	7,906	160,492
Avago Technologies Ltd.	4,800	151,968
ON Semiconductor Corp.*	20,739	146,210
Atmel Corp.*	21,873	143,268
ARM Holdings plc ADR	3,573	135,167
Mellanox Technologies Ltd.*,1	2,268	134,674
Marvell Technology Group Ltd.	18,546	134,644
First Solar, Inc.*,1	4,208	129,943
NXP Semiconductor N.V.*	4,553	120,063
Cirrus Logic, Inc.*	3,940	114,142
Semtech Corp.*	3,938	114,005
Fairchild Semiconductor International, Inc. — Class A*	7,701	110,894
Cavium, Inc.*	3,217	100,403
Cypress Semiconductor Corp.	9,241	100,172
OmniVision Technologies, Inc.*	5,029	70,808
Total Semiconductors		5,963,076
Semiconductor Equipment - 17.5%
Applied Materials, Inc.	26,630	304,646
KLA-Tencor Corp.	4,828	230,585
Lam Research Corp.*	5,613	202,798
ASML Holding N.V.	2,409	155,164
Teradyne, Inc.*	8,694	146,842
Cymer, Inc.*	1,527	138,087
Veeco Instruments, Inc.*	2,967	87,586
Total Semiconductor Equipment		1,265,708
Total Common Stocks
(Cost $5,426,869)		7,228,784

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.6%
Credit Suisse Group issued 12/31/12 at 0.12% due 01/02/13	$38,695	38,695
Total Repurchase Agreement
(Cost $38,695)		38,695
SECURITIES LENDING COLLATERAL††,3 - 2.1%
Repurchase Agreements
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 12/31/12 at 0.16% due 01/02/13	94,325	94,325
RBS Securities, Inc. issued 12/31/12 at 0.20% due 01/02/13	59,866	59,866
Total Securities Lending Collateral
(Cost $154,191)		154,191
Total Investments - 102.6%
(Cost $5,619,755)		$7,421,670
Other Assets & Liabilities, net - (2.6)%		(185,325)
Total Net Assets - 100.0%		$7,236,345

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at December 31, 2012 — See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 48.7%
Energy - 10.8%
Petroleo Brasileiro S.A. ADR	5,898	$113,832
CNOOC Ltd. ADR	446	98,120
Petroleo Brasileiro S.A. ADR	4,567	88,919
PetroChina Company Ltd. ADR	585	84,111
Sasol Ltd. ADR	1,404	60,779
China Petroleum & Chemical Corp. ADR	465	53,438
Ecopetrol S.A. ADR	683	40,755
Ultrapar Participacoes S.A. ADR	1,142	25,444
Total Energy		565,398
Telecommunication Services - 8.8%
China Mobile Ltd. ADR	2,896	170,054
America Movil SAB de CV ADR	4,974	115,098
Chunghwa Telecom Company Ltd. ADR	1,059	34,248
Mobile Telesystems OJSC ADR	1,403	26,166
Telekomunikasi Indonesia Persero Tbk PT ADR	684	25,274
China Telecom Corporation Ltd. ADR	384	21,830
Telefonica Brasil S.A. ADR	804	19,344
China Unicom Hong Kong Ltd. ADR	1,182	19,255
SK Telecom Company Ltd. ADR	987	15,624
Philippine Long Distance Telephone Co. ADR	230	14,101
Total Telecommunication Services		460,994
Financials - 8.5%
Itau Unibanco Holding S.A. ADR	6,321	104,044
Banco Bradesco S.A. ADR	5,299	92,044
China Life Insurance Company Ltd. ADR	1,374	68,274
Shinhan Financial Group Company Ltd. ADR*	1,314	48,145
HDFC Bank Ltd. ADR	1,067	43,448
KB Financial Group, Inc. ADR*	1,064	38,198
ICICI Bank Ltd. ADR	779	33,972
Bancolombia S.A. ADR	235	15,646
Total Financials		443,771
Materials - 8.0%
Vale S.A. Preffered ADR	5,842	118,593
Vale S.A. ADR	3,699	77,531
POSCO ADR	918	75,414
AngloGold Ashanti Ltd. ADR	1,058	33,190
Cemex SAB de CV ADR*	3,152	31,110
Gold Fields Ltd. ADR	2,021	25,242
Gerdau S.A. ADR	2,477	22,268
Cia de Minas Buenaventura S.A. ADR	511	18,370
Sociedad Quimica y Minera de Chile S.A. ADR	250	14,410
Total Materials		416,128
Information Technology - 6.2%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	10,184	174,757
Baidu, Inc. ADR*	749	75,117
Infosys Ltd. ADR	1,329	56,217
LG Display Company Ltd. ADR*	1,229	17,796
Total Information Technology		323,887
Consumer Staples - 4.4%
Cia de Bebidas das Americas ADR	2,087	87,633
Fomento Economico Mexicano SAB de CV ADR	521	52,465
BRF - Brasil Foods S.A. ADR	1,847	38,990
Cia de Bebidas das Americas ADR	436	18,172
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	390	17,313
Cencosud S.A. ADR	880	14,370
Total Consumer Staples		228,943
Utilities - 1.0%
Korea Electric Power Corp. ADR*	1,560	21,793
Empresa Nacional de Electricidad S.A. ADR	303	14,789
Cia Energetica de Minas Gerais ADR	1,330	14,444
Total Utilities		51,026
Consumer Discretionary - 0.6%
Grupo Televisa SAB ADR	1,112	29,557
Industrials - 0.4%
Latam Airlines Group S.A. ADR	857	20,191
Total Common Stocks
(Cost $2,432,566)		2,539,895
	Face Amount
REPURCHASE AGREEMENTS††,1 - 29.1%
Credit Suisse Group issued 12/31/12 at 0.12% due 01/02/13[2]	$712,849	712,849
HSBC Group issued 12/31/12 at 0.12% due 01/02/13	412,550	412,550
Deutsche Bank issued 12/31/12 at 0.11% due 01/02/13	210,993	210,993
Mizuho Financial Group, Inc. issued 12/31/12 at 0.14% due 01/02/13	179,479	179,479
Total Repurchase Agreements
(Cost $1,515,871)		1,515,871
Total Investments - 77.8%
(Cost $3,948,437)		$4,055,766
Other Assets & Liabilities, net - 22.2%		1,160,162
Total Net Assets - 100.0%		$5,215,928

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
March 2013 MSCI Emerging Markets Index Mini Futures Contracts (Aggregate Value of Contracts $1,988,010)	37	$26,648

Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	December 31, 2012

	Units	Unrealized Gain
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International January 2013 Bank of New York Mellon Emerging Markets 50 ADR Index Swap, Terminating 01/23/13 [3] (Notional Value $5,728,258)	2,259	$59,021

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.
[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2012.
[3]	Total Return based on Bank of New York Mellon Emerging Markets 50 ADR Index +/- financing at a variable rate.

ADR — American Depositary Receipt

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 99.1%
Oil & Gas Exploration & Production - 37.0%
ConocoPhillips	28,769	$1,668,313
Anadarko Petroleum Corp.	16,431	1,220,987
EOG Resources, Inc.	9,367	1,131,440
Apache Corp.	14,040	1,102,140
Marathon Oil Corp.	30,263	927,864
Devon Energy Corp.	17,497	910,544
Noble Energy, Inc.	8,381	852,683
Nexen, Inc.	27,694	746,076
Continental Resources, Inc.*	9,971	732,769
Pioneer Natural Resources Co.	6,739	718,310
Southwestern Energy Co.*	20,495	684,738
Chesapeake Energy Corp.[1]	39,525	656,906
Cabot Oil & Gas Corp.	12,975	645,377
Range Resources Corp.	10,116	635,588
Cobalt International Energy, Inc.*	25,600	628,736
Equities Corp.	10,270	605,725
Canadian Natural Resources Ltd.	20,852	601,997
Concho Resources, Inc.*	7,121	573,668
Denbury Resources, Inc.*	31,016	502,459
Encana Corp.	25,284	499,612
Plains Exploration & Production Co.*	10,574	496,344
QEP Resources, Inc.	15,392	465,916
Energy XXI Bermuda Ltd.	14,265	459,190
Whiting Petroleum Corp.*	10,396	450,875
Cimarex Energy Co.	7,735	446,542
Talisman Energy, Inc.	39,188	444,000
Newfield Exploration Co.*	14,252	381,669
SM Energy Co.	7,178	374,763
Oasis Petroleum, Inc.*	11,055	351,549
WPX Energy, Inc.*	22,751	338,535
Ultra Petroleum Corp.*,1	17,842	323,475
Gulfport Energy Corp.*	8,300	317,226
Rosetta Resources, Inc.*	6,800	308,448
Kodiak Oil & Gas Corp.*	33,932	300,298
McMoRan Exploration Co.*	15,000	240,750
Total Oil & Gas Exploration & Production		21,745,512
Integrated Oil & Gas - 22.6%
Exxon Mobil Corp.	45,661	3,951,960
Chevron Corp.	26,861	2,904,749
Occidental Petroleum Corp.	20,476	1,568,666
Hess Corp.	16,137	854,616
Petroleo Brasileiro S.A. ADR	43,802	852,825
BP plc ADR	16,766	698,136
Murphy Oil Corp.	11,448	681,728
Suncor Energy, Inc.	16,731	551,788
Royal Dutch Shell plc ADR	7,317	504,507
InterOil Corp.*,1	7,300	405,369
SandRidge Energy, Inc.*,1	55,281	351,034
Total Integrated Oil & Gas		13,325,378
Oil & Gas Equipment & Services - 15.5%
Schlumberger Ltd.	27,525	1,907,208
Halliburton Co.	32,963	1,143,487
National Oilwell Varco, Inc.	15,867	1,084,509
Baker Hughes, Inc.	20,812	849,962
Cameron International Corp.*	13,293	750,523
FMC Technologies, Inc.*	15,133	648,146
Weatherford International Ltd.*	52,095	582,943
Oceaneering International, Inc.	8,995	483,841
Tenaris S.A. ADR	10,865	455,461
Core Laboratories N.V.	4,027	440,191
Oil States International, Inc.*	5,590	399,909
Superior Energy Services, Inc.*	17,299	358,435
Total Oil & Gas Equipment & Services		9,104,615
Oil & Gas Drilling - 7.9%
Ensco plc — Class A	10,552	625,523
Noble Corp.	17,657	614,817
Diamond Offshore Drilling, Inc.[1]	8,900	604,844
Transocean Ltd.	12,605	562,813
Nabors Industries Ltd.*	35,545	513,625
Seadrill Ltd.	13,273	488,446
Helmerich & Payne, Inc.	8,702	487,399
Rowan Companies plc — Class A*	12,500	390,875
Patterson-UTI Energy, Inc.	17,901	333,496
Total Oil & Gas Drilling		4,621,838
Oil & Gas Refining & Marketing - 7.5%
Phillips 66	21,974	1,166,818
Marathon Petroleum Corp.	14,846	935,298
Valero Energy Corp.	25,646	875,042
HollyFrontier Corp.	13,294	618,836
Tesoro Corp.	11,412	502,699
Western Refining, Inc.[1]	11,200	315,728
Total Oil & Gas Refining & Marketing		4,414,421
Oil & Gas Storage & Transportation - 5.9%
Kinder Morgan, Inc.	36,037	1,273,188
Williams Companies, Inc.	28,932	947,234
Spectra Energy Corp.	31,280	856,446
Cheniere Energy, Inc.*	22,421	421,066
Total Oil & Gas Storage & Transportation		3,497,934
Coal & Consumable Fuels - 2.7%
Peabody Energy Corp.	20,028	532,944
CONSOL Energy, Inc.	16,426	527,275
Alpha Natural Resources, Inc.*	30,548	297,538
Arch Coal, Inc.[1]	33,729	246,896
Total Coal & Consumable Fuels		1,604,653
Total Common Stocks
(Cost $32,570,466)		58,314,351

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	December 31, 2012

	Face Amount	Value
REPURCHASE AGREEMENT††,2 - 0.5%
Credit Suisse Group issued 12/31/12 at 0.12% due 01/02/13	$302,313	$302,313
Total Repurchase Agreement
(Cost $302,313)		302,313
SECURITIES LENDING COLLATERAL††,3 - 2.0%
Repurchase Agreements
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 12/31/12 at 0.16% due 01/02/13	724,337	724,337
RBS Securities, Inc. issued 12/31/12 at 0.20% due 01/02/13	459,721	459,721
Total Securities Lending Collateral
(Cost $1,184,058)		1,184,058
Total Investments - 101.6%
(Cost $34,056,837)		$59,800,722
Other Assets & Liabilities, net - (1.6)%		(962,090)
Total Net Assets - 100.0%		$58,838,632

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at December 31, 2012 — See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 99.7%
Oil & Gas Equipment & Services - 72.4%
Schlumberger Ltd.	70,536	$4,887,438
Halliburton Co.	84,263	2,923,082
National Oilwell Varco, Inc.	40,568	2,772,823
Baker Hughes, Inc.	53,212	2,173,178
Cameron International Corp.*	33,978	1,918,398
FMC Technologies, Inc.*	38,723	1,658,506
Oceaneering International, Inc.	23,167	1,246,153
Weatherford International Ltd.*	107,690	1,205,051
Dresser-Rand Group, Inc.*	19,121	1,073,453
Oil States International, Inc.*	14,321	1,024,524
Superior Energy Services, Inc.*	44,236	916,570
Dril-Quip, Inc.*	12,138	886,681
McDermott International, Inc.*	75,830	835,647
Helix Energy Solutions Group, Inc.*	37,446	772,885
Tidewater, Inc.	16,776	749,552
Lufkin Industries, Inc.	12,390	720,231
Tenaris S.A. ADR	17,031	713,940
Bristow Group, Inc.	13,207	708,688
Core Laboratories N.V.	6,255	683,734
CARBO Ceramics, Inc.[1]	8,593	673,176
Exterran Holdings, Inc.*	28,156	617,180
Hornbeck Offshore Services, Inc.*	16,027	550,367
Key Energy Services, Inc.*	75,016	521,361
Total Oil & Gas Equipment & Services		30,232,618
Oil & Gas Drilling - 27.3%
Diamond Offshore Drilling, Inc.[1]	22,995	1,562,740
Ensco plc — Class A	23,721	1,406,181
Noble Corp.	39,461	1,374,032
Helmerich & Payne, Inc.	22,314	1,249,807
Transocean Ltd.	26,917	1,201,844
Rowan Companies plc — Class A*	31,859	996,231
Nabors Industries Ltd.*	67,075	969,234
Seadrill Ltd.	24,395	897,736
Atwood Oceanics, Inc.*	19,300	883,747
Patterson-UTI Energy, Inc.	45,817	853,571
Total Oil & Gas Drilling		11,395,123
Total Common Stocks
(Cost $15,989,924)		41,627,741
	Face Amount
REPURCHASE AGREEMENT††,2 - 0.5%
Credit Suisse Group issued 12/31/12 at 0.12% due 01/02/13	$217,283	217,283
Total Repurchase Agreement
(Cost $217,283)		217,283
SECURITIES LENDING COLLATERAL††,3 - 2.7%
Repurchase Agreements
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 12/31/12 at 0.16% due 01/02/13	686,733	686,733
RBS Securities, Inc. issued 12/31/12 at 0.20% due 01/02/13	435,855	435,855
Total Securities Lending Collateral
(Cost $1,122,588)		1,122,588
Total Investments - 102.9%
(Cost $17,329,795)		$42,967,612
Other Assets & Liabilities, net - (2.9)%		(1,212,746)
Total Net Assets - 100.0%		$41,754,866

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at December 31, 2012 — See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 2.2%
Financials - 0.6%
HSBC Holdings plc ADR	759	$40,279
Allianz SE ADR	2,534	35,020
Deutsche Bank AG	557	24,669
Banco Santander S.A. ADR	2,574	21,030
UBS AG	1,220	19,203
Barclays plc ADR[1]	960	16,627
ING Groep N.V. ADR*,1	1,710	16,228
Banco Bilbao Vizcaya Argentaria S.A. ADR	1,498	14,111
Total Financials		187,167
Health Care - 0.4%
Novartis AG ADR	725	45,892
Roche Holding AG ADR	723	36,512
Sanofi ADR	715	33,877
GlaxoSmithKline plc ADR	714	31,038
AstraZeneca plc ADR	357	16,875
Total Health Care		164,194
Consumer Staples - 0.4%
Nestle S.A. ADR	926	60,348
British American Tobacco plc ADR	300	30,375
Diageo plc ADR	215	25,065
Unilever N.V.	538	20,605
Total Consumer Staples		136,393
Energy - 0.3%
Royal Dutch Shell plc ADR	473	32,614
Total S.A. ADR	625	32,506
BP plc ADR	771	32,104
Eni SpA ADR[1]	372	18,280
Total Energy		115,504
Telecommunication Services - 0.2%
Vodafone Group plc ADR	1,262	31,790
Telefonica S.A. ADR	1,009	13,611
Deutsche Telekom AG ADR	963	10,942
Total Telecommunication Services		56,343
Materials - 0.1%
BHP Billiton Ltd. ADR	235	18,433
Rio Tinto plc ADR[1]	310	18,008
Anglo American plc ADR	588	9,179
Total Materials		45,620
Industrials - 0.1%
Siemens AG ADR	268	29,338
ABB Ltd. ADR	604	12,557
Total Industrials		41,895
Information Technology - 0.1%
SAP AG ADR[1]	264	21,220
Telefonaktiebolaget LM Ericsson — Class B ADR[1]	898	9,070
Total Information Technology		30,290
Consumer Discretionary - 0.0%
Daimler AG	304	16,711
Total Common Stocks
(Cost $619,791)		794,117
	Face Amount
REPURCHASE AGREEMENTS††,2 - 69.9%
HSBC Group issued 12/31/12 at 0.12% due 01/02/13	$11,188,466	11,188,466
Deutsche Bank issued 12/31/12 at 0.11% due 01/02/13	5,722,203	5,722,203
Mizuho Financial Group, Inc. issued 12/31/12 at 0.14% due 01/02/13	4,867,522	4,867,522
Credit Suisse Group issued 12/31/12 at 0.12% due 01/02/13	3,832,722	3,832,722
Total Repurchase Agreements
(Cost $25,610,913)		25,610,913
SECURITIES LENDING COLLATERAL††,3 - 4.6%
Repurchase Agreements
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 12/31/12 at 0.16% due 01/02/12	1,041,820	1,041,820
RBS Securities, Inc. issued 12/31/12 at 0.20% due 01/02/13	661,221	661,221
Total Securities Lending Collateral
(Cost $1,703,041)		1,703,041
Total Investments - 76.7%
(Cost $27,933,745)		$28,108,071
Other Assets & Liabilities, net - 23.3%		8,536,247
Total Net Assets - 100.0%		$36,644,318

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED††
March 2013 STOXX 50 Index Futures Contracts (Aggregate Value of Contracts $41,185,606)	1,205	$390,622
March 2013 EURO STOXX 50 Index Futures Contracts (Aggregate Value of Contracts $5,185,106)	149	30,768
(Total Aggregate Value of Contracts $46,370,712)		$421,390
CURRENCY FUTURES CONTRACTS PURCHASED†
March 2013 Euro FX Currency Futures Contracts (Aggregate Value of Contracts $45,385,313)	275	$346,500

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)(concluded)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at December 31, 2012 — See Note 4.
[2]	Repurchase Agreements — See Note 3.
[3]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

Event Driven and Distressed Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
EXCHANGE TRADED FUNDS† - 15.3%
iShares iBoxx $ High Yield Corporate Bond Fund[1]	16,000	$1,493,600
Total Exchange Traded Funds
(Cost $1,472,002)		1,493,600
	Face Amount
REPURCHASE AGREEMENTS††,2 - 83.2%
HSBC Group issued 12/31/12 at 0.12% due 01/02/13	$3,540,108	3,540,108
Deutsche Bank issued 12/31/12 at 0.11% due 01/02/13	1,810,545	1,810,545
Mizuho Financial Group, Inc. issued 12/31/12 at 0.14% due 01/02/13	1,540,118	1,540,118
Credit Suisse Group issued 12/31/12 at 0.12% due 01/02/13	1,212,700	1,212,700
Total Repurchase Agreements
(Cost $8,103,471)		8,103,471
SECURITIES LENDING COLLATERAL††,3 - 7.7%
Repurchase Agreements
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 12/31/12 at 0.16% due 01/02/13	459,112	459,112
RBS Securities, Inc. issued 12/31/12 at 0.20% due 01/02/13	291,388	291,388
Total Securities Lending Collateral
(Cost $750,500)		750,500
Total Investments - 106.2%
(Cost $10,325,973)		$10,347,571
Other Assets & Liabilities, net - (6.2)%		(609,806)
Total Net Assets - 100.0%		$9,737,765

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
March 2013 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $1,354,240)	16	$33,642

Units
CORPORATE BOND INDEX SWAP AGREEMENTS††
Credit Suisse International, LLC January 2013 iShares iBoxx High Yield Corporate Bond Fund Index Swap, Terminating 01/02/13 [4] (Notional Value $4,555,700)	21,140	$63,489

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at December 31, 2012 — See Note 4.
[2]	Repurchase Agreements — See Note 3.
[3]	Securities lending collateral —See Note 4 .
[4]	Total Return based on iShares iBoxx High Yield Corporate Bond Fund Index +/- financing at a variable rate.

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 99.6%
Property & Casualty Insurance - 10.0%
Berkshire Hathaway, Inc. — Class B*	9,813	$880,225
Travelers Companies, Inc.	4,263	306,169
Chubb Corp.	3,487	262,641
Allstate Corp.	6,426	258,132
ACE Ltd.	3,162	252,328
Progressive Corp.	9,948	209,903
XL Group plc — Class A	8,149	204,214
Cincinnati Financial Corp.	3,777	147,907
Fidelity National Financial, Inc. — Class A	5,850	137,768
Total Property & Casualty Insurance		2,659,287
Diversified Banks - 10.0%
Wells Fargo & Co.	23,075	788,704
U.S. Bancorp	14,295	456,582
Itau Unibanco Holding S.A. ADR	14,387	236,810
Banco Bradesco S.A. ADR	12,624	219,279
HSBC Holdings plc ADR	3,931	208,618
ICICI Bank Ltd. ADR	4,719	205,796
Toronto-Dominion Bank	2,340	197,332
Credicorp Ltd.	1,340	196,390
Comerica, Inc.	4,698	142,537
Total Diversified Banks		2,652,048
Specialized REIT's - 8.5%
American Tower Corp. — Class A	4,270	329,942
Public Storage	2,098	304,126
HCP, Inc.	5,965	269,499
Ventas, Inc.	4,034	261,080
Health Care REIT, Inc.	3,919	240,196
Weyerhaeuser Co.	8,248	229,459
Host Hotels & Resorts, Inc.	12,772	200,137
Plum Creek Timber Company, Inc.	3,575	158,623
Rayonier, Inc.	2,914	151,033
Senior Housing Properties Trust	5,170	122,219
Total Specialized REIT's		2,266,314
Asset Management & Custody Banks - 8.4%
BlackRock, Inc. — Class A	1,726	356,780
Bank of New York Mellon Corp.	12,579	323,280
Franklin Resources, Inc.	2,404	302,183
State Street Corp.	5,912	277,923
T. Rowe Price Group, Inc.	3,682	239,809
Ameriprise Financial, Inc.	3,382	211,815
Northern Trust Corp.	4,113	206,308
Invesco Ltd.	7,717	201,337
Legg Mason, Inc.	4,180	107,510
Total Asset Management & Custody Banks		2,226,945
Other Diversified Financial Services - 7.8%
JPMorgan Chase & Co.	17,483	768,728
Bank of America Corp.	58,066	673,566
Citigroup, Inc.	16,133	638,221
Total Other Diversified Financial Services		2,080,515
Regional Banks - 7.6%
PNC Financial Services Group, Inc.	5,614	327,353
BB&T Corp.	9,111	265,221
SunTrust Banks, Inc.	8,124	230,315
Fifth Third Bancorp	14,494	220,164
M&T Bank Corp.	2,111	207,870
Regions Financial Corp.	26,490	188,609
CIT Group, Inc.*	4,289	165,727
KeyCorp	19,665	165,579
Huntington Bancshares, Inc.	21,627	138,197
Zions Bancorporation	5,470	117,058
Total Regional Banks		2,026,093
Retail REIT's - 7.1%
Simon Property Group, Inc.	2,643	417,832
General Growth Properties, Inc.	12,918	256,422
Macerich Co.	2,882	168,021
Kimco Realty Corp.	8,589	165,939
Federal Realty Investment Trust	1,478	153,742
Realty Income Corp.	3,394	136,473
Taubman Centers, Inc.	1,670	131,462
DDR Corp.	8,340	130,604
Regency Centers Corp.	2,610	122,983
National Retail Properties, Inc.	3,530	110,136
CBL & Associates Properties, Inc.	5,160	109,444
Total Retail REIT's		1,903,058
Life & Health Insurance - 5.8%
MetLife, Inc.	10,721	353,149
Prudential Financial, Inc.	5,529	294,862
Aflac, Inc.	5,498	292,054
Principal Financial Group, Inc.	6,044	172,375
Lincoln National Corp.	6,090	157,731
Unum Group	6,773	141,014
Torchmark Corp.	2,537	131,087
Total Life & Health Insurance		1,542,272
Investment Banking & Brokerage - 5.2%
Goldman Sachs Group, Inc.	3,646	465,083
Morgan Stanley	19,030	363,853
Charles Schwab Corp.	17,560	252,162
TD Ameritrade Holding Corp.	10,628	178,657
Jefferies Group, Inc.	6,180	114,763
Total Investment Banking & Brokerage		1,374,518
Residential REIT's - 4.8%
Equity Residential	4,529	256,659
AvalonBay Communities, Inc.	1,734	235,113
UDR, Inc.	6,148	146,199
Camden Property Trust	2,108	143,787
Essex Property Trust, Inc.	939	137,704
American Campus Communities, Inc.	2,840	131,009
Apartment Investment & Management Co. — Class A	4,410	119,335
BRE Properties, Inc.	2,340	118,942
Total Residential REIT's		1,288,748
Consumer Finance - 4.7%
American Express Co.	8,304	477,314
Capital One Financial Corp.	5,884	340,860
Discover Financial Services	6,666	256,974
SLM Corp.	9,792	167,737
Total Consumer Finance		1,242,885

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Specialized Finance - 3.4%
CME Group, Inc. — Class A	4,705	$238,590
Moody's Corp.	3,889	195,694
NYSE Euronext	5,951	187,695
IntercontinentalExchange, Inc.*	1,413	174,944
NASDAQ OMX Group, Inc.	4,780	119,548
Total Specialized Finance		916,471
Office REIT's - 2.5%
Boston Properties, Inc.	2,239	236,908
Digital Realty Trust, Inc.	2,523	171,286
SL Green Realty Corp.	2,044	156,673
Highwoods Properties, Inc.	2,890	96,671
Total Office REIT's		661,538
Multi-Line Insurance - 2.4%
Loews Corp.	5,790	235,943
Hartford Financial Services Group, Inc.	8,231	184,704
Genworth Financial, Inc. — Class A*	15,340	115,203
Assurant, Inc.	2,790	96,813
Total Multi-Line Insurance		632,663
Mortgage REIT's - 1.9%
Annaly Capital Management, Inc.	15,290	214,671
American Capital Agency Corp.	6,154	178,097
Two Harbors Investment Corp.	9,460	104,817
Total Mortgage REIT's		497,585
Insurance Brokers - 1.8%
Marsh & McLennan Companies, Inc.	7,407	255,320
Aon plc	4,074	226,514
Total Insurance Brokers		481,834
Diversified REIT's - 1.8%
Vornado Realty Trust	2,862	229,189
Liberty Property Trust	3,420	122,333
Duke Realty Corp.	8,340	115,676
Total Diversified REIT's		467,198
Multi-line Insurance - 1.6%
American International Group, Inc.*	12,170	429,601
Thrifts & Mortgage Finance - 0.9%
Ocwen Financial Corp.*	3,680	127,291
People's United Financial, Inc.	9,935	120,114
Total Thrifts & Mortgage Finance		247,405
Industrial REIT's - 0.9%
Prologis, Inc.	6,726	245,432
Diversified Capital Markets - 0.7%
Deutsche Bank AG	4,456	197,356
Reinsurance - 0.7%
Everest Re Group Ltd.	1,788	196,591
Real Estate Services - 0.6%
CBRE Group, Inc. — Class A*	7,605	151,340
Multi-Sector Holdings - 0.5%
Leucadia National Corp.	5,980	142,264
Total Common Stocks
(Cost $22,580,239)		26,529,961
	Face Amount
REPURCHASE AGREEMENT††,1 - 0.3%
Credit Suisse Group issued 12/31/12 at 0.12% due 01/02/13	$73,723	73,723
Total Repurchase Agreement
(Cost $73,723)		73,723
Total Investments - 99.9%
(Cost $22,653,962)		$26,603,684
Other Assets & Liabilities, net - 0.1%		24,083
Total Net Assets - 100.0%		$26,627,767

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

ADR — American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

Flexible Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Face Amount	Value
CORPORATE BONDS†† - 43.2%
Financials - 13.8%
Montpelier Re Holdings Ltd.
4.70% due 10/15/22	$500,000	$511,541
Nippon Life Insurance Co.
5.00% due 10/18/42[1,2,5]	400,000	422,512
Prudential Financial, Inc.
5.63% due 06/15/43[5]	300,000	310,890
Citigroup, Inc.
5.95% due 10/23/50[3,5]	300,000	303,750
Caribbean Development Bank
4.38% due 11/09/27[1,2]	300,000	299,303
Infinity Property & Casualty Corp.
5.00% due 09/19/22	250,000	260,810
Lancashire Holdings Ltd.
5.70% due 10/01/22[1,2]	250,000	248,323
Farmers Exchange Capital
7.05% due 07/15/28[1,2]	200,000	245,781
Kennedy-Wilson, Inc.
8.75% due 04/01/19[1,2]	200,000	213,000
Jones Lang LaSalle, Inc.
4.40% due 11/15/22	150,000	153,233
Itau Unibanco Holding S.A./Cayman Island
5.13% due 05/13/23[1,2]	100,000	102,375
Total Financials		3,071,518
Consumer Discretionary - 6.9%
Expedia, Inc.
5.95% due 08/15/20	400,000	445,041
American Standard Americas
10.75% due 01/15/16[1,2]	250,000	245,000
WMG Acquisition Corp.
6.00% due 01/15/21[1,2]	150,000	158,250
Dufry Finance SCA
5.50% due 10/15/20[1,2]	150,000	155,250
MDC Partners, Inc.
11.00% due 11/01/16[1,2]	100,000	109,875
Laureate Education, Inc.
9.25% due 09/01/19[1,2]	100,000	104,500
Checkers Drive-In Restaurants, Inc.
11.00% due 12/01/17[1,2]	100,000	101,500
Logo Merger Sub Corp.
8.38% due 10/15/20[1,2]	100,000	100,500
ServiceMaster Co.
7.00% due 08/15/20[1,2]	100,000	100,250
Total Consumer Discretionary		1,520,166
Energy - 6.6%
Magnum Hunter Resources Corp.
9.75% due 05/15/20[1,2]	350,000	363,125
Exterran Holdings, Inc.
7.25% due 12/01/18	300,000	318,000
Penn Virginia Resource Partners Limited Partnership / Penn Virginia Resource Finance Corp.
8.25% due 04/15/18	200,000	212,000
Drill Rigs Holdings, Inc.
6.50% due 10/01/17[1,2]	170,000	169,150
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
7.75% due 04/01/19[1,2]	150,000	155,625
EPL Oil & Gas, Inc.
8.25% due 02/15/18[1,2]	150,000	154,125
Legacy Reserves Limited Partnership / Finance Corp.
8.00% due 12/01/20[1,2]	100,000	102,000
Total Energy		1,474,025
Industrials - 5.5%
Penske Truck Leasing Company Lp / PTL Finance Corp.
4.88% due 07/11/22[1,2]	300,000	309,900
Clean Harbors, Inc.
5.13% due 06/01/21[1,2]	250,000	258,750
FTI Consulting, Inc.
6.00% due 11/15/22[1,2]	250,000	258,750
Chicago Bridge & Iron Co.
5.15% due 10/19/22	150,000	150,632
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27[1,2]	150,000	149,250
SBM Baleia Azul Sarl
5.50% due 09/15/27	100,000	100,021
Total Industrials		1,227,303
Information Technology - 3.3%
IMS Health, Inc.
6.00% due 11/01/20[1,2]	350,000	366,625
Nuance Communications, Inc.
5.38% due 08/15/20[1,2]	350,000	365,750
Total Information Technology		732,375
Materials - 2.5%
IAMGOLD Corp.
6.75% due 10/01/20[1,2]	300,000	292,500
Eldorado Gold Corp.
6.13% due 12/15/20[1,2]	150,000	152,625
TPC Group, Inc.
8.75% due 12/15/20[1,2]	100,000	100,750
Total Materials		545,875
Telecommunication Services - 2.1%
CyrusOne Limited Partnership / CyrusOne Finance Corp.
6.38% due 11/15/22[1,2]	250,000	260,625
Unitymedia Hessen GmbH & Company KG / Unitymedia NRW GmbH
5.50% due 01/15/23[1,2]	100,000	103,250

Flexible Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Face Amount	Value
CORPORATE BONDS†† - 43.2% (continued)
Telecommunication Services - 2.1% (continued)
Griffey Intermediate Incorporated / Griffey Finance Sub LLC
7.00% due 10/15/20[1,2]	$100,000	$102,250
Total Telecommunication Services		466,125
Consumer Staples - 2.1%
Spectrum Brands Escrow Corp.
6.63% due 11/15/22[1,2]	100,000	107,250
6.38% due 11/15/20[1,2]	100,000	105,000
Harbinger Group, Inc.
7.88% due 07/15/19[1,2]	150,000	148,688
US Foods, Inc.
8.50% due 06/30/19[1,2]	100,000	102,000
Total Consumer Staples		462,938
Health Care - 0.4%
Physiotherapy Associates Holdings, Inc.
11.88% due 05/01/19[1,2]	100,000	89,000
Total Corporate Bonds
(Cost $9,429,816)		9,589,325
SENIOR FLOATING RATE INTERESTS†† - 36.8%
Consumer Discretionary - 13.2%
David's Bridal, Inc.
5.00% due 10/05/19	300,000	300,500
MGM Resorts International
4.25% due 12/13/19	185,714	187,525
4.46% due 12/13/19	64,286	64,913
Blue Coat Systems, Inc.
5.75% due 02/15/18	249,375	250,778
GCA Services Group, Inc.
9.25% due 11/01/20	150,000	148,125
10/11/19[4]	100,000	99,583
Guitar Center, Inc.
5.56% due 04/09/17	250,000	240,750
Kronos, Inc.
5.50% due 10/26/19	200,000	202,126
Transtar Holdings Co.
9.75% due 10/09/19	100,000	101,000
5.50% due 10/09/18	100,000	100,750
Endurance International Group
6.25% due 11/08/19	100,000	99,917
10.25% due 05/08/20	100,000	99,500
Travelport Holdings Ltd.
due 08/23/15[4]	200,000	192,000
FleetPride Corp.
5.25% due 11/15/19	150,000	150,047
Southern Graphics, Inc.
5.00% due 10/17/19	150,000	150,000
Smart & Final Stores LLC
due 11/15/19[4]	150,000	149,813
OSI Restaurant, Inc.
4.75% due 10/23/19	95,000	95,870
5.75% due 10/23/19	5,000	5,046
Equinox Fitness Clubs
11/16/19[4]	100,000	100,750
Intrawest Corp.
7.00% due 12/03/17	100,000	100,125
Jacobs Entertainment, Inc.
6.25% due 10/26/18	100,000	99,000
Total Consumer Discretionary		2,938,118
Information Technology - 7.2%
Deltek Systems, Inc.
6.00% due 10/04/18	200,000	201,286
10.00% due 10/10/19	100,000	101,417
Go Daddy Operating Company LLC
5.50% due 12/17/18	250,000	250,417
First Data Corp.
4.21% due 03/23/18	250,000	237,473
Wall Street Systems Holdings, Inc.
5.75% due 10/24/19	100,000	99,875
9.25% due 04/24/20	100,000	99,667
SumTotal Systems, Inc.
6.25% due 10/25/19	200,000	198,626
Associated Partners, Inc.
6.71% due 12/21/15	125,000	121,875
Entrust Holdings, Inc.
6.25% due 11/02/19	100,000	99,000
Ascensus, Inc.
12/20/18[4]	100,000	98,500
IPC Systems, Inc.
7.75% due 07/31/17	100,000	97,500
Total Information Technology		1,605,636
Industrials - 5.4%
CDW LLC
due 07/15/17[4]	350,000	348,075
Laureate Education, Inc.
5.25% due 06/15/18	350,000	346,500
Wilsonart International Holdings LLC
5.50% due 10/31/19	200,000	201,250
Sabre Holdings Corp.
due 09/30/17[4]	100,000	100,589
Dematic S.A.
12/20/19[4]	100,000	100,000
Hunter Fan Co.
12/21/17[4]	100,000	99,000
Total Industrials		1,195,414
Health Care - 3.3%
CHG Healthcare Services, Inc.
5.00% due 11/13/19	250,000	249,583
PRA International
06/10/19[4]	100,000	100,625
12/10/18[4]	100,000	99,750
AssuraMed Holdings, Inc.
5.50% due 10/23/19	100,000	100,938
Ardent Medical Services, Inc.
05/19/18[4]	100,000	100,750

Flexible Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	December 31, 2012

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 36.8% (continued)
Health Care - 3.3% (continued)
Harvard Drug Group LLC
6.00% due 10/04/19	$86,957	$87,391
10/04/19[4]	13,043	–
Total Health Care		739,037
Financials - 3.2%
HarbourVest Partners LLC
4.75% due 11/20/17	200,000	200,250
Flexera Software, Inc.
11.00% due 09/30/18	150,000	152,250
USI Holdings Corp.
12/14/19[4]	150,000	149,501
Cunningham Lindsey U.S., Inc.
5.00% due 10/18/19	100,000	100,625
Confie Seguros Holding II Co.
6.50% due 11/08/18	100,000	98,917
Total Financials		701,543
Energy - 2.0%
P2 Energy Solutions, Inc.
10.00% due 05/20/19	100,000	99,500
6.00% due 11/20/18	99,750	99,002
El Paso (EP/Everest)
4.50% due 04/26/19	150,000	150,321
Shelf Drilling Holdings Ltd.
7.25% due 05/31/18	100,000	98,500
Total Energy		447,323
Utilities - 1.1%
MRC Global, Inc.
6.25% due 10/24/19	150,000	150,375
Astoria Generating Company Acquisitions LLC
8.50% due 10/26/17	100,000	100,229
Total Utilities		250,604
Consumer Staples - 0.9%
Tomkins LLC
5.00% due 11/09/18	100,000	100,813
Grocery Outlet, Inc.
7.00% due 11/26/18	100,000	99,833
Total Consumer Staples		200,646
Telecommunication Services - 0.5%
WMG Acquisition Corp.
5.25% due 11/01/18	100,000	101,063
Total Senior Floating Rate Interests
(Cost $8,109,679)		8,179,384
ASSET BACKED SECURITIES†† - 16.1%
Marathon Clo II Ltd.
2005-2A, 2.11% due 12/20/19[1,2,5]	550,000	484,879
Garanti Diversified Payment Rights Finance Co.
2007-A, 0.54% due 07/09/17[5]	494,000	463,841
KKR Financial CLO 2007-1 Corp.
2007-1A, 2.56% due 05/15/21[1,2,5]	500,000	460,840
ACA CLO 2007-1 Ltd.
2007-1A, 1.29% due 06/15/22[1,2,5]	500,000	415,545
Cerberus Offshore Levered I, LP
2012-1A, 5.20% due 11/30/18[1,2,5]	250,000	251,448
Finn Square CLO Ltd.
2012-1A, 0.00% due 12/24/23[1,2]	250,000	245,675
ARES CLO Ltd.
2013-3A, 0.00% due 01/17/24[1,2]	250,000	241,683
Great Lakes CLO 2012-1 Ltd.
2012-1A, 4.67% due 01/15/23[1,2]	250,000	239,620
Atlas Senior Loan Fund II Ltd.
2012-2A, 0.00% due 01/30/24[1,2]	250,000	237,153
Summit Lake CLO Ltd.
2005-1A, 0.00% due 02/24/18[5]	350,000	213,353
MKP CBO I Ltd.
2004-3A, 0.96% due 05/08/39[1,2,5]	211,837	207,126
Rockwall CDO Ltd.
2007-1A, 0.86% due 08/01/24[1,2,5]	150,000	117,423
Total Asset Backed Securities
(Cost $3,563,552)		3,578,586
Total Investments - 96.1%
(Cost $21,103,047)		$21,347,295
Other Assets & Liabilities, net - 3.9%		872,107
Total Net Assets - 100.0%		$22,219,402

††	Value determined based on Level 2 inputs — See Note 2.
[1]	Security was acquired through a private placement.
[2]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $9,724,799 (cost $9,583,085), or 43.8% of total net assets.
[3]	Perpetual maturity.
[4]	Security with no rate was unsettled at December 31, 2012.
[5]	Variable rate security. Rate indicated is rate effective at December 31, 2012.

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Face Amount	Value
U.S. GOVERNMENT SECURITIES† - 85.0%
U.S. Treasury Bond
2.75% due 11/15/42	$126,093,000	$121,443,320
Total U.S. Government Securities
(Cost $122,895,032)		121,443,320
REPURCHASE AGREEMENTS††,1 - 13.2%
HSBC Group issued 12/31/12 at 0.12% due 01/02/13	8,269,483	8,269,483
Deutsche Bank issued 12/31/12 at 0.11% due 01/02/13	4,229,324	4,229,324
Mizuho Financial Group, Inc. issued 12/31/12 at 0.14% due 01/02/13	3,597,623	3,597,623
Credit Suisse Group issued 12/31/12 at 0.12% due 01/02/13	2,832,795	2,832,795
Total Repurchase Agreements
(Cost $18,929,225)		18,929,225
Total Investments - 98.2%
(Cost $141,824,257)		$140,372,545
Other Assets & Liabilities, net - 1.8%		2,593,105
Total Net Assets - 100.0%		$142,965,650

	Contracts	Unrealized Loss
INTEREST RATE FUTURES CONTRACTS PURCHASED†
March 2013 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $60,008,625)	369	$(1,116,884)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 99.7%
Pharmaceuticals - 30.9%
Johnson & Johnson	56,606	$3,968,080
Pfizer, Inc.	153,904	3,859,911
Merck & Company, Inc.	75,420	3,087,695
Eli Lilly & Co.	43,962	2,168,206
Bristol-Myers Squibb Co.	64,356	2,097,362
Allergan, Inc.	16,468	1,510,610
Teva Pharmaceutical Industries Ltd. ADR	27,767	1,036,820
Mylan, Inc.*	34,676	952,896
Watson Pharmaceuticals, Inc.*	10,800	928,800
Perrigo Co.	8,640	898,819
Forest Laboratories, Inc.*	24,717	873,004
Warner Chilcott plc — Class A	71,650	862,666
GlaxoSmithKline plc ADR	19,304	839,145
Valeant Pharmaceuticals International, Inc.*	13,366	798,886
Novartis AG ADR	12,389	784,224
AstraZeneca plc ADR[1]	14,788	699,029
Hospira, Inc.*	20,473	639,577
Endo Health Solutions, Inc.*	18,910	496,766
Questcor Pharmaceuticals, Inc.[1]	12,680	338,810
Vivus, Inc.*,1	24,570	329,729
Total Pharmaceuticals		27,171,035
Health Care Equipment - 20.9%
Abbott Laboratories	44,445	2,911,148
Medtronic, Inc.	44,062	1,807,423
Baxter International, Inc.	25,997	1,732,960
Stryker Corp.	23,503	1,288,434
Intuitive Surgical, Inc.*	2,461	1,206,801
Becton Dickinson and Co.	14,296	1,117,804
Covidien plc	17,520	1,011,605
Zimmer Holdings, Inc.	14,408	960,437
St. Jude Medical, Inc.	26,363	952,759
Edwards Lifesciences Corp.*	10,120	912,520
CR Bard, Inc.	8,279	809,189
Boston Scientific Corp.*	139,715	800,567
Varian Medical Systems, Inc.*	11,225	788,444
CareFusion Corp.*	25,234	721,188
ResMed, Inc.	16,689	693,762
Hologic, Inc.*	32,640	653,779
Total Health Care Equipment		18,368,820
Biotechnology - 16.3%
Amgen, Inc.	26,608	2,296,804
Gilead Sciences, Inc.*	28,715	2,109,117
Biogen Idec, Inc.*	11,306	1,658,251
Celgene Corp.*	20,845	1,640,918
Alexion Pharmaceuticals, Inc.*	12,919	1,211,931
Regeneron Pharmaceuticals, Inc.*	6,721	1,149,761
Vertex Pharmaceuticals, Inc.*	20,301	851,424
BioMarin Pharmaceutical, Inc.*	14,400	709,200
Amarin Corporation plc ADR*,1	80,300	649,627
Onyx Pharmaceuticals, Inc.*	8,300	626,899
Medivation, Inc.*	10,500	537,180
Ariad Pharmaceuticals, Inc.*	25,689	492,715
Arena Pharmaceuticals, Inc.*,1	43,400	391,468
Total Biotechnology		14,325,295
Managed Health Care - 8.7%
UnitedHealth Group, Inc.	39,074	2,119,373
WellPoint, Inc.	20,306	1,237,042
Aetna, Inc.	24,362	1,127,961
Cigna Corp.	20,843	1,114,267
Humana, Inc.	13,842	949,976
Coventry Health Care, Inc.	15,716	704,548
WellCare Health Plans, Inc.*	8,520	414,839
Total Managed Health Care		7,668,006
Health Care Services - 7.2%
Express Scripts Holding Co.*	35,028	1,891,513
DaVita HealthCare Partners, Inc.*	8,329	920,604
Catamaran Corp.*	18,390	866,353
Quest Diagnostics, Inc.	14,644	853,306
Laboratory Corporation of America Holdings*	9,336	808,684
Omnicare, Inc.	15,779	569,622
HMS Holdings Corp.*	16,610	430,531
Total Health Care Services		6,340,613
Life Sciences Tools & Services - 5.5%
Thermo Fisher Scientific, Inc.	21,292	1,358,005
Agilent Technologies, Inc.	26,414	1,081,389
Life Technologies Corp.*	16,552	812,372
Waters Corp.*	8,978	782,163
Illumina, Inc.*,1	13,914	773,479
Total Life Sciences Tools & Services		4,807,408
Health Care Distributors - 4.6%
McKesson Corp.	14,074	1,364,615
Cardinal Health, Inc.	25,652	1,056,349
AmerisourceBergen Corp. — Class A	20,960	905,053
Henry Schein, Inc.*	9,407	756,887
Total Health Care Distributors		4,082,904
Health Care Facilities - 2.5%
HCA Holdings, Inc.	33,727	1,017,543
Universal Health Services, Inc. — Class B	12,662	612,208
Tenet Healthcare Corp.*	16,200	526,014
Total Health Care Facilities		2,155,765
Health Care Technology - 1.7%
Cerner Corp.*	13,248	1,028,575
athenahealth, Inc.*	6,200	455,390
Total Health Care Technology		1,483,965
Health Care Supplies - 1.4%
DENTSPLY International, Inc.	16,963	671,904
Cooper Companies, Inc.	6,399	591,780
Total Health Care Supplies		1,263,684
Total Common Stocks
(Cost $69,974,011)		87,667,495

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	December 31, 2012

	Face Amount	Value
REPURCHASE AGREEMENT††,2 - 0.4%
Credit Suisse Group issued 12/31/12 at 0.12% due 01/02/13	$359,291	$359,291
Total Repurchase Agreement
(Cost $359,291)		359,291
SECURITIES LENDING COLLATERAL††,3 - 1.7%
Repurchase Agreements
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 12/31/12 at 0.16% due 01/02/13	908,451	908,451
RBS Securities, Inc. issued 12/31/12 at 0.20% due 01/02/13	576,574	576,574
Total Securities Lending Collateral
(Cost $1,485,025)		1,485,025
Total Investments - 101.8%
(Cost $71,818,327)		$89,511,811
Other Assets & Liabilities, net - (1.8)%		(1,543,690)
Total Net Assets - 100.0%		$87,968,121

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at December 31, 2012 — See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
EXCHANGE TRADED FUND† - 6.7%
iShares iBoxx $ High Yield Corporate Bond Fund[1]	287,326	$26,767,290
Total Exchange Traded Fund
(Cost $26,025,319)		26,767,290
	Face Amount
REPURCHASE AGREEMENTS††,2 - 86.5%
HSBC Group issued 12/31/12 at 0.12% due 01/02/13	$143,722,550	143,722,550
Deutsche Bank issued 12/31/12 at 0.11% due 01/02/13	73,505,121	73,505,121
Credit Suisse Group issued 12/31/12 at 0.12% due 01/02/13[3]	64,725,298	64,725,298
Mizuho Financial Group, Inc. issued 12/31/12 at 0.14% due 01/02/13	62,526,233	62,526,233
Total Repurchase Agreements
(Cost $344,479,202)		344,479,202
SECURITIES LENDING COLLATERAL††,4 - 3.4%
Repurchase Agreements
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 12/31/12 at 0.16% due 01/02/13	8,345,372	8,345,372
RBS Securities, Inc. issued 12/31/12 at .20% due 01/02/13	5,296,628	5,296,628
Total Securities Lending Collateral
(Cost $13,642,000)		13,642,000
Total Investments - 96.6%
(Cost $384,146,521)		$384,888,492
Other Assets & Liabilities, net - 3.4%		13,444,641
Total Net Assets - 100.0%		$398,333,133

	Contracts	Unrealized Loss
INTEREST RATE FUTURES CONTRACTS PURCHASED†
March 2013 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $287,041,266)	2,307	$(131,620)

CREDIT DEFAULT SWAP AGREEMENTS PROTECTION SOLD††,5

Index	Counterparty	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Paid	Unrealized Appreciation
CDX.NA.HY-19 Index	Barclays Bank plc	5.00%	12/20/17	$247,800,000	$(246,561,000)	$(1,616,037)	$2,855,037
CDX.NA.HY-19 Index	Credit Suisse International	5.00%	12/20/17	$114,800,000	$(114,226,000)	$(201,801)	$775,801
CDX.NA.HY-19 Index	Goldman Sachs International	5.00%	12/20/17	$4,800,000	$(4,776,000)	$(28,507)	$52,507

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at December 31, 2012 — See Note 4.
[2]	Repurchase Agreements — See Note 3.
[3]	All or a portion of this security is pledged as credit default swap collateral at December 31, 2012.
[4]	Securities lending collateral — See Note 4.
[5]	Credit Default Swaps — See Note 5.

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 99.7%
Internet Software & Services - 46.8%
Google, Inc. — Class A*	835	$592,323
eBay, Inc.*	6,184	315,507
Facebook, Inc. — Class A*	10,949	291,571
Yahoo!, Inc.*	9,564	190,324
Baidu, Inc. ADR*	1,377	138,099
LinkedIn Corp. — Class A*	1,202	138,014
Rackspace Hosting, Inc.*	1,710	127,002
Equinix, Inc.*	606	124,957
Akamai Technologies, Inc.*	2,547	104,198
VeriSign, Inc.*	2,476	96,118
IAC/InterActiveCorp	1,687	79,795
SINA Corp.*	1,407	70,660
CoStar Group, Inc.*	702	62,738
AOL, Inc.	2,034	60,227
Qihoo 360 Technology Company Ltd. ADR*	1,819	54,006
NetEase, Inc. ADR*	1,249	53,145
MercadoLibre, Inc.[1]	668	52,485
j2 Global, Inc.[1]	1,614	49,356
ValueClick, Inc.*	2,415	46,875
Youku Tudou, Inc. ADR*	2,563	46,749
Sohu.com, Inc.*	983	46,535
Liquidity Services, Inc.*	1,101	44,987
Yandex N.V. — Class A*	2,017	43,507
Yelp, Inc. — Class A*,1	2,279	42,959
OpenTable, Inc.*	842	41,090
Open Text Corp.*	706	39,444
VistaPrint N.V.*,1	1,127	37,033
Monster Worldwide, Inc.*	5,419	30,455
Total Internet Software & Services		3,020,159
Communications Equipment - 18.0%
QUALCOMM, Inc.	6,423	398,354
Cisco Systems, Inc.	19,927	391,566
Juniper Networks, Inc.*	6,230	122,544
F5 Networks, Inc.*	1,110	107,837
Research In Motion Ltd.*,1	7,633	90,680
Ciena Corp.*,1	3,107	48,780
Total Communications Equipment		1,159,761
Internet Retail - 16.0%
Amazon.com, Inc.*	1,631	409,608
Priceline.com, Inc.*	349	216,799
Expedia, Inc.	1,837	112,884
TripAdvisor, Inc.*	2,229	93,529
Netflix, Inc.*	956	88,698
Groupon, Inc. — Class A*,1	14,275	69,662
Shutterfly, Inc.*	1,377	41,131
Total Internet Retail		1,032,311
Systems Software - 7.5%
Symantec Corp.*	7,524	141,527
Red Hat, Inc.*	2,370	125,515
Check Point Software Technologies Ltd.*	2,558	121,863
BMC Software, Inc.*	2,370	93,994
Total Systems Software		482,899
Movies & Entertainment - 4.1%
Time Warner, Inc.	5,489	262,539
Application Software - 3.7%
Intuit, Inc.	2,686	159,817
TIBCO Software, Inc.*	3,437	75,648
Total Application Software		235,465
Semiconductors - 2.6%
Broadcom Corp. — Class A	5,074	168,508
Investment Banking & Brokerage - 1.0%
E*TRADE Financial Corp.*	7,030	62,919
Total Common Stocks
(Cost $3,913,227)		6,424,561
	Face Amount	Value
REPURCHASE AGREEMENT††,2 - 0.7%
Credit Suisse Group issued 12/31/12 at 0.12% due 01/02/13	$46,492	46,492
Total Repurchase Agreement
(Cost $46,492)		46,492
SECURITIES LENDING COLLATERAL††,3 - 2.9%
Repurchase Agreements
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 12/31/12 at 0.16% due 01/02/13	113,897	113,897
RBS Securities, Inc. issued 12/31/12 at 0.20% due 01/02/13	72,288	72,288
Total Securities Lending Collateral
(Cost $186,185)		186,185
Total Investments - 103.3%
(Cost $4,145,904)		$6,657,238
Other Assets & Liabilities, net - (3.3)%		(215,338)
Total Net Assets - 100.0%		$6,441,900

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at December 31, 2012 — See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt

Inverse Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 94.0%
Credit Suisse Group issued 12/31/12 at 0.12% due 01/02/13[2]	$366,601	$366,601
HSBC Group issued 12/31/12 at 0.12% due 01/02/13	308,544	308,544
Deutsche Bank issued 12/31/12 at 0.11% due 01/02/13	157,801	157,801
Mizuho Financial Group, Inc. issued 12/31/12 at 0.14% due 01/02/13	134,231	134,231
Total Repurchase Agreements
(Cost $967,177)		967,177
Total Investments - 94.0%
(Cost $967,177)		$967,177
Other Assets & Liabilities, net - 6.0%		61,239
Total Net Assets - 100.0%		$1,028,416

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS SOLD SHORT†
March 2013 MSCI Emerging Markets Index Mini Futures Contracts (Aggregate Value of Contracts $268,650)	5	$(5,516)

Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International January 2013 Bank of New York Mellon Emerging Markets 50 ADR Index Swap, Terminating 01/23/13 [3] (Notional Value $1,762,734)	695	$(20,845)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.
[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2012.
[3]	Total Return based on Bank of New York Mellon Emerging Markets 50 ADR Index +/- financing at a variable rate.

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 5.6%
Farmer Mac[1]
0.16% due 02/01/13	$15,000,000	$14,999,505
Total Federal Agency Discount Notes
(Cost $14,997,933)		14,999,505
REPURCHASE AGREEMENTS†† - 51.6%
Individual Repurchase Agreement[3]
Barclays Capital issued 12/31/12 at 0.10% due 01/02/13 (secured by a U.S Treasury Bond, at a rate of 2.75% and maturing 11/15/42 as collateral, with a value of $99,542,520) to be repurchased at $97,591,248	97,590,705	97,590,705
Joint Repurchase Agreements[2]
HSBC Group issued 12/31/12 at 0.12% due 01/02/13	17,802,039	17,802,039
Deutsche Bank issued 12/31/12 at 0.11% due 01/02/13	9,104,633	9,104,633
Mizuho Financial Group, Inc. issued 12/31/12 at 0.14% due 01/02/13	7,744,745	7,744,745
Credit Suisse Group issued 12/31/12 at 0.12% due 01/02/13	6,098,268	6,098,268
Total Repurchase Agreements
(Cost $138,340,390)		138,340,390
Total Long Investments - 57.2%
(Cost $153,338,323)		$153,339,895
U.S. Government Securities Sold Short† - (39.1)%
U.S. Treasury Bond
2.75% due 11/15/42	108,974,000	(104,955,584)
Total U.S. Government Securities Sold Short
(Proceeds $109,140,530)		(104,955,584)
Other Assets & Liabilities, net - 81.9%		219,613,897
Total Net Assets - 100.0%		$267,998,208

	Contracts	Unrealized Gain
INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
March 2013 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $197,264,125)	1,213	$2,674,705

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Repurchase Agreements — See Note 3.
[3]	All or portion of this security is pledged as short collateral at December 31, 2012.

Inverse High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 107.6%
HSBC Group issued 12/31/12 at 0.12% due 01/02/13	$8,244,112	$8,244,113
Credit Suisse Group issued 12/31/12 at 0.12% due 01/02/13[2]	4,436,545	4,436,545
Deutsche Bank issued 12/31/12 at 0.11% due 01/02/13	4,216,349	4,216,349
Mizuho Financial Group, Inc. issued 12/31/12 at 0.14% due 01/02/13	3,586,586	3,586,586
Total Repurchase Agreements
(Cost $20,483,593)		20,483,593
Total Investments - 107.6%
(Cost $20,483,593)		$20,483,593
Other Assets & Liabilities, net - (7.6)%		(1,444,171)
Total Net Assets - 100.0%		$19,039,422

	Contracts	Unrealized Gain
INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
March 2013 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $14,930,625)	120	$3,722

CREDIT DEFAULT SWAP AGREEMENTS PROTECTION PURCHASED††

Index	Counterparty	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Paid	Unrealized Appreciation
CDX.NA.HY-19 Index	Goldman Sachs International	5.00%	12/20/17	$800,000	$796,000	$4,751	$(8,751)
CDX.NA.HY-19 Index	Credit Suisse International	5.00%	12/20/17	$3,300,000	$3,283,500	$(40,822)	$24,322
CDX.NA.HY-19 Index	Barclays Bank plc	5.00%	12/20/17	$14,800,000	$14,726,000	$97,534	$(171,534)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.
[2]	All or a portion of this security is pledged as as credit default swap collateral at December 31, 2012.

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 111.8%
HSBC Group issued 12/31/12 at 0.12% due 01/02/13	$1,061,757	$1,061,757
Credit Suisse Group issued 12/31/12 at 0.12% due 01/02/13[2]	689,498	689,498
Deutsche Bank issued 12/31/12 at 0.11% due 01/02/13	543,022	543,022
Mizuho Financial Group, Inc. issued 12/31/12 at 0.14% due 01/02/13	461,915	461,915
Total Repurchase Agreements
(Cost $2,756,192)		2,756,192
Total Investments - 111.8%
(Cost $2,756,192)		$2,756,192
Other Assets & Liabilities, net - (11.8)%		(291,516)
Total Net Assets - 100.0%		$2,464,676

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS SOLD SHORT†
March 2013 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $1,526,250)	15	$(24,259)

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International January 2013 S&P MidCap 400 Index Swap, Terminating 01/23/13[3] (Notional Value $237,985)	233	$(2,056)
Credit Suisse Capital, LLC January 2013 S&P MidCap 400 Index Swap, Terminating 01/31/13[3] (Notional Value $270,264)	265	(4,263)
Barclays Bank plc January 2013 S&P MidCap 400 Index Swap, Terminating 01/31/13[3] (Notional Value $799,328)	783	(12,702)
(Total Notional Value $1,307,577)		$(19,021)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.
[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2012.
[3]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.

plc — Public Limited Company

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 101.7%
HSBC Group issued 12/31/12 at 0.12% due 01/02/13	$5,177,032	$5,177,032
Credit Suisse Group issued 12/31/12 at 0.12% due 01/02/13[2]	3,036,130	3,036,130
Deutsche Bank issued 12/31/12 at 0.11% due 01/02/13	2,647,729	2,647,729
Mizuho Financial Group, Inc. issued 12/31/12 at 0.14% due 01/02/13	2,252,258	2,252,258
Total Repurchase Agreements
(Cost $13,113,149)		13,113,149
Total Investments - 101.7%
(Cost $13,113,149)		$13,113,149
Other Assets & Liabilities, net - (1.7)%		(224,109)
Total Net Assets - 100.0%		$12,889,040

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS SOLD SHORT†
March 2013 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $4,250,000)	80	$41,411

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc January 2013 NASDAQ-100 Index Swap, Terminating 01/31/13[3] (Notional Value $834,857)	314	$(17,116)
Goldman Sachs International January 2013 NASDAQ-100 Index Swap, Terminating 01/23/13[3] (Notional Value $3,364,514)	1,264	(30,744)
Credit Suisse Capital, LLC January 2013 NASDAQ-100 Index Swap, Terminating 01/31/13[3] (Notional Value $4,462,873)	1,677	(91,463)
(Total Notional Value $8,662,244)		$(139,323)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.
[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2012.
[3]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

plc — Public Limited Company

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 106.4%
HSBC Group issued 12/31/12 at 0.12% due 01/02/13	$6,065,090	$6,065,090
Deutsche Bank issued 12/31/12 at 0.11% due 01/02/13	3,101,915	3,101,915
Credit Suisse Group issued 12/31/12 at 0.12% due 01/02/13[2]	2,674,679	2,674,679
Mizuho Financial Group, Inc. issued 12/31/12 at 0.14% due 01/02/13	2,638,606	2,638,606
Total Repurchase Agreements
(Cost $14,480,290)		14,480,290
Total Investments - 106.4%
(Cost $14,480,290)		$14,480,290
Other Assets & Liabilities, net - (6.4)%		(869,503)
Total Net Assets - 100.0%		$13,610,787

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS SOLD SHORT†
March 2013 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $10,580,000)	125	$(95,373)

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc January 2013 Russell 2000 Index Swap, Terminating 01/31/13[3] (Notional Value $66,161)	78	$(1,344)
Goldman Sachs International January 2013 Russell 2000 Index Swap, Terminating 01/23/13[3] (Notional Value $932,242)	1,098	(12,641)
Credit Suisse Capital, LLC January 2013 Russell 2000 Index Swap, Terminating 01/31/13[3] (Notional Value $1,990,673)	2,344	(40,464)
(Total Notional Value $2,989,076)		$(54,449)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.
[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2012.
[3]	Total Return based on Russell 2000 Index +/- financing at a variable rate.

plc — Public Limited Company

Inverse S&P 500 Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 46.0%
Freddie Mac[1]
0.15% due 02/06/13	$20,000,000	$19,999,220
0.15% due 05/29/13	15,000,000	14,994,495
0.17% due 11/19/13	10,000,000	9,985,750
Total Freddie Mac		44,979,465
Farmer Mac[2]
0.19% due 09/06/13	10,000,000	9,990,400
Fannie Mae[1]
0.16% due 10/01/13	10,000,000	9,988,680
Total Federal Agency Discount Notes
(Cost $64,947,322)		64,958,545
REPURCHASE AGREEMENTS††,3 - 56.3%
Credit Suisse Group issued 12/31/12 at 0.12% due 01/02/13[4]	27,227,342	27,227,342
HSBC Group issued 12/31/12 at 0.12% due 01/02/13	26,802,615	26,802,615
Deutsche Bank issued 12/31/12 at 0.11% due 01/02/13	13,707,866	13,707,866
Mizuho Financial Group, Inc. issued 12/31/12 at 0.14% due 01/02/13	11,660,429	11,660,429
Total Repurchase Agreements
(Cost $79,398,252)		79,398,252
Total Investments - 102.3%
(Cost $144,345,574)		$144,356,797
Other Assets & Liabilities, net - (2.3)%		(3,242,671)
Total Net Assets - 100.0%		$141,114,126

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS SOLD SHORT†
March 2013 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $28,363,913)	399	$118,287

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International January 2013 S&P 500 Index Swap, Terminating 01/23/13[5] (Notional Value $84,274,440)	59,091	$506,240
Barclays Bank plc January 2013 S&P 500 Index Swap, Terminating 01/31/13[5] (Notional Value $2,581,719)	1,810	(43,015)
Credit Suisse Capital, LLC January 2013 S&P 500 Index Swap, Terminating 01/31/13[5] (Notional Value $25,719,930)	18,034	(428,749)
(Total Notional Value $112,576,089)		$34,476

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Repurchase Agreements — See Note 3.
[4]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2012.
[5]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc — Public Limited Company

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 83.3%
HSBC Group issued 12/31/12 at 0.12% due 01/02/13	$3,543,623	$3,543,623
Deutsche Bank issued 12/31/12 at 0.11% due 01/02/13	1,812,342	1,812,342
Mizuho Financial Group, Inc. issued 12/31/12 at 0.14% due 01/02/13	1,541,647	1,541,647
Credit Suisse Group issued 12/31/12 at 0.12% due 01/02/13	1,213,904	1,213,904
Total Repurchase Agreements
(Cost $8,111,516)		8,111,516
Total Investments - 83.3%
(Cost $8,111,516)		$8,111,516
Other Assets & Liabilities, net - 16.7%		1,631,497
Total Net Assets - 100.0%		$9,743,013

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
March 2013 Nikkei 225 Index Futures Contracts (Aggregate Value of Contracts $19,473,975)	369	$1,026,848
CURRENCY FUTURES CONTRACTS PURCHASED†
March 2013 Japanese Yen Futures Contracts (Aggregate Value of Contracts $19,465,313)	135	$(464,979)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 99.6%
Cable & Satellite - 14.7%
Comcast Corp. — Class A	24,603	$919,661
Time Warner Cable, Inc.	5,392	524,049
DIRECTV*	10,432	523,269
DISH Network Corp. — Class A	10,816	393,702
Liberty Global, Inc. — Class A*	6,117	385,310
Virgin Media, Inc.[1]	8,269	303,886
Charter Communications, Inc. — Class A*	3,550	270,652
Cablevision Systems Corp. — Class A	12,828	191,650
Total Cable & Satellite		3,512,179
Restaurants - 14.5%
McDonald's Corp.	10,159	896,125
Starbucks Corp.	11,238	602,582
Yum! Brands, Inc.	7,881	523,298
Chipotle Mexican Grill, Inc. — Class A*	999	297,163
Darden Restaurants, Inc.	5,033	226,837
Panera Bread Co. — Class A*	1,278	202,985
Dunkin' Brands Group, Inc.	5,430	180,167
Domino's Pizza, Inc.	3,500	152,425
Brinker International, Inc.	4,650	144,104
Cheesecake Factory, Inc.	3,834	125,448
Buffalo Wild Wings, Inc.*	1,507	109,740
Total Restaurants		3,460,874
Movies & Entertainment - 13.4%
Walt Disney Co.	17,574	875,008
News Corp. — Class A	28,744	734,122
Time Warner, Inc.	13,542	647,714
Viacom, Inc. — Class B	9,428	497,233
Cinemark Holdings, Inc.	6,386	165,908
Lions Gate Entertainment Corp.*	9,217	151,159
Regal Entertainment Group — Class A1	10,170	141,872
Total Movies & Entertainment		3,213,016
Tobacco - 11.1%
Philip Morris International, Inc.	13,496	1,128,806
Altria Group, Inc.	23,329	732,997
Reynolds American, Inc.	11,075	458,837
Lorillard, Inc.	3,184	371,477
Total Tobacco		2,692,117
Hotels, Resorts & Cruise Lines - 7.8%
Carnival Corp.	13,944	512,720
Marriott International, Inc. — Class A	8,843	329,578
Starwood Hotels & Resorts Worldwide, Inc.	5,666	325,002
Wyndham Worldwide Corp.	4,965	264,188
Royal Caribbean Cruises Ltd.	7,562	257,108
Ctrip.com International Ltd. ADR*,1	8,350	190,297
Total Hotels, Resorts & Cruise Lines		1,878,893
Broadcasting - 7.8%
CBS Corp. — Class B	12,725	484,186
Discovery Communications, Inc. — Class A*	7,250	460,230
Liberty Media Corporation - Liberty Capital — Class A*	3,097	359,283
Scripps Networks Interactive, Inc. — Class A	4,840	280,333
Grupo Televisa SAB ADR	6,540	173,833
Pandora Media, Inc.*,1	12,877	118,211
Total Broadcasting		1,876,076
Casinos & Gaming - 7.6%
Las Vegas Sands Corp.	12,657	584,247
Wynn Resorts Ltd.	2,861	321,834
MGM Resorts International*	19,210	223,604
Melco Crown Entertainment Ltd. ADR*	11,743	197,752
International Game Technology	13,128	186,024
Penn National Gaming, Inc.*	3,783	185,783
Bally Technologies, Inc.*	2,867	128,184
Total Casinos & Gaming		1,827,428
Publishing - 4.8%
Thomson Reuters Corp.	15,734	457,229
McGraw-Hill Companies, Inc.	6,858	374,927
Gannett Company, Inc.	10,656	191,915
Washington Post Co. — Class B	350	127,824
Total Publishing		1,151,895
Leisure Products - 4.6%
Mattel, Inc.	9,199	336,868
Polaris Industries, Inc.	2,755	231,833
Hasbro, Inc.[1]	5,722	205,420
Brunswick Corp.	5,464	158,948
Sturm Ruger & Company, Inc.[1]	2,010	91,254
Smith & Wesson Holding Corp.*	8,560	72,246
Total Leisure Products		1,096,569
Distillers & Vintners - 4.6%
Brown-Forman Corp. — Class B	5,543	350,594
Beam, Inc.	4,904	299,585
Constellation Brands, Inc. — Class A*	6,899	244,156
Diageo plc ADR	1,720	200,518
Total Distillers & Vintners		1,094,853
Brewers - 3.0%
Molson Coors Brewing Co. — Class B	6,194	265,042
Cia de Bebidas das Americas ADR	5,800	243,542
Anheuser-Busch InBev N.V. ADR	2,313	202,179
Total Brewers		710,763
Home Entertainment Software - 2.6%
Activision Blizzard, Inc.	29,891	317,442
Electronic Arts, Inc.*	14,280	207,488
Take-Two Interactive Software, Inc.*	8,359	92,033
Total Home Entertainment Software		616,963
Motorcycle Manufacturers - 1.3%
Harley-Davidson, Inc.	6,547	319,755
Leisure Facilities - 1.3%
Six Flags Entertainment Corp.	2,855	174,726
Life Time Fitness, Inc.*	2,879	141,676
Total Leisure Facilities		316,402

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Specialized REITs - 0.5%
Ryman Hospitality Properties	3,326	$127,937
Total Common Stocks
(Cost $19,889,109)		23,895,720

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.3%
Credit Suisse Group issued 12/31/12 at 0.12% due 01/02/13	$73,527	73,527
Total Repurchase Agreement
(Cost $73,527)		73,527
SECURITIES LENDING COLLATERAL††,3 - 1.7%
Repurchase Agreements
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 12/31/12 at 0.16% due 01/02/13	243,486	243,486
RBS Securities, Inc. issued 12/31/12 at 0.20% due 01/02/13	154,535	154,535
Total Securities Lending Collateral
(Cost $398,021)		398,021
Total Investments - 101.6%
(Cost $20,360,657)		$24,367,268
Other Assets & Liabilities, net - (1.6)%		(372,585)
Total Net Assets - 100.0%		$23,994,683

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at December 31, 2012 — See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 68.2%
Financials - 15.1%
Macerich Co.	4,195	$244,568
SL Green Realty Corp.	2,780	213,088
Affiliated Managers Group, Inc.*	1,590	206,939
Federal Realty Investment Trust	1,989	206,896
Rayonier, Inc.	3,788	196,332
UDR, Inc.	7,688	182,821
New York Community Bancorp, Inc.[1]	13,493	176,758
Camden Property Trust	2,584	176,255
Everest Re Group Ltd.	1,591	174,931
Alleghany Corp.*	517	173,411
Realty Income Corp.	4,099	164,821
Essex Property Trust, Inc.	1,119	164,101
Fidelity National Financial, Inc. — Class A	6,515	153,428
Taubman Centers, Inc.	1,900	149,568
American Campus Communities, Inc.	3,218	148,446
Alexandria Real Estate Equities, Inc.	1,957	135,659
Arthur J Gallagher & Co.	3,823	132,467
Raymond James Financial, Inc.	3,434	132,312
Regency Centers Corp.	2,779	130,946
Liberty Property Trust	3,634	129,988
Senior Housing Properties Trust	5,430	128,365
WR Berkley Corp.	3,380	127,561
Reinsurance Group of America, Inc. — Class A	2,270	121,490
BRE Properties, Inc.	2,360	119,959
Duke Realty Corp.	8,454	117,257
MSCI, Inc. — Class A*	3,750	116,213
HCC Insurance Holdings, Inc.	3,112	115,798
Jones Lang LaSalle, Inc.	1,358	113,991
Eaton Vance Corp.	3,542	112,813
National Retail Properties, Inc.	3,383	105,550
Cullen/Frost Bankers, Inc.	1,893	102,734
Signature Bank*	1,417	101,089
SEI Investments Co.	4,150	96,861
Home Properties, Inc.	1,579	96,808
East West Bancorp, Inc.	4,309	92,600
Brown & Brown, Inc.	3,629	92,394
American Financial Group, Inc.	2,335	92,279
Weingarten Realty Investors	3,429	91,794
BioMed Realty Trust, Inc.	4,739	91,605
Waddell & Reed Financial, Inc. — Class A	2,629	91,542
Hospitality Properties Trust	3,803	89,066
First Niagara Financial Group, Inc.	10,840	85,961
Commerce Bancshares, Inc.	2,393	83,899
Hancock Holding Co.	2,602	82,587
Omega Healthcare Investors, Inc.	3,443	82,116
Highwoods Properties, Inc.	2,412	80,681
Old Republic International Corp.	7,421	79,034
CBOE Holdings, Inc.	2,681	78,982
First American Financial Corp.	3,276	78,919
SVB Financial Group*	1,370	76,679
Jefferies Group, Inc.	3,934	73,054
City National Corp.	1,456	72,101
Aspen Insurance Holdings Ltd.	2,185	70,095
Protective Life Corp.	2,437	69,650
Associated Banc-Corp.	5,277	69,234
Mack-Cali Realty Corp.	2,554	66,685
Corporate Office Properties Trust	2,488	62,150
TCF Financial Corp.	5,023	61,029
Bank of Hawaii Corp.	1,383	60,921
Synovus Financial Corp.	24,176	59,231
Fulton Financial Corp.	6,118	58,794
Federated Investors, Inc. — Class B	2,880	58,262
Prosperity Bancshares, Inc.	1,349	56,658
Valley National Bancorp	6,073	56,479
Washington Federal, Inc.	3,262	55,030
Hanover Insurance Group, Inc.	1,370	53,074
Apollo Investment Corp.	6,237	52,141
Webster Financial Corp.	2,467	50,697
StanCorp Financial Group, Inc.	1,363	49,981
Kemper Corp.	1,666	49,147
Janus Capital Group, Inc.	5,756	49,041
Potlatch Corp.	1,237	48,478
FirstMerit Corp.	3,373	47,863
Trustmark Corp.	1,990	44,695
Mercury General Corp.	1,117	44,334
Cathay General Bancorp	2,255	43,973
Greenhill & Company, Inc.	811	42,164
Equity One, Inc.	1,898	39,877
Alexander & Baldwin, Inc.*	1,317	38,680
BancorpSouth, Inc.	2,556	37,164
Westamerica Bancorporation	843	35,903
International Bancshares Corp.	1,677	30,270
Astoria Financial Corp.	2,508	23,475
Total Financials		8,070,692
Industrials - 11.9%
Kansas City Southern	3,379	282,079
AMETEK, Inc.	7,466	280,498
J.B. Hunt Transport Services, Inc.	2,801	167,247
B/E Aerospace, Inc.*	3,198	157,981
AGCO Corp.*	2,985	146,623
Fortune Brands Home & Security, Inc.*	5,004	146,216
Hubbell, Inc. — Class B	1,641	138,878
Donaldson Company, Inc.	4,144	136,089
KBR, Inc.	4,534	135,657
United Rentals, Inc.*	2,849	129,686
Wabtec Corp.	1,476	129,209
Waste Connections, Inc.	3,771	127,422
Lincoln Electric Holdings, Inc.	2,554	124,329
IDEX Corp.	2,539	118,140
Timken Co.	2,442	116,801
Carlisle Companies, Inc.	1,933	113,583
SPX Corp.	1,566	109,855
Nordson Corp.	1,739	109,766
Corrections Corporation of America	3,071	108,929
MSC Industrial Direct Company, Inc. — Class A	1,423	107,266
Kirby Corp.*	1,716	106,202

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 68.2% (continued)
Industrials - 11.9% (continued)
Gardner Denver, Inc.	1,506	$103,161
Manpower, Inc.	2,416	102,535
Genesee & Wyoming, Inc. — Class A*	1,337	101,719
Triumph Group, Inc.	1,539	100,497
Towers Watson & Co. — Class A	1,759	98,873
Valmont Industries, Inc.	722	98,589
Kennametal, Inc.	2,447	97,880
Regal-Beloit Corp.	1,373	96,755
Graco, Inc.	1,870	96,286
Copart, Inc.*	3,262	96,229
Terex Corp.*	3,400	95,574
Shaw Group, Inc.*	2,044	95,271
Alaska Air Group, Inc.*	2,164	93,247
URS Corp.	2,358	92,575
Clean Harbors, Inc.*	1,628	89,556
Acuity Brands, Inc.	1,313	88,929
Trinity Industries, Inc.	2,424	86,828
Oshkosh Corp.*	2,803	83,109
AECOM Technology Corp.*	3,330	79,254
Landstar System, Inc.	1,425	74,756
Lennox International, Inc.	1,403	73,686
CLARCOR, Inc.	1,542	73,677
Woodward, Inc.	1,854	70,693
Watsco, Inc.	910	68,159
Crane Co.	1,466	67,846
ITT Corp.	2,850	66,861
Huntington Ingalls Industries, Inc.	1,528	66,224
Exelis, Inc.	5,771	65,039
GATX Corp.	1,440	62,352
Alliant Techsystems, Inc.	1,001	62,022
Esterline Technologies Corp.*	952	60,557
Harsco Corp.	2,482	58,327
Deluxe Corp.	1,565	50,456
RR Donnelley & Sons Co.[1]	5,545	49,905
Corporate Executive Board Co.	1,036	49,169
Con-way, Inc.	1,716	47,739
General Cable Corp.*	1,534	46,649
Rollins, Inc.	2,017	44,455
UTI Worldwide, Inc.	3,192	42,773
FTI Consulting, Inc.*	1,273	42,009
Brink's Co.	1,472	41,996
HNI Corp.	1,385	41,633
Mine Safety Appliances Co.	953	40,703
JetBlue Airways Corp.*	6,990	39,913
Herman Miller, Inc.	1,794	38,427
Granite Construction, Inc.	1,097	36,881
Matson, Inc.	1,312	32,433
Werner Enterprises, Inc.	1,370	29,688
Total Industrials		6,334,351
Information Technology - 10.6%
Equinix, Inc.*	1,493	307,856
Rackspace Hosting, Inc.*	3,370	250,290
Trimble Navigation Ltd.*	3,880	231,946
Alliance Data Systems Corp.*	1,529	221,337
ANSYS, Inc.*	2,847	191,717
Synopsys, Inc.*	4,584	145,955
Gartner, Inc.*	2,877	132,400
Avnet, Inc.*	4,223	129,266
NCR Corp.*	4,915	125,234
Arrow Electronics, Inc.*	3,256	123,988
Cree, Inc.*	3,570	121,308
Skyworks Solutions, Inc.*	5,972	121,231
Cadence Design Systems, Inc.*	8,604	116,240
Solera Holdings, Inc.	2,114	113,036
FactSet Research Systems, Inc.	1,248	109,899
Global Payments, Inc.	2,425	109,853
TIBCO Software, Inc.*	4,777	105,142
MICROS Systems, Inc.*	2,462	104,487
Jack Henry & Associates, Inc.	2,645	103,843
Informatica Corp.*	3,313	100,450
VeriFone Systems, Inc.*	3,316	98,419
SolarWinds, Inc.*	1,874	98,291
Riverbed Technology, Inc.*	4,942	97,456
Concur Technologies, Inc.*	1,386	93,583
WEX, Inc.*	1,190	89,690
Atmel Corp.*	13,517	88,536
Broadridge Financial Solutions, Inc.	3,757	85,960
NeuStar, Inc. — Class A*	2,041	85,579
Parametric Technology Corp.*	3,671	82,634
CoreLogic, Inc.*	2,997	80,679
Ingram Micro, Inc. — Class A*	4,616	78,103
AOL, Inc.	2,572	76,157
National Instruments Corp.	2,910	75,107
Compuware Corp.*	6,551	71,209
Lender Processing Services, Inc.	2,606	64,160
Zebra Technologies Corp. — Class A*	1,560	61,277
Diebold, Inc.	1,939	59,353
Semtech Corp.*	2,037	58,971
DST Systems, Inc.	941	57,025
Polycom, Inc.*	5,389	56,369
Fairchild Semiconductor International, Inc. — Class A*	3,904	56,218
Convergys Corp.	3,355	55,056
Itron, Inc.*	1,206	53,727
ACI Worldwide, Inc.*	1,210	52,865
Tech Data Corp.*	1,158	52,724
InterDigital, Inc.[1]	1,262	51,868
Mentor Graphics Corp.*	2,902	49,392
Rovi Corp.*	3,184	49,129
Silicon Laboratories, Inc.*	1,175	49,127
Ciena Corp.*,1	3,084	48,419
Plantronics, Inc.	1,311	48,337
Lexmark International, Inc. — Class A1	1,988	46,102
Fair Isaac Corp.	1,077	45,266
Cypress Semiconductor Corp.	4,039	43,783
Vishay Intertechnology, Inc.*	4,056	43,115
ValueClick, Inc.*	2,178	42,275
Acxiom Corp.*	2,291	40,001
RF Micro Devices, Inc.*	8,589	38,479
International Rectifier Corp.*	2,123	37,641
ADTRAN, Inc.[1]	1,923	37,575
Integrated Device Technology, Inc.*	4,433	32,361
Intersil Corp. — Class A	3,893	32,273

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 68.2% (continued)
Information Technology - 10.6% (continued)
QLogic Corp.*	2,847	$27,701
Tellabs, Inc.	10,620	24,214
MEMC Electronic Materials, Inc.*	7,098	22,785
Advent Software, Inc.*	969	20,717
Monster Worldwide, Inc.*	3,598	20,221
Mantech International Corp. — Class A	729	18,910
Total Information Technology		5,664,317
Consumer Discretionary - 9.0%
PVH Corp.	2,170	240,892
LKQ Corp.*	9,134	192,727
Tractor Supply Co.	2,162	191,034
Polaris Industries, Inc.	1,973	166,028
Advance Auto Parts, Inc.	2,255	163,149
Mohawk Industries, Inc.*	1,779	160,946
Foot Locker, Inc.	4,638	148,973
Toll Brothers, Inc.*	4,601	148,750
Panera Bread Co. — Class A*	870	138,182
Dick's Sporting Goods, Inc.	3,021	137,425
NVR, Inc.*	145	133,400
Signet Jewelers Ltd.	2,494	133,180
Jarden Corp.	2,262	116,945
Williams-Sonoma, Inc.	2,648	115,903
Under Armour, Inc. — Class A*,1	2,384	115,696
American Eagle Outfitters, Inc.	5,541	113,646
Tupperware Brands Corp.	1,697	108,778
Hanesbrands, Inc.*	3,007	107,711
Chico's FAS, Inc.	5,114	94,404
Warnaco Group, Inc.*	1,264	90,464
Service Corporation International	6,539	90,303
AMC Networks, Inc. — Class A*	1,762	87,219
Carter's, Inc.*	1,558	86,703
Gentex Corp.	4,387	82,563
Cinemark Holdings, Inc.	3,141	81,603
Ascena Retail Group, Inc.*	3,876	71,667
Sotheby's	2,080	69,930
Brinker International, Inc.	2,245	69,573
Lamar Advertising Co. — Class A*	1,697	65,759
Rent-A-Center, Inc.	1,812	62,260
HSN, Inc.	1,114	61,359
Aaron's, Inc.	2,164	61,198
Life Time Fitness, Inc.*	1,234	60,725
Cabela's, Inc.*	1,420	59,285
Tempur-Pedic International, Inc.*	1,828	57,564
Bally Technologies, Inc.*	1,266	56,603
John Wiley & Sons, Inc. — Class A	1,442	56,138
Thor Industries, Inc.	1,356	50,755
ANN, Inc.*	1,487	50,320
Cheesecake Factory, Inc.	1,533	50,160
Guess?, Inc.	1,890	46,381
MDC Holdings, Inc.	1,193	43,855
Deckers Outdoor Corp.*,1	1,081	43,532
DeVry, Inc.	1,757	41,694
Wendy's Co.	8,652	40,664
Meredith Corp.[1]	1,112	38,308
KB Home[1]	2,352	37,162
DreamWorks Animation SKG, Inc. — Class A*,1	2,201	36,471
Bob Evans Farms, Inc.	866	34,813
Saks, Inc.*,1	3,120	32,791
New York Times Co. — Class A*	3,748	31,970
Aeropostale, Inc.*	2,404	31,276
Valassis Communications, Inc.[1]	1,207	31,116
Regis Corp.	1,772	29,982
WMS Industries, Inc.*	1,676	29,330
Office Depot, Inc.*	8,764	28,746
Matthews International Corp. — Class A	850	27,285
Scholastic Corp.	810	23,944
International Speedway Corp. — Class A	781	21,571
Strayer Education, Inc.	365	20,502
Barnes & Noble, Inc.*,1	1,158	17,474
Scientific Games Corp. — Class A*	1,619	14,037
Total Consumer Discretionary		4,852,824
Health Care - 6.4%
Regeneron Pharmaceuticals, Inc.*	2,316	396,198
Vertex Pharmaceuticals, Inc.*	6,660	279,320
Henry Schein, Inc.*	2,701	217,322
ResMed, Inc.	4,400	182,907
Mettler-Toledo International, Inc.*	940	181,701
Hologic, Inc.*	8,195	164,146
IDEXX Laboratories, Inc.*	1,680	155,904
Cooper Companies, Inc.	1,470	135,946
Universal Health Services, Inc. — Class B	2,716	131,319
Omnicare, Inc.	3,402	122,812
MEDNAX, Inc.*	1,530	121,666
Covance, Inc.*	1,683	97,227
Endo Health Solutions, Inc.*	3,507	92,129
Teleflex, Inc.	1,260	89,851
Community Health Systems, Inc.	2,803	86,164
United Therapeutics Corp.*	1,452	77,566
Health Management Associates, Inc. — Class A*	7,880	73,442
Techne Corp.	1,067	72,919
HMS Holdings Corp.*	2,670	69,206
Thoratec Corp.*	1,807	67,799
Bio-Rad Laboratories, Inc. — Class A*	620	65,131
WellCare Health Plans, Inc.*	1,330	64,758
STERIS Corp.	1,799	62,479
Health Net, Inc.*	2,496	60,653
LifePoint Hospitals, Inc.*	1,519	57,342
VCA Antech, Inc.*	2,700	56,835
Charles River Laboratories International, Inc.*	1,491	55,868
Owens & Minor, Inc.	1,947	55,509
Hill-Rom Holdings, Inc.	1,870	53,295
Allscripts Healthcare Solutions, Inc.*	5,275	49,691
Masimo Corp.	1,601	33,637
Total Health Care		3,430,742
Materials - 4.9%
Ashland, Inc.	2,250	180,922
Albemarle Corp.	2,748	170,706

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 68.2% (continued)
Materials - 4.9% (continued)
Royal Gold, Inc.	1,996	$162,295
Valspar Corp.	2,599	162,178
Rock Tenn Co. — Class A	2,189	153,034
Reliance Steel & Aluminum Co.	2,318	143,947
Martin Marietta Materials, Inc.	1,416	133,500
RPM International, Inc.	4,065	119,348
Packaging Corporation of America	3,020	116,179
Aptargroup, Inc.	2,039	97,300
Cytec Industries, Inc.	1,402	96,500
Steel Dynamics, Inc.	6,741	92,554
Sonoco Products Co.	3,099	92,133
Domtar Corp.	1,089	90,953
NewMarket Corp.	333	87,313
Louisiana-Pacific Corp.*	4,250	82,110
Compass Minerals International, Inc.	1,019	76,129
Cabot Corp.	1,837	73,094
Carpenter Technology Corp.	1,358	70,114
Silgan Holdings, Inc.	1,506	62,635
Sensient Technologies Corp.	1,534	54,549
Olin Corp.	2,464	53,198
Commercial Metals Co.	3,579	53,184
Scotts Miracle-Gro Co. — Class A	1,187	52,288
Minerals Technologies, Inc.	1,090	43,513
Worthington Industries, Inc.	1,612	41,896
Greif, Inc. — Class A	935	41,608
Intrepid Potash, Inc.	1,642	34,958
Total Materials		2,638,138
Energy - 4.1%
HollyFrontier Corp.	6,228	289,913
Plains Exploration & Production Co.*	3,962	185,976
Oceaneering International, Inc.	3,321	178,636
Cimarex Energy Co.	2,658	153,446
Dresser-Rand Group, Inc.*	2,331	130,862
Oil States International, Inc.*	1,690	120,903
SM Energy Co.	2,036	106,300
Superior Energy Services, Inc.*	4,846	100,409
Energen Corp.	2,220	100,100
World Fuel Services Corp.	2,215	91,192
Patterson-UTI Energy, Inc.	4,595	85,605
Dril-Quip, Inc.*	1,115	81,451
Atwood Oceanics, Inc.*	1,752	80,224
Rosetta Resources, Inc.*	1,611	73,075
Tidewater, Inc.	1,532	68,450
Alpha Natural Resources, Inc.*	6,777	66,008
Helix Energy Solutions Group, Inc.*	3,011	62,147
Unit Corp.*	1,328	59,826
Arch Coal, Inc.[1]	6,521	47,734
CARBO Ceramics, Inc.	605	47,396
Northern Oil and Gas, Inc.*	1,813	30,495
Bill Barrett Corp.*	1,476	26,258
Forest Oil Corp.*	3,638	24,338
Quicksilver Resources, Inc.*	3,665	10,482
Total Energy		2,221,226
Utilities - 3.3%
OGE Energy Corp.	3,036	170,958
Alliant Energy Corp.	3,409	149,689
N.V. Energy, Inc.	7,240	131,333
National Fuel Gas Co.	2,567	130,121
MDU Resources Group, Inc.	5,802	123,234
UGI Corp.	3,466	113,373
Westar Energy, Inc.	3,890	111,332
Aqua America, Inc.	4,300	109,306
Questar Corp.	5,378	106,269
Atmos Energy Corp.	2,774	97,423
Great Plains Energy, Inc.	4,713	95,721
Hawaiian Electric Industries, Inc.	2,997	75,345
Cleco Corp.	1,869	74,779
Vectren Corp.	2,520	74,088
IDACORP, Inc.	1,542	66,846
WGL Holdings, Inc.	1,584	62,077
PNM Resources, Inc.	2,447	50,188
Black Hills Corp.	1,360	49,422
Total Utilities		1,791,504
Consumer Staples - 2.6%
Church & Dwight Company, Inc.	4,294	230,029
Green Mountain Coffee Roasters, Inc.*	3,787	156,630
Energizer Holdings, Inc.	1,907	152,522
Ralcorp Holdings, Inc.*	1,697	152,136
Ingredion, Inc.	2,350	151,411
Hillshire Brands Co.	3,757	105,722
Smithfield Foods, Inc.*	3,835	82,721
Flowers Foods, Inc.	3,523	81,980
United Natural Foods, Inc.*	1,520	81,457
Harris Teeter Supermarkets, Inc.	1,516	58,457
Lancaster Colony Corp.	600	41,514
Universal Corp.	719	35,885
Post Holdings, Inc.*	1,006	34,456
Tootsie Roll Industries, Inc.[1]	629	16,304
SUPERVALU, Inc.[1]	6,568	16,223
Total Consumer Staples		1,397,447
Telecommunication Services - 0.3%
tw telecom, Inc. — Class A*	4,648	118,385
Telephone & Data Systems, Inc.	3,110	68,855
Total Telecommunication Services		187,240
Total Common Stocks
(Cost $31,260,903)		36,588,481

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	December 31, 2012

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 44.5%
HSBC Group issued 12/31/12 at 0.12% due 01/02/13	$9,175,439	$9,175,439
Credit Suisse Group issued 12/31/12 at 0.12% due 01/02/13[3]	6,002,897	6,002,897
Deutsche Bank issued 12/31/12 at 0.11% due 01/02/13	4,692,665	4,692,665
Mizuho Financial Group, Inc. issued 12/31/12 at 0.14% due 01/02/13	3,991,758	3,991,758
Total Repurchase Agreements
(Cost $23,862,759)		23,862,759
SECURITIES LENDING COLLATERAL††,4 - 0.8%
Repurchase Agreements
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 12/31/12 at 0.16% due 01/02/13	259,110	259,110
RBS Securities, Inc. issued 12/31/12 at 0.20% due 01/02/13	164,451	164,451
Total Securities Lending Collateral
(Cost $423,561)		423,561
Total Investments - 113.5%
(Cost $55,547,223)		$60,874,801
Other Assets & Liabilities, net - (13.5)%		(7,237,929)
Total Net Assets - 100.0%		$53,636,872

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
March 2013 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $15,873,000)	156	$38,443

	Units
EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc January 2013 S&P MidCap 400 Index Swap, Terminating 01/31/13[5] (Notional Value $19,931,332)	19,532	$317,809
Goldman Sachs International January 2013 S&P MidCap 400 Index Swap, Terminating 01/23/13[5] (Notional Value $7,345,405)	7,198	66,360
Credit Suisse Capital, LLC January 2013 S&P MidCap 400 Index Swap, Terminating 01/31/13[5] (Notional Value $637,577)	625	10,064
(Total Notional Value $27,914,314)		$394,233

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at December 31, 2012 — See Note 4.
[2]	Repurchase Agreements — See Note 3.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2012.
[4]	Securities lending collateral — See Note 4.
[5]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.

plc — Public Limited Company

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 97.3%
Information Technology - 62.0%
Apple, Inc.	153,059	$81,585,039
Microsoft Corp.	1,369,413	36,604,410
Google, Inc. — Class A*	43,106	30,578,103
Oracle Corp.	784,091	26,125,912
QUALCOMM, Inc.	277,260	17,195,665
Cisco Systems, Inc.	863,847	16,974,594
Intel Corp.	809,629	16,702,646
eBay, Inc.*	210,537	10,741,598
Texas Instruments, Inc.	182,366	5,642,404
Facebook, Inc. — Class A*	178,888	4,763,787
Automatic Data Processing, Inc.	78,995	4,503,504
Baidu, Inc. ADR*	44,613	4,474,238
Yahoo!, Inc.*	192,431	3,829,377
Cognizant Technology Solutions Corp. — Class A*	48,842	3,616,750
Adobe Systems, Inc.*	80,550	3,035,123
Intuit, Inc.	48,185	2,867,008
Dell, Inc.	282,235	2,859,041
Broadcom Corp. — Class A	83,304	2,766,526
Applied Materials, Inc.	201,346	2,303,398
Symantec Corp.*	112,904	2,123,724
Analog Devices, Inc.	49,040	2,062,622
Citrix Systems, Inc.*	30,376	1,997,222
NetApp, Inc.*	58,294	1,955,763
Activision Blizzard, Inc.	181,042	1,922,666
Seagate Technology plc	61,422	1,872,143
Paychex, Inc.	59,141	1,841,651
Altera Corp.	52,158	1,796,322
Fiserv, Inc.*	21,717	1,716,295
SanDisk Corp.*	39,337	1,713,520
Western Digital Corp.	39,640	1,684,304
CA, Inc.	74,734	1,642,653
Equinix, Inc.*	7,910	1,631,042
Check Point Software Technologies Ltd.*	33,324	1,587,555
Xilinx, Inc.	42,452	1,524,027
Maxim Integrated Products, Inc.	47,442	1,394,795
KLA-Tencor Corp.	27,091	1,293,866
Linear Technology Corp.	37,654	1,291,532
Autodesk, Inc.*	36,525	1,291,159
Avago Technologies Ltd.	39,839	1,261,303
F5 Networks, Inc.*	12,867	1,250,029
NVIDIA Corp.	101,663	1,249,438
Akamai Technologies, Inc.*	28,878	1,181,399
Nuance Communications, Inc.*	50,836	1,134,660
Micron Technology, Inc.*	165,566	1,051,344
Microchip Technology, Inc.[1]	31,665	1,031,962
BMC Software, Inc.*	25,207	999,710
Total Information Technology		318,671,829
Consumer Discretionary - 16.6%
Amazon.com, Inc.*	73,701	18,509,268
Comcast Corp. — Class A	344,762	12,887,203
Starbucks Corp.	120,993	6,487,645
News Corp. — Class A	251,550	6,424,587
Priceline.com, Inc.*	8,117	5,042,280
DIRECTV*	98,300	4,930,728
Viacom, Inc. — Class B	73,383	3,870,219
Sirius XM Radio, Inc.	847,240	2,448,524
Bed Bath & Beyond, Inc.*	37,291	2,084,940
Liberty Media Corporation - Liberty Capital — Class A*	17,950	2,082,380
Mattel, Inc.	55,834	2,044,641
Ross Stores, Inc.	36,438	1,973,118
Wynn Resorts Ltd.	16,368	1,841,236
O'Reilly Automotive, Inc.*	18,649	1,667,594
Liberty Interactive Corp. — Class A*	83,767	1,648,535
Virgin Media, Inc.[1]	43,674	1,605,020
Dollar Tree, Inc.*	36,964	1,499,260
Discovery Communications, Inc. — Class A*	23,590	1,497,493
Liberty Global, Inc. — Class A*	23,460	1,477,745
Garmin Ltd.[1]	31,726	1,295,055
Staples, Inc.	109,649	1,249,999
Expedia, Inc.	19,862	1,220,520
Fossil, Inc.*	9,769	909,494
Sears Holdings Corp.*,1	17,319	716,314
Total Consumer Discretionary		85,413,798
Health Care - 11.5%
Amgen, Inc.	124,852	10,777,225
Gilead Sciences, Inc.*	123,275	9,054,549
Express Scripts Holding Co.*	132,830	7,172,820
Biogen Idec, Inc.*	38,496	5,646,208
Celgene Corp.*	68,828	5,418,140
Intuitive Surgical, Inc.*	6,474	3,174,655
Alexion Pharmaceuticals, Inc.*	31,610	2,965,334
Regeneron Pharmaceuticals, Inc.*	15,370	2,629,346
Cerner Corp.*	27,917	2,167,476
Mylan, Inc.*	66,306	1,822,089
Perrigo Co.	15,272	1,588,746
Catamaran Corp.*	33,380	1,572,532
Vertex Pharmaceuticals, Inc.*	35,283	1,479,769
Life Technologies Corp.*	28,000	1,374,240
Henry Schein, Inc.*	14,314	1,151,704
DENTSPLY International, Inc.	23,091	914,635
Total Health Care		58,909,468
Consumer Staples - 3.6%
Mondelez International, Inc. — Class A	289,140	7,364,395
Costco Wholesale Corp.	70,358	6,949,260
Whole Foods Market, Inc.	30,184	2,756,705
Monster Beverage Corp.*	27,884	1,474,506
Total Consumer Staples		18,544,866
Industrials - 2.1%
PACCAR, Inc.	57,443	2,596,998
Fastenal Co.	48,215	2,251,158
CH Robinson Worldwide, Inc.	26,228	1,658,134
Verisk Analytics, Inc. — Class A*	27,140	1,384,140
Expeditors International of Washington, Inc.	34,003	1,344,819
Stericycle, Inc.*	13,977	1,303,635
Total Industrials		10,538,884
Telecommunication Services - 1.1%
Vodafone Group plc ADR	158,657	3,996,570

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 97.3% (continued)
Telecommunication Services - 1.1% (continued)
SBA Communications Corp. — Class A*	20,570	$1,460,881
Total Telecommunication Services		5,457,451
Materials - 0.4%
Sigma-Aldrich Corp.	19,577	1,440,475
Randgold Resources Ltd. ADR	8,526	846,206
Total Materials		2,286,681
Total Common Stocks
(Cost $215,509,871)		499,822,977

	Face Amount
REPURCHASE AGREEMENTS††,2 - 2.9%
HSBC Group issued 12/31/12 at 0.12% due 01/02/13	$6,065,841	6,065,841
Deutsche Bank issued 12/31/12 at 0.11% due 01/02/13	3,102,300	3,102,300
Credit Suisse Group issued 12/31/12 at 0.12% due 01/02/13[3]	2,869,908	2,869,908
Mizuho Financial Group, Inc. issued 12/31/12 at 0.14% due 01/02/13	2,638,934	2,638,934
Total Repurchase Agreements
(Cost $14,676,983)		14,676,983
SECURITIES LENDING COLLATERAL††,4 - 0.5%
Repurchase Agreements
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 12/31/12 at 0.16% due 01/02/13	1,460,932	1,460,932
RBS Securities, Inc. issued 12/31/12 at 0.20% due 01/02/13	927,223	927,223
Total Securities Lending Collateral
(Cost $2,388,155)		2,388,155
Total Investments - 100.7%
(Cost $232,575,009)		$516,888,115
Other Assets & Liabilities, net - (0.7)%		(3,635,550)
Total Net Assets - 100.0%		$513,252,565

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
March 2013 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $5,631,250)	106	$65,712

	Units
EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc January 2013 NASDAQ-100 Index Swap, Terminating 01/31/13[5] (Notional Value $5,279,620)	1,984	$108,239
Credit Suisse Capital, LLC January 2013 NASDAQ-100 Index Swap, Terminating 01/31/13[5] (Notional Value $1,569,436)	590	32,164
Goldman Sachs International January 2013 NASDAQ-100 Index Swap, Terminating 01/23/13[5] (Notional Value $1,062,447)	399	9,667
(Total Notional Value $7,911,503)		$150,070

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at December 31, 2012 — See Note 4.
[2]	Repurchase Agreements — See Note 3.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2012.
[4]	Securities lending collateral — See Note 4.
[5]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

ADR — American Depositary Receipt

plc — Public Limited Company

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 72.9%
Information Technology - 13.9%
Apple, Inc.	3,374	$1,798,443
International Business Machines Corp.	3,816	730,955
Microsoft Corp.	27,206	727,216
Google, Inc. — Class A*	951	674,611
Oracle Corp.	13,502	449,887
QUALCOMM, Inc.	6,116	379,313
Cisco Systems, Inc.	19,058	374,490
Intel Corp.	17,865	368,555
Visa, Inc. — Class A	1,869	283,304
eBay, Inc.*	4,181	213,315
EMC Corp.*	7,562	191,319
Mastercard, Inc. — Class A	378	185,704
Accenture plc — Class A	2,297	152,750
Texas Instruments, Inc.	4,027	124,595
Hewlett-Packard Co.	7,054	100,520
Automatic Data Processing, Inc.	1,740	99,197
Cognizant Technology Solutions Corp. — Class A*	1,076	79,678
Salesforce.com, Inc.*	468	78,670
Yahoo!, Inc.*	3,737	74,366
Adobe Systems, Inc.*	1,776	66,920
Corning, Inc.	5,298	66,861
Broadcom Corp. — Class A	1,857	61,671
Intuit, Inc.	993	59,084
TE Connectivity Ltd.	1,520	56,423
Motorola Solutions, Inc.	998	55,569
Dell, Inc.	5,238	53,061
Applied Materials, Inc.	4,301	49,203
Symantec Corp.*	2,492	46,875
Analog Devices, Inc.	1,082	45,509
Citrix Systems, Inc.*	667	43,855
NetApp, Inc.*	1,290	43,280
Altera Corp.	1,150	39,606
SanDisk Corp.*	870	37,897
Fiserv, Inc.*	478	37,776
Teradata Corp.*	601	37,196
Red Hat, Inc.*	698	36,966
Seagate Technology plc	1,203	36,667
Amphenol Corp. — Class A	566	36,620
Juniper Networks, Inc.*	1,850	36,390
Paychex, Inc.	1,153	35,904
Xilinx, Inc.	936	33,602
Western Digital Corp.	778	33,057
Fidelity National Information Services, Inc.	895	31,155
Xerox Corp.	4,537	30,942
Western Union Co.	2,133	29,030
Autodesk, Inc.*	811	28,669
Linear Technology Corp.	834	28,606
KLA-Tencor Corp.	596	28,465
NVIDIA Corp.	2,241	27,542
F5 Networks, Inc.*	282	27,396
CA, Inc.	1,201	26,398
Akamai Technologies, Inc.*	637	26,060
Micron Technology, Inc.*	3,651	23,184
Microchip Technology, Inc.	700	22,813
Computer Sciences Corp.	556	22,268
Lam Research Corp.*	613	22,148
VeriSign, Inc.*	549	21,312
BMC Software, Inc.*	509	20,187
Harris Corp.	404	19,780
Electronic Arts, Inc.*	1,097	15,939
LSI Corp.*	1,990	14,089
Molex, Inc.	494	13,501
Jabil Circuit, Inc.	667	12,866
Total System Services, Inc.	572	12,252
FLIR Systems, Inc.	535	11,936
SAIC, Inc.	1,009	11,422
Teradyne, Inc.*	676	11,418
JDS Uniphase Corp.*	837	11,333
First Solar, Inc.*,1	215	6,639
Advanced Micro Devices, Inc.*,1	2,169	5,206
Total Information Technology		8,699,436
Financials - 11.4%
Wells Fargo & Co.	17,585	601,055
JPMorgan Chase & Co.	13,647	600,059
Berkshire Hathaway, Inc. — Class B*	6,551	587,624
Bank of America Corp.	38,706	448,990
Citigroup, Inc.	10,531	416,606
U.S. Bancorp	6,754	215,723
Goldman Sachs Group, Inc.	1,586	202,310
American Express Co.	3,487	200,434
American International Group, Inc.*	5,298	187,019
Simon Property Group, Inc.	1,107	175,005
MetLife, Inc.	3,914	128,926
Capital One Financial Corp.	2,079	120,436
PNC Financial Services Group, Inc.	1,895	110,497
American Tower Corp. — Class A	1,422	109,878
Bank of New York Mellon Corp.	4,201	107,965
Travelers Companies, Inc.	1,369	98,322
ACE Ltd.	1,217	97,117
Morgan Stanley	4,964	94,912
BlackRock, Inc. — Class A	451	93,226
Aflac, Inc.	1,683	89,401
Prudential Financial, Inc.	1,663	88,688
State Street Corp.	1,665	78,272
Public Storage	514	74,510
HCP, Inc.	1,627	73,508
BB&T Corp.	2,517	73,270
Chubb Corp.	939	70,725
Discover Financial Services	1,813	69,891
Allstate Corp.	1,729	69,454
Ventas, Inc.	1,063	68,797
Marsh & McLennan Companies, Inc.	1,954	67,355
Equity Residential	1,155	65,455
Aon plc	1,144	63,606
Franklin Resources, Inc.	494	62,096
Prologis, Inc.	1,649	60,172
T. Rowe Price Group, Inc.	912	59,399
Health Care REIT, Inc.	931	57,061
Boston Properties, Inc.	537	56,820

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 72.9% (continued)
Financials - 11.4% (continued)
Charles Schwab Corp.	3,934	$56,492
CME Group, Inc. — Class A	1,099	55,730
AvalonBay Communities, Inc.	411	55,727
SunTrust Banks, Inc.	1,930	54,716
Weyerhaeuser Co.	1,935	53,832
Vornado Realty Trust	611	48,929
Fifth Third Bancorp	3,221	48,927
Ameriprise Financial, Inc.	736	46,096
Loews Corp.	1,117	45,518
M&T Bank Corp.	435	42,834
Progressive Corp.	2,000	42,200
Invesco Ltd.	1,594	41,587
Host Hotels & Resorts, Inc.	2,593	40,632
Northern Trust Corp.	779	39,075
Regions Financial Corp.	5,070	36,098
Hartford Financial Services Group, Inc.	1,566	35,141
Moody's Corp.	697	35,073
IntercontinentalExchange, Inc.*	258	31,943
SLM Corp.	1,656	28,367
Principal Financial Group, Inc.	992	28,292
KeyCorp	3,355	28,249
Kimco Realty Corp.	1,461	28,227
NYSE Euronext	874	27,566
XL Group plc — Class A	1,082	27,115
Plum Creek Timber Company, Inc.	584	25,912
Lincoln National Corp.	984	25,486
CBRE Group, Inc. — Class A*	1,086	21,611
Comerica, Inc.	683	20,722
Unum Group	984	20,487
Cincinnati Financial Corp.	523	20,481
Huntington Bancshares, Inc.	3,076	19,656
Torchmark Corp.	336	17,361
Leucadia National Corp.	713	16,962
People's United Financial, Inc.	1,243	15,027
Zions Bancorporation	662	14,167
Apartment Investment & Management Co. — Class A	520	14,071
Hudson City Bancorp, Inc.	1,697	13,797
Genworth Financial, Inc. — Class A*	1,770	13,293
Legg Mason, Inc.	422	10,854
NASDAQ OMX Group, Inc.	420	10,504
Assurant, Inc.	280	9,716
First Horizon National Corp.	888	8,800
E*TRADE Financial Corp.*	919	8,225
Total Financials		7,130,082
Health Care - 8.8%
Johnson & Johnson	9,947	697,285
Pfizer, Inc.	26,437	663,040
Merck & Company, Inc.	10,915	446,860
Abbott Laboratories	5,677	371,844
Amgen, Inc.	2,754	237,726
Gilead Sciences, Inc.*	2,721	199,857
UnitedHealth Group, Inc.	3,666	198,843
Bristol-Myers Squibb Co.	5,926	193,128
Eli Lilly & Co.	3,665	180,758
Express Scripts Holding Co.*	2,933	158,382
Medtronic, Inc.	3,631	148,945
Baxter International, Inc.	1,969	131,254
Biogen Idec, Inc.*	847	124,229
Celgene Corp.*	1,522	119,812
Allergan, Inc.	1,100	100,903
Covidien plc	1,695	97,869
Thermo Fisher Scientific, Inc.	1,296	82,658
McKesson Corp.	843	81,736
Intuitive Surgical, Inc.*	136	66,690
WellPoint, Inc.	1,090	66,403
Alexion Pharmaceuticals, Inc.*	695	65,198
Stryker Corp.	1,033	56,629
Aetna, Inc.	1,205	55,792
Becton Dickinson and Co.	706	55,202
Cigna Corp.	1,021	54,583
Agilent Technologies, Inc.	1,247	51,052
Cardinal Health, Inc.	1,216	50,075
Zimmer Holdings, Inc.	618	41,196
Cerner Corp.*	522	40,528
Mylan, Inc.*	1,462	40,176
St. Jude Medical, Inc.	1,108	40,043
Watson Pharmaceuticals, Inc.*	455	39,130
Humana, Inc.	559	38,364
Edwards Lifesciences Corp.*	412	37,150
AmerisourceBergen Corp. — Class A	848	36,617
Quest Diagnostics, Inc.	571	33,272
Perrigo Co.	317	32,978
DaVita HealthCare Partners, Inc.*	298	32,938
Life Technologies Corp.*	621	30,479
Forest Laboratories, Inc.*	835	29,492
Laboratory Corporation of America Holdings*	331	28,671
Boston Scientific Corp.*	4,933	28,266
Varian Medical Systems, Inc.*	396	27,815
CR Bard, Inc.	277	27,074
Waters Corp.*	310	27,007
CareFusion Corp.*	792	22,635
Coventry Health Care, Inc.	486	21,787
DENTSPLY International, Inc.	505	20,003
Hospira, Inc.*	597	18,650
PerkinElmer, Inc.	413	13,109
Tenet Healthcare Corp.*	379	12,306
Patterson Companies, Inc.	298	10,201
Total Health Care		5,486,640
Consumer Discretionary - 8.4%
Comcast Corp. — Class A	9,541	356,643
Home Depot, Inc.	5,372	332,258
Amazon.com, Inc.*	1,301	326,734
McDonald's Corp.	3,606	318,085
Walt Disney Co.	6,363	316,814
News Corp. — Class A	7,241	184,935
Ford Motor Co.	13,692	177,311
Time Warner, Inc.	3,400	162,622
Lowe's Companies, Inc.	4,040	143,501
Starbucks Corp.	2,672	143,273
Target Corp.	2,334	138,103
NIKE, Inc. — Class B	2,616	134,986
TJX Companies, Inc.	2,623	111,345

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 72.9% (continued)
Consumer Discretionary - 8.4% (continued)
Priceline.com, Inc.*	176	$109,331
DIRECTV*	2,174	109,048
Yum! Brands, Inc.	1,621	107,634
Time Warner Cable, Inc.	1,086	105,548
Viacom, Inc. — Class B	1,656	87,337
CBS Corp. — Class B	2,118	80,590
Johnson Controls, Inc.	2,452	75,277
Carnival Corp.	1,597	58,722
Coach, Inc.	1,009	56,009
Macy's, Inc.	1,417	55,291
Discovery Communications, Inc. — Class A*	860	54,593
McGraw-Hill Companies, Inc.	993	54,287
AutoZone, Inc.*	134	47,494
Omnicom Group, Inc.	947	47,312
VF Corp.	312	47,103
Bed Bath & Beyond, Inc.*	827	46,238
Mattel, Inc.	1,230	45,042
Ross Stores, Inc.	798	43,212
Dollar General Corp.*	941	41,489
Delphi Automotive plc*	1,060	40,545
Limited Brands, Inc.	860	40,472
Starwood Hotels & Resorts Worldwide, Inc.	703	40,324
Harley-Davidson, Inc.	812	39,658
O'Reilly Automotive, Inc.*	413	36,930
Genuine Parts Co.	561	35,668
Dollar Tree, Inc.*	820	33,259
The Gap, Inc.	1,065	33,058
Marriott International, Inc. — Class A	885	32,984
Kohl's Corp.	756	32,493
Ralph Lauren Corp. — Class A	215	32,233
Wynn Resorts Ltd.	283	31,834
Chipotle Mexican Grill, Inc. — Class A*	104	30,936
CarMax, Inc.*	818	30,708
BorgWarner, Inc.*	423	30,295
Nordstrom, Inc.	542	28,997
Whirlpool Corp.	274	27,880
Staples, Inc.	2,423	27,622
Wyndham Worldwide Corp.	501	26,658
PetSmart, Inc.	383	26,174
Tiffany & Co.	431	24,714
Newell Rubbermaid, Inc.	1,032	22,983
Lennar Corp. — Class A	594	22,970
PulteGroup, Inc.*	1,221	22,173
Family Dollar Stores, Inc.	335	21,242
Darden Restaurants, Inc.	461	20,777
Expedia, Inc.	325	19,971
DR Horton, Inc.	1,002	19,820
Netflix, Inc.*	201	18,649
Fossil, Inc.*	195	18,155
Scripps Networks Interactive, Inc. — Class A	312	18,071
H&R Block, Inc.	971	18,031
Interpublic Group of Companies, Inc.	1,551	17,092
TripAdvisor, Inc.*	388	16,280
Garmin Ltd.	388	15,838
Urban Outfitters, Inc.*	390	15,350
Gannett Company, Inc.	824	14,840
Hasbro, Inc.[1]	412	14,791
Leggett & Platt, Inc.	505	13,746
Abercrombie & Fitch Co. — Class A	283	13,576
International Game Technology	951	13,476
Goodyear Tire & Rubber Co.*	872	12,042
Cablevision Systems Corp. — Class A	767	11,459
Best Buy Company, Inc.	957	11,341
GameStop Corp. — Class A1	436	10,939
Harman International Industries, Inc.	244	10,892
JC Penney Company, Inc.[1]	512	10,092
Apollo Group, Inc. — Class A*	353	7,385
Big Lots, Inc.*	211	6,005
AutoNation, Inc.*	137	5,439
Washington Post Co. — Class B	14	5,113
Total Consumer Discretionary		5,250,147
Energy - 8.0%
Exxon Mobil Corp.	16,365	1,416,392
Chevron Corp.	7,023	759,468
Schlumberger Ltd.	4,768	330,375
ConocoPhillips	4,357	252,662
Occidental Petroleum Corp.	2,903	222,399
Anadarko Petroleum Corp.	1,790	133,014
Phillips 66	2,233	118,572
EOG Resources, Inc.	975	117,770
Halliburton Co.	3,335	115,691
Apache Corp.	1,402	110,057
National Oilwell Varco, Inc.	1,530	104,576
Kinder Morgan, Inc.	2,270	80,198
Williams Companies, Inc.	2,419	79,198
Marathon Oil Corp.	2,531	77,600
Marathon Petroleum Corp.	1,213	76,419
Devon Energy Corp.	1,352	70,358
Valero Energy Corp.	1,989	67,865
Spectra Energy Corp.	2,383	65,247
Noble Energy, Inc.	640	65,114
Baker Hughes, Inc.	1,570	64,119
Hess Corp.	1,070	56,667
Cameron International Corp.*	890	50,249
Ensco plc — Class A	829	49,143
Pioneer Natural Resources Co.	442	47,113
Southwestern Energy Co.*	1,253	41,863
Murphy Oil Corp.	660	39,303
Cabot Oil & Gas Corp.	750	37,305
FMC Technologies, Inc.*	856	36,662
Range Resources Corp.	582	36,567
Noble Corp.	912	31,756
Equities Corp.	534	31,495
Chesapeake Energy Corp.	1,860	30,913
CONSOL Energy, Inc.	822	26,386
Peabody Energy Corp.	956	25,439
Denbury Resources, Inc.*	1,388	22,486

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 72.9% (continued)
Energy - 8.0% (continued)
Tesoro Corp.	503	$22,157
Helmerich & Payne, Inc.	374	20,948
QEP Resources, Inc.	636	19,252
Diamond Offshore Drilling, Inc.	249	16,922
Nabors Industries Ltd.*	1,038	14,999
Rowan Companies plc — Class A*	446	13,946
Newfield Exploration Co.*	484	12,962
WPX Energy, Inc.*	711	10,580
Total Energy		5,022,207
Consumer Staples - 7.7%
Procter & Gamble Co.	9,810	666,002
Coca-Cola Co.	13,845	501,881
Philip Morris International, Inc.	5,994	501,338
Wal-Mart Stores, Inc.	6,006	409,789
PepsiCo, Inc.	5,550	379,787
Altria Group, Inc.	7,271	228,455
CVS Caremark Corp.	4,479	216,560
Colgate-Palmolive Co.	1,593	166,532
Mondelez International, Inc. — Class A	6,384	162,599
Costco Wholesale Corp.	1,554	153,489
Kimberly-Clark Corp.	1,403	118,455
Walgreen Co.	3,089	114,324
Kraft Foods Group, Inc.	2,123	96,533
General Mills, Inc.	2,315	93,549
Sysco Corp.	2,106	66,676
HJ Heinz Co.	1,154	66,563
Archer-Daniels-Midland Co.	2,366	64,805
Whole Foods Market, Inc.	615	56,167
Lorillard, Inc.	463	54,018
Estee Lauder Companies, Inc. — Class A	858	51,360
Kellogg Co.	889	49,651
Reynolds American, Inc.	1,163	48,183
Mead Johnson Nutrition Co. — Class A	729	48,034
Kroger Co.	1,844	47,981
ConAgra Foods, Inc.	1,463	43,159
Hershey Co.	533	38,493
Beam, Inc.	567	34,638
Clorox Co.	472	34,560
Brown-Forman Corp. — Class B	541	34,218
JM Smucker Co.	392	33,806
Dr Pepper Snapple Group, Inc.	744	32,870
Coca-Cola Enterprises, Inc.	966	30,651
McCormick & Company, Inc.	471	29,923
Monster Beverage Corp.*	532	28,132
Molson Coors Brewing Co. — Class B	552	23,620
Campbell Soup Co.[1]	645	22,504
Avon Products, Inc.	1,550	22,258
Tyson Foods, Inc. — Class A	1,030	19,982
Constellation Brands, Inc. — Class A*	541	19,146
Safeway, Inc.[1]	862	15,594
Hormel Foods Corp.	477	14,887
Dean Foods Co.*	661	10,913
Total Consumer Staples		4,852,085
Industrials - 7.4%
General Electric Co.	37,664	790,566
United Technologies Corp.	3,027	248,244
3M Co.	2,281	211,791
Union Pacific Corp.	1,680	211,210
Caterpillar, Inc.	2,345	210,065
United Parcel Service, Inc. — Class B	2,566	189,190
Boeing Co.	2,434	183,426
Honeywell International, Inc.	2,814	178,605
Emerson Electric Co.	2,596	137,484
Deere & Co.	1,409	121,766
Danaher Corp.	2,087	116,663
Precision Castparts Corp.	521	98,688
FedEx Corp.	1,048	96,123
Illinois Tool Works, Inc.	1,534	93,283
Eaton Corporation plc	1,655	89,701
Lockheed Martin Corp.	961	88,691
General Dynamics Corp.	1,187	82,223
CSX Corp.	3,695	72,902
Norfolk Southern Corp.	1,130	69,879
Cummins, Inc.	637	69,019
Raytheon Co.	1,182	68,036
Northrop Grumman Corp.	882	59,606
PACCAR, Inc.	1,262	57,055
Waste Management, Inc.	1,563	52,736
Tyco International Ltd.	1,675	48,994
Ingersoll-Rand plc	996	47,768
Fastenal Co.	966	45,103
Parker Hannifin Corp.	528	44,912
Stanley Black & Decker, Inc.	604	44,678
WW Grainger, Inc.	219	44,319
Dover Corp.	644	42,317
Rockwell Automation, Inc.	495	41,575
Roper Industries, Inc.	350	39,018
ADT Corp.	832	38,680
Pentair Ltd.	750	36,863
CH Robinson Worldwide, Inc.	575	36,352
Fluor Corp.	594	34,892
Republic Services, Inc. — Class A	1,077	31,588
Expeditors International of Washington, Inc.	747	29,544
Rockwell Collins, Inc.	501	29,143
Stericycle, Inc.*	307	28,634
Southwest Airlines Co.	2,653	27,167
Flowserve Corp.	182	26,718
L-3 Communications Holdings, Inc.	329	25,208
Textron, Inc.	1,003	24,864
Pall Corp.	401	24,164
Joy Global, Inc.	378	24,109
Equifax, Inc.	428	23,163
Masco Corp.	1,278	21,291
Quanta Services, Inc.*	763	20,822
Jacobs Engineering Group, Inc.*	465	19,795
Iron Mountain, Inc.	595	18,475
Xylem, Inc.	670	18,157
Snap-on, Inc.	210	16,588
Robert Half International, Inc.	503	16,005
Cintas Corp.	379	15,501

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 72.9% (continued)
Industrials - 7.4% (continued)
Dun & Bradstreet Corp.	163	$12,820
Avery Dennison Corp.	357	12,467
Ryder System, Inc.	180	8,987
Pitney Bowes, Inc.	724	7,703
Total Industrials		4,625,336
Materials - 2.6%
Monsanto Co.	1,913	181,065
EI du Pont de Nemours & Co.	3,340	150,200
Dow Chemical Co.	4,310	139,299
Praxair, Inc.	1,070	117,112
Freeport-McMoRan Copper & Gold, Inc.	3,404	116,417
Newmont Mining Corp.	1,779	82,617
LyondellBasell Industries N.V. — Class A	1,359	77,585
PPG Industries, Inc.	546	73,901
Ecolab, Inc.	944	67,874
Air Products & Chemicals, Inc.	763	64,107
International Paper Co.	1,580	62,947
Mosaic Co.	985	55,781
Nucor Corp.	1,144	49,397
Sherwin-Williams Co.	305	46,915
CF Industries Holdings, Inc.	225	45,711
Eastman Chemical Co.	547	37,223
Alcoa, Inc.	3,831	33,253
Sigma-Aldrich Corp.	433	31,860
FMC Corp.	486	28,441
Ball Corp.	548	24,523
Vulcan Materials Co.	465	24,203
Airgas, Inc.	253	23,096
MeadWestvaco Corp.	624	19,887
Cliffs Natural Resources, Inc.	510	19,666
International Flavors & Fragrances, Inc.	289	19,230
Owens-Illinois, Inc.*	590	12,549
Bemis Company, Inc.	375	12,548
United States Steel Corp.[1]	516	12,317
Sealed Air Corp.	700	12,257
Allegheny Technologies, Inc.	382	11,598
Total Materials		1,653,579
Utilities - 2.5%
Duke Energy Corp.	2,527	161,222
Southern Co.	3,140	134,423
Dominion Resources, Inc.	2,067	107,072
NextEra Energy, Inc.	1,523	105,376
Exelon Corp.	3,067	91,213
American Electric Power Company, Inc.	1,741	74,306
FirstEnergy Corp.	1,497	62,515
PG&E Corp.	1,546	62,119
PPL Corp.	2,086	59,722
Consolidated Edison, Inc.	1,054	58,539
Sempra Energy	802	56,894
Public Service Enterprise Group, Inc.	1,817	55,600
Edison International	1,165	52,646
Xcel Energy, Inc.	1,752	46,796
Northeast Utilities	1,129	44,121
Entergy Corp.	634	40,418
DTE Energy Co.	621	37,291
ONEOK, Inc.	727	31,079
Wisconsin Energy Corp.	825	30,401
CenterPoint Energy, Inc.	1,537	29,587
NiSource, Inc.	1,114	27,727
Ameren Corp.	868	26,665
NRG Energy, Inc.	1,147	26,370
AES Corp.	2,220	23,754
CMS Energy Corp.	946	23,063
SCANA Corp.	465	21,223
Pinnacle West Capital Corp.	392	19,984
AGL Resources, Inc.	416	16,628
Pepco Holdings, Inc.	823	16,139
Integrys Energy Group, Inc.	277	14,465
TECO Energy, Inc.	723	12,117
Total Utilities		1,569,475
Telecommunication Services - 2.2%
AT&T, Inc.	20,392	687,415
Verizon Communications, Inc.	10,249	443,474
CenturyLink, Inc.	2,237	87,511
Crown Castle International Corp.*	1,056	76,201
Sprint Nextel Corp.*	10,792	61,191
Windstream Corp.[1]	2,109	17,463
Frontier Communications Corp.[1]	3,582	15,331
MetroPCS Communications, Inc.*	1,142	11,351
Total Telecommunication Services		1,399,937
Total Common Stocks
(Cost $34,666,568)		45,688,924

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	December 31, 2012

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 61.5%
HSBC Group issued 12/31/12 at 0.12% due 01/02/13	$14,361,787	$14,361,787
Credit Suisse Group issued 12/31/12 at 0.12% due 01/02/13[3]	10,586,824	10,586,824
Deutsche Bank issued 12/31/12 at 0.11% due 01/02/13	7,345,159	7,345,159
Mizuho Financial Group, Inc. issued 12/31/12 at 0.14% due 01/02/13	6,248,070	6,248,070
Total Repurchase Agreements
(Cost $38,541,840)		38,541,840
SECURITIES LENDING COLLATERAL††,4 - 0.1%
Repurchase Agreements
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 12/31/12 at 0.16% due 01/02/13	35,824	35,824
RBS Securities, Inc. issued 12/31/12 at 0.20% due 01/02/13	22,736	22,736
Total Securities Lending Collateral
(Cost $58,560)		58,560
Total Investments - 134.5%
(Cost $73,266,968)		$84,289,324
Other Assets & Liabilities, net - (34.5)%		(21,615,960)
Total Net Assets - 100.0%		$62,673,365

	Units	Unrealized Gain (Loss)
EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC January 2013 S&P 500 Index Swap, Terminating 01/31/13[5] (Notional Value $27,576,288)	19,336	$459,705
Barclays Bank plc January 2013 S&P 500 Index Swap, Terminating 01/31/13[5] (Notional Value $19,818,525)	13,896	330,099
Goldman Sachs International January 2013 S&P 500 Index Swap, Terminating 01/23/13[5] (Notional Value $975,298)	684	(2,136)
(Total Notional Value $48,370,111)		$787,668

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at December 31, 2012 — See Note 4.
[2]	Repurchase Agreements — See Note 3.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2012.
[4]	Securities lending collateral — See Note 4.
[5]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc — Public Limited Company

REIT — Real Estate Investment Trust

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 99.3%
Gold - 62.9%
Barrick Gold Corp.	303,704	$10,632,678
Newmont Mining Corp.	221,957	10,307,683
Goldcorp, Inc.	233,907	8,584,387
Yamana Gold, Inc.	349,167	6,009,164
Kinross Gold Corp.	576,104	5,599,731
Agnico-Eagle Mines Ltd.	105,639	5,541,822
Royal Gold, Inc.	63,384	5,153,753
AngloGold Ashanti Ltd. ADR	150,157	4,710,425
Randgold Resources Ltd. ADR	47,033	4,668,025
Gold Fields Ltd. ADR	372,345	4,650,589
Eldorado Gold Corp.	339,371	4,371,098
IAMGOLD Corp.	326,507	3,745,035
Cia de Minas Buenaventura S.A. ADR	97,562	3,507,354
New Gold, Inc.*	287,073	3,166,415
Allied Nevada Gold Corp.*	100,605	3,031,229
Harmony Gold Mining Company Ltd. ADR	319,772	2,865,157
AuRico Gold, Inc.*	349,419	2,858,247
Novagold Resources, Inc.*	522,460	2,356,295
Franco-Nevada Corp.	39,729	2,271,307
Gold Resource Corp.[1]	99,576	1,534,466
Seabridge Gold, Inc.*,1	77,022	1,384,085
Total Gold		96,948,945
Precious Metals & Minerals - 21.2%
Silver Wheaton Corp.	203,564	7,344,588
Coeur d'Alene Mines Corp.*	172,773	4,250,216
Pan American Silver Corp.	199,219	3,731,372
Hecla Mining Co.[1]	551,531	3,215,426
Stillwater Mining Co.*	242,004	3,092,811
First Majestic Silver Corp.*	113,485	2,291,262
Silver Standard Resources, Inc.*	142,619	2,123,597
Endeavour Silver Corp.*,1	239,995	1,893,561
McEwen Mining, Inc.*,1	478,002	1,830,748
Silvercorp Metals, Inc.[1]	307,025	1,571,968
Harry Winston Diamond Corp.*	97,445	1,371,051
Total Precious Metals & Minerals		32,716,600
Diversified Metals & Mining - 15.2%
Freeport-McMoRan Copper & Gold, Inc.	450,438	15,404,979
Southern Copper Corp.	123,975	4,693,694
Titanium Metals Corp.	198,086	3,270,400
Total Diversified Metals & Mining		23,369,073
Total Common Stocks
(Cost $89,323,268)		153,034,618

	Face Amount	Value
REPURCHASE AGREEMENT††,2 - 0.6%
Credit Suisse Group issued 12/31/12 at 0.12% due 01/02/13	$871,060	871,060
Total Repurchase Agreement
(Cost $871,060)		871,060
SECURITIES LENDING COLLATERAL††,3 - 2.6%
Repurchase Agreement
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 12/31/12 at 0.16%	2,458,703	2,458,703
due 01/02/13
RBS Securities, Inc.
issued 12/31/12 at 0.20%
due 01/02/13	1,560,485	1,560,485
Total Securities Lending Collateral
(Cost $4,019,188)		4,019,188
Total Investments - 102.5%
(Cost $94,213,516)		$157,924,866
Other Assets & Liabilities, net - (2.5)%		(3,878,090)
Total Net Assets - 100.0%		$154,046,776

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at December 31, 2012 — See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 99.3%
Real Estate Investment Trusts (REITs) - 90.9%
Specialized REITs - 21.9%
Public Storage	2,085	$302,242
HCP, Inc.	5,931	267,963
Ventas, Inc.	4,013	259,721
Health Care REIT, Inc.	3,894	238,663
Host Hotels & Resorts, Inc.	12,697	198,962
Plum Creek Timber Company, Inc.	3,556	157,780
Rayonier, Inc.	2,894	149,996
Senior Housing Properties Trust	5,141	121,533
Extra Space Storage, Inc.	3,226	117,394
Hospitality Properties Trust	4,312	100,987
Omega Healthcare Investors, Inc.	4,112	98,071
LaSalle Hotel Properties	3,636	92,318
EPR Properties	1,869	86,180
Healthcare Realty Trust, Inc.	3,573	85,788
RLJ Lodging Trust	4,410	85,422
CubeSmart	5,581	81,315
Sovran Self Storage, Inc.	1,298	80,606
DiamondRock Hospitality Co.	8,663	77,967
Medical Properties Trust, Inc.	6,317	75,551
Potlatch Corp.	1,899	74,422
Sunstone Hotel Investors, Inc.*	6,751	72,303
Total Specialized REITs		2,825,184
Retail REITs - 18.1%
Simon Property Group, Inc.	2,634	416,410
General Growth Properties, Inc.	12,848	255,033
Macerich Co.	2,860	166,738
Kimco Realty Corp.	8,541	165,012
Federal Realty Investment Trust	1,465	152,389
Realty Income Corp.	3,371	135,548
Taubman Centers, Inc.	1,659	130,596
DDR Corp.	8,297	129,931
Regency Centers Corp.	2,597	122,371
National Retail Properties, Inc.	3,508	109,450
CBL & Associates Properties, Inc.	5,121	108,616
Tanger Factory Outlet Centers	3,107	106,259
Weingarten Realty Investors	3,940	105,474
Equity One, Inc.	4,433	93,137
Glimcher Realty Trust	6,743	74,780
Acadia Realty Trust	2,640	66,211
Total Retail REITs		2,337,955
Office REITs - 14.0%
Boston Properties, Inc.	2,225	235,426
Digital Realty Trust, Inc.	2,508	170,268
SL Green Realty Corp.	2,036	156,059
Alexandria Real Estate Equities, Inc.	1,781	123,459
Duke Realty Corp.	8,293	115,024
Kilroy Realty Corp.	2,356	111,604
Douglas Emmett, Inc.	4,590	106,947
Piedmont Office Realty Trust, Inc. — Class A	5,716	103,174
BioMed Realty Trust, Inc.	5,260	101,676
Highwoods Properties, Inc.	2,870	96,002
Mack-Cali Realty Corp.	3,414	89,140
Corporate Office Properties Trust	3,364	84,033
Lexington Realty Trust	7,773	81,228
Brandywine Realty Trust	6,459	78,735
Government Properties Income Trust[1]	2,860	68,554
CommonWealth REIT	4,252	67,352
Total Office REITs		1,788,681
Residential REITs - 13.1%
Equity Residential	4,499	254,958
AvalonBay Communities, Inc.	1,725	233,893
UDR, Inc.	6,118	145,486
Camden Property Trust	2,090	142,559
Essex Property Trust, Inc.	936	137,264
American Campus Communities, Inc.	2,823	130,225
Apartment Investment & Management Co. — Class A	4,394	118,902
BRE Properties, Inc.	2,325	118,180
Home Properties, Inc.	1,719	105,392
Equity Lifestyle Properties, Inc.	1,470	98,916
Post Properties, Inc.	1,973	98,551
Mid-America Apartment Communities, Inc.	1,514	98,032
Total Residential REITs		1,682,358
Mortgage REITs - 10.7%
Annaly Capital Management, Inc.	15,204	213,463
American Capital Agency Corp.	6,113	176,910
Two Harbors Investment Corp.	9,405	104,207
Starwood Property Trust, Inc.	4,482	102,907
MFA Financial, Inc.	12,233	99,210
Hatteras Financial Corp.	3,697	91,723
Invesco Mortgage Capital, Inc.	4,359	85,916
CYS Investments, Inc.	7,076	83,568
ARMOUR Residential REIT, Inc.	12,640	81,781
PennyMac Mortgage Investment Trust	2,850	72,077
Newcastle Investment Corp.	8,280	71,870
Redwood Trust, Inc.	4,120	69,587
Capstead Mortgage Corp.	5,325	61,078
American Capital Mortgage Investment Corp.	2,220	52,325
Total Mortgage REITs		1,366,622
Diversifed REITs - 4.6%
Vornado Realty Trust	2,851	228,307
Liberty Property Trust	3,408	121,904
Colonial Properties Trust	3,861	82,510
American Realty Capital Trust, Inc.	6,860	79,233
Washington Real Estate Investment Trust	2,951	77,169
Total Diversifed REITs		589,123
Industrial REITs - 4.1%
Prologis, Inc.	6,689	244,082
DCT Industrial Trust, Inc.	12,070	78,334
EastGroup Properties, Inc.	1,391	74,850
DuPont Fabros Technology, Inc.	3,039	73,422
STAG Industrial, Inc.	2,860	51,394
Total Industrial REITs		522,082

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Real Estate Investment Trusts (REITs) - 90.9% (continued)
Wireless Telecommunication Services - 2.6%
American Tower Corp. — Class A	4,244	$327,934

Forest Products - 1.8%
Weyerhaeuser Co.	8,209	228,374

Total Real Estate Investment Trusts (REITs)		11,668,313
Real Estate Management & Development - 8.4%
Real Estate Services - 4.1%
CBRE Group, Inc. — Class A*	7,552	150,285
Realogy Holdings Corp.*	3,480	146,021
Altisource Portfolio Solutions S.A.*	1,350	116,984
Jones Lang LaSalle, Inc.	1,338	112,312
Total Real Estate Services		525,602
Real Estate Operating Companies - 2.1%
Brookfield Office Properties, Inc.	10,106	171,903
Forest City Enterprises, Inc. — Class A*	6,195	100,049
Total Real Estate Operating Companies		271,952
Diversified Real Estate Activities - 1.7%
Brookfield Asset Management, Inc. — Class A	3,470	127,175
St. Joe Co.*,1	3,748	86,504
Total Diversified Real Estate Activities		213,679
Internet Software & Services - 0.5%
Zillow, Inc. — Class A*,1	2,100	58,275
Total Real Estate Management & Development		1,069,508
Total Common Stocks
(Cost $7,541,737)		12,737,821

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.3%
Credit Suisse Group issued 12/31/12 at 0.12% due 01/02/13	$34,881	34,881
Total Repurchase Agreement
(Cost $34,881)		34,881
SECURITIES LENDING COLLATERAL††,3 - 1.2%
Repurchase Agreements
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 12/31/12 at 0.16% due 01/02/13	92,373	92,373
RBS Securities, Inc. issued 12/31/12 at 0.20% due 01/02/13	58,627	58,627
Total Securities Lending Collateral
(Cost $151,000)		151,000
Total Investments - 100.8%
(Cost $7,727,618)		$12,923,702
Other Assets & Liabilities, net - (0.8)%		(104,250)
Total Net Assets - 100.0%		$12,819,452

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at December 31, 2012 — See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral — See Note 4.

REIT — Real Estate Investment Trust

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 99.5%
Apparel Retail - 18.8%
TJX Companies, Inc.	13,052	$554,057
The Gap, Inc.	12,269	380,830
Limited Brands, Inc.	7,767	365,515
Ross Stores, Inc.	6,460	349,809
Urban Outfitters, Inc.*	6,059	238,482
Foot Locker, Inc.	6,773	217,549
American Eagle Outfitters, Inc.	9,770	200,383
Abercrombie & Fitch Co. — Class A	4,096	196,485
Chico's FAS, Inc.	9,416	173,819
DSW, Inc. — Class A	2,625	172,436
Ascena Retail Group, Inc.*	9,136	168,925
Buckle, Inc.[1]	3,323	148,339
Guess?, Inc.	5,800	142,332
ANN, Inc.*	3,782	127,983
Men's Wearhouse, Inc.	4,093	127,538
Genesco, Inc.*	2,148	118,140
Express, Inc.*	7,630	115,137
Jos. A. Bank Clothiers, Inc.*	2,553	108,707
Francesca's Holdings Corp.*,1	4,040	104,878
Finish Line, Inc. — Class A	5,346	101,200
Children's Place Retail Stores, Inc.*	2,268	100,450
Aeropostale, Inc.*	7,545	98,160
Total Apparel Retail		4,311,154
Specialty Stores - 12.1%
Staples, Inc.	23,705	270,238
Tiffany & Co.	4,663	267,376
PetSmart, Inc.	3,912	267,346
Ulta Salon Cosmetics & Fragrance, Inc.	2,585	254,002
Tractor Supply Co.	2,831	250,147
Dick's Sporting Goods, Inc.	5,167	235,047
Sally Beauty Holdings, Inc.*	8,646	203,786
GNC Holdings, Inc. — Class A	5,390	179,379
Cabela's, Inc.*	4,154	173,430
Signet Jewelers Ltd.	2,688	143,539
Vitamin Shoppe, Inc.*	2,270	130,207
Hibbett Sports, Inc.*	2,200	115,940
Barnes & Noble, Inc.*,1	6,270	94,614
OfficeMax, Inc.	9,400	91,744
Teavana Holdings, Inc.*	5,040	78,120
Total Specialty Stores		2,754,915
Internet Retail - 11.7%
Amazon.com, Inc.*	4,217	1,059,057
Priceline.com, Inc.*	898	557,838
Expedia, Inc.	4,745	291,580
TripAdvisor, Inc.*	5,755	241,480
Netflix, Inc.*	2,441	226,476
Groupon, Inc. — Class A*,1	36,839	179,774
Shutterfly, Inc.*	3,540	105,740
Total Internet Retail		2,661,945
Hypermarkets & Super Centers - 10.1%
Wal-Mart Stores, Inc.	22,210	1,515,388
Costco Wholesale Corp.	6,657	657,512
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	2,932	130,151
Total Hypermarkets & Super Centers		2,303,051
Department Stores - 7.8%
Macy's, Inc.	10,148	395,974
Nordstrom, Inc.	6,191	331,219
Kohl's Corp.	7,209	309,843
Sears Holdings Corp.*,1	4,930	203,905
JC Penney Company, Inc.[1]	10,299	202,993
Dillard's, Inc. — Class A	2,379	199,289
Saks, Inc.*,1	11,910	125,174
Total Department Stores		1,768,397
Home Improvement Retail - 7.6%
Home Depot, Inc.	15,633	966,901
Lowe's Companies, Inc.	17,985	638,827
Lumber Liquidators Holdings, Inc.*,1	2,320	122,566
Total Home Improvement Retail		1,728,294
General Merchandise Stores - 7.5%
Target Corp.	10,334	611,463
Dollar General Corp.*	8,757	386,096
Dollar Tree, Inc.*	7,620	309,067
Family Dollar Stores, Inc.	4,260	270,127
Big Lots, Inc.*	4,528	128,867
Total General Merchandise Stores		1,705,620
Automotive Retail - 6.8%
AutoZone, Inc.*	1,010	357,975
O'Reilly Automotive, Inc.*	3,563	318,603
CarMax, Inc.*	8,147	305,838
Advance Auto Parts, Inc.	3,211	232,316
AutoNation, Inc.*	5,594	222,082
Group 1 Automotive, Inc.	1,927	119,455
Total Automotive Retail		1,556,269
Drug Retail - 6.0%
CVS Caremark Corp.	16,067	776,840
Walgreen Co.	16,006	592,382
Total Drug Retail		1,369,222
Homefurnishing Retail - 4.2%
Bed Bath & Beyond, Inc.*	6,198	346,530
Williams-Sonoma, Inc.	4,708	206,069
Aaron's, Inc.	5,197	146,971
Pier 1 Imports, Inc.	7,198	143,960
Select Comfort Corp.*	4,687	122,659
Total Homefurnishing Retail		966,189
Distributors - 2.5%
Genuine Parts Co.	4,953	314,912
LKQ Corp.*	12,010	253,411
Total Distributors		568,323
Computer & Electronics Retail - 2.2%
Best Buy Company, Inc.	16,935	200,680
GameStop Corp. — Class A1	6,665	167,225
Rent-A-Center, Inc.	4,056	139,364
Total Computer & Electronics Retail		507,269
Catalog Retail - 2.2%
Liberty Interactive Corp. — Class A*	16,733	329,305
HSN, Inc.	3,160	174,053
Total Catalog Retail		503,358
Total Common Stocks
(Cost $15,954,113)		22,704,006

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	December 31, 2012

	Face Amount	Value
REPURCHASE AGREEMENT††,2 - 0.7%
Credit Suisse Group issued 12/31/12 at 0.12% due 01/02/13	$148,483	$148,483
Total Repurchase Agreement
(Cost $148,483)		148,483

SECURITIES LENDING COLLATERAL††,3 - 3.0%
Repurchase Agreement
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 12/31/12 at 0.16% due 01/02/13	421,428	421,428
RBS Securities, Inc. issued 12/31/12 at 0.20% due 01/02/13	267,472	267,472
Total Securities Lending Collateral
(Cost $688,900)		688,900
Total Investments - 103.2%
(Cost $16,791,496)		$23,541,389
Other Assets & Liabilities, net - (3.2)%		(727,081)
Total Net Assets - 100.0%		$22,814,308

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at December 31, 2012 —See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral —See Note 4.

ADR — American Depositary Receipt

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 59.2%
Financials - 13.2%
Ocwen Financial Corp.*	2,594	$89,727
Starwood Property Trust, Inc.	3,263	74,918
Two Harbors Investment Corp.	6,735	74,624
First American Financial Corp.	2,561	61,693
Omega Healthcare Investors, Inc.	2,554	60,913
Highwoods Properties, Inc.	1,782	59,608
Hancock Holding Co.	1,842	58,464
Alterra Capital Holdings Ltd.	2,065	58,213
Invesco Mortgage Capital, Inc.	2,787	54,932
LaSalle Hotel Properties	2,066	52,456
EPR Properties	1,132	52,197
Healthcare Realty Trust, Inc.	2,100	50,421
RLJ Lodging Trust	2,574	49,858
CYS Investments, Inc.	4,221	49,850
Prosperity Bancshares, Inc.	1,142	47,963
CNO Financial Group, Inc.	5,110	47,677
Susquehanna Bancshares, Inc.	4,532	47,495
ARMOUR Residential REIT, Inc.	7,162	46,338
Colonial Properties Trust	2,115	45,199
American Realty Capital Trust, Inc.	3,820	44,121
Portfolio Recovery Associates, Inc.*	412	44,027
Sovran Self Storage, Inc.	698	43,346
CubeSmart	2,973	43,317
Texas Capital Bancshares, Inc.*	964	43,206
Washington Real Estate Investment Trust	1,602	41,892
Stifel Financial Corp.*	1,294	41,368
Apollo Investment Corp.	4,886	40,846
DiamondRock Hospitality Co.	4,527	40,743
Medical Properties Trust, Inc.	3,263	39,025
Prospect Capital Corp.	3,576	38,870
DCT Industrial Trust, Inc.	5,958	38,668
Potlatch Corp.	971	38,053
FirstMerit Corp.	2,644	37,518
Glimcher Realty Trust	3,364	37,306
EastGroup Properties, Inc.	691	37,183
Cathay General Bancorp	1,897	36,992
Walter Investment Management Corp.*	857	36,868
Greenhill & Company, Inc.	700	36,393
Platinum Underwriters Holdings Ltd.	789	36,294
PennyMac Mortgage Investment Trust	1,421	35,937
Webster Financial Corp.	1,738	35,716
FNB Corp.	3,360	35,683
DuPont Fabros Technology, Inc.	1,475	35,636
Sunstone Hotel Investors, Inc.*	3,301	35,354
Trustmark Corp.	1,560	35,038
IBERIABANK Corp.	710	34,875
First Cash Financial Services, Inc.*	691	34,287
UMB Financial Corp.	780	34,195
Primerica, Inc.	1,139	34,181
National Health Investors, Inc.	594	33,579
First Industrial Realty Trust, Inc.*	2,372	33,398
Lexington Realty Trust	3,183	33,262
BancorpSouth, Inc.	2,281	33,166
RLI Corp.	512	33,106
Redwood Trust, Inc.	1,901	32,108
Wintrust Financial Corp.	872	32,002
Pebblebrook Hotel Trust	1,382	31,924
Umpqua Holdings Corp.	2,698	31,809
PHH Corp.*	1,367	31,100
MarketAxess Holdings, Inc.	875	30,888
Financial Engines, Inc.*,1	1,112	30,857
First Financial Bankshares, Inc.[1]	756	29,492
United Bankshares, Inc.[1]	1,211	29,452
Old National Bancorp	2,444	29,010
PS Business Parks, Inc.	446	28,981
Education Realty Trust, Inc.	2,719	28,930
Westamerica Bancorporation	673	28,663
Northwest Bancshares, Inc.	2,352	28,553
Sun Communities, Inc.	714	28,481
Cash America International, Inc.	708	28,086
Strategic Hotels & Resorts, Inc.*	4,366	27,942
Acadia Realty Trust	1,111	27,863
Equity One, Inc.	1,324	27,816
National Penn Bancshares, Inc.	2,977	27,746
Montpelier Re Holdings Ltd.	1,211	27,683
Capstead Mortgage Corp.	2,379	27,287
MB Financial, Inc.	1,321	26,090
Community Bank System, Inc.	951	26,019
LTC Properties, Inc.	730	25,689
Glacier Bancorp, Inc.	1,736	25,537
Selective Insurance Group, Inc.	1,321	25,456
Government Properties Income Trust	1,033	24,761
Symetra Financial Corp.	1,869	24,260
Pennsylvania Real Estate Investment Trust	1,345	23,726
Bank of the Ozarks, Inc.	708	23,697
International Bancshares Corp.	1,284	23,176
EZCORP, Inc. — Class A*	1,157	22,978
Fifth Street Finance Corp.	2,192	22,841
First Midwest Bancorp, Inc.	1,809	22,649
NorthStar Realty Finance Corp.	3,210	22,598
Solar Capital Ltd.	936	22,380
PrivateBancorp, Inc.	1,460	22,367
American Assets Trust, Inc.	797	22,260
CVB Financial Corp.	2,125	22,100
BBCN Bancorp, Inc.	1,876	21,705
Provident Financial Services, Inc.	1,448	21,604
Franklin Street Properties Corp.	1,743	21,456
Argo Group International Holdings Ltd.	623	20,927
Evercore Partners, Inc. — Class A	690	20,831
Hersha Hospitality Trust — Class A	4,142	20,710
American Capital Mortgage Investment Corp.	876	20,647
Main Street Capital Corp.	674	20,564
First Financial Bancorp	1,406	20,556
Chesapeake Lodging Trust	954	19,920
CreXus Investment Corp.	1,618	19,821
Astoria Financial Corp.	2,100	19,656
Radian Group, Inc.[1]	3,213	19,631

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 59.2% (continued)
Financials - 13.2% (continued)
DFC Global Corp.*	1,056	$19,547
Sabra Health Care REIT, Inc.	895	19,439
Colony Financial, Inc.	991	19,325
Associated Estates Realty Corp.	1,189	19,167
Horace Mann Educators Corp.	959	19,141
Anworth Mortgage Asset Corp.	3,302	19,086
Investors Real Estate Trust	2,186	19,084
Investors Bancorp, Inc.	1,064	18,918
Credit Acceptance Corp.*	185	18,811
Amtrust Financial Services, Inc.	648	18,591
World Acceptance Corp.*,1	248	18,491
Western Alliance Bancorporation*	1,756	18,491
Cousins Properties, Inc.	2,208	18,437
Citizens Republic Bancorp, Inc.*	960	18,211
Hudson Pacific Properties, Inc.	864	18,196
PacWest Bancorp	734	18,189
Virtus Investment Partners, Inc.*	149	18,020
BlackRock Kelso Capital Corp.	1,773	17,836
Home BancShares, Inc.	536	17,699
American Equity Investment Life Holding Co.	1,441	17,595
Park National Corp.	271	17,515
PennantPark Investment Corp.	1,582	17,394
First Commonwealth Financial Corp.	2,537	17,302
Columbia Banking System, Inc.	959	17,204
Nelnet, Inc. — Class A	574	17,099
Boston Private Financial Holdings, Inc.[1]	1,888	17,011
ViewPoint Financial Group, Inc.	811	16,982
Oritani Financial Corp.	1,096	16,791
National Financial Partners Corp.*	978	16,763
Infinity Property & Casualty Corp.	286	16,657
Triangle Capital Corp.	652	16,619
iStar Financial, Inc.*	2,028	16,528
NBT Bancorp, Inc.	806	16,338
Encore Capital Group, Inc.*	530	16,229
Chemical Financial Corp.	666	15,824
Pinnacle Financial Partners, Inc.*	837	15,769
Retail Opportunity Investments Corp.	1,218	15,663
Greenlight Capital Re Ltd. — Class A*	678	15,648
Employers Holdings, Inc.	760	15,641
Independent Bank Corp.	534	15,459
Inland Real Estate Corp.	1,841	15,428
Alexander's, Inc.	46	15,217
First Potomac Realty Trust	1,229	15,190
Tower Group, Inc.	841	14,945
Ramco-Gershenson Properties Trust	1,109	14,761
Banco Latinoamericano de Comercio Exterior S.A. — Class E	681	14,682
Forestar Group, Inc.*	840	14,558
Kennedy-Wilson Holdings, Inc.	1,041	14,553
Universal Health Realty Income Trust	287	14,525
SCBT Financial Corp.	360	14,465
Brookline Bancorp, Inc.	1,687	14,340
Banner Corp.	466	14,320
Nationstar Mortgage Holdings, Inc.*,1	460	14,251
Berkshire Hills Bancorp, Inc.	594	14,173
Hercules Technology Growth Capital, Inc.	1,273	14,168
FelCor Lodging Trust, Inc.*	2,993	13,977
Safety Insurance Group, Inc.	301	13,897
Coresite Realty Corp.	495	13,692
STAG Industrial, Inc.	753	13,531
Ashford Hospitality Trust, Inc.	1,284	13,495
Cohen & Steers, Inc.[1]	442	13,468
Resource Capital Corp.	2,399	13,434
Sterling Financial Corp.	643	13,426
Oriental Financial Group, Inc.	976	13,030
eHealth, Inc.*	471	12,943
Hilltop Holdings, Inc.*	955	12,931
Knight Capital Group, Inc. — Class A*,1	3,674	12,896
AG Mortgage Investment Trust, Inc.	549	12,891
KBW, Inc.	839	12,837
S&T Bancorp, Inc.	695	12,559
WesBanco, Inc.	564	12,532
City Holding Co.	354	12,337
Dynex Capital, Inc.	1,305	12,319
Navigators Group, Inc.*	238	12,155
State Bank Financial Corp.	764	12,132
MGIC Investment Corp.*	4,541	12,079
TrustCo Bank Corp. NY	2,262	11,943
AMERISAFE, Inc.*	438	11,936
Piper Jaffray Cos.*	366	11,760
HFF, Inc. — Class A	788	11,741
Duff & Phelps Corp. — Class A	750	11,715
Urstadt Biddle Properties, Inc. — Class A	595	11,710
Apollo Residential Mortgage, Inc.	578	11,670
Renasant Corp.	606	11,599
Flushing Financial Corp.	749	11,490
Cardinal Financial Corp.	705	11,470
Stewart Information Services Corp.[1]	440	11,440
Campus Crest Communities, Inc.	931	11,414
Sandy Spring Bancorp, Inc.	582	11,302
Getty Realty Corp.	618	11,161
Community Trust Bancorp, Inc.	340	11,145
Maiden Holdings Ltd.	1,212	11,138
PICO Holdings, Inc.*	546	11,067
Tompkins Financial Corp.	271	10,742
Epoch Holding Corp.	385	10,742
United Fire Group, Inc.	488	10,658
Dime Community Bancshares, Inc.	761	10,570
Simmons First National Corp. — Class A	415	10,524
Hanmi Financial Corp.*	762	10,356
West Coast Bancorp	467	10,344
Citizens, Inc.*	936	10,343
Excel Trust, Inc.	816	10,339
Lakeland Financial Corp.	397	10,258

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 59.2% (continued)
Financials - 13.2% (continued)
ICG Group, Inc.*	897	$10,253
First Merchants Corp.	690	10,240
TICC Capital Corp.	991	10,029
Monmouth Real Estate Investment Corp. — Class A	968	10,028
Summit Hotel Properties, Inc.	1,030	9,785
TowneBank	631	9,774
Home Loan Servicing Solutions Ltd.	508	9,601
United Community Banks, Inc.*	1,008	9,495
Heartland Financial USA, Inc.	353	9,231
Washington Trust Bancorp, Inc.	348	9,156
Apollo Commercial Real Estate Finance, Inc.	561	9,105
Rouse Properties, Inc.	530	8,968
Tejon Ranch Co.*	319	8,958
CapLease, Inc.	1,605	8,940
Rockville Financial, Inc.	691	8,914
Provident New York Bancorp	953	8,872
Netspend Holdings, Inc.*	747	8,830
Eagle Bancorp, Inc.*	442	8,827
Kite Realty Group Trust	1,578	8,821
NewStar Financial, Inc.*	626	8,770
Southside Bancshares, Inc.	415	8,740
Wilshire Bancorp, Inc.*	1,487	8,729
WisdomTree Investments, Inc.*	1,410	8,629
MCG Capital Corp.	1,846	8,492
Investment Technology Group, Inc.*	938	8,442
First Busey Corp.	1,790	8,324
First Financial Corp.	273	8,256
BGC Partners, Inc. — Class A	2,370	8,200
GAMCO Investors, Inc. — Class A	153	8,120
Central Pacific Financial Corp.*	520	8,107
Medley Capital Corp.	553	8,052
EverBank Financial Corp.	540	8,051
United Financial Bancorp, Inc.	508	7,986
1st Source Corp.	355	7,842
FBL Financial Group, Inc. — Class A	229	7,834
Saul Centers, Inc.	183	7,831
StellarOne Corp.	552	7,805
Union First Market Bankshares Corp.	493	7,775
Winthrop Realty Trust	703	7,768
First BanCorp*	1,690	7,740
National Western Life Insurance Co. — Class A	49	7,729
Federal Agricultural Mortgage Corp. — Class C	237	7,703
WSFS Financial Corp.	181	7,647
Cedar Realty Trust, Inc.	1,445	7,630
Bancorp, Inc.*	693	7,602
OneBeacon Insurance Group Ltd. — Class A	546	7,589
Beneficial Mutual Bancorp, Inc.*	792	7,524
Enstar Group Ltd.*	67	7,503
Capital Southwest Corp.	75	7,472
Safeguard Scientifics, Inc.*	503	7,419
BofI Holding, Inc.*	265	7,386
Agree Realty Corp.	272	7,287
Lakeland Bancorp, Inc.	712	7,248
Ameris Bancorp*	569	7,107
Green Dot Corp. — Class A*	580	7,076
Meadowbrook Insurance Group, Inc.	1,221	7,057
Taylor Capital Group, Inc.*	390	7,040
Univest Corporation of Pennsylvania	408	6,977
MVC Capital, Inc.	572	6,950
First Community Bancshares, Inc.	430	6,867
Sterling Bancorp	745	6,787
RAIT Financial Trust	1,201	6,786
Westwood Holdings Group, Inc.	161	6,585
German American Bancorp, Inc.	300	6,516
Trico Bancshares	387	6,482
BancFirst Corp.	153	6,481
SY Bancorp, Inc.	289	6,479
Camden National Corp.	190	6,454
CoBiz Financial, Inc.	844	6,305
Arrow Financial Corp.	251	6,262
Centerstate Banks, Inc.	730	6,227
Great Southern Bancorp, Inc.	244	6,210
MainSource Financial Group, Inc.	488	6,183
Financial Institutions, Inc.	330	6,148
OmniAmerican Bancorp, Inc.*	265	6,129
Territorial Bancorp, Inc.	267	6,101
Bryn Mawr Bank Corp.	272	6,057
Golub Capital BDC, Inc.	379	6,056
First Interstate Bancsystem, Inc. — Class A	388	5,987
First Connecticut Bancorp, Inc.	435	5,981
New Mountain Finance Corp.	400	5,960
Western Asset Mortgage Capital Corp.	300	5,931
Hudson Valley Holding Corp.	372	5,792
Virginia Commerce Bancorp, Inc.*	645	5,773
INTL FCStone, Inc.*	331	5,763
FXCM, Inc. — Class A	570	5,740
Franklin Financial Corp.	341	5,654
Citizens & Northern Corp.	298	5,632
Enterprise Financial Services Corp.	430	5,620
One Liberty Properties, Inc.	276	5,600
Park Sterling Corp.*	1,069	5,591
Heritage Financial Corp.	372	5,465
Select Income REIT	220	5,449
Arlington Asset Investment Corp. — Class A	261	5,421
GFI Group, Inc.	1,667	5,401
Parkway Properties, Inc.	386	5,400
Northfield Bancorp, Inc.	354	5,399
THL Credit, Inc.	365	5,398
Global Indemnity plc — Class A*	243	5,378
State Auto Financial Corp.	359	5,363
National Bankshares, Inc.	165	5,344
Peoples Bancorp, Inc.	259	5,291

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 59.2% (continued)
Financials - 13.2% (continued)
HomeStreet, Inc.*	206	$5,263
SeaBright Holdings, Inc.	474	5,247
First of Long Island Corp.	184	5,211
Southwest Bancorp, Inc.*	465	5,208
First Financial Holdings, Inc.	398	5,206
Cowen Group, Inc. — Class A*	2,105	5,157
Republic Bancorp, Inc. — Class A	244	5,156
Baldwin & Lyons, Inc. — Class B	215	5,130
Washington Banking Co.	375	5,108
Chatham Lodging Trust	331	5,091
Alliance Financial Corp.	117	5,091
Medallion Financial Corp.	433	5,083
Fox Chase Bancorp, Inc.	305	5,078
Crawford & Co. — Class B	636	5,075
Terreno Realty Corp.	325	5,018
Bank of Marin Bancorp	133	4,982
CNB Financial Corp.	298	4,881
KCAP Financial, Inc.	529	4,862
Calamos Asset Management, Inc. — Class A	459	4,852
OceanFirst Financial Corp.	351	4,826
Bank Mutual Corp.	1,120	4,816
New York Mortgage Trust, Inc.	760	4,803
Fidus Investment Corp.	289	4,754
Home Federal Bancorp, Inc.	381	4,736
First Bancorp	369	4,731
Gladstone Commercial Corp.	262	4,703
Whitestone REIT	329	4,622
Walker & Dunlop, Inc.*	274	4,565
Metro Bancorp, Inc.*	341	4,508
1st United Bancorp, Inc.	720	4,500
Diamond Hill Investment Group, Inc.	66	4,479
First Defiance Financial Corp.	232	4,452
Ames National Corp.	201	4,402
National Interstate Corp.	151	4,352
Gladstone Investment Corp.	624	4,343
Oppenheimer Holdings, Inc. — Class A	251	4,335
Pacific Continental Corp.	438	4,262
Westfield Financial, Inc.	586	4,237
Thomas Properties Group, Inc.	780	4,220
Solar Senior Capital Ltd.	226	4,217
MetroCorp Bancshares, Inc.*	380	4,176
Gladstone Capital Corp.	511	4,170
Bridge Bancorp, Inc.	205	4,170
First California Financial Group, Inc.*	540	4,169
American Safety Insurance Holdings Ltd.*	219	4,143
Manning & Napier, Inc. — Class A	328	4,133
Marlin Business Services Corp.	201	4,032
West Bancorporation, Inc.	374	4,032
Provident Financial Holdings, Inc.	230	4,025
Preferred Bank/Los Angeles CA*	280	3,976
GSV Capital Corp.*	470	3,962
Kansas City Life Insurance Co.	101	3,854
American National Bankshares, Inc.	190	3,836
BankFinancial Corp.	507	3,762
NGP Capital Resources Co.	521	3,762
Homeowners Choice, Inc.	180	3,742
SWS Group, Inc.*	699	3,698
Northrim BanCorp, Inc.	160	3,624
Penns Woods Bancorp, Inc.	96	3,591
Guaranty Bancorp*	1,840	3,588
Bridge Capital Holdings*	227	3,532
Kearny Financial Corp.	362	3,530
First Bancorp, Inc.	214	3,525
Heritage Commerce Corp.*	504	3,518
ESB Financial Corp.	252	3,495
Ladenburg Thalmann Financial Services, Inc.*	2,481	3,473
Mercantile Bank Corp.	210	3,465
FBR & Co.*	892	3,452
Bank of Kentucky Financial Corp.	138	3,413
Meridian Interstate Bancorp, Inc.*	203	3,406
Merchants Bancshares, Inc.	127	3,400
Sun Bancorp, Inc.*	958	3,391
Phoenix Companies, Inc.*	137	3,388
AV Homes, Inc.*	238	3,384
MidSouth Bancorp, Inc.	204	3,335
UMH Properties, Inc.	321	3,316
Sierra Bancorp	288	3,292
Simplicity Bancorp, Inc.	220	3,289
Center Bancorp, Inc.	284	3,289
MidWestOne Financial Group, Inc.	160	3,282
Gramercy Capital Corporation*	1,110	3,263
Capital City Bank Group, Inc.*	285	3,240
Hallmark Financial Services*	343	3,221
Consolidated-Tomoka Land Co.	102	3,163
First Pactrust Bancorp, Inc.	257	3,153
Horizon Bancorp	160	3,144
Ares Commercial Real Estate Corp.	190	3,120
C&F Financial Corp.	80	3,115
Suffolk Bancorp*	232	3,039
Bar Harbor Bankshares	90	3,029
Nicholas Financial, Inc.	242	3,001
Peapack Gladstone Financial Corp.	210	2,957
First Financial Northwest, Inc.*	390	2,945
Home Bancorp, Inc.*	160	2,920
Heritage Financial Group, Inc.	210	2,896
SI Financial Group, Inc.	250	2,875
Seacoast Banking Corporation of Florida*	1,770	2,850
Horizon Technology Finance Corp.	190	2,829
Farmers National Banc Corp.	450	2,790
Heritage Oaks Bancorp*	480	2,784
FNB United Corp.*	240	2,784
Eastern Insurance Holdings, Inc.	160	2,733
Roma Financial Corp.	179	2,706
Tree.com, Inc.	150	2,705
Century Bancorp, Inc. — Class A	80	2,636
EMC Insurance Group, Inc.	110	2,627
Donegal Group, Inc. — Class A	187	2,625
Peoples Federal Bancshares, Inc.	150	2,609

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 59.2% (continued)
Financials - 13.2% (continued)
Harris & Harris Group, Inc.*	750	$2,475
BSB Bancorp, Inc.*	200	2,446
Enterprise Bancorp, Inc.	144	2,379
ESSA Bancorp, Inc.	218	2,374
Cape Bancorp, Inc.	271	2,355
Access National Corp.	180	2,340
JMP Group, Inc.	382	2,319
Clifton Savings Bancorp, Inc.	204	2,299
Middleburg Financial Corp.	130	2,296
Asta Funding, Inc.	240	2,282
Fidelity Southern Corp.*	237	2,263
Doral Financial Corp.*	3,101	2,245
Zillow, Inc. — Class A*	80	2,220
Gyrodyne Company of America, Inc.	30	2,162
NASB Financial, Inc.*	100	2,137
TCP Capital Corp.	140	2,064
Regional Management Corp.*	120	1,986
Universal Insurance Holdings, Inc.	449	1,967
Resource America, Inc. — Class A	290	1,934
Hingham Institution for Savings	30	1,878
Independence Holding Co.	197	1,875
Investors Title Co.	30	1,800
Asset Acceptance Capital Corp.*	380	1,710
Pacific Mercantile Bancorp*	260	1,635
Charter Financial Corp.	154	1,632
Gain Capital Holdings, Inc.	361	1,476
MicroFinancial, Inc.	200	1,456
Artio Global Investors, Inc. — Class A	743	1,412
Fortegra Financial Corp.*	158	1,405
Waterstone Financial, Inc.*	180	1,404
Pzena Investment Management, Inc. — Class A	237	1,280
CIFC Corp.*	153	1,224
First Marblehead Corp.*	1,399	1,087
Cascade Bancorp*	149	933
California First National Bancorp	59	882
Berkshire Bancorp, Inc.	100	820
First Federal Bancshares of Arkansas, Inc.*	80	780
Crescent Financial Bancshares, Inc.*	70	321
Capital Bank Financial Corp. — Class A*	2	34
Total Financials		6,466,946
Information Technology - 9.9%
CommVault Systems, Inc.*	1,074	74,869
WEX, Inc.*	936	70,545
Cymer, Inc.*	745	67,370
Parametric Technology Corp.*	2,878	64,785
Aspen Technology, Inc.*	2,257	62,384
CoStar Group, Inc.*	677	60,503
3D Systems Corp.*,1	1,131	60,339
Ultimate Software Group, Inc.*	638	60,234
Aruba Networks, Inc.*,1	2,694	55,902
MAXIMUS, Inc.	823	52,030
FEI Co.	912	50,580
Hittite Microwave Corp.*	756	46,949
Convergys Corp.	2,811	46,128
Semtech Corp.*	1,584	45,857
Cirrus Logic, Inc.*	1,553	44,990
Microsemi Corp.*	2,137	44,962
QLIK Technologies, Inc.*	2,062	44,787
First Solar, Inc.*,1	1,450	44,776
InterDigital, Inc.[1]	1,074	44,142
Anixter International, Inc.	677	43,314
ACI Worldwide, Inc.*	957	41,811
Arris Group, Inc.*	2,729	40,771
Mentor Graphics Corp.*	2,244	38,193
Cognex Corp.	1,031	37,961
Plantronics, Inc.	1,027	37,865
Ciena Corp.*,1	2,390	37,523
Cavium, Inc.*	1,200	37,452
TiVo, Inc.*	3,001	36,972
NETGEAR, Inc.*	917	36,148
Finisar Corp.*	2,205	35,942
ValueClick, Inc.*	1,812	35,172
ViaSat, Inc.*	901	35,049
Tyler Technologies, Inc.*	723	35,022
Fair Isaac Corp.	826	34,717
j2 Global, Inc.	1,115	34,097
Sourcefire, Inc.*	715	33,762
MKS Instruments, Inc.	1,262	32,534
Littelfuse, Inc.	525	32,397
Acxiom Corp.*	1,854	32,371
Progress Software Corp.*	1,519	31,884
Sapient Corp.*	2,974	31,405
OSI Systems, Inc.*	477	30,547
Entegris, Inc.*	3,310	30,386
CACI International, Inc. — Class A*	547	30,101
RF Micro Devices, Inc.*	6,702	30,025
ADTRAN, Inc.[1]	1,535	29,994
Manhattan Associates, Inc.*	494	29,808
International Rectifier Corp.*	1,670	29,609
VirnetX Holding Corp.*	1,007	29,485
Dealertrack Technologies, Inc.*	1,024	29,409
Coherent, Inc.	575	29,107
Euronet Worldwide, Inc.*	1,223	28,863
Veeco Instruments, Inc.*	941	27,778
Heartland Payment Systems, Inc.	939	27,701
VistaPrint N.V.*	820	26,945
OpenTable, Inc.*	541	26,401
Intersil Corp. — Class A	3,070	25,450
NIC, Inc.	1,554	25,392
Cardtronics, Inc.*	1,063	25,236
Integrated Device Technology, Inc.*	3,426	25,010
Blackbaud, Inc.	1,091	24,908
Universal Display Corp.*,1	954	24,441
Synaptics, Inc.*	810	24,275
Cornerstone OnDemand, Inc.*	810	23,919
BroadSoft, Inc.*	658	23,905
Ultratech, Inc.*	633	23,611
Benchmark Electronics, Inc.*	1,395	23,186
Liquidity Services, Inc.*	566	23,127

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 59.2% (continued)
Information Technology - 9.9% (continued)
NetScout Systems, Inc.*	889	$23,105
Power Integrations, Inc.	687	23,090
QLogic Corp.*	2,350	22,866
Bottomline Technologies, Inc.*	843	22,247
SYNNEX Corp.*	632	21,728
Sanmina Corp.*	1,961	21,708
Plexus Corp.*	840	21,672
Electronics for Imaging, Inc.*	1,123	21,326
ScanSource, Inc.*	665	21,127
Take-Two Interactive Software, Inc.*	1,880	20,698
Tessera Technologies, Inc.	1,250	20,525
Cabot Microelectronics Corp.	571	20,276
Comverse Technology, Inc.*	5,280	20,275
Tellabs, Inc.	8,830	20,132
Syntel, Inc.	371	19,882
MTS Systems Corp.	388	19,761
TriQuint Semiconductor, Inc.*	4,058	19,641
Rogers Corp.*	389	19,318
MicroStrategy, Inc. — Class A*	205	19,143
SS&C Technologies Holdings, Inc.*	812	18,773
RealPage, Inc.*,1	865	18,658
Insight Enterprises, Inc.*	1,066	18,516
Unisys Corp.*	1,059	18,321
MEMC Electronic Materials, Inc.*	5,560	17,848
OmniVision Technologies, Inc.*	1,258	17,713
WebMD Health Corp. — Class A*	1,220	17,495
LivePerson, Inc.*	1,329	17,463
Ixia*	1,021	17,337
Ellie Mae, Inc.*	611	16,955
Badger Meter, Inc.	352	16,688
EarthLink, Inc.	2,562	16,551
Monster Worldwide, Inc.*	2,920	16,410
Monolithic Power Systems, Inc.	736	16,398
Advent Software, Inc.*	760	16,249
Spansion, Inc. — Class A*	1,163	16,177
ATMI, Inc.*	772	16,119
Infinera Corp.*,1	2,643	15,356
Verint Systems, Inc.*	522	15,326
Emulex Corp.*	2,088	15,242
Blucora, Inc.*	962	15,113
Comverse, Inc.*	529	15,092
ExlService Holdings, Inc.*	567	15,026
Rofin-Sinar Technologies, Inc.*	692	15,003
CSG Systems International, Inc.*	823	14,962
Diodes, Inc.*	860	14,921
Loral Space & Communications, Inc.	268	14,649
FARO Technologies, Inc.*	408	14,557
Mantech International Corp. — Class A	557	14,449
Harmonic, Inc.*	2,832	14,358
Cray, Inc.*	897	14,307
Intermec, Inc.*	1,449	14,287
Monotype Imaging Holdings, Inc.	885	14,142
Synchronoss Technologies, Inc.*	668	14,088
Guidewire Software, Inc.*	469	13,939
Bankrate, Inc.*	1,112	13,844
Websense, Inc.*	894	13,446
Advanced Energy Industries, Inc.*	960	13,258
Rambus, Inc.*	2,665	13,005
Park Electrochemical Corp.	504	12,968
Brooks Automation, Inc.	1,600	12,880
Digital River, Inc.*	892	12,836
Applied Micro Circuits Corp.*	1,499	12,592
Web.com Group, Inc.*	849	12,565
Measurement Specialties, Inc.*	365	12,541
Global Cash Access Holdings, Inc.*	1,590	12,466
Newport Corp.*	925	12,441
iGATE Corp.*	777	12,253
TNS, Inc.*	590	12,231
United Online, Inc.	2,180	12,186
Accelrys, Inc.*	1,337	12,100
Interactive Intelligence Group, Inc.*	357	11,974
LogMeIn, Inc.*	533	11,945
RealD, Inc.*,1	1,061	11,894
TTM Technologies, Inc.*	1,283	11,804
comScore, Inc.*	852	11,741
Lattice Semiconductor Corp.*	2,840	11,332
Entropic Communications, Inc.*	2,122	11,225
SPS Commerce, Inc.*	301	11,218
Micrel, Inc.	1,167	11,087
Comtech Telecommunications Corp.	436	11,066
Ebix, Inc.[1]	677	10,879
Volterra Semiconductor Corp.*	608	10,439
Checkpoint Systems, Inc.*	971	10,429
Rudolph Technologies, Inc.*	775	10,424
Constant Contact, Inc.*	730	10,373
Angie's List, Inc.*	860	10,311
Black Box Corp.	422	10,271
Cass Information Systems, Inc.	243	10,255
Dice Holdings, Inc.*	1,098	10,080
Silicon Image, Inc.*	2,010	9,970
TeleTech Holdings, Inc.*	555	9,879
InvenSense, Inc. — Class A*	881	9,788
EPIQ Systems, Inc.	762	9,738
Daktronics, Inc.	873	9,664
PROS Holdings, Inc.*	528	9,657
Pegasystems, Inc.	415	9,412
Perficient, Inc.*	772	9,094
Forrester Research, Inc.	338	9,058
MIPS Technologies, Inc. — Class A*	1,149	8,985
Methode Electronics, Inc.	891	8,937
Internap Network Services Corp.*	1,283	8,904
CTS Corp.	824	8,759
Ceva, Inc.*	555	8,741
Sonus Networks, Inc.*	5,126	8,714
Vocus, Inc.*	500	8,690
Photronics, Inc.*	1,452	8,654
GT Advanced Technologies, Inc.*,1	2,854	8,619
Procera Networks, Inc.*	462	8,570
Tangoe, Inc.*	721	8,558
Stamps.com, Inc.*	339	8,543
Extreme Networks*	2,268	8,256
Nanometrics, Inc.*	570	8,219
Higher One Holdings, Inc.*,1	772	8,137

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 59.2% (continued)
Information Technology - 9.9% (continued)
PDF Solutions, Inc.*	582	$8,020
Exar Corp.*	894	7,957
Silicon Graphics International Corp.*,1	770	7,877
LTX-Credence Corp.*	1,185	7,774
Amkor Technology, Inc.*,1	1,783	7,578
Imperva, Inc.*	239	7,536
Virtusa Corp.*	451	7,410
DTS, Inc.*	437	7,298
Calix, Inc.*	945	7,267
Move, Inc.*	942	7,150
Super Micro Computer, Inc.*	699	7,130
Oplink Communications, Inc.*	457	7,120
Quantum Corp.*	5,646	7,001
ServiceSource International, Inc.*,1	1,194	6,985
Electro Rent Corp.	454	6,983
Fabrinet*	530	6,964
Envestnet, Inc.*	499	6,961
Mercury Systems, Inc.*	751	6,909
MoneyGram International, Inc.*	519	6,898
SciQuest, Inc.*	428	6,788
Demand Media, Inc.*	725	6,735
Computer Task Group, Inc.*	366	6,672
Seachange International, Inc.*	688	6,653
Power-One, Inc.*	1,618	6,650
Actuate Corp.*	1,183	6,625
Anaren, Inc.*	336	6,535
NVE Corp.*	116	6,437
Cohu, Inc.	592	6,417
Saba Software, Inc.*	722	6,310
Globecomm Systems, Inc.*	553	6,249
GSI Group, Inc.*	708	6,131
Zygo Corp.*	390	6,123
Integrated Silicon Solution, Inc.*	654	5,886
CIBER, Inc.*	1,760	5,878
Digi International, Inc.*	617	5,843
XO Group, Inc.*	627	5,831
Symmetricom, Inc.*	1,008	5,816
Maxwell Technologies, Inc.*	700	5,803
CalAmp Corp.*	690	5,741
Jive Software, Inc.*	394	5,725
VASCO Data Security International, Inc.*	684	5,581
Electro Scientific Industries, Inc.	554	5,512
Avid Technology, Inc.*	723	5,480
FormFactor, Inc.*	1,197	5,458
KEMET Corp.*	1,082	5,442
Lionbridge Technologies, Inc.*	1,352	5,435
Inphi Corp.*	566	5,422
IXYS Corp.	592	5,411
IntraLinks Holdings, Inc.*	875	5,399
SunPower Corp. — Class A*	960	5,395
Keynote Systems, Inc.	381	5,368
Kopin Corp.*	1,606	5,348
QuinStreet, Inc.*	788	5,295
Responsys, Inc.*	861	5,132
Bel Fuse, Inc. — Class B	254	4,966
KVH Industries, Inc.*	355	4,963
ShoreTel, Inc.*	1,159	4,914
support.com, Inc.*	1,173	4,903
Aviat Networks, Inc.*	1,475	4,853
Immersion Corp.*	676	4,644
Active Network, Inc.*	938	4,606
ExactTarget, Inc.*	230	4,600
Pericom Semiconductor Corp.*	567	4,553
Supertex, Inc.	251	4,405
American Software, Inc. — Class A	565	4,384
Demandware, Inc.*	160	4,371
Multi-Fineline Electronix, Inc.*	216	4,365
ANADIGICS, Inc.*	1,699	4,281
STEC, Inc.*	858	4,230
Zix Corp.*	1,468	4,110
Sigma Designs, Inc.*	794	4,089
Mindspeed Technologies, Inc.*	871	4,076
ePlus, Inc.	98	4,051
Guidance Software, Inc.*	340	4,036
Vishay Precision Group, Inc.*	301	3,979
RealNetworks, Inc.*	523	3,954
PLX Technology, Inc.*	1,082	3,928
Callidus Software, Inc.*	840	3,814
Telular Corp.	400	3,788
Yelp, Inc. — Class A*,1	200	3,770
Parkervision, Inc.*	1,830	3,715
Axcelis Technologies, Inc.*	2,596	3,608
Digimarc Corp.	169	3,498
Imation Corp.*	744	3,474
Market Leader, Inc.*	530	3,472
Alpha & Omega Semiconductor Ltd.*	413	3,469
Richardson Electronics Ltd.	305	3,453
Infoblox, Inc.*	190	3,414
Millennial Media, Inc.*	270	3,383
Travelzoo, Inc.*	174	3,304
Aeroflex Holding Corp.*	472	3,304
PC-Telephone, Inc.	450	3,240
PRGX Global, Inc.*	501	3,231
Limelight Networks, Inc.*	1,446	3,210
Telenav, Inc.*	402	3,208
Datalink Corp.*	370	3,164
Rosetta Stone, Inc.*	255	3,147
GSI Technology, Inc.*	500	3,135
Numerex Corp. — Class A*	237	3,114
OCZ Technology Group, Inc.*,1	1,623	3,100
AVG Technologies N.V.*	194	3,071
Ubiquiti Networks, Inc.	250	3,035
DSP Group, Inc.*	525	3,024
Intermolecular, Inc.*	338	3,008
Mesa Laboratories, Inc.	60	3,007
Glu Mobile, Inc.*,1	1,303	2,984
Agilysys, Inc.*	353	2,955
Tessco Technologies, Inc.	130	2,878
Pervasive Software, Inc.*	320	2,851
MoSys, Inc.*	808	2,812
Oclaro, Inc.*,1	1,757	2,758
ModusLink Global Solutions, Inc.*	947	2,746
Ultra Clean Holdings*	557	2,735

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 59.2% (continued)
Information Technology - 9.9% (continued)
MaxLinear, Inc. — Class A*	537	$2,696
NeoPhotonics Corp.*	467	2,681
Neonode, Inc.*	540	2,624
Key Tronic Corp.*	250	2,560
Intevac, Inc.*	558	2,550
Hackett Group, Inc.	595	2,547
Rubicon Technology, Inc.*	415	2,536
Unwired Planet, Inc.*	2,092	2,510
PC Connection, Inc.	218	2,507
Carbonite, Inc.*	269	2,488
Bazaarvoice, Inc.*	253	2,366
QuickLogic Corp.*	1,060	2,300
iPass, Inc.*	1,250	2,288
Marchex, Inc. — Class B	549	2,256
Echelon Corp.*	918	2,249
M/A-COM Technology Solutions Holdings, Inc.*	150	2,246
AXT, Inc.*	779	2,189
QAD, Inc. — Class A	152	2,189
Spark Networks, Inc.*	280	2,184
Westell Technologies, Inc. — Class A*	1,167	2,159
EPAM Systems, Inc.*	118	2,136
TechTarget, Inc.*	369	2,048
Innodata, Inc.*	530	2,003
Riverbed Technology, Inc.*	100	1,980
STR Holdings, Inc.*,1	733	1,847
Proofpoint, Inc.*	150	1,847
FalconStor Software, Inc.*	765	1,782
Radisys Corp.*	553	1,648
Aware, Inc.	290	1,589
Audience, Inc.*	150	1,559
MeetMe, Inc.*	443	1,546
Sapiens International Corporation N.V.*	330	1,320
Brightcove, Inc.*	142	1,284
Mattersight Corp.*	240	1,193
Mattson Technology, Inc.*	1,410	1,184
Viasystems Group, Inc.*	94	1,147
Sycamore Networks, Inc.	497	1,113
Synacor, Inc.*	160	875
KIT Digital, Inc.*	1,453	697
Envivio, Inc.*	190	323
Ambient Corp.*	70	211
Total Information Technology		4,787,967
Industrials - 9.3%
Genesee & Wyoming, Inc. — Class A*	1,074	81,710
Alaska Air Group, Inc.*	1,711	73,727
Acuity Brands, Inc.	1,026	69,490
Hexcel Corp.*	2,401	64,730
Woodward, Inc.	1,666	63,525
AO Smith Corp.	938	59,160
Old Dominion Freight Line, Inc.*	1,722	59,031
Middleby Corp.*	453	58,078
CLARCOR, Inc.	1,213	57,957
Teledyne Technologies, Inc.*	890	57,912
HEICO Corp.	1,266	56,666
EMCOR Group, Inc.	1,609	55,686
Robbins & Myers, Inc.	928	55,170
Watsco, Inc.	709	53,104
US Airways Group, Inc.*	3,917	52,880
Avis Budget Group, Inc.*	2,557	50,680
USG Corp.*,1	1,785	50,105
Belden, Inc.	1,097	49,354
Actuant Corp. — Class A	1,752	48,898
Chart Industries, Inc.*	719	47,936
Esterline Technologies Corp.*	735	46,753
Moog, Inc. — Class A*	1,091	44,764
EnerSys, Inc.*	1,157	43,538
Applied Industrial Technologies, Inc.	1,014	42,598
Geo Group, Inc.	1,483	41,820
Tetra Tech, Inc.*	1,532	40,521
Deluxe Corp.	1,230	39,655
Brady Corp. — Class A	1,181	39,445
Advisory Board Co.*	828	38,743
Corporate Executive Board Co.	809	38,395
Healthcare Services Group, Inc.	1,620	37,633
Beacon Roofing Supply, Inc.*	1,128	37,540
Curtiss-Wright Corp.	1,130	37,098
Franklin Electric Company, Inc.	560	34,815
FTI Consulting, Inc.*	1,014	33,462
HNI Corp.	1,101	33,095
MasTec, Inc.*	1,320	32,907
Brink's Co.	1,143	32,610
JetBlue Airways Corp.*	5,633	32,164
Simpson Manufacturing Company, Inc.	963	31,577
Granite Construction, Inc.	927	31,166
Acacia Research Corp.*	1,203	30,857
United Stationers, Inc.	979	30,338
Hub Group, Inc. — Class A*	899	30,205
Herman Miller, Inc.	1,405	30,095
Barnes Group, Inc.	1,311	29,445
Watts Water Technologies, Inc. — Class A	677	29,104
Mine Safety Appliances Co.	667	28,488
Atlas Air Worldwide Holdings, Inc.*	634	28,093
RBC Bearings, Inc.*	538	26,938
Allegiant Travel Co. — Class A	364	26,721
Amerco, Inc.	205	25,996
ABM Industries, Inc.	1,293	25,795
TAL International Group, Inc.	706	25,684
UniFirst Corp.	348	25,515
Seaboard Corp.	10	25,299
Titan International, Inc.[1]	1,147	24,914
Briggs & Stratton Corp.[1]	1,177	24,811
Forward Air Corp.	704	24,647
Lindsay Corp.	304	24,356
Mueller Industries, Inc.	486	24,315
ESCO Technologies, Inc.	648	24,242
Kaman Corp.	638	23,478
Steelcase, Inc. — Class A	1,837	23,403
AZZ, Inc.	604	23,211
II-VI, Inc.*	1,268	23,166
Werner Enterprises, Inc.	1,068	23,144
Raven Industries, Inc.	874	23,039

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 59.2% (continued)
Industrials - 9.3% (continued)
Interface, Inc. — Class A	1,411	$22,689
Trimas Corp.*	775	21,669
DigitalGlobe, Inc.*	869	21,238
Mueller Water Products, Inc. — Class A	3,777	21,189
Aegion Corp. — Class A*	949	21,058
On Assignment, Inc.*	1,032	20,928
Knight Transportation, Inc.	1,398	20,453
EnPro Industries, Inc.*	500	20,450
Generac Holdings, Inc.	593	20,346
ACCO Brands Corp.*	2,725	20,002
Tennant Co.	455	19,997
Orbital Sciences Corp.*	1,425	19,622
Mobile Mini, Inc.*	919	19,143
Blount International, Inc.*	1,176	18,604
Huron Consulting Group, Inc.*	550	18,530
Kaydon Corp.	772	18,474
Korn/Ferry International*	1,148	18,207
Quanex Building Products Corp.	891	18,185
Cubic Corp.	379	18,181
AAR Corp.	970	18,120
Team, Inc.*	476	18,107
Universal Forest Products, Inc.	473	17,993
Exponent, Inc.*	321	17,921
Knoll, Inc.	1,157	17,772
Spirit Airlines, Inc.*	1,002	17,755
Aircastle Ltd.	1,414	17,732
Insperity, Inc.	543	17,680
Swift Transportation Co. — Class A*	1,904	17,364
McGrath RentCorp	592	17,180
CIRCOR International, Inc.	420	16,628
Rush Enterprises, Inc. — Class A*	803	16,598
Apogee Enterprises, Inc.	687	16,467
Astec Industries, Inc.	483	16,098
Dycom Industries, Inc.*	810	16,038
Standex International Corp.	304	15,592
G&K Services, Inc. — Class A	453	15,470
TrueBlue, Inc.*	978	15,404
SkyWest, Inc.	1,230	15,326
Sauer-Danfoss, Inc.	285	15,210
Heartland Express, Inc.	1,161	15,174
Albany International Corp. — Class A	666	15,105
Wabash National Corp.*	1,647	14,774
Rexnord Corp.*	690	14,697
Cascade Corp.	225	14,468
Altra Holdings, Inc.	653	14,399
Sykes Enterprises, Inc.*	940	14,307
Navigant Consulting, Inc.*	1,245	13,894
American Science & Engineering, Inc.	208	13,564
Trex Company, Inc.*	357	13,291
Viad Corp.	487	13,227
GenCorp, Inc.*	1,444	13,213
Hyster-Yale Materials Handling, Inc.	268	13,078
Sun Hydraulics Corp.	499	13,014
Great Lakes Dredge & Dock Corp.	1,424	12,716
Nortek, Inc.*	190	12,588
Griffon Corp.	1,098	12,583
John Bean Technologies Corp.	697	12,386
Quad/Graphics, Inc.[1]	602	12,275
Resources Connection, Inc.	1,027	12,262
Encore Wire Corp.	396	12,003
Taser International, Inc.*	1,335	11,935
Tutor Perini Corp.*	860	11,782
Gibraltar Industries, Inc.*	734	11,685
Layne Christensen Co.*	475	11,528
Federal Signal Corp.*	1,499	11,407
GeoEye, Inc.*	368	11,309
ICF International, Inc.*	477	11,181
Meritor, Inc.*	2,328	11,011
Gorman-Rupp Co.	368	10,977
Comfort Systems USA, Inc.	897	10,908
MYR Group, Inc.*	490	10,903
Primoris Services Corp.	724	10,889
DXP Enterprises, Inc.*	216	10,599
Textainer Group Holdings Ltd.	335	10,539
InnerWorkings, Inc.*	764	10,528
H&E Equipment Services, Inc.	690	10,398
US Ecology, Inc.	437	10,287
Kelly Services, Inc. — Class A	642	10,105
Titan Machinery, Inc.*	404	9,979
Kforce, Inc.	693	9,931
Ennis, Inc.	635	9,823
AAON, Inc.	452	9,433
LB Foster Co. — Class A	217	9,426
Mistras Group, Inc.*	373	9,209
Kimball International, Inc. — Class B	782	9,079
Powell Industries, Inc.*	218	9,054
Aerovironment, Inc.*	414	9,000
Greenbrier Companies, Inc.*	552	8,926
Saia, Inc.*	386	8,924
Celadon Group, Inc.	480	8,674
Standard Parking Corp.*	380	8,356
National Presto Industries, Inc.	117	8,085
Hawaiian Holdings, Inc.*	1,228	8,068
Thermon Group Holdings, Inc.*	354	7,976
Multi-Color Corp.	330	7,917
Columbus McKinnon Corp.*	465	7,682
Douglas Dynamics, Inc.	532	7,655
KEYW Holding Corp.*	598	7,589
XPO Logistics, Inc.*	430	7,473
GP Strategies Corp.*	361	7,455
Kadant, Inc.*	278	7,370
American Railcar Industries, Inc.	223	7,076
Global Power Equipment Group, Inc.	410	7,032
Marten Transport Ltd.	378	6,951
EnerNOC, Inc.*	591	6,944
CAI International, Inc.*	308	6,761
Republic Airways Holdings, Inc.*	1,166	6,623
Astronics Corp.*	289	6,612
Consolidated Graphics, Inc.*	188	6,565

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 59.2% (continued)
Industrials - 9.3% (continued)
Heidrick & Struggles International, Inc.	430	$6,562
Aceto Corp.	648	6,506
Echo Global Logistics, Inc.*	361	6,487
American Woodmark Corp.*	232	6,454
FreightCar America, Inc.	287	6,435
Capstone Turbine Corp.*,1	7,193	6,402
Barrett Business Services, Inc.	166	6,323
NCI Building Systems, Inc.*	438	6,088
Builders FirstSource, Inc.*	1,081	6,032
EnergySolutions, Inc.*	1,915	5,975
Arkansas Best Corp.	618	5,902
Lydall, Inc.*	408	5,851
CDI Corp.	332	5,687
Roadrunner Transportation Systems, Inc.*	311	5,642
Wesco Aircraft Holdings, Inc.*	423	5,588
CBIZ, Inc.*,1	913	5,396
Zipcar, Inc.*	652	5,372
Alamo Group, Inc.	164	5,353
Houston Wire & Cable Co.	433	5,313
Northwest Pipe Co.*	222	5,297
Insteel Industries, Inc.	424	5,292
Odyssey Marine Exploration, Inc.*	1,766	5,245
Air Transport Services Group, Inc.*	1,282	5,141
Michael Baker Corp.	205	5,111
CRA International, Inc.*	252	4,982
SeaCube Container Leasing Ltd.	263	4,958
Commercial Vehicle Group, Inc.*	590	4,844
Kratos Defense & Security Solutions, Inc.*	962	4,839
Furmanite Corp.*	895	4,806
Orion Marine Group, Inc.*	654	4,781
Ameresco, Inc. — Class A*	485	4,758
Swisher Hygiene, Inc.*	2,717	4,755
Pendrell Corp.*	3,734	4,742
Graham Corp.	243	4,739
Proto Labs, Inc.*	118	4,652
RPX Corp.*	508	4,592
Dynamic Materials Corp.	328	4,559
PMFG, Inc.*	497	4,518
Park-Ohio Holdings Corp.*	205	4,369
Franklin Covey Co.*	332	4,283
Argan, Inc.	237	4,266
Patriot Transportation Holding, Inc.*	149	4,236
LMI Aerospace, Inc.*	215	4,158
Miller Industries, Inc.	269	4,102
Flow International Corp.*	1,151	4,029
Ampco-Pittsburgh Corp.	201	4,016
Casella Waste Systems, Inc. — Class A*	903	3,955
Pike Electric Corp.	410	3,916
TMS International Corp. — Class A*	312	3,906
Sterling Construction Company, Inc.*	390	3,877
NN, Inc.*	413	3,783
Schawk, Inc. — Class A	282	3,711
Accuride Corp.*	1,142	3,666
Hudson Global, Inc.*	806	3,611
Energy Recovery, Inc.*	1,061	3,607
Preformed Line Products Co.	60	3,565
Cenveo, Inc.*	1,300	3,510
Twin Disc, Inc.	201	3,503
Hurco Companies, Inc.*	151	3,473
Met-Pro Corp.	351	3,401
Acorn Energy, Inc.	430	3,358
FuelCell Energy, Inc.*,1	3,645	3,342
LSI Industries, Inc.	471	3,302
Pacer International, Inc.*	844	3,292
Quality Distribution, Inc.*	511	3,066
WageWorks, Inc.*	170	3,026
Dolan Co.*	734	2,855
Rand Logistics, Inc.*	430	2,795
Hardinge, Inc.	280	2,783
Heritage-Crystal Clean, Inc.*	184	2,762
Genco Shipping & Trading Ltd.*,1	757	2,642
Vicor Corp.*	475	2,575
Courier Corp.	232	2,552
Edgen Group, Inc. — Class A*	360	2,542
American Superconductor Corp.*	944	2,473
AT Cross Co. — Class A*	229	2,469
VSE Corp.	100	2,451
Universal Truckload Services, Inc.	133	2,427
Eastern Co.	150	2,373
API Technologies Corp.*	780	2,293
ARC Document Solutions, Inc.*	885	2,266
International Shipholding Corp.	131	2,159
TRC Companies, Inc.*	370	2,153
PGT, Inc.*	470	2,115
Intersections, Inc.	219	2,076
Hill International, Inc.*	553	2,024
Coleman Cable, Inc.	212	1,965
Metalico, Inc.*	962	1,886
Willis Lease Finance Corp.*	130	1,860
NL Industries, Inc.	154	1,763
CECO Environmental Corp.	170	1,692
BlueLinx Holdings, Inc.*	580	1,630
CPI Aerostructures, Inc.*	160	1,602
Patrick Industries, Inc.*	100	1,556
Astronics Corp. — Class B*	58	1,259
Sypris Solutions, Inc.	250	990
SIFCO Industries, Inc.	60	945
Omega Flex, Inc.	67	828
Enphase Energy, Inc.*	190	694
Compx International, Inc.	31	432
Total Industrials		4,487,649
Consumer Discretionary - 8.4%
Warnaco Group, Inc.*	987	70,640
Brunswick Corp.	2,157	62,747
Domino's Pizza, Inc.	1,394	60,708
Six Flags Entertainment Corp.	959	58,690
Dana Holding Corp.	3,561	55,587
Sotheby's	1,633	54,901
Tenneco, Inc.*	1,468	51,541
Life Time Fitness, Inc.*	1,034	50,883
HSN, Inc.	912	50,233
Rent-A-Center, Inc.	1,429	49,101

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 59.2% (continued)
Consumer Discretionary - 8.4% (continued)
Pool Corp.	1,146	$48,499
Wolverine World Wide, Inc.	1,178	48,274
Vail Resorts, Inc.	873	47,221
Cabela's, Inc.*	1,121	46,803
Pier 1 Imports, Inc.	2,339	46,779
Cheesecake Factory, Inc.	1,306	42,731
Vitamin Shoppe, Inc.*	714	40,955
Steven Madden Ltd.*	944	39,903
ANN, Inc.*	1,172	39,661
Ryland Group, Inc.	1,079	39,384
Coinstar, Inc.*,1	756	39,320
Men's Wearhouse, Inc.	1,227	38,233
Cooper Tire & Rubber Co.	1,507	38,218
Iconix Brand Group, Inc.*	1,710	38,167
Select Comfort Corp.*	1,365	35,722
Lumber Liquidators Holdings, Inc.*,1	666	35,184
Ryman Hospitality Properties	900	34,627
Group 1 Automotive, Inc.	554	34,343
MDC Holdings, Inc.	917	33,709
Hibbett Sports, Inc.*	639	33,675
Lions Gate Entertainment Corp.*	2,048	33,587
Fifth & Pacific Companies, Inc.*	2,618	32,594
Express, Inc.*	2,159	32,579
Genesco, Inc.*	587	32,285
Buffalo Wild Wings, Inc.*	443	32,259
Live Nation Entertainment, Inc.*	3,380	31,468
Crocs, Inc.*	2,163	31,126
Penske Automotive Group, Inc.	1,027	30,902
Jack in the Box, Inc.*	1,067	30,516
Meredith Corp.[1]	878	30,248
Hillenbrand, Inc.	1,331	30,094
Arbitron, Inc.	640	29,875
Buckle, Inc.[1]	668	29,820
Cracker Barrel Old Country Store, Inc.	459	29,495
KB Home[1]	1,856	29,325
Jos. A. Bank Clothiers, Inc.*	674	28,699
Bob Evans Farms, Inc.	706	28,381
New York Times Co. — Class A*	3,278	27,962
Saks, Inc.*,1	2,648	27,830
Meritage Homes Corp.*	738	27,564
Orient-Express Hotels Ltd. — Class A*	2,333	27,273
Marriott Vacations Worldwide Corp.*	640	26,669
Monro Muffler Brake, Inc.[1]	745	26,053
Children's Place Retail Stores, Inc.*	584	25,865
Shutterfly, Inc.*	859	25,659
Helen of Troy Ltd.*	767	25,610
Aeropostale, Inc.*	1,962	25,526
Texas Roadhouse, Inc. — Class A	1,509	25,351
Valassis Communications, Inc.[1]	960	24,749
DineEquity, Inc.*	367	24,589
Papa John's International, Inc.*	436	23,954
Pinnacle Entertainment, Inc.*	1,508	23,872
Regis Corp.	1,388	23,485
WMS Industries, Inc.*	1,330	23,275
Finish Line, Inc. — Class A	1,229	23,265
Grand Canyon Education, Inc.*	959	22,507
Office Depot, Inc.*	6,846	22,455
Jones Group, Inc.	1,980	21,899
Matthews International Corp. — Class A	677	21,732
Francesca's Holdings Corp.*,1	837	21,729
Asbury Automotive Group, Inc.*	673	21,556
Sturm Ruger & Company, Inc.[1]	466	21,156
Ascent Capital Group, Inc. — Class A*	339	20,998
Churchill Downs, Inc.	314	20,865
Ameristar Casinos, Inc.	790	20,730
Dorman Products, Inc.	586	20,709
Standard Pacific Corp.*,1	2,787	20,484
OfficeMax, Inc.	2,086	20,359
Sonic Automotive, Inc. — Class A	970	20,263
BJ's Restaurants, Inc.*	592	19,477
Lithia Motors, Inc. — Class A	520	19,458
SHFL Entertainment, Inc.*	1,326	19,227
National CineMedia, Inc.	1,353	19,118
Brown Shoe Company, Inc.	1,038	19,068
International Speedway Corp. — Class A	672	18,561
Scholastic Corp.	622	18,386
Stage Stores, Inc.	738	18,288
Interval Leisure Group, Inc.	931	18,052
American Axle & Manufacturing Holdings, Inc.*	1,608	18,010
Cato Corp. — Class A	656	17,994
Steiner Leisure Ltd.*	371	17,878
La-Z-Boy, Inc.	1,243	17,587
Belo Corp. — Class A	2,257	17,312
Skechers U.S.A., Inc. — Class A*	914	16,909
Hovnanian Enterprises, Inc. — Class A*,1	2,403	16,821
Strayer Education, Inc.	286	16,065
Columbia Sportswear Co.[1]	298	15,901
True Religion Apparel, Inc.	625	15,888
American Public Education, Inc.*,1	436	15,744
Oxford Industries, Inc.	337	15,623
AFC Enterprises, Inc.*	589	15,391
Sinclair Broadcast Group, Inc. — Class A	1,216	15,346
Sonic Corp.*	1,464	15,240
Drew Industries, Inc.	469	15,125
Ethan Allen Interiors, Inc.	580	14,912
CEC Entertainment, Inc.	440	14,604
Stewart Enterprises, Inc. — Class A	1,799	13,744
G-III Apparel Group Ltd.*	401	13,726
M/I Homes, Inc.*	513	13,595
Krispy Kreme Doughnuts, Inc.*	1,433	13,442
Quiksilver, Inc.*	3,151	13,392
Core-Mark Holding Company, Inc.	280	13,258
Smith & Wesson Holding Corp.*	1,562	13,183
Movado Group, Inc.	429	13,162
K12, Inc.*	642	13,122

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 59.2% (continued)
Consumer Discretionary - 8.4% (continued)
American Greetings Corp. — Class A1	760	$12,836
Pep Boys-Manny Moe & Jack	1,273	12,514
Biglari Holdings, Inc.*	32	12,481
Red Robin Gourmet Burgers, Inc.*	352	12,422
iRobot Corp.*	662	12,406
Vera Bradley, Inc.*,1	484	12,148
Winnebago Industries, Inc.*	707	12,111
Ruby Tuesday, Inc.*	1,536	12,073
Scientific Games Corp. — Class A*	1,367	11,852
Fred's, Inc. — Class A	888	11,819
Conn's, Inc.*	380	11,658
Blue Nile, Inc.*	300	11,551
Superior Industries International, Inc.	555	11,322
Denny's Corp.*	2,314	11,292
Maidenform Brands, Inc.*	563	10,973
Tumi Holdings, Inc.*	520	10,842
Standard Motor Products, Inc.	477	10,599
rue21, Inc.*	372	10,561
LeapFrog Enterprises, Inc. — Class A*	1,220	10,529
Barnes & Noble, Inc.*,1	688	10,382
Zumiez, Inc.*	530	10,287
Arctic Cat, Inc.*	308	10,284
Callaway Golf Co.	1,563	10,160
Beazer Homes USA, Inc.*	596	10,066
Hot Topic, Inc.	1,016	9,804
Multimedia Games Holding Company, Inc.*	664	9,767
Libbey, Inc.*	491	9,501
Gentherm, Inc.*	709	9,430
Modine Manufacturing Co.*	1,124	9,138
Boyd Gaming Corp.*,1	1,344	8,924
Capella Education Co.*	308	8,695
Cavco Industries, Inc.*	168	8,397
Caribou Coffee Company, Inc.*	504	8,160
NACCO Industries, Inc. — Class A	134	8,132
EW Scripps Co. — Class A*	723	7,816
America's Car-Mart, Inc.*	189	7,658
Haverty Furniture Companies, Inc.	467	7,617
Digital Generation, Inc.*	666	7,233
Universal Electronics, Inc.*	364	7,044
Shoe Carnival, Inc.	343	7,028
MDC Partners, Inc. — Class A	617	6,972
Destination Maternity Corp.	323	6,964
JAKKS Pacific, Inc.	535	6,698
Mattress Firm Holding Corp.*	269	6,599
Exide Technologies*	1,890	6,464
Carmike Cinemas, Inc.*	430	6,450
Bravo Brio Restaurant Group, Inc.*	476	6,393
Tuesday Morning Corp.*	1,011	6,319
Harte-Hanks, Inc.	1,069	6,307
Ruth's Hospitality Group, Inc.*	846	6,150
Caesars Entertainment Corp.*	887	6,138
Fiesta Restaurant Group, Inc.*	394	6,036
Wet Seal, Inc. — Class A*	2,183	6,025
Town Sports International Holdings, Inc.	560	5,964
Marcus Corp.	473	5,898
Fisher Communications, Inc.	212	5,722
Perry Ellis International, Inc.	286	5,691
Journal Communications, Inc. — Class A*	1,040	5,626
NutriSystem, Inc.	685	5,610
LIN TV Corp. — Class A*	734	5,527
PetMed Express, Inc.	494	5,483
Central European Media Enterprises Ltd. — Class A*	887	5,437
Big 5 Sporting Goods Corp.	403	5,279
Universal Technical Institute, Inc.	520	5,221
Fuel Systems Solutions, Inc.*	354	5,204
World Wrestling Entertainment, Inc. — Class A	652	5,144
CSS Industries, Inc.	235	5,144
RadioShack Corp.[1]	2,400	5,088
Speedway Motorsports, Inc.	284	5,067
Stein Mart, Inc.	663	4,999
Citi Trends, Inc.*	362	4,981
Corinthian Colleges, Inc.*,1	1,883	4,595
McClatchy Co. — Class A*,1	1,394	4,558
Carriage Services, Inc. — Class A	380	4,511
Zagg, Inc.*	612	4,504
Unifi, Inc.*	340	4,424
Career Education Corp.*	1,250	4,400
MarineMax, Inc.*	490	4,381
Bridgepoint Education, Inc.*,1	421	4,336
Rentrak Corp.*	222	4,327
Casual Male Retail Group, Inc.*	1,012	4,250
Black Diamond, Inc.*	503	4,125
Entercom Communications Corp. — Class A*	586	4,090
Overstock.com, Inc.*	284	4,064
Spartan Motors, Inc.	812	4,003
Cumulus Media, Inc. — Class A*	1,488	3,973
Blyth, Inc.[1]	252	3,919
West Marine, Inc.*	363	3,902
Body Central Corp.*	388	3,864
Weyco Group, Inc.	165	3,854
Saga Communications, Inc. — Class A	82	3,813
Hooker Furniture Corp.	260	3,778
Bon-Ton Stores, Inc.	305	3,697
Jamba, Inc.*	1,625	3,640
Federal-Mogul Corp.*	450	3,609
Mac-Gray Corp.	287	3,602
Vitacost.com, Inc.*	530	3,593
bebe stores, Inc.	893	3,563
Steinway Musical Instruments, Inc.*	168	3,553
Stoneridge, Inc.*	674	3,451
Kirkland's, Inc.*	322	3,410
Bassett Furniture Industries, Inc.	270	3,367
Winmark Corp.	59	3,363
Bluegreen Corp.*	350	3,283
Luby's, Inc.*	486	3,251
Culp, Inc.	210	3,152
ReachLocal, Inc.*	244	3,150

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 59.2% (continued)
Consumer Discretionary - 8.4% (continued)
Skullcandy, Inc.*	393	$3,061
Lincoln Educational Services Corp.	547	3,058
Gordmans Stores, Inc.*	201	3,019
Tilly's, Inc. — Class A*	220	2,968
VOXX International Corp. — Class A*	440	2,961
Global Sources Ltd.*	455	2,948
Morgans Hotel Group Co.*	531	2,942
Nexstar Broadcasting Group, Inc. — Class A*	277	2,933
RG Barry Corp.	206	2,919
Education Management Corp.*	644	2,821
Isle of Capri Casinos, Inc.*	502	2,811
Cherokee, Inc.	202	2,769
Outdoor Channel Holdings, Inc.	361	2,744
Johnson Outdoors, Inc. — Class A*	134	2,669
Red Lion Hotels Corp.*	335	2,643
hhgregg, Inc.*,1	374	2,625
Sealy Corp.*	1,205	2,615
Systemax, Inc.	264	2,548
New York & Company, Inc.*	655	2,496
Lifetime Brands, Inc.	231	2,451
Reading International, Inc. — Class A*	400	2,404
Delta Apparel, Inc.*	169	2,363
Flexsteel Industries, Inc.	110	2,360
Monarch Casino & Resort, Inc.*	215	2,346
1-800-Flowers.com, Inc. — Class A*	633	2,323
MTR Gaming Group, Inc.*	540	2,252
Carrols Restaurant Group, Inc.*	364	2,177
K-Swiss, Inc. — Class A*	635	2,134
Ignite Restaurant Group, Inc.*	160	2,080
Entravision Communications Corp. — Class A	1,220	2,025
Nathan's Famous, Inc.*	60	2,022
Daily Journal Corp.*	20	1,851
Einstein Noah Restaurant Group, Inc.	150	1,832
Premier Exhibitions, Inc.*	620	1,680
Geeknet, Inc.*	104	1,674
Martha Stewart Living Omnimedia — Class A*	674	1,651
Crown Media Holdings, Inc. — Class A*	829	1,534
Orbitz Worldwide, Inc.*	554	1,507
Frisch's Restaurants, Inc.	80	1,480
Shiloh Industries, Inc.	140	1,442
Marine Products Corp.	246	1,407
Salem Communications Corp. — Class A	240	1,310
Collectors Universe, Inc.	130	1,304
Tower International, Inc.*	136	1,095
National American University Holdings, Inc.	246	947
US Auto Parts Network, Inc.*	351	642
CafePress, Inc.*	110	635
Perfumania Holdings, Inc.*	120	590
Beasley Broadcasting Group, Inc. — Class A	110	538
Orchard Supply Hardware Stores Corp. — Class A*	50	371
Value Line, Inc.	33	296
Total Consumer Discretionary		4,060,034
Health Care - 7.2%
Pharmacyclics, Inc.*	1,314	76,080
Cubist Pharmaceuticals, Inc.*	1,527	64,225
athenahealth, Inc.*	859	63,093
Alkermes plc*	2,946	54,559
HMS Holdings Corp.*	2,071	53,679
Cepheid, Inc.*	1,584	53,554
Jazz Pharmaceuticals plc*	1,000	53,199
Seattle Genetics, Inc.*,1	2,293	53,197
Centene Corp.*	1,238	50,759
WellCare Health Plans, Inc.*	1,041	50,686
Haemonetics Corp.*	1,228	50,153
HealthSouth Corp.*	2,308	48,722
STERIS Corp.	1,397	48,517
Align Technology, Inc.*	1,729	47,980
Arena Pharmaceuticals, Inc.*,1	5,231	47,183
West Pharmaceutical Services, Inc.	812	44,457
Owens & Minor, Inc.	1,536	43,791
PAREXEL International Corp.*	1,444	42,729
ViroPharma, Inc.*	1,681	38,260
PSS World Medical, Inc.*	1,219	35,205
Cyberonics, Inc.*	660	34,670
Questcor Pharmaceuticals, Inc.[1]	1,295	34,602
Air Methods Corp.	918	33,865
MWI Veterinary Supply, Inc.*	307	33,770
Impax Laboratories, Inc.*	1,612	33,030
Theravance, Inc.*	1,465	32,626
Vivus, Inc.*,1	2,403	32,248
Magellan Health Services, Inc.*	658	32,242
Medicines Co.*	1,333	31,952
Chemed Corp.	459	31,483
Volcano Corp.*	1,283	30,292
HeartWare International, Inc.*	341	28,627
Neogen Corp.*	570	25,832
Immunogen, Inc.*,1	2,014	25,679
Isis Pharmaceuticals, Inc.*,1	2,419	25,303
Masimo Corp.	1,200	25,212
Insulet Corp.*	1,155	24,509
Acorda Therapeutics, Inc.*	970	24,114
PDL BioPharma, Inc.[1]	3,377	23,808
MedAssets, Inc.*	1,407	23,595
ArthroCare Corp.*	665	23,002
Amsurg Corp. — Class A*	760	22,808
DexCom, Inc.*	1,655	22,525
Hanger, Inc.*	820	22,435
Analogic Corp.	300	22,290
Auxilium Pharmaceuticals, Inc.*	1,168	21,643
Medidata Solutions, Inc.*	537	21,045
Nektar Therapeutics*	2,762	20,466
Infinity Pharmaceuticals, Inc.*	581	20,335
Alnylam Pharmaceuticals, Inc.*	1,114	20,331

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 59.2% (continued)
Health Care - 7.2% (continued)
Sunrise Senior Living, Inc.*	1,404	$20,190
Exelixis, Inc.*,1	4,413	20,167
Ironwood Pharmaceuticals, Inc. — Class A*	1,808	20,051
Meridian Bioscience, Inc.	990	20,048
Wright Medical Group, Inc.*	946	19,857
Team Health Holdings, Inc.*	687	19,765
Dendreon Corp.*,1	3,710	19,589
Molina Healthcare, Inc.*	719	19,456
Abaxis, Inc.	523	19,403
CONMED Corp.	682	19,062
Endologix, Inc.*	1,330	18,939
NPS Pharmaceuticals, Inc.*	2,076	18,892
Emeritus Corp.*	745	18,416
Integra LifeSciences Holdings Corp.*	471	18,355
Akorn, Inc.*	1,372	18,330
ICU Medical, Inc.*	298	18,157
Orthofix International N.V.*	451	17,738
Luminex Corp.*	1,007	16,877
Bio-Reference Labs, Inc.*	588	16,870
Quality Systems, Inc.	956	16,596
Affymax, Inc.*	872	16,568
Exact Sciences Corp.*	1,537	16,277
Spectrum Pharmaceuticals, Inc.[1]	1,437	16,080
NuVasive, Inc.*	1,037	16,032
Conceptus, Inc.*	758	15,926
IPC The Hospitalist Company, Inc.*	401	15,924
Accretive Health, Inc.*	1,356	15,675
Cantel Medical Corp.	514	15,281
InterMune, Inc.*	1,575	15,262
Aegerion Pharmaceuticals, Inc.*	599	15,209
Halozyme Therapeutics, Inc.*	2,162	14,507
Santarus, Inc.*	1,321	14,505
Merit Medical Systems, Inc.*	1,017	14,136
Kindred Healthcare, Inc.*	1,273	13,774
Landauer, Inc.	223	13,650
NxStage Medical, Inc.*	1,191	13,399
Rigel Pharmaceuticals, Inc.*	2,057	13,371
Momenta Pharmaceuticals, Inc.*	1,129	13,300
Computer Programs & Systems, Inc.	264	13,290
Greatbatch, Inc.*	568	13,200
Sequenom, Inc.*,1	2,760	13,027
Acadia Healthcare Company, Inc.*	550	12,832
Capital Senior Living Corp.*	680	12,709
Quidel Corp.*	675	12,602
Invacare Corp.	769	12,535
Opko Health, Inc.*,1	2,578	12,400
Spectranetics Corp.*	822	12,141
Dynavax Technologies Corp.*,1	4,227	12,089
Omnicell, Inc.*	810	12,045
Neurocrine Biosciences, Inc.*	1,599	11,961
National Healthcare Corp.	249	11,708
Synageva BioPharma Corp.*	250	11,573
Achillion Pharmaceuticals, Inc.*	1,435	11,509
HealthStream, Inc.*	472	11,474
BioScrip, Inc.*	1,055	11,362
Lexicon Pharmaceuticals, Inc.*	5,100	11,322
AMN Healthcare Services, Inc.*	980	11,319
Ensign Group, Inc.	416	11,311
MAKO Surgical Corp.*	871	11,210
Accuray, Inc.*	1,717	11,040
ABIOMED, Inc.*,1	802	10,795
MAP Pharmaceuticals, Inc.*	683	10,730
Genomic Health, Inc.*	387	10,550
Idenix Pharmaceuticals, Inc.*	2,173	10,539
Optimer Pharmaceuticals, Inc.*	1,130	10,227
PharMerica Corp.*	713	10,153
Emergent Biosolutions, Inc.*	624	10,009
ExamWorks Group, Inc.*	707	9,891
Antares Pharma, Inc.*,1	2,577	9,818
Celldex Therapeutics, Inc.*	1,419	9,521
Vanguard Health Systems, Inc.*	767	9,396
OraSure Technologies, Inc.*	1,303	9,356
Symmetry Medical, Inc.*	880	9,258
Hi-Tech Pharmacal Company, Inc.	259	9,060
Ligand Pharmaceuticals, Inc. — Class B*	421	8,732
Healthways, Inc.*	808	8,646
Triple-S Management Corp. — Class B*	468	8,644
AVANIR Pharmaceuticals, Inc. — Class A*,1	3,269	8,597
Fluidigm Corp.*	581	8,314
Depomed, Inc.*	1,341	8,301
Dyax Corp.*	2,383	8,293
Cambrex Corp.*	719	8,182
LHC Group, Inc.*	384	8,179
Amedisys, Inc.*	723	8,148
Synta Pharmaceuticals Corp.*,1	895	8,073
XenoPort, Inc.*	1,032	8,019
Array BioPharma, Inc.*	2,145	7,979
Select Medical Holdings Corp.	843	7,949
Natus Medical, Inc.*	706	7,893
Pacira Pharmaceuticals, Inc.*	449	7,844
US Physical Therapy, Inc.	283	7,794
Universal American Corp.	904	7,765
Orexigen Therapeutics, Inc.*,1	1,452	7,652
Sangamo Biosciences, Inc.*	1,271	7,639
AMAG Pharmaceuticals, Inc.*	517	7,605
AVEO Pharmaceuticals, Inc.*	933	7,511
Gentiva Health Services, Inc.*	729	7,326
Atrion Corp.	36	7,056
Cadence Pharmaceuticals, Inc.*	1,447	6,931
Raptor Pharmaceutical Corp.*	1,178	6,891
SurModics, Inc.*	304	6,797
Corvel Corp.*	150	6,725
ZIOPHARM Oncology, Inc.*	1,602	6,664
Navidea Biopharmaceuticals, Inc.*,1	2,330	6,594
Curis, Inc.*	1,902	6,524
Astex Pharmaceuticals*	2,241	6,521
AngioDynamics, Inc.*	588	6,462
Repros Therapeutics, Inc.*	410	6,458
Endocyte, Inc.*	709	6,367
MannKind Corp.*	2,722	6,288
Vascular Solutions, Inc.*	390	6,162

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 59.2% (continued)
Health Care - 7.2% (continued)
Obagi Medical Products, Inc.*	452	$6,143
Tornier N.V.*	364	6,112
SciClone Pharmaceuticals, Inc.*	1,373	5,918
RTI Biologics, Inc.*	1,342	5,730
Cynosure, Inc. — Class A*	230	5,545
Affymetrix, Inc.*	1,701	5,392
Providence Service Corp.*	316	5,369
Vical, Inc.*	1,835	5,340
Staar Surgical Co.*	873	5,325
Novavax, Inc.*,1	2,798	5,288
Young Innovations, Inc.	134	5,281
Clovis Oncology, Inc.*	328	5,248
Synergy Pharmaceuticals, Inc.*	990	5,207
Five Star Quality Care, Inc.*	1,021	5,115
Cardiovascular Systems, Inc.*	404	5,070
XOMA Corp.*,1	1,960	4,694
Repligen Corp.*	740	4,655
PhotoMedex, Inc.*,1	320	4,643
OncoGenex Pharmaceutical, Inc.*	353	4,631
Immunomedics, Inc.*	1,586	4,631
Threshold Pharmaceuticals, Inc.*,1	1,080	4,547
Assisted Living Concepts, Inc. — Class A	465	4,534
Geron Corp.*	3,189	4,496
Enzon Pharmaceuticals, Inc.	1,015	4,496
Keryx Biopharmaceuticals, Inc.*,1	1,716	4,496
Solta Medical, Inc.*	1,654	4,416
Unilife Corp.*,1	1,934	4,390
Palomar Medical Technologies, Inc.*	466	4,292
Vocera Communications, Inc.*	170	4,267
Cerus Corp.*	1,309	4,136
CryoLife, Inc.	660	4,112
Rockwell Medical Technologies, Inc.*	507	4,081
Almost Family, Inc.	201	4,072
Epocrates, Inc.*	452	3,987
Arqule, Inc.*	1,418	3,956
NewLink Genetics Corp.*	310	3,875
Cytori Therapeutics, Inc.*	1,313	3,703
Sagent Pharmaceuticals, Inc.*	230	3,701
Osiris Therapeutics, Inc.*	402	3,610
Exactech, Inc.*	211	3,576
Merge Healthcare, Inc.*	1,428	3,527
Furiex Pharmaceuticals, Inc.*	182	3,505
National Research Corp.	63	3,415
Pozen, Inc.*	644	3,226
Omeros Corp.*	620	3,218
Cross Country Healthcare, Inc.*	657	3,154
Skilled Healthcare Group, Inc. — Class A*	466	2,968
Chindex International, Inc.*	280	2,940
Greenway Medical Technologies*	188	2,888
Utah Medical Products, Inc.	80	2,884
Targacept, Inc.*	657	2,878
Trius Therapeutics, Inc.*	601	2,873
Anika Therapeutics, Inc.*	280	2,783
Hansen Medical, Inc.*	1,319	2,744
Sunesis Pharmaceuticals, Inc.*	645	2,709
GTx, Inc.*	640	2,688
Oncothyreon, Inc.*	1,375	2,640
Rochester Medical Corp.*	260	2,621
Harvard Bioscience, Inc.*	597	2,615
Vanda Pharmaceuticals, Inc.*	677	2,505
Pain Therapeutics, Inc.	914	2,477
Derma Sciences, Inc.*	220	2,444
AtriCure, Inc.*	351	2,422
Agenus, Inc.*	590	2,419
ImmunoCellular Therapeutics Ltd.*	1,230	2,362
Biotime, Inc.*	736	2,311
Merrimack Pharmaceuticals, Inc.*	370	2,253
Ampio Pharmaceuticals, Inc.*	622	2,233
Discovery Laboratories, Inc.*	1,050	2,216
SIGA Technologies, Inc.*,1	845	2,214
BioDelivery Sciences International, Inc.*	510	2,198
Alphatec Holdings, Inc.*	1,318	2,175
Progenics Pharmaceuticals, Inc.*	727	2,166
Anacor Pharmaceuticals, Inc.*	385	2,002
Amicus Therapeutics, Inc.*	729	1,954
Coronado Biosciences, Inc.*	430	1,939
Lannett Company, Inc.*	387	1,920
Zeltiq Aesthetics, Inc.*	413	1,912
PDI, Inc.*	240	1,824
Horizon Pharma, Inc.*	782	1,822
EnteroMedics, Inc.*	640	1,792
Biospecifics Technologies Corp.*	119	1,779
Zogenix, Inc.*	1,315	1,749
Pernix Therapeutics Holdings*	224	1,736
Corcept Therapeutics, Inc.*	1,186	1,696
BioCryst Pharmaceuticals, Inc.*	1,182	1,678
Maxygen, Inc.	667	1,641
Pacific Biosciences of California, Inc.*	898	1,527
ChemoCentryx, Inc.*	128	1,400
Codexis, Inc.*	629	1,390
Transcept Pharmaceuticals, Inc.*	305	1,357
Verastem, Inc.*	152	1,336
Sucampo Pharmaceuticals, Inc. — Class A*	266	1,303
Cumberland Pharmaceuticals, Inc.*	290	1,218
Cornerstone Therapeutics, Inc.*	210	993
Ventrus Biosciences, Inc.*	300	648
Acura Pharmaceuticals, Inc.*	288	639
Cempra, Inc.*	98	627
BG Medicine, Inc.*	264	610
Supernus Pharmaceuticals, Inc.*	80	574
Total Health Care		3,467,305
Energy - 3.6%
Dril-Quip, Inc.*	965	70,492
Energy XXI Bermuda Ltd.	1,906	61,354
Oasis Petroleum, Inc.*	1,924	61,183
Rosetta Resources, Inc.*	1,273	57,743
Kodiak Oil & Gas Corp.*	6,357	56,259
Helix Energy Solutions Group, Inc.*	2,550	52,631

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 59.2% (continued)
Energy - 3.6% (continued)
Gulfport Energy Corp.*	1,342	$51,291
Lufkin Industries, Inc.	805	46,795
Bristow Group, Inc.	860	46,148
Berry Petroleum Co. — Class A	1,258	42,206
SemGroup Corp. — Class A*	1,009	39,432
McMoRan Exploration Co.*,1	2,449	39,306
Western Refining, Inc.	1,376	38,789
Arch Coal, Inc.	5,120	37,477
Targa Resources Corp.	695	36,724
Exterran Holdings, Inc.*	1,558	34,151
Hornbeck Offshore Services, Inc.*	849	29,155
Cloud Peak Energy, Inc.*	1,469	28,396
Geospace Technologies Corp.*	308	27,372
Northern Oil and Gas, Inc.*	1,532	25,768
Key Energy Services, Inc.*	3,642	25,312
Stone Energy Corp.*	1,194	24,501
PDC Energy, Inc.*	719	23,878
Hercules Offshore, Inc.*	3,824	23,633
C&J Energy Services, Inc.*	1,079	23,134
Gulfmark Offshore, Inc. — Class A	646	22,255
ION Geophysical Corp.*	3,185	20,734
Bill Barrett Corp.*	1,161	20,654
Approach Resources, Inc.*	801	20,033
Clean Energy Fuels Corp.*,1	1,595	19,858
Carrizo Oil & Gas, Inc.*	949	19,853
Ship Finance International Ltd.	1,173	19,507
CVR Energy, Inc.*	399	19,467
Forest Oil Corp.*	2,840	19,000
Halcon Resources Corp.*	2,688	18,601
Comstock Resources, Inc.*	1,163	17,596
Newpark Resources, Inc.*	2,170	17,035
Swift Energy Co.*	1,030	15,852
EPL Oil & Gas, Inc.*	672	15,154
Rentech, Inc.	5,505	14,478
Magnum Hunter Resources Corp.*,1	3,552	14,172
TETRA Technologies, Inc.*	1,865	14,155
Crosstex Energy, Inc.	983	14,096
Rex Energy Corp.*	1,038	13,515
W&T Offshore, Inc.	837	13,417
Forum Energy Technologies, Inc.*	530	13,118
Contango Oil & Gas Co.	308	13,047
Parker Drilling Co.*	2,834	13,036
Heckmann Corp.*,1	3,221	12,981
Vaalco Energy, Inc.*	1,394	12,058
Nordic American Tankers Ltd.	1,275	11,156
Pioneer Energy Services Corp.*	1,490	10,817
PHI, Inc.*	312	10,449
Delek US Holdings, Inc.	408	10,331
Resolute Energy Corp.*	1,165	9,471
Basic Energy Services, Inc.*,1	742	8,466
Vantage Drilling Co.*	4,614	8,444
Gulf Island Fabrication, Inc.	348	8,362
Tesco Corp.*	727	8,281
Harvest Natural Resources, Inc.*	897	8,136
Quicksilver Resources, Inc.*	2,830	8,094
BPZ Resources, Inc.*,1	2,521	7,941
Matrix Service Co.*	622	7,153
GasLog Ltd.	570	7,085
PetroQuest Energy, Inc.*	1,368	6,772
Bonanza Creek Energy, Inc.*	234	6,503
Scorpio Tankers, Inc.*	905	6,435
Triangle Petroleum Corp.*	1,069	6,403
Solazyme, Inc.*	787	6,186
RigNet, Inc.*	298	6,088
Penn Virginia Corp.	1,326	5,848
Clayton Williams Energy, Inc.*	146	5,840
Goodrich Petroleum Corp.*	622	5,797
Endeavour International Corp.*	1,119	5,796
FX Energy, Inc.*	1,274	5,236
Uranium Energy Corp.*	2,043	5,230
Synergy Resources Corp.*	940	5,067
Willbros Group, Inc.*	936	5,017
Dawson Geophysical Co.*	188	4,959
Sanchez Energy Corp.*	274	4,932
Natural Gas Services Group, Inc.*	298	4,893
Warren Resources, Inc.*	1,725	4,847
Panhandle Oil and Gas, Inc. — Class A	168	4,743
Green Plains Renewable Energy, Inc.*	598	4,730
Callon Petroleum Co.*	951	4,470
Teekay Tankers Ltd. — Class A1	1,523	4,417
Abraxas Petroleum Corp.*,1	1,986	4,349
Alon USA Energy, Inc.	235	4,251
Mitcham Industries, Inc.*	304	4,144
KiOR, Inc. — Class A*,1	638	4,090
Frontline Ltd.*	1,246	4,062
Cal Dive International, Inc.*	2,315	4,005
Midstates Petroleum Company, Inc.*	580	3,996
Evolution Petroleum Corp.*	398	3,236
Isramco, Inc.*	30	3,120
Knightsbridge Tankers Ltd.	589	3,092
Bolt Technology Corp.	210	2,997
Miller Energy Resources, Inc.*	748	2,962
TGC Industries, Inc.	350	2,867
Matador Resources Co.*	345	2,829
Apco Oil and Gas International, Inc.	220	2,708
REX American Resources Corp.*	136	2,623
Westmoreland Coal Co.*	258	2,410
Amyris, Inc.*,1	725	2,262
Uranerz Energy Corp.*,1	1,592	2,213
Global Geophysical Services, Inc.*	468	1,802
Adams Resources & Energy, Inc.	50	1,754
Saratoga Resources, Inc.*	490	1,735
Gastar Exploration Ltd.*	1,419	1,717
Crimson Exploration, Inc.*	509	1,395
Emerald Oil, Inc.*	257	1,347
Hallador Energy Co.	158	1,305
ZaZa Energy Corp.*	600	1,230
Gevo, Inc.*	732	1,127
Renewable Energy Group, Inc.*	177	1,037
Forbes Energy Services Ltd.*	360	911
Ceres, Inc.*	148	672
Total Energy		1,739,445

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 59.2% (continued)
Materials - 3.1%
Eagle Materials, Inc.	1,181	$69,089
Louisiana-Pacific Corp.*	3,316	64,065
Coeur d'Alene Mines Corp.*	2,168	53,333
Chemtura Corp.*	2,375	50,494
PolyOne Corp.	2,159	44,088
Sensient Technologies Corp.	1,208	42,956
HB Fuller Co.	1,206	41,993
Olin Corp.	1,930	41,669
Hecla Mining Co.	6,881	40,116
Stillwater Mining Co.*	2,792	35,682
Georgia Gulf Corp.[1]	824	34,014
Minerals Technologies, Inc.	848	33,852
Worthington Industries, Inc.	1,263	32,826
Schweitzer-Mauduit International, Inc.	756	29,507
Kaiser Aluminum Corp.	465	28,686
Texas Industries, Inc.*	542	27,647
Buckeye Technologies, Inc.	952	27,332
SunCoke Energy, Inc.*	1,683	26,239
Graphic Packaging Holding Co.*	4,032	26,046
Resolute Forest Products*,1	1,950	25,818
Balchem Corp.	704	25,626
Innophos Holdings, Inc.	526	24,459
Stepan Co.	410	22,771
Clearwater Paper Corp.*	565	22,125
KapStone Paper and Packaging Corp.	976	21,657
American Vanguard Corp.	668	20,755
A. Schulman, Inc.	710	20,540
Globe Specialty Metals, Inc.	1,483	20,391
RTI International Metals, Inc.*	733	20,201
McEwen Mining, Inc.*,1	5,231	20,034
Calgon Carbon Corp.*	1,376	19,512
Boise, Inc.	2,425	19,279
Innospec, Inc.	556	19,176
Koppers Holdings, Inc.	502	19,151
Kraton Performance Polymers, Inc.*	777	18,671
AMCOL International Corp.	608	18,653
Schnitzer Steel Industries, Inc. — Class A	610	18,501
Deltic Timber Corp.	261	18,432
PH Glatfelter Co.	1,030	18,004
OM Group, Inc.*	780	17,316
Quaker Chemical Corp.	311	16,750
LSB Industries, Inc.*	455	16,116
Haynes International, Inc.	298	15,457
Flotek Industries, Inc.*	1,195	14,579
Headwaters, Inc.*	1,477	12,643
Materion Corp.	488	12,581
Myers Industries, Inc.	811	12,286
AK Steel Holding Corp.[1]	2,660	12,236
Tredegar Corp.	579	11,823
Golden Star Resources Ltd.*,1	6,239	11,480
Gold Resource Corp.[1]	715	11,018
Century Aluminum Co.*	1,236	10,827
Horsehead Holding Corp.*	1,059	10,812
Neenah Paper, Inc.	378	10,762
Wausau Paper Corp.	1,063	9,206
Ferro Corp.*	2,091	8,740
Hawkins, Inc.	217	8,385
OMNOVA Solutions, Inc.*	1,110	7,781
Zep, Inc.	537	7,754
Paramount Gold and Silver Corp.*	3,150	7,308
Spartech Corp.*	741	6,721
General Moly, Inc.*	1,619	6,492
Universal Stainless & Alloy*	167	6,141
AM Castle & Co.*	404	5,967
AEP Industries, Inc.*	98	5,805
Landec Corp.*	611	5,798
FutureFuel Corp.	463	5,482
Zoltek Companies, Inc.*	667	5,169
Noranda Aluminum Holding Corp.	807	4,931
Metals USA Holdings Corp.	281	4,915
Olympic Steel, Inc.	217	4,804
US Silica Holdings, Inc.[1]	285	4,768
Midway Gold Corp.*	3,085	4,288
Gold Reserve, Inc. — Class A*	1,260	4,171
Arabian American Development Co.*	480	3,989
Vista Gold Corp.*	1,401	3,783
ADA-ES, Inc.*	220	3,714
Golden Minerals Co.*	801	3,677
KMG Chemicals, Inc.	192	3,373
Chase Corp.	151	2,809
UFP Technologies, Inc.*	130	2,330
US Antimony Corp.*,1	1,300	2,288
United States Lime & Minerals, Inc.*	47	2,215
Handy & Harman Ltd.*	133	2,004
Revett Minerals, Inc.*	617	1,740
GSE Holding, Inc.*	189	1,172
Total Materials		1,517,796
Consumer Staples - 2.1%
United Natural Foods, Inc.*	1,179	63,184
Casey's General Stores, Inc.	917	48,693
Hain Celestial Group, Inc.*	888	48,146
Darling International, Inc.*	2,834	45,457
TreeHouse Foods, Inc.*	867	45,197
Harris Teeter Supermarkets, Inc.	1,061	40,912
B&G Foods, Inc.	1,270	35,954
PriceSmart, Inc.	442	34,056
Lancaster Colony Corp.	441	30,513
Universal Corp.	564	28,149
Elizabeth Arden, Inc.*	608	27,366
Sanderson Farms, Inc.	557	26,485
Snyders-Lance, Inc.	1,063	25,629
Boston Beer Company, Inc. — Class A*	186	25,008
Spectrum Brands Holdings, Inc.	554	24,891
Prestige Brands Holdings, Inc.*	1,210	24,236
Fresh Del Monte Produce, Inc.	917	24,163
J&J Snack Foods Corp.	359	22,954
Post Holdings, Inc.*	670	22,948
Rite Aid Corp.*	15,906	21,632
Vector Group Ltd.	1,342	19,956

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 59.2% (continued)
Consumer Staples - 2.1% (continued)
Andersons, Inc.	446	$19,133
Boulder Brands, Inc.*	1,421	18,331
WD-40 Co.	383	18,043
Tootsie Roll Industries, Inc.[1]	572	14,826
Cal-Maine Foods, Inc.	345	13,876
SUPERVALU, Inc.[1]	5,120	12,646
Pilgrim's Pride Corp.*	1,459	10,578
Weis Markets, Inc.	267	10,458
Dole Food Company, Inc.*	859	9,853
Central Garden and Pet Co. — Class A*	929	9,708
Star Scientific, Inc.*,1	3,510	9,407
Susser Holdings Corp.*	269	9,278
Chiquita Brands International, Inc.*	1,108	9,141
Medifast, Inc.*	334	8,814
Spartan Stores, Inc.	523	8,033
Alliance One International, Inc.*	2,105	7,662
Harbinger Group, Inc.*	991	7,621
Inter Parfums, Inc.	391	7,609
Coca-Cola Bottling Company Consolidated	110	7,315
Diamond Foods, Inc.	532	7,272
Calavo Growers, Inc.	287	7,235
Pantry, Inc.*	564	6,841
Village Super Market, Inc. — Class A	204	6,703
Seneca Foods Corp. — Class A*	219	6,658
Nash Finch Co.	298	6,341
Ingles Markets, Inc. — Class A	304	5,247
USANA Health Sciences, Inc.*	148	4,874
Chefs' Warehouse, Inc.*	268	4,237
Revlon, Inc. — Class A*	277	4,017
Annie's, Inc.*	120	4,012
National Beverage Corp.	271	3,954
Nature's Sunshine Products, Inc.	271	3,924
Limoneira Co.	199	3,859
John B Sanfilippo & Son, Inc.	190	3,454
Central European Distribution Corp.*,1	1,587	3,444
Nutraceutical International Corp.	205	3,391
Female Health Co.	462	3,317
Oil-Dri Corporation of America	118	3,257
Alico, Inc.	84	3,077
Omega Protein Corp.*	477	2,919
Orchids Paper Products Co.	140	2,831
Arden Group, Inc. — Class A	31	2,789
Farmer Bros Co.*	165	2,381
Roundy's, Inc.[1]	484	2,154
Inventure Foods, Inc.*	310	2,012
Synutra International, Inc.*	420	1,945
Westway Group, Inc.*	290	1,934
Griffin Land & Nurseries, Inc.	68	1,836
Craft Brew Alliance, Inc.*	252	1,633
Lifeway Foods, Inc.	110	961
Total Consumer Staples		1,016,370
Utilities - 2.0%
Cleco Corp.	1,470	58,814
Piedmont Natural Gas Company, Inc.[1]	1,730	54,167
IDACORP, Inc.	1,204	52,193
Portland General Electric Co.	1,819	49,768
WGL Holdings, Inc.	1,242	48,675
Southwest Gas Corp.	1,114	47,245
UIL Holdings Corp.	1,220	43,688
UNS Energy Corp.	975	41,360
New Jersey Resources Corp.	1,004	39,778
PNM Resources, Inc.	1,919	39,359
Black Hills Corp.	1,067	38,774
ALLETE, Inc.	921	37,743
South Jersey Industries, Inc.	734	36,942
Avista Corp.	1,414	34,092
Atlantic Power Corp.[1]	2,738	31,295
El Paso Electric Co.	963	30,729
NorthWestern Corp.	878	30,493
MGE Energy, Inc.	562	28,634
Northwest Natural Gas Co.	642	28,376
CH Energy Group, Inc.	356	23,218
American States Water Co.	458	21,974
Otter Tail Corp.	868	21,700
Laclede Group, Inc.	543	20,965
Empire District Electric Co.	1,018	20,747
California Water Service Group	1,008	18,496
Chesapeake Utilities Corp.	228	10,351
SJW Corp.	338	8,991
Unitil Corp.	329	8,528
Ormat Technologies, Inc.	424	8,175
Middlesex Water Co.	376	7,355
Connecticut Water Service, Inc.	205	6,105
York Water Co.	310	5,447
Artesian Resources Corp. — Class A	181	4,060
Delta Natural Gas Company, Inc.	160	3,128
Consolidated Water Company Ltd.	347	2,568
Cadiz, Inc.*	314	2,487
Genie Energy Ltd. — Class B	345	2,450
American DG Energy, Inc.*	620	1,432
Total Utilities		970,302
Telecommunication Services - 0.4%
Cincinnati Bell, Inc.*	4,755	26,058
Cogent Communications Group, Inc.	1,130	25,582
Consolidated Communications Holdings, Inc.	966	15,379
8x8, Inc.*	1,707	12,615
Premiere Global Services, Inc.*	1,211	11,844
Vonage Holdings Corp.*	3,832	9,082
Shenandoah Telecommunications Co.	570	8,727
Leap Wireless International, Inc.*,1	1,299	8,638
General Communication, Inc. — Class A*	888	8,516
Iridium Communications, Inc.*	1,203	8,108
Atlantic Tele-Network, Inc.	218	8,003
magicJack VocalTec Ltd.*	360	6,556
USA Mobility, Inc.	534	6,237
Cbeyond, Inc.*	656	5,930

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 59.2% (continued)
Telecommunication Services - 0.4% (continued)
Hawaiian Telcom Holdco, Inc.*	250	$4,875
inContact, Inc.*	905	4,688
NTELOS Holdings Corp.	356	4,667
Fairpoint Communications, Inc.*	503	3,994
Towerstream Corp.*,1	1,142	3,712
Lumos Networks Corp.	368	3,687
IDT Corp. — Class B	365	3,482
ORBCOMM, Inc.*	857	3,359
Primus Telecommunications Group, Inc.	290	3,152
HickoryTech Corp.	322	3,133
Boingo Wireless, Inc.*	378	2,854
Neutral Tandem, Inc.	676	1,737
Total Telecommunication Services		204,615
Total Common Stocks
(Cost $24,893,638)		28,718,429
WARRANTS†† - 0.0%
Magnum Hunter Resources Corp.
$10.50, 08/16/13*	17	–
Total Warrants
(Cost $–)		–
CLOSED-END FUNDS† - 0.0%
Firsthand Technology Value Fund, Inc.*	210	3,662
Total Closed-End Funds
(Cost $3,447)		3,662

	Face Amount
REPURCHASE AGREEMENTS††,2 - 33.7%
HSBC Group issued 12/31/12 at 0.12% due 01/02/13	$6,614,038	6,614,038
Credit Suisse Group issued 12/31/12 at 0.12% due 01/02/13[3]	3,440,752	3,440,752
Deutsche Bank issued 12/31/12 at 0.11% due 01/02/13	3,382,668	3,382,668
Mizuho Financial Group, Inc. issued 12/31/12 at 0.14% due 01/02/13	2,877,426	2,877,426
Total Repurchase Agreements
(Cost $16,314,884)		16,314,884
SECURITIES LENDING COLLATERAL††,4 - 1.8%
Repurchase Agreements
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 12/31/12 at 0.16% due 01/02/13	533,482	533,482
RBS Securities, Inc. issued 12/31/12 at 0.20% due 01/02/13	338,589	338,589
Total Securities Lending Collateral
(Cost $872,071)		872,071
Total Investments - 94.7%
(Cost $42,084,040)		$45,909,046
Other Assets & Liabilities, net - 5.3%		2,562,474
Total Net Assets - 100.0%		$48,471,520

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
March 2013 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $5,332,320)	63	$32,158

	Units
EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc January 2013 Russell 2000 Index Swap, Terminating 01/31/13[5] (Notional Value $7,530,172)	8,866	$132,649
Goldman Sachs International January 2013 Russell 2000 Index Swap, Terminating 01/23/13[5] (Notional Value $5,890,654)	6,935	77,078
Credit Suisse Capital, LLC January 2013 Russell 2000 Index Swap, Terminating 01/31/13[5] (Notional Value $898,100)	1,057	18,256
(Total Notional Value $14,318,926)		$227,983

Russell 2000® Fund
SCHEDULE OF INVESTMENTS(Unaudited) (concluded)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at December 31, 2012 — See Note 4.
[2]	Repurchase Agreements — See Note 3.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2012.
[4]	Securities lending collateral — See Note 4.
[5]	Total Return based on Russell 2000 Index +/- financing at a variable rate.

plc — Public Limited Company

REIT — Real Estate Investment Trust

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 46.4%
Financials - 10.5%
Ocwen Financial Corp.*	908	$31,407
Two Harbors Investment Corp.	2,375	26,314
Starwood Property Trust, Inc.	1,141	26,197
First American Financial Corp.	900	21,682
Omega Healthcare Investors, Inc.	887	21,154
Highwoods Properties, Inc.	630	21,074
Alterra Capital Holdings Ltd.	729	20,550
Hancock Holding Co.	642	20,376
Invesco Mortgage Capital, Inc.	976	19,237
EPR Properties	400	18,444
LaSalle Hotel Properties	724	18,382
Healthcare Realty Trust, Inc.	740	17,767
CYS Investments, Inc.	1,476	17,432
RLJ Lodging Trust	898	17,394
Prosperity Bancshares, Inc.	411	17,261
CNO Financial Group, Inc.	1,803	16,823
Susquehanna Bancshares, Inc.	1,594	16,704
ARMOUR Residential REIT, Inc.	2,528	16,356
Portfolio Recovery Associates, Inc.*	152	16,243
Colonial Properties Trust	740	15,813
American Realty Capital Trust, Inc.	1,340	15,477
Sovran Self Storage, Inc.	249	15,463
CubeSmart	1,040	15,153
Texas Capital Bancshares, Inc.*	337	15,103
Washington Real Estate Investment Trust	558	14,592
Stifel Financial Corp.*	453	14,481
Apollo Investment Corp.	1,714	14,330
DiamondRock Hospitality Co.	1,592	14,328
Medical Properties Trust, Inc.	1,158	13,850
Prospect Capital Corp.	1,252	13,610
DCT Industrial Trust, Inc.	2,088	13,551
EastGroup Properties, Inc.	249	13,399
Potlatch Corp.	340	13,325
FirstMerit Corp.	924	13,111
Glimcher Realty Trust	1,182	13,108
Cathay General Bancorp	668	13,025
Greenhill & Company, Inc.	250	12,998
Walter Investment Management Corp.*	297	12,777
Platinum Underwriters Holdings Ltd.	276	12,696
DuPont Fabros Technology, Inc.	523	12,636
Webster Financial Corp.	614	12,618
PennyMac Mortgage Investment Trust	495	12,519
FNB Corp.	1,173	12,457
Trustmark Corp.	553	12,420
Sunstone Hotel Investors, Inc.*	1,157	12,391
First Cash Financial Services, Inc.*	247	12,255
IBERIABANK Corp.	247	12,133
Primerica, Inc.	399	11,974
UMB Financial Corp.	271	11,881
RLI Corp.	182	11,769
First Industrial Realty Trust, Inc.*	826	11,630
Lexington Realty Trust	1,112	11,620
BancorpSouth, Inc.	799	11,617
National Health Investors, Inc.	205	11,589
Umpqua Holdings Corp.	956	11,271
Redwood Trust, Inc.	667	11,266
Pebblebrook Hotel Trust	487	11,250
Wintrust Financial Corp.	302	11,083
MarketAxess Holdings, Inc.	310	10,943
PHH Corp.*	479	10,897
Financial Engines, Inc.*,1	386	10,713
First Financial Bankshares, Inc.[1]	269	10,494
United Bankshares, Inc.[1]	430	10,458
PS Business Parks, Inc.	160	10,397
Old National Bancorp	860	10,208
Education Realty Trust, Inc.	954	10,150
Northwest Bancshares, Inc.	834	10,124
Sun Communities, Inc.	253	10,092
Westamerica Bancorporation	233	9,923
Cash America International, Inc.	249	9,877
Equity One, Inc.	467	9,812
Montpelier Re Holdings Ltd.	429	9,807
Acadia Realty Trust	391	9,806
Strategic Hotels & Resorts, Inc.*	1,530	9,792
National Penn Bancshares, Inc.	1,045	9,739
Capstead Mortgage Corp.	833	9,555
MB Financial, Inc.	466	9,204
LTC Properties, Inc.	260	9,149
Glacier Bancorp, Inc.	612	9,003
Selective Insurance Group, Inc.	466	8,980
Community Bank System, Inc.	328	8,974
Government Properties Income Trust	365	8,749
Symetra Financial Corp.	660	8,567
Pennsylvania Real Estate Investment Trust	470	8,291
EZCORP, Inc. — Class A*	410	8,143
Bank of the Ozarks, Inc.	243	8,133
International Bancshares Corp.	447	8,068
Fifth Street Finance Corp.	770	8,024
NorthStar Realty Finance Corp.	1,131	7,962
American Assets Trust, Inc.	285	7,960
First Midwest Bancorp, Inc.	634	7,938
CVB Financial Corp.	750	7,800
PrivateBancorp, Inc.	506	7,752
Solar Capital Ltd.	323	7,723
Franklin Street Properties Corp.	619	7,620
Enstar Group Ltd.*	68	7,615
BBCN Bancorp, Inc.	658	7,613
Provident Financial Services, Inc.	506	7,549
Argo Group International Holdings Ltd.	220	7,390
Hersha Hospitality Trust — Class A	1,465	7,325
Main Street Capital Corp.	240	7,322
American Capital Mortgage Investment Corp.	309	7,283
Alexander's, Inc.	22	7,278
Evercore Partners, Inc. — Class A	238	7,185
First Financial Bancorp	491	7,178
Chesapeake Lodging Trust	337	7,037
CreXus Investment Corp.	570	6,983

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 46.4% (continued)
Financials - 10.5% (continued)
DFC Global Corp.*	374	$6,923
Virtus Investment Partners, Inc.*	57	6,894
Radian Group, Inc.[1]	1,127	6,885
Colony Financial, Inc.	352	6,864
World Acceptance Corp.*,1	92	6,860
Astoria Financial Corp.	732	6,852
Anworth Mortgage Asset Corp.	1,162	6,716
Investors Real Estate Trust	769	6,713
Sabra Health Care REIT, Inc.	308	6,690
Associated Estates Realty Corp.	413	6,658
Horace Mann Educators Corp.	331	6,607
Amtrust Financial Services, Inc.	230	6,599
Investors Bancorp, Inc.	371	6,596
Western Alliance Bancorporation*	616	6,486
Citizens Republic Bancorp, Inc.*	340	6,450
Hudson Pacific Properties, Inc.	306	6,444
Cousins Properties, Inc.	769	6,421
Credit Acceptance Corp.*	63	6,406
PacWest Bancorp	254	6,294
BlackRock Kelso Capital Corp.	621	6,247
American Equity Investment Life Holding Co.	507	6,190
Park National Corp.	95	6,140
Home BancShares, Inc.	185	6,109
PennantPark Investment Corp.	554	6,091
First Commonwealth Financial Corp.	893	6,090
Infinity Property & Casualty Corp.	103	5,999
Boston Private Financial Holdings, Inc.[1]	660	5,947
Triangle Capital Corp.	233	5,939
Columbia Banking System, Inc.	330	5,920
National Financial Partners Corp.*	345	5,913
ViewPoint Financial Group, Inc.	282	5,905
Oritani Financial Corp.	384	5,883
Nelnet, Inc. — Class A	197	5,869
iStar Financial, Inc.*	707	5,762
Employers Holdings, Inc.	276	5,680
NBT Bancorp, Inc.	278	5,635
Encore Capital Group, Inc.*	183	5,603
Greenlight Capital Re Ltd. — Class A*	242	5,585
SCBT Financial Corp.	138	5,545
Independent Bank Corp.	191	5,529
Pinnacle Financial Partners, Inc.*	293	5,520
Chemical Financial Corp.	231	5,489
Retail Opportunity Investments Corp.	423	5,440
Knight Capital Group, Inc. — Class A*,1	1,536	5,391
Inland Real Estate Corp.	641	5,372
First Potomac Realty Trust	434	5,364
Tower Group, Inc.	299	5,313
Banco Latinoamericano de Comercio Exterior S.A. — Class E	245	5,282
Ramco-Gershenson Properties Trust	395	5,257
Safety Insurance Group, Inc.	113	5,217
Kennedy-Wilson Holdings, Inc.	366	5,117
Brookline Bancorp, Inc.	598	5,083
Banner Corp.	163	5,009
Forestar Group, Inc.*	288	4,991
Berkshire Hills Bancorp, Inc.	209	4,987
Hercules Technology Growth Capital, Inc.	446	4,964
Universal Health Realty Income Trust	98	4,960
Nationstar Mortgage Holdings, Inc.*,1	160	4,957
FelCor Lodging Trust, Inc.*	1,058	4,941
Cohen & Steers, Inc.[1]	159	4,845
STAG Industrial, Inc.	269	4,834
WesBanco, Inc.	214	4,755
Ashford Hospitality Trust, Inc.	452	4,751
Coresite Realty Corp.	171	4,730
Resource Capital Corp.	844	4,726
eHealth, Inc.*	169	4,644
Sterling Financial Corp.	222	4,635
Home Loan Servicing Solutions Ltd.	245	4,631
Oriental Financial Group, Inc.	344	4,592
Hilltop Holdings, Inc.*	339	4,590
AMERISAFE, Inc.*	165	4,496
AG Mortgage Investment Trust, Inc.	191	4,485
KBW, Inc.	291	4,452
City Holding Co.	127	4,426
Navigators Group, Inc.*	86	4,392
Dynex Capital, Inc.	463	4,371
Piper Jaffray Cos.*	136	4,370
S&T Bancorp, Inc.	241	4,355
State Bank Financial Corp.	268	4,256
MGIC Investment Corp.*	1,592	4,235
Apollo Residential Mortgage, Inc.	209	4,220
TrustCo Bank Corp. NY	798	4,213
Duff & Phelps Corp. — Class A	267	4,171
Urstadt Biddle Properties, Inc. — Class A	210	4,133
HFF, Inc. — Class A	276	4,112
Sandy Spring Bancorp, Inc.	209	4,059
Flushing Financial Corp.	263	4,034
Stewart Information Services Corp.[1]	155	4,030
Campus Crest Communities, Inc.	327	4,009
Renasant Corp.	209	4,000
Cardinal Financial Corp.	244	3,970
PICO Holdings, Inc.*	195	3,953
Maiden Holdings Ltd.	426	3,915
Tompkins Financial Corp.	98	3,885
Community Trust Bancorp, Inc.	118	3,868
Getty Realty Corp.	213	3,847
Dime Community Bancshares, Inc.	276	3,834
United Fire Group, Inc.	172	3,756
Epoch Holding Corp.	134	3,739
Citizens, Inc.*	330	3,647
First Merchants Corp.	244	3,621
Hanmi Financial Corp.*	266	3,615

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 46.4% (continued)
Financials - 10.5% (continued)
Simmons First National Corp. — Class A	142	$3,601
Excel Trust, Inc.	283	3,586
TICC Capital Corp.	353	3,572
West Coast Bancorp	161	3,566
ICG Group, Inc.*	311	3,554
Monmouth Real Estate Investment Corp. — Class A	340	3,522
National Western Life Insurance Co. — Class A	22	3,470
Lakeland Financial Corp.	134	3,463
TowneBank	220	3,408
Summit Hotel Properties, Inc.	356	3,382
United Community Banks, Inc.*	356	3,354
Tejon Ranch Co.*	117	3,286
NewStar Financial, Inc.*	232	3,250
Heartland Financial USA, Inc.	124	3,243
Rouse Properties, Inc.	190	3,215
Washington Trust Bancorp, Inc.	122	3,210
Rockville Financial, Inc.	248	3,199
CapLease, Inc.	569	3,169
Apollo Commercial Real Estate Finance, Inc.	195	3,165
Western Asset Mortgage Capital Corp.	160	3,163
Kite Realty Group Trust	561	3,136
Southside Bancshares, Inc.	148	3,117
Provident New York Bancorp	333	3,100
Wilshire Bancorp, Inc.*	526	3,088
Netspend Holdings, Inc.*	260	3,073
WisdomTree Investments, Inc.*	500	3,060
Investment Technology Group, Inc.*	334	3,006
Eagle Bancorp, Inc.*	150	2,996
United Financial Bancorp, Inc.	190	2,987
MCG Capital Corp.	648	2,981
First Financial Corp.	98	2,964
First Busey Corp.	629	2,925
BGC Partners, Inc. — Class A	837	2,896
StellarOne Corp.	204	2,885
Central Pacific Financial Corp.*	184	2,869
EverBank Financial Corp.	190	2,833
Medley Capital Corp.	192	2,796
Saul Centers, Inc.	65	2,781
1st Source Corp.	125	2,761
GAMCO Investors, Inc. — Class A	52	2,760
Safeguard Scientifics, Inc.*	187	2,758
Winthrop Realty Trust	249	2,751
First BanCorp*	600	2,748
WSFS Financial Corp.	65	2,746
Union First Market Bankshares Corp.	173	2,728
New York Mortgage Trust, Inc.	430	2,718
Bancorp, Inc.*	245	2,688
Cedar Realty Trust, Inc.	501	2,645
FBL Financial Group, Inc. — Class A	77	2,634
Federal Agricultural Mortgage Corp. — Class C	81	2,633
Beneficial Mutual Bancorp, Inc.*	276	2,622
OneBeacon Insurance Group Ltd. — Class A	187	2,599
BofI Holding, Inc.*	92	2,564
Agree Realty Corp.	95	2,545
Taylor Capital Group, Inc.*	141	2,545
Lakeland Bancorp, Inc.	250	2,545
Westwood Holdings Group, Inc.	62	2,536
MVC Capital, Inc.	207	2,515
Capital Southwest Corp.	25	2,491
Ameris Bancorp*	199	2,486
Sterling Bancorp	271	2,469
Meadowbrook Insurance Group, Inc.	424	2,451
Green Dot Corp. — Class A*	200	2,440
HomeTrust Bancshares, Inc.*	180	2,432
SY Bancorp, Inc.	107	2,399
First Community Bancshares, Inc.	150	2,396
RAIT Financial Trust	422	2,384
Univest Corporation of Pennsylvania	139	2,377
Trico Bancshares	139	2,328
OmniAmerican Bancorp, Inc.*	100	2,313
MainSource Financial Group, Inc.	179	2,268
Territorial Bancorp, Inc.	99	2,262
Financial Institutions, Inc.	121	2,254
German American Bancorp, Inc.	103	2,237
CoBiz Financial, Inc.	299	2,234
Great Southern Bancorp, Inc.	87	2,214
Hudson Valley Holding Corp.	142	2,211
BancFirst Corp.	52	2,203
Arrow Financial Corp.	88	2,196
Centerstate Banks, Inc.	257	2,192
Camden National Corp.	64	2,174
Bryn Mawr Bank Corp.	95	2,116
International. FCStone, Inc.*	121	2,107
Golub Capital BDC, Inc.	131	2,093
First Interstate Bancsystem, Inc. — Class A	135	2,083
New Mountain Finance Corp.	138	2,056
Franklin Financial Corp.	124	2,056
One Liberty Properties, Inc.	101	2,049
First Connecticut Bancorp, Inc.	148	2,035
Enterprise Financial Services Corp.	155	2,026
FXCM, Inc. — Class A	201	2,024
First of Long Island Corp.	71	2,011
Virginia Commerce Bancorp, Inc.*	224	2,005
Park Sterling Corp.*	382	1,998
Select Income REIT	80	1,982
Arlington Asset Investment Corp. — Class A	95	1,973
Heritage Financial Corp.	132	1,939
Northfield Bancorp, Inc.	127	1,937
State Auto Financial Corp.	127	1,897
GFI Group, Inc.	584	1,892
HomeStreet, Inc.*	74	1,891

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 46.4% (continued)
Financials - 10.5% (continued)
SeaBright Holdings, Inc.	170	$1,882
Global Indemnity plc — Class A*	85	1,881
Parkway Properties, Inc.	134	1,875
Citizens & Northern Corp.	99	1,871
Southwest Bancorp, Inc.*	167	1,870
Chatham Lodging Trust	121	1,861
Republic Bancorp, Inc. — Class A	87	1,838
Diamond Hill Investment Group, Inc.	27	1,832
THL Credit, Inc.	123	1,819
Peoples Bancorp, Inc.	89	1,818
National Bankshares, Inc.	56	1,814
Baldwin & Lyons, Inc. — Class B	76	1,813
Washington Banking Co.	133	1,811
Cowen Group, Inc. — Class A*	739	1,811
First Financial Holdings, Inc.	138	1,805
CNB Financial Corp.	110	1,802
Fox Chase Bancorp, Inc.	107	1,782
Medallion Financial Corp.	150	1,761
Terreno Realty Corp.	113	1,745
Home Federal Bancorp, Inc.	140	1,740
Crawford & Co. — Class B	218	1,740
Walker & Dunlop, Inc.*	103	1,716
Calamos Asset Management, Inc. — Class A	162	1,712
OceanFirst Financial Corp.	123	1,691
First Bancorp	130	1,667
Fidus Investment Corp.	101	1,661
Bank Mutual Corp.	386	1,660
Alliance Financial Corp.	38	1,653
Gladstone Commercial Corp.	92	1,651
Bank of Marin Bancorp	44	1,648
KCAP Financial, Inc.	179	1,645
Whitestone REIT	115	1,616
Pacific Continental Corp.	165	1,605
First Defiance Financial Corp.	83	1,593
1st United Bancorp, Inc.	253	1,581
Metro Bancorp, Inc.*	118	1,560
Ames National Corp.	70	1,533
Gladstone Investment Corp.	220	1,531
Solar Senior Capital Ltd.	82	1,530
Bridge Bancorp, Inc.	75	1,526
Oppenheimer Holdings, Inc. — Class A	88	1,520
American Safety Insurance Holdings Ltd.*	79	1,495
Marlin Business Services Corp.	74	1,484
Westfield Financial, Inc.	205	1,482
West Bancorporation, Inc.	137	1,477
Manning & Napier, Inc. — Class A	117	1,474
Merchants Bancshares, Inc.	55	1,472
National Interstate Corp.	51	1,470
First California Financial Group, Inc.*	190	1,467
Thomas Properties Group, Inc.	270	1,461
Homeowners Choice, Inc.	70	1,455
Gladstone Capital Corp.	178	1,452
GSV Capital Corp.*	170	1,433
MetroCorp Bancshares, Inc.*	130	1,429
Kansas City Life Insurance Co.	37	1,412
Provident Financial Holdings, Inc.	80	1,400
Preferred Bank/Los Angeles CA*	98	1,392
BankFinancial Corp.	183	1,358
First Bancorp, Inc.	80	1,318
SWS Group, Inc.*	247	1,307
NGP Capital Resources Co.	179	1,292
Northrim BanCorp, Inc.	57	1,291
Meridian Interstate Bancorp, Inc.*	76	1,275
American National Bankshares, Inc.	63	1,272
Kearny Financial Corp.	130	1,268
Bank of Kentucky Financial Corp.	51	1,261
Phoenix Companies, Inc.*	51	1,261
Mercantile Bank Corp.	76	1,254
Center Bancorp, Inc.	108	1,251
Guaranty Bancorp*	640	1,248
Penns Woods Bancorp, Inc.	33	1,235
MidWestOne Financial Group, Inc.	60	1,231
Heritage Commerce Corp.*	176	1,228
ESB Financial Corp.	88	1,221
Ladenburg Thalmann Financial Services, Inc.*	870	1,218
FBR & Co.*	310	1,200
MidSouth Bancorp, Inc.	73	1,194
Hallmark Financial Services*	126	1,183
Bridge Capital Holdings*	76	1,183
Sun Bancorp, Inc.*	334	1,182
Simplicity Bancorp, Inc.	79	1,181
Bar Harbor Bankshares	35	1,178
C&F Financial Corp.	30	1,168
Ares Commercial Real Estate Corp.	70	1,149
Gramercy Capital Corporation*	390	1,147
Sierra Bancorp	99	1,132
Peapack Gladstone Financial Corp.	80	1,126
AV Homes, Inc.*	79	1,123
UMH Properties, Inc.	108	1,116
Home Bancorp, Inc.*	60	1,095
Suffolk Bancorp*	83	1,087
Horizon Bancorp	55	1,081
Capital City Bank Group, Inc.*	95	1,080
First Pactrust Bancorp, Inc.	88	1,080
First Financial Northwest, Inc.*	140	1,057
Consolidated-Tomoka Land Co.	34	1,054
Horizon Technology Finance Corp.	70	1,042
SI Financial Group, Inc.	90	1,035
Nicholas Financial, Inc.	83	1,029
Eastern Insurance Holdings, Inc.	60	1,025
Seacoast Banking Corporation of Florida*	630	1,014
Donegal Group, Inc. — Class A	71	997
Farmers National Banc Corp.	160	992
Heritage Oaks Bancorp*	170	986
Roma Financial Corp.	65	983
Heritage Financial Group, Inc.	70	965
Century Bancorp, Inc. — Class A	29	956
EMC Insurance Group, Inc.	40	955

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 46.4% (continued)
Financials - 10.5% (continued)
FNB United Corp.*	80	$928
Tree.com, Inc.	50	902
Harris & Harris Group, Inc.*	268	884
ESSA Bancorp, Inc.	79	860
Clifton Savings Bancorp, Inc.	76	857
BSB Bancorp, Inc.*	70	856
Cape Bancorp, Inc.	96	834
Zillow, Inc. — Class A*,1	30	833
Enterprise Bancorp, Inc.	50	826
JMP Group, Inc.	136	826
Peoples Federal Bancshares, Inc.	47	817
Fidelity Southern Corp.*	84	802
Doral Financial Corp.*	1,079	781
Access National Corp.	60	780
Middleburg Financial Corp.	44	777
Asta Funding, Inc.	80	761
TCP Capital Corp.	50	737
Gyrodyne Company of America, Inc.	10	721
Independence Holding Co.	74	704
Universal Insurance Holdings, Inc.	159	696
AmREIT, Inc. — Class B	40	686
Resource America, Inc. — Class A	100	667
NASB Financial, Inc.*	31	662
Regional Management Corp.*	40	662
Charter Financial Corp.	57	604
Investors Title Co.	10	600
Asset Acceptance Capital Corp.*	130	585
Pacific Mercantile Bancorp*	90	566
Hingham Institution for Savings	9	563
Fortegra Financial Corp.*	61	542
Gain Capital Holdings, Inc.	129	528
Waterstone Financial, Inc.*	67	523
Artio Global Investors, Inc. — Class A	270	513
MicroFinancial, Inc.	70	510
Pzena Investment Management, Inc. — Class A	86	464
CIFC Corp.*	52	416
First Marblehead Corp.*	490	381
Berkshire Bancorp, Inc.	41	336
Cascade Bancorp*	47	294
First Federal Bancshares of Arkansas, Inc.*	30	293
California First National Bancorp	15	224
Crescent Financial Bancshares, Inc.*	20	92
Total Financials		2,293,421
Information Technology - 7.7%
CommVault Systems, Inc.*	385	26,839
WEX, Inc.*	335	25,250
Cymer, Inc.*	265	23,963
Parametric Technology Corp.*	1,008	22,689
Aspen Technology, Inc.*	794	21,945
CoStar Group, Inc.*	241	21,538
Ultimate Software Group, Inc.*	224	21,147
3D Systems Corp.*,1	396	21,127
Aruba Networks, Inc.*,1	941	19,525
MAXIMUS, Inc.	283	17,891
FEI Co.	319	17,691
Hittite Microwave Corp.*	270	16,766
Convergys Corp.	990	16,246
Semtech Corp.*	556	16,096
Microsemi Corp.*	752	15,822
Cirrus Logic, Inc.*	544	15,760
First Solar, Inc.*,1	510	15,749
QLIK Technologies, Inc.*	720	15,638
Anixter International, Inc.	243	15,547
InterDigital, Inc.[1]	372	15,288
ACI Worldwide, Inc.*	338	14,767
Arris Group, Inc.*	953	14,237
Mentor Graphics Corp.*	792	13,480
Cognex Corp.	360	13,255
Plantronics, Inc.	359	13,235
Cavium, Inc.*	424	13,233
Ciena Corp.*,1	840	13,188
TiVo, Inc.*	1,058	13,035
NETGEAR, Inc.*	322	12,693
Finisar Corp.*	776	12,649
Tyler Technologies, Inc.*	255	12,352
ValueClick, Inc.*	633	12,286
ViaSat, Inc.*	314	12,215
j2 Global, Inc.[1]	394	12,048
Fair Isaac Corp.	285	11,979
Sourcefire, Inc.*	250	11,805
MKS Instruments, Inc.	446	11,497
Progress Software Corp.*	539	11,314
Acxiom Corp.*	645	11,262
Littelfuse, Inc.	180	11,107
CACI International, Inc. — Class A*	201	11,061
OSI Systems, Inc.*	171	10,951
Sapient Corp.*	1,034	10,919
VirnetX Holding Corp.*	366	10,716
Entegris, Inc.*	1,166	10,704
ADTRAN, Inc.[1]	546	10,669
RF Micro Devices, Inc.*	2,350	10,528
Manhattan Associates, Inc.*	174	10,499
International Rectifier Corp.*	590	10,461
Coherent, Inc.	203	10,276
Dealertrack Technologies, Inc.*	357	10,253
Euronet Worldwide, Inc.*	434	10,242
OpenTable, Inc.*	198	9,662
Heartland Payment Systems, Inc.	327	9,647
Veeco Instruments, Inc.*,1	325	9,594
VistaPrint N.V.*,1	290	9,529
Intersil Corp. — Class A	1,090	9,036
NIC, Inc.	540	8,824
Integrated Device Technology, Inc.*	1,205	8,797
Cardtronics, Inc.*	368	8,736
BroadSoft, Inc.*	240	8,719
Blackbaud, Inc.	376	8,584
Universal Display Corp.*,1	335	8,582
Synaptics, Inc.*	285	8,540
Ultratech, Inc.*	226	8,430
Cornerstone OnDemand, Inc.*	285	8,416

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 46.4% (continued)
Information Technology - 7.7% (continued)
Benchmark Electronics, Inc.*	495	$8,228
Power Integrations, Inc.	243	8,167
Liquidity Services, Inc.*	198	8,090
NetScout Systems, Inc.*	311	8,083
QLogic Corp.*	830	8,076
Bottomline Technologies, Inc.*	300	7,917
Plexus Corp.*	297	7,663
Sanmina Corp.*	687	7,605
SYNNEX Corp.*	221	7,598
Electronics for Imaging, Inc.*	395	7,501
Take-Two Interactive Software, Inc.*	661	7,277
ScanSource, Inc.*	229	7,275
Cabot Microelectronics Corp.	202	7,173
Tessera Technologies, Inc.	435	7,143
Comverse Technology, Inc.*	1,860	7,142
MicroStrategy, Inc. — Class A*	76	7,097
Tellabs, Inc.	3,100	7,068
Rogers Corp.*	140	6,952
TriQuint Semiconductor, Inc.*	1,427	6,907
Syntel, Inc.	126	6,752
MTS Systems Corp.	132	6,723
SS&C Technologies Holdings, Inc.*	290	6,705
Insight Enterprises, Inc.*	381	6,618
Unisys Corp.*	372	6,436
RealPage, Inc.*,1	298	6,428
MEMC Electronic Materials, Inc.*	1,950	6,260
OmniVision Technologies, Inc.*	444	6,252
WebMD Health Corp. — Class A*	430	6,166
Ixia*	358	6,079
LivePerson, Inc.*	462	6,071
Ellie Mae, Inc.*	217	6,022
Monolithic Power Systems, Inc.	266	5,926
Badger Meter, Inc.	125	5,926
EarthLink, Inc.	898	5,801
Monster Worldwide, Inc.*	1,030	5,789
Advent Software, Inc.*	267	5,708
Spansion, Inc. — Class A*	407	5,661
ATMI, Inc.*	269	5,617
Verint Systems, Inc.*	184	5,402
Infinera Corp.*,1	925	5,374
Emulex Corp.*	735	5,366
Comverse, Inc.*	188	5,364
Blucora, Inc.*	339	5,326
Diodes, Inc.*	301	5,222
ExlService Holdings, Inc.*	196	5,194
FARO Technologies, Inc.*	145	5,174
CSG Systems International, Inc.*	283	5,145
Rofin-Sinar Technologies, Inc.*	237	5,138
Harmonic, Inc.*	999	5,065
Loral Space & Communications, Inc.	92	5,029
Cray, Inc.*	315	5,024
Intermec, Inc.*	508	5,009
Mantech International Corp. — Class A	192	4,980
Synchronoss Technologies, Inc.*	235	4,956
Bankrate, Inc.*	393	4,893
Monotype Imaging Holdings, Inc.	305	4,874
Guidewire Software, Inc.*	159	4,725
Measurement Specialties, Inc.*	137	4,707
Websense, Inc.*	311	4,677
Advanced Energy Industries, Inc.*	338	4,668
Digital River, Inc.*	323	4,648
Park Electrochemical Corp.	177	4,554
Rambus, Inc.*	932	4,548
Brooks Automation, Inc.	555	4,468
Applied Micro Circuits Corp.*	528	4,435
Web.com Group, Inc.*	296	4,381
TNS, Inc.*	211	4,374
LogMeIn, Inc.*	194	4,348
Global Cash Access Holdings, Inc.*	550	4,312
United Online, Inc.	770	4,304
Newport Corp.*	319	4,291
Accelrys, Inc.*	471	4,263
SPS Commerce, Inc.*	114	4,249
iGATE Corp.*	269	4,242
RealD, Inc.*,1	376	4,215
Interactive Intelligence Group, Inc.*	125	4,193
comScore, Inc.*	304	4,189
TTM Technologies, Inc.*	450	4,140
Lattice Semiconductor Corp.*	1,005	4,010
Entropic Communications, Inc.*	749	3,962
Micrel, Inc.	409	3,886
Cass Information Systems, Inc.	92	3,882
Comtech Telecommunications Corp.	150	3,807
Volterra Semiconductor Corp.*	221	3,795
Ebix, Inc.	236	3,793
Checkpoint Systems, Inc.*	347	3,727
Constant Contact, Inc.*	258	3,666
Rudolph Technologies, Inc.*	271	3,645
Angie's List, Inc.*	300	3,597
Black Box Corp.	145	3,529
Silicon Image, Inc.*	706	3,502
InvenSense, Inc. — Class A*	314	3,489
Dice Holdings, Inc.*	380	3,488
TeleTech Holdings, Inc.*	191	3,400
EPIQ Systems, Inc.	264	3,374
Pegasystems, Inc.	147	3,334
Daktronics, Inc.	301	3,332
PROS Holdings, Inc.*	182	3,329
Forrester Research, Inc.	123	3,296
Methode Electronics, Inc.	316	3,169
MIPS Technologies, Inc. — Class A*	404	3,159
Perficient, Inc.*	268	3,157
Stamps.com, Inc.*	124	3,125
Internap Network Services Corp.*	450	3,123
Ceva, Inc.*	196	3,087
Sonus Networks, Inc.*	1,802	3,063
CTS Corp.	288	3,061
Vocus, Inc.*	176	3,059
GT Advanced Technologies, Inc.*,1	1,006	3,038
Photronics, Inc.*	506	3,016
Tangoe, Inc.*	253	3,003
Procera Networks, Inc.*	161	2,987
Nanometrics, Inc.*	203	2,927

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 46.4% (continued)
Information Technology - 7.7% (continued)
Extreme Networks*	799	$2,908
Higher One Holdings, Inc.*,1	275	2,899
PDF Solutions, Inc.*	205	2,825
Exar Corp.*	312	2,777
Silicon Graphics International Corp.*	271	2,772
LTX-Credence Corp.*	422	2,768
Amkor Technology, Inc.*,1	624	2,652
Imperva, Inc.*	84	2,649
Virtusa Corp.*	161	2,645
DTS, Inc.*	155	2,589
Oplink Communications, Inc.*	165	2,571
Calix, Inc.*	328	2,522
Electro Rent Corp.	163	2,507
Envestnet, Inc.*	179	2,497
Move, Inc.*	328	2,490
Super Micro Computer, Inc.*	244	2,489
ServiceSource International, Inc.*,1	422	2,469
Quantum Corp.*	1,982	2,458
Mercury Systems, Inc.*	266	2,447
MoneyGram International, Inc.*	184	2,445
Computer Task Group, Inc.*	134	2,443
Fabrinet*	184	2,418
SciQuest, Inc.*	150	2,379
Demand Media, Inc.*	253	2,350
Power-One, Inc.*	571	2,347
Actuate Corp.*	411	2,302
Seachange International, Inc.*	237	2,292
Globecomm Systems, Inc.*	200	2,260
Cohu, Inc.	207	2,244
Saba Software, Inc.*	256	2,237
Anaren, Inc.*	115	2,237
NVE Corp.*	39	2,164
GSI Group, Inc.*	246	2,130
Zygo Corp.*	135	2,120
Digi International, Inc.*	221	2,093
Integrated Silicon Solution, Inc.*	232	2,088
XO Group, Inc.*	222	2,065
CIBER, Inc.*	616	2,057
Symmetricom, Inc.*	354	2,043
Maxwell Technologies, Inc.*	246	2,039
Electro Scientific Industries, Inc.	202	2,010
Jive Software, Inc.*	138	2,005
CalAmp Corp.*	240	1,997
KEMET Corp.*	390	1,962
IntraLinks Holdings, Inc.*	315	1,944
VASCO Data Security International, Inc.*	238	1,942
Lionbridge Technologies, Inc.*	480	1,930
SunPower Corp. — Class A*	340	1,911
IXYS Corp.	208	1,901
FormFactor, Inc.*	416	1,897
Avid Technology, Inc.*	250	1,895
Eloqua, Inc.*	80	1,887
QuinStreet, Inc.*	280	1,882
Kopin Corp.*	559	1,861
Inphi Corp.*	193	1,849
Keynote Systems, Inc.	128	1,804
Responsys, Inc.*	301	1,794
Bel Fuse, Inc. — Class B	90	1,760
ShoreTel, Inc.*	413	1,751
support.com, Inc.*	415	1,735
KVH Industries, Inc.*	124	1,734
Aviat Networks, Inc.*	516	1,698
Immersion Corp.*	245	1,683
Demandware, Inc.*	60	1,639
Pericom Semiconductor Corp.*	204	1,638
ExactTarget, Inc.*	80	1,600
Active Network, Inc.*	325	1,596
American Software, Inc. — Class A	201	1,560
Supertex, Inc.	88	1,544
ANADIGICS, Inc.*	603	1,520
Multi-Fineline Electronix, Inc.*	74	1,496
STEC, Inc.*	303	1,494
ePlus, Inc.	36	1,488
Sigma Designs, Inc.*	282	1,452
RealNetworks, Inc.*	190	1,436
Zix Corp.*	511	1,431
Mindspeed Technologies, Inc.*	302	1,413
PLX Technology, Inc.*	388	1,408
Guidance Software, Inc.*	116	1,377
Vishay Precision Group, Inc.*	101	1,335
Telular Corp.	140	1,326
Yelp, Inc. — Class A*,1	70	1,320
Parkervision, Inc.*,1	650	1,320
Callidus Software, Inc.*	290	1,317
Axcelis Technologies, Inc.*	913	1,269
Digimarc Corp.	61	1,263
Imation Corp.*	270	1,261
Infoblox, Inc.*	70	1,258
Millennial Media, Inc.*	100	1,253
Richardson Electronics Ltd.	110	1,245
Market Leader, Inc.*	190	1,245
Alpha & Omega Semiconductor Ltd.*	142	1,193
Travelzoo, Inc.*	62	1,177
Telenav, Inc.*	146	1,165
PC-Telephone, Inc.	160	1,152
Aeroflex Holding Corp.*	164	1,148
PRGX Global, Inc.*	174	1,122
Limelight Networks, Inc.*	503	1,117
Datalink Corp.*	130	1,112
Rosetta Stone, Inc.*	90	1,111
Tessco Technologies, Inc.	50	1,107
GSI Technology, Inc.*	175	1,097
Ubiquiti Networks, Inc.	90	1,093
OCZ Technology Group, Inc.*,1	570	1,089
Numerex Corp. — Class A*	81	1,064
Glu Mobile, Inc.*,1	464	1,063
DSP Group, Inc.*	184	1,060
Intermolecular, Inc.*	119	1,059
Agilysys, Inc.*	126	1,055
Mesa Laboratories, Inc.	20	1,002
AVG Technologies N.V.*	63	997
MoSys, Inc.*	286	995
Ultra Clean Holdings*	201	987

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 46.4% (continued)
Information Technology - 7.7% (continued)
Pervasive Software, Inc.*	110	$980
NeoPhotonics Corp.*	169	970
Oclaro, Inc.*,1	613	962
ModusLink Global Solutions, Inc.*	329	954
MaxLinear, Inc. — Class A*	189	949
PC Connection, Inc.	82	943
Key Tronic Corp.*	92	942
Rubicon Technology, Inc.*	152	929
Neonode, Inc.*	190	923
Peregrine Semiconductor Corp.*	60	919
Intevac, Inc.*	201	919
Unwired Planet, Inc.*	735	882
Hackett Group, Inc.	205	877
QAD, Inc. — Class A	60	864
Carbonite, Inc.*	93	860
Bazaarvoice, Inc.*	92	860
QuickLogic Corp.*	380	825
iPass, Inc.*	440	805
Echelon Corp.*	320	784
Spark Networks, Inc.*	100	780
Marchex, Inc. — Class B	187	769
AXT, Inc.*	271	762
TechTarget, Inc.*	137	760
Westell Technologies, Inc. — Class A*	410	759
M/A-COM Technology Solutions Holdings, Inc.*	50	749
Proofpoint, Inc.*	60	739
Innodata, Inc.*	190	718
E2open, Inc.*	50	708
EPAM Systems, Inc.*	39	706
STR Holdings, Inc.*,1	260	655
FalconStor Software, Inc.*	271	631
Aware, Inc.	110	603
Exa Corp.*	60	584
Radisys Corp.*	195	581
MeetMe, Inc.*	156	544
Audience, Inc.*	50	520
Viasystems Group, Inc.*	40	488
Sapiens International Corporation N.V.*	120	480
Brightcove, Inc.*	47	425
Mattson Technology, Inc.*	490	412
Mattersight Corp.*	82	408
Sycamore Networks, Inc.	176	394
Synacor, Inc.*	60	328
Envivio, Inc.*	70	119
Riverbed Technology, Inc.*	4	81
Ambient Corp.*	20	60
Total Information Technology		1,689,612
Industrials - 7.2%
Genesee & Wyoming, Inc. — Class A*	377	28,682
Alaska Air Group, Inc.*	604	26,026
Acuity Brands, Inc.	356	24,112
Hexcel Corp.*	847	22,834
Woodward, Inc.	586	22,344
AO Smith Corp.	340	21,444
CLARCOR, Inc.	434	20,736
Old Dominion Freight Line, Inc.*	597	20,466
Middleby Corp.*	157	20,128
Teledyne Technologies, Inc.*	309	20,107
HEICO Corp.	444	19,873
Robbins & Myers, Inc.	333	19,797
EMCOR Group, Inc.	566	19,590
Watsco, Inc.	252	18,876
US Airways Group, Inc.*	1,377	18,590
USG Corp.*	634	17,796
Avis Budget Group, Inc.*	892	17,680
Belden, Inc.	389	17,501
Actuant Corp. — Class A	617	17,220
Chart Industries, Inc.*	250	16,668
Esterline Technologies Corp.*	254	16,157
Moog, Inc. — Class A*	384	15,756
EnerSys, Inc.*	408	15,353
Applied Industrial Technologies, Inc.	360	15,124
Geo Group, Inc.	517	14,579
Tetra Tech, Inc.*	547	14,467
Deluxe Corp.	435	14,025
Brady Corp. — Class A	418	13,961
Corporate Executive Board Co.	289	13,717
Advisory Board Co.*	293	13,710
Beacon Roofing Supply, Inc.*	405	13,478
Healthcare Services Group, Inc.	568	13,195
Curtiss-Wright Corp.	391	12,837
Franklin Electric Company, Inc.	194	12,061
MasTec, Inc.*	466	11,618
FTI Consulting, Inc.*	351	11,583
HNI Corp.	384	11,542
Granite Construction, Inc.	336	11,296
JetBlue Airways Corp.*	1,976	11,283
Simpson Manufacturing Company, Inc.	343	11,247
Brink's Co.	394	11,241
Acacia Research Corp.*	426	10,927
United Stationers, Inc.	347	10,754
Hub Group, Inc. — Class A*	318	10,686
Herman Miller, Inc.	495	10,603
Watts Water Technologies, Inc. — Class A	244	10,490
Barnes Group, Inc.	467	10,489
Mine Safety Appliances Co.	236	10,080
Atlas Air Worldwide Holdings, Inc.*	227	10,059
Amerco, Inc.	77	9,764
Allegiant Travel Co. — Class A	127	9,323
RBC Bearings, Inc.*	186	9,313
ABM Industries, Inc.	457	9,117
TAL International Group, Inc.	245	8,913
UniFirst Corp.	121	8,872
Titan International, Inc.[1]	407	8,840
Briggs & Stratton Corp.[1]	410	8,643
Forward Air Corp.	246	8,612
ESCO Technologies, Inc.	229	8,567
Mueller Industries, Inc.	168	8,405
Kaman Corp.	228	8,390
Lindsay Corp.	104	8,332
AZZ, Inc.	216	8,301

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 46.4% (continued)
Industrials - 7.2% (continued)
Werner Enterprises, Inc.	379	$8,213
Steelcase, Inc. — Class A	640	8,154
Raven Industries, Inc.	308	8,119
II-VI, Inc.*	443	8,094
Interface, Inc. — Class A	496	7,976
DigitalGlobe, Inc.*	314	7,674
Trimas Corp.*	272	7,605
EnPro Industries, Inc.*	185	7,567
On Assignment, Inc.*	369	7,483
Mueller Water Products, Inc. — Class A	1,330	7,461
Aegion Corp. — Class A*	328	7,278
Tennant Co.	164	7,208
Knight Transportation, Inc.	490	7,169
Generac Holdings, Inc.	208	7,136
ACCO Brands Corp.*	954	7,002
Orbital Sciences Corp.*	498	6,857
Huron Consulting Group, Inc.*	200	6,738
Mobile Mini, Inc.*	322	6,707
Blount International, Inc.*	413	6,534
Exponent, Inc.*	117	6,532
Cubic Corp.	135	6,476
Korn/Ferry International*	407	6,455
AAR Corp.	345	6,445
Kaydon Corp.	268	6,413
Quanex Building Products Corp.	312	6,368
Insperity, Inc.	194	6,317
Knoll, Inc.	409	6,282
Universal Forest Products, Inc.	165	6,277
Aircastle Ltd.	500	6,270
Spirit Airlines, Inc.*	353	6,255
Team, Inc.*	164	6,239
McGrath RentCorp	213	6,181
Swift Transportation Co. — Class A*	665	6,065
Apogee Enterprises, Inc.	250	5,993
Rush Enterprises, Inc. — Class A*	287	5,932
Dycom Industries, Inc.*	291	5,762
CIRCOR International, Inc.	144	5,701
Astec Industries, Inc.	171	5,699
Standex International Corp.	110	5,642
G&K Services, Inc. — Class A	164	5,601
TrueBlue, Inc.*	346	5,450
Sauer-Danfoss, Inc.	102	5,444
SkyWest, Inc.	435	5,420
Rexnord Corp.*	250	5,325
Heartland Express, Inc.	405	5,293
Wabash National Corp.*	587	5,265
Albany International Corp. — Class A	232	5,262
Cascade Corp.	81	5,208
Altra Holdings, Inc.	231	5,094
Sykes Enterprises, Inc.*	326	4,962
Navigant Consulting, Inc.*	443	4,944
Viad Corp.	173	4,699
Nortek, Inc.*	70	4,638
GenCorp, Inc.*	504	4,612
Trex Company, Inc.*	122	4,542
American Science & Engineering, Inc.	69	4,499
Hyster-Yale Materials Handling, Inc.	92	4,490
Griffon Corp.	388	4,446
Sun Hydraulics Corp.	170	4,434
Great Lakes Dredge & Dock Corp.	494	4,411
John Bean Technologies Corp.	248	4,407
Quad/Graphics, Inc.	211	4,302
Resources Connection, Inc.	359	4,286
GeoEye, Inc.*	139	4,271
Taser International, Inc.*	472	4,220
Gibraltar Industries, Inc.*	264	4,203
Gorman-Rupp Co.	140	4,176
Encore Wire Corp.	137	4,152
Layne Christensen Co.*	170	4,126
Tutor Perini Corp.*	301	4,124
MYR Group, Inc.*	183	4,072
Federal Signal Corp.*	534	4,064
ICF International, Inc.*	168	3,938
Comfort Systems USA, Inc.	321	3,903
Meritor, Inc.*	821	3,883
Primoris Services Corp.	256	3,850
DXP Enterprises, Inc.*	78	3,827
Textainer Group Holdings Ltd.	118	3,712
InnerWorkings, Inc.*	267	3,679
H&E Equipment Services, Inc.	243	3,662
Titan Machinery, Inc.*	146	3,606
US Ecology, Inc.	150	3,531
Kelly Services, Inc. — Class A	222	3,494
LB Foster Co. — Class A	80	3,475
Ennis, Inc.	224	3,465
Kforce, Inc.	239	3,425
AAON, Inc.	159	3,318
Aerovironment, Inc.*	151	3,283
Greenbrier Companies, Inc.*	203	3,283
Powell Industries, Inc.*	79	3,281
Kimball International, Inc. — Class B	281	3,262
Mistras Group, Inc.*	130	3,210
Celadon Group, Inc.	177	3,198
Saia, Inc.*	131	3,029
Standard Parking Corp.*	133	2,925
Thermon Group Holdings, Inc.*	126	2,839
Hawaiian Holdings, Inc.*	431	2,832
Columbus McKinnon Corp.*	171	2,825
National Presto Industries, Inc.	39	2,695
Multi-Color Corp.	111	2,663
Douglas Dynamics, Inc.	185	2,662
KEYW Holding Corp.*	206	2,614
XPO Logistics, Inc.*	150	2,607
GP Strategies Corp.*	126	2,602
American Railcar Industries, Inc.	82	2,602
Kadant, Inc.*	95	2,518
Consolidated Graphics, Inc.*	72	2,514
Astronics Corp.*	109	2,494
EnerNOC, Inc.*	212	2,491
CAI International, Inc.*	111	2,436

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 46.4% (continued)
Industrials - 7.2% (continued)
Global Power Equipment Group, Inc.	142	$2,435
Marten Transport Ltd.	132	2,427
FreightCar America, Inc.	106	2,377
Heidrick & Struggles International, Inc.	155	2,365
Republic Airways Holdings, Inc.*	412	2,340
Aceto Corp.	230	2,309
Echo Global Logistics, Inc.*	127	2,282
American Woodmark Corp.*	82	2,281
Capstone Turbine Corp.*,1	2,525	2,247
Roadrunner Transportation Systems, Inc.*	121	2,195
Barrett Business Services, Inc.	57	2,171
Builders FirstSource, Inc.*	375	2,093
EnergySolutions, Inc.*	665	2,075
Arkansas Best Corp.	217	2,072
NCI Building Systems, Inc.*	149	2,071
Wesco Aircraft Holdings, Inc.*	156	2,061
Lydall, Inc.*	140	2,008
CDI Corp.	114	1,953
Insteel Industries, Inc.	156	1,947
Houston Wire & Cable Co.	155	1,902
Zipcar, Inc.*	230	1,895
Michael Baker Corp.	76	1,895
CBIZ, Inc.*,1	320	1,891
Northwest Pipe Co.*	79	1,885
Odyssey Marine Exploration, Inc.*	622	1,847
Air Transport Services Group, Inc.*	449	1,800
Alamo Group, Inc.	55	1,795
SeaCube Container Leasing Ltd.	92	1,734
Kratos Defense & Security Solutions, Inc.*	344	1,730
Commercial Vehicle Group, Inc.*	210	1,724
CRA International, Inc.*	87	1,720
Furmanite Corp.*	316	1,697
Proto Labs, Inc.*	43	1,695
Park-Ohio Holdings Corp.*	79	1,683
Graham Corp.	86	1,677
Swisher Hygiene, Inc.*	954	1,670
Pendrell Corp.*	1,314	1,669
Orion Marine Group, Inc.*	227	1,659
Ameresco, Inc. — Class A*	168	1,648
Dynamic Materials Corp.	118	1,640
RPX Corp.*	181	1,636
PMFG, Inc.*	179	1,627
Argan, Inc.	88	1,584
Patriot Transportation Holding, Inc.*	54	1,535
Franklin Covey Co.*	118	1,522
Ampco-Pittsburgh Corp.	76	1,518
LMI Aerospace, Inc.*	78	1,509
Miller Industries, Inc.	98	1,495
Sterling Construction Company, Inc.*	143	1,421
Flow International Corp.*	404	1,414
Pike Electric Corp.	148	1,413
Casella Waste Systems, Inc. — Class A*	321	1,406
TMS International Corp. — Class A*	111	1,390
Schawk, Inc. — Class A	103	1,355
NN, Inc.*	144	1,319
Twin Disc, Inc.	75	1,307
Energy Recovery, Inc.*	379	1,289
Hurco Companies, Inc.*	56	1,288
Accuride Corp.*	399	1,281
Met-Pro Corp.	131	1,269
Preformed Line Products Co.	21	1,248
WageWorks, Inc.*	70	1,246
Hudson Global, Inc.*	278	1,245
Cenveo, Inc.*,1	455	1,229
LSI Industries, Inc.	168	1,178
Acorn Energy, Inc.	150	1,172
Pacer International, Inc.*	300	1,170
FuelCell Energy, Inc.*,1	1,275	1,169
Quality Distribution, Inc.*	180	1,080
Rand Logistics, Inc.*	160	1,039
VSE Corp.	42	1,029
Dolan Co.*	262	1,019
Hardinge, Inc.	100	994
AT Cross Co. — Class A*	91	981
Courier Corp.	87	957
Heritage-Crystal Clean, Inc.*	63	946
Genco Shipping & Trading Ltd.*,1	265	925
Edgen Group, Inc. — Class A*	130	918
Vicor Corp.*	167	905
Eastern Co.	57	902
American Superconductor Corp.*	337	883
ARC Document Solutions, Inc.*	320	819
Performant Financial Corp.*	80	808
API Technologies Corp.*	270	794
Universal Truckload Services, Inc.	42	767
PGT, Inc.*	170	765
TRC Companies, Inc.*	131	762
Intersections, Inc.	80	758
International Shipholding Corp.	45	742
NL Industries, Inc.	63	721
Willis Lease Finance Corp.*	50	716
Hill International, Inc.*	190	695
Coleman Cable, Inc.	75	695
Metalico, Inc.*	338	662
Patrick Industries, Inc.*	40	622
CPI Aerostructures, Inc.*	60	601
CECO Environmental Corp.	60	597
BlueLinx Holdings, Inc.*	200	562
Sypris Solutions, Inc.	89	352
SIFCO Industries, Inc.	19	299
Omega Flex, Inc.	21	260
Enphase Energy, Inc.*	70	256
Compx International, Inc.	16	223
Total Industrials		1,577,388
Consumer Discretionary - 6.6%
Warnaco Group, Inc.*	346	24,763
Brunswick Corp.	758	22,051
Domino's Pizza, Inc.	491	21,384
Six Flags Entertainment Corp.	331	20,257
Dana Holding Corp.	1,248	19,482
Sotheby's	570	19,163

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 46.4% (continued)
Consumer Discretionary - 6.6% (continued)
Tenneco, Inc.*	517	$18,152
Life Time Fitness, Inc.*	360	17,716
HSN, Inc.	319	17,571
Pool Corp.	412	17,436
Rent-A-Center, Inc.	506	17,386
Wolverine World Wide, Inc.	410	16,802
Vail Resorts, Inc.	305	16,497
Pier 1 Imports, Inc.	823	16,460
Cabela's, Inc.*	391	16,323
Cheesecake Factory, Inc.	463	15,149
ANN, Inc.*	418	14,144
Vitamin Shoppe, Inc.*	246	14,111
Coinstar, Inc.*,1	269	13,991
Steven Madden Ltd.*	329	13,907
Ryland Group, Inc.	380	13,870
Cooper Tire & Rubber Co.	530	13,441
Men's Wearhouse, Inc.	430	13,398
Iconix Brand Group, Inc.*	598	13,347
Select Comfort Corp.*	485	12,692
Lumber Liquidators Holdings, Inc.*	231	12,204
MDC Holdings, Inc.	323	11,873
Group 1 Automotive, Inc.	191	11,841
Hibbett Sports, Inc.*	224	11,805
Lions Gate Entertainment Corp.*	715	11,726
Express, Inc.*	765	11,544
Fifth & Pacific Companies, Inc.*	919	11,442
Genesco, Inc.*	207	11,385
Buffalo Wild Wings, Inc.*	156	11,360
Live Nation Entertainment, Inc.*	1,180	10,986
Crocs, Inc.*	755	10,864
Meredith Corp.[1]	314	10,818
Penske Automotive Group, Inc.	359	10,802
Ryman Hospitality Properties	280	10,759
Jack in the Box, Inc.*	373	10,668
Cracker Barrel Old Country Store, Inc.	166	10,667
Buckle, Inc.[1]	237	10,580
Hillenbrand, Inc.	463	10,468
Arbitron, Inc.	221	10,316
KB Home[1]	647	10,223
Bob Evans Farms, Inc.	252	10,130
Jos. A. Bank Clothiers, Inc.*	237	10,091
Meritage Homes Corp.*	264	9,860
New York Times Co. — Class A*	1,152	9,827
Saks, Inc.*,1	932	9,796
Orient-Express Hotels Ltd. — Class A*	819	9,574
Children's Place Retail Stores, Inc.*	210	9,301
Marriott Vacations Worldwide Corp.*	220	9,167
Helen of Troy Ltd.*	270	9,015
Shutterfly, Inc.*	301	8,990
Aeropostale, Inc.*	691	8,990
Monro Muffler Brake, Inc.[1]	257	8,987
Texas Roadhouse, Inc. — Class A	529	8,887
DineEquity, Inc.*	130	8,710
Valassis Communications, Inc.[1]	331	8,533
Pinnacle Entertainment, Inc.*	536	8,484
Finish Line, Inc. — Class A	434	8,216
Regis Corp.	482	8,155
Papa John's International, Inc.*	148	8,131
WMS Industries, Inc.*	460	8,050
Grand Canyon Education, Inc.*	339	7,956
Office Depot, Inc.*	2,411	7,908
Jones Group, Inc.	688	7,609
Francesca's Holdings Corp.*,1	292	7,580
Matthews International Corp. — Class A	235	7,544
Sturm Ruger & Company, Inc.[1]	166	7,536
Ascent Capital Group, Inc. — Class A*	121	7,495
Asbury Automotive Group, Inc.*	233	7,463
Ameristar Casinos, Inc.	282	7,400
Dorman Products, Inc.	206	7,280
Standard Pacific Corp.*,1	978	7,188
OfficeMax, Inc.	736	7,183
Churchill Downs, Inc.	108	7,177
Sonic Automotive, Inc. — Class A	338	7,061
Lithia Motors, Inc. — Class A	182	6,810
BJ's Restaurants, Inc.*	207	6,810
National CineMedia, Inc.	478	6,754
SHFL Entertainment, Inc.*	460	6,670
Brown Shoe Company, Inc.	362	6,650
Scholastic Corp.	218	6,444
Stage Stores, Inc.	260	6,443
International Speedway Corp. — Class A	232	6,408
American Axle & Manufacturing Holdings, Inc.*	569	6,373
Cato Corp. — Class A	230	6,309
Interval Leisure Group, Inc.	325	6,302
Steiner Leisure Ltd.*	130	6,265
La-Z-Boy, Inc.	436	6,169
Belo Corp. — Class A	788	6,045
Hovnanian Enterprises, Inc. — Class A*,1	853	5,971
Skechers U.S.A., Inc. — Class A*	318	5,883
Oxford Industries, Inc.	125	5,795
True Religion Apparel, Inc.	220	5,592
Strayer Education, Inc.	98	5,505
AFC Enterprises, Inc.*	210	5,487
American Public Education, Inc.*,1	151	5,453
Drew Industries, Inc.	169	5,450
CEC Entertainment, Inc.	163	5,410
Columbia Sportswear Co.[1]	101	5,389
Sinclair Broadcast Group, Inc. — Class A	426	5,376
Ethan Allen Interiors, Inc.	209	5,373
Sonic Corp.*	509	5,299
Stewart Enterprises, Inc. — Class A	636	4,859
G-III Apparel Group Ltd.*	138	4,724
M/I Homes, Inc.*	177	4,691
Quiksilver, Inc.*	1,103	4,688
K12, Inc.*	229	4,681
Krispy Kreme Doughnuts, Inc.*	499	4,681

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 46.4% (continued)
Consumer Discretionary - 6.6% (continued)
Red Robin Gourmet Burgers, Inc.*	132	$4,658
Smith & Wesson Holding Corp.*	544	4,591
American Greetings Corp. — Class A1	271	4,577
Movado Group, Inc.	149	4,571
Core-Mark Holding Company, Inc.	95	4,499
iRobot Corp.*	239	4,479
Pep Boys-Manny Moe & Jack	442	4,345
Vera Bradley, Inc.*,1	172	4,317
Ruby Tuesday, Inc.*	539	4,237
Winnebago Industries, Inc.*	247	4,231
Scientific Games Corp. — Class A*	483	4,188
Conn's, Inc.*	135	4,142
Fred's, Inc. — Class A	306	4,073
Blue Nile, Inc.*	105	4,043
Denny's Corp.*	812	3,963
Superior Industries International, Inc.	191	3,896
Maidenform Brands, Inc.*	194	3,781
rue21, Inc.*	133	3,776
Tumi Holdings, Inc.*	180	3,753
Arctic Cat, Inc.*	112	3,740
Standard Motor Products, Inc.	168	3,733
Zumiez, Inc.*,1	191	3,707
LeapFrog Enterprises, Inc. — Class A*	422	3,642
Beazer Homes USA, Inc.*	212	3,581
Barnes & Noble, Inc.*	236	3,561
Callaway Golf Co.	545	3,543
Multimedia Games Holding Company, Inc.*	233	3,427
Libbey, Inc.*	177	3,425
Hot Topic, Inc.	352	3,397
Gentherm, Inc.*	254	3,378
Modine Manufacturing Co.*	392	3,187
Boyd Gaming Corp.*,1	473	3,141
Biglari Holdings, Inc.*	8	3,120
Cavco Industries, Inc.*	61	3,049
Capella Education Co.*	105	2,964
Five Below, Inc.*	90	2,884
Caribou Coffee Company, Inc.*	176	2,849
NACCO Industries, Inc. — Class A	46	2,792
EW Scripps Co. — Class A*	256	2,767
Haverty Furniture Companies, Inc.	161	2,626
Digital Generation, Inc.*	240	2,606
America's Car-Mart, Inc.*	63	2,553
Bloomin' Brands, Inc.*	160	2,502
MDC Partners, Inc. — Class A	219	2,475
Shoe Carnival, Inc.	120	2,459
Universal Electronics, Inc.*	126	2,438
Destination Maternity Corp.	112	2,415
Carmike Cinemas, Inc.*	160	2,400
JAKKS Pacific, Inc.	191	2,391
Exide Technologies*	665	2,274
Harte-Hanks, Inc.	385	2,272
Mattress Firm Holding Corp.*	92	2,257
Bravo Brio Restaurant Group, Inc.*	167	2,243
Tuesday Morning Corp.*	355	2,219
Ruth's Hospitality Group, Inc.*	301	2,188
Caesars Entertainment Corp.*	307	2,124
Wet Seal, Inc. — Class A*	767	2,117
Marcus Corp.	169	2,107
Perry Ellis International, Inc.	105	2,090
Fisher Communications, Inc.	77	2,078
Town Sports International Holdings, Inc.	195	2,077
Fiesta Restaurant Group, Inc.*	133	2,038
NutriSystem, Inc.	246	2,015
Journal Communications, Inc. — Class A*	361	1,953
Central European Media Enterprises Ltd. — Class A*	315	1,931
LIN TV Corp. — Class A*	256	1,928
PetMed Express, Inc.	172	1,909
Fuel Systems Solutions, Inc.*	127	1,867
CSS Industries, Inc.	85	1,861
Citi Trends, Inc.*	133	1,830
Big 5 Sporting Goods Corp.	139	1,821
Universal Technical Institute, Inc.	181	1,817
World Wrestling Entertainment, Inc. — Class A	226	1,783
RadioShack Corp.[1]	840	1,781
Stein Mart, Inc.	233	1,757
Speedway Motorsports, Inc.	97	1,730
Zagg, Inc.*	224	1,649
Corinthian Colleges, Inc.*,1	664	1,620
McClatchy Co. — Class A*,1	492	1,609
Unifi, Inc.*	121	1,574
MarineMax, Inc.*	174	1,556
Career Education Corp.*	440	1,549
Carriage Services, Inc. — Class A	130	1,543
Casual Male Retail Group, Inc.*	361	1,516
Rentrak Corp.*	77	1,501
Black Diamond, Inc.*	182	1,492
Bridgepoint Education, Inc.*,1	144	1,483
Entercom Communications Corp. — Class A*	210	1,466
Saga Communications, Inc. — Class A	31	1,442
Spartan Motors, Inc.	290	1,430
Cumulus Media, Inc. — Class A*	524	1,399
West Marine, Inc.*	130	1,398
Overstock.com, Inc.*	97	1,388
Body Central Corp.*	138	1,374
Blyth, Inc.	88	1,368
Mac-Gray Corp.	108	1,355
Weyco Group, Inc.	58	1,355
Bon-Ton Stores, Inc.	111	1,345
Chuy's Holdings, Inc.*	60	1,340
Hooker Furniture Corp.	90	1,308
Vitacost.com, Inc.*	190	1,288
Federal-Mogul Corp.*	160	1,283
Jamba, Inc.*	570	1,277
Steinway Musical Instruments, Inc.*	60	1,269
ReachLocal, Inc.*	97	1,252
bebe stores, Inc.	313	1,249
Bassett Furniture Industries, Inc.	100	1,247

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 46.4% (continued)
Consumer Discretionary - 6.6% (continued)
Stoneridge, Inc.*	238	$1,219
Kirkland's, Inc.*	115	1,218
Daily Journal Corp.*	13	1,203
Kayak Software Corp.*	30	1,192
Luby's, Inc.*	176	1,177
Bluegreen Corp.*	120	1,126
Lincoln Educational Services Corp.	196	1,096
Tilly's, Inc. — Class A*	80	1,079
RG Barry Corp.	76	1,077
Skullcandy, Inc.*	137	1,067
Global Sources Ltd.*	163	1,056
Gordmans Stores, Inc.*	70	1,051
Culp, Inc.	70	1,051
Morgans Hotel Group Co.*	188	1,042
VOXX International Corp. — Class A*	154	1,036
Cherokee, Inc.	75	1,028
Nexstar Broadcasting Group, Inc. — Class A*	97	1,027
hhgregg, Inc.*,1	143	1,004
Isle of Capri Casinos, Inc.*	177	991
Education Management Corp.*	224	981
Outdoor Channel Holdings, Inc.	126	958
Systemax, Inc.	99	955
Red Lion Hotels Corp.*	121	955
Sealy Corp.*,1	427	927
Johnson Outdoors, Inc. — Class A*	45	896
Lifetime Brands, Inc.	84	891
New York & Company, Inc.*	232	884
Delta Apparel, Inc.*	63	881
Monarch Casino & Resort, Inc.*	80	873
Flexsteel Industries, Inc.	40	858
Winmark Corp.	15	855
Reading International, Inc. — Class A*	140	841
MTR Gaming Group, Inc.*	194	809
1-800-Flowers.com, Inc. — Class A*	219	804
Carrols Restaurant Group, Inc.*	133	795
K-Swiss, Inc. — Class A*	236	793
Ignite Restaurant Group, Inc.*	60	780
Del Frisco's Restaurant Group, Inc.*	50	780
Einstein Noah Restaurant Group, Inc.	58	708
Entravision Communications Corp. — Class A	426	707
Nathan's Famous, Inc.*	19	640
Geeknet, Inc.*	39	628
Premier Exhibitions, Inc.*	222	602
Martha Stewart Living Omnimedia — Class A*	234	573
Marine Products Corp.	98	561
Frisch's Restaurants, Inc.	30	555
Shiloh Industries, Inc.	53	546
Crown Media Holdings, Inc. — Class A*	291	538
Orbitz Worldwide, Inc.*	194	528
Collectors Universe, Inc.	50	502
Salem Communications Corp. — Class A	90	491
Tower International, Inc.*	48	386
National American University Holdings, Inc.	87	335
Perfumania Holdings, Inc.*	48	236
CafePress, Inc.*	40	231
US Auto Parts Network, Inc.*	121	221
Beasley Broadcasting Group, Inc. — Class A	41	200
Orchard Supply Hardware Stores Corp. — Class A*	20	148
Value Line, Inc.	8	72
Total Consumer Discretionary		1,433,385
Health Care - 5.6%
Pharmacyclics, Inc.*	456	26,403
Cubist Pharmaceuticals, Inc.*	535	22,502
athenahealth, Inc.*	300	22,036
Alkermes plc*	1,033	19,131
HMS Holdings Corp.*	733	19,000
Jazz Pharmaceuticals plc*	356	18,938
Cepheid, Inc.*	557	18,832
Seattle Genetics, Inc.*,1	805	18,676
Centene Corp.*	440	18,040
WellCare Health Plans, Inc.*	368	17,918
Haemonetics Corp.*	424	17,315
HealthSouth Corp.*	811	17,119
STERIS Corp.	490	17,017
Align Technology, Inc.*	610	16,927
Arena Pharmaceuticals, Inc.*,1	1,837	16,570
West Pharmaceutical Services, Inc.	290	15,878
Owens & Minor, Inc.	536	15,282
PAREXEL International Corp.*	502	14,853
ViroPharma, Inc.*	596	13,565
PSS World Medical, Inc.*	422	12,187
Cyberonics, Inc.*	231	12,133
Questcor Pharmaceuticals, Inc.[1]	453	12,104
Air Methods Corp.	324	11,952
Impax Laboratories, Inc.*	568	11,638
MWI Veterinary Supply, Inc.*	104	11,440
Chemed Corp.	166	11,386
Theravance, Inc.*	509	11,335
Vivus, Inc.*,1	840	11,273
Magellan Health Services, Inc.*	230	11,270
Medicines Co.*	469	11,242
HeartWare International, Inc.*	126	10,578
Volcano Corp.*	447	10,554
Immunogen, Inc.*,1	705	8,989
Neogen Corp.*	196	8,883
Isis Pharmaceuticals, Inc.*	849	8,881
Masimo Corp.	418	8,782
Insulet Corp.*	403	8,552
Acorda Therapeutics, Inc.*	336	8,353
PDL BioPharma, Inc.[1]	1,184	8,347
MedAssets, Inc.*	488	8,184
Hanger, Inc.*	297	8,126

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 46.4% (continued)
Health Care - 5.6% (continued)
ArthroCare Corp.*	232	$8,025
Amsurg Corp. — Class A*	267	8,013
DexCom, Inc.*	582	7,921
Auxilium Pharmaceuticals, Inc.*	412	7,634
Medidata Solutions, Inc.*	190	7,446
Analogic Corp.	100	7,430
Infinity Pharmaceuticals, Inc.*	209	7,315
Nektar Therapeutics*	973	7,210
Alnylam Pharmaceuticals, Inc.*	395	7,209
Meridian Bioscience, Inc.	354	7,169
Exelixis, Inc.*,1	1,555	7,106
Ironwood Pharmaceuticals, Inc. — Class A*	635	7,042
Molina Healthcare, Inc.*	259	7,009
Sunrise Senior Living, Inc.*	487	7,003
Team Health Holdings, Inc.*	243	6,991
Wright Medical Group, Inc.*	330	6,927
Dendreon Corp.*,1	1,300	6,864
CONMED Corp.	243	6,792
Abaxis, Inc.	183	6,789
NPS Pharmaceuticals, Inc.*	730	6,643
ICU Medical, Inc.*	109	6,641
Endologix, Inc.*	466	6,636
Emeritus Corp.*	265	6,551
Akorn, Inc.*	485	6,480
Integra LifeSciences Holdings Corp.*	166	6,469
Orthofix International N.V.*	163	6,411
Bio-Reference Labs, Inc.*	211	6,054
Luminex Corp.*	359	6,017
Quality Systems, Inc.	344	5,972
Affymax, Inc.*	305	5,795
Conceptus, Inc.*	272	5,715
Exact Sciences Corp.*	538	5,697
Spectrum Pharmaceuticals, Inc.[1]	505	5,651
NuVasive, Inc.*	365	5,643
Accretive Health, Inc.*	473	5,468
Cantel Medical Corp.	183	5,441
IPC The Hospitalist Company, Inc.*	137	5,440
Aegerion Pharmaceuticals, Inc.*	214	5,433
InterMune, Inc.*	559	5,417
Halozyme Therapeutics, Inc.*	765	5,133
Santarus, Inc.*	464	5,095
Landauer, Inc.	82	5,019
Merit Medical Systems, Inc.*	358	4,976
Computer Programs & Systems, Inc.	98	4,933
Kindred Healthcare, Inc.*	449	4,858
Rigel Pharmaceuticals, Inc.*	726	4,719
Momenta Pharmaceuticals, Inc.*	399	4,700
NxStage Medical, Inc.*	416	4,680
Sequenom, Inc.*,1	967	4,564
Greatbatch, Inc.*	196	4,555
Quidel Corp.*	241	4,499
Capital Senior Living Corp.*	238	4,448
Acadia Healthcare Company, Inc.*	190	4,433
Invacare Corp.	269	4,385
Opko Health, Inc.*,1	902	4,339
Spectranetics Corp.*	291	4,298
Omnicell, Inc.*	284	4,223
Dynavax Technologies Corp.*,1	1,471	4,207
Synageva BioPharma Corp.*	90	4,166
Neurocrine Biosciences, Inc.*	555	4,151
National Healthcare Corp.	88	4,138
HealthStream, Inc.*	170	4,133
Achillion Pharmaceuticals, Inc.*	508	4,074
BioScrip, Inc.*	375	4,039
AMN Healthcare Services, Inc.*	347	4,008
MAKO Surgical Corp.*	310	3,990
Lexicon Pharmaceuticals, Inc.*	1,790	3,974
Ensign Group, Inc.	145	3,943
Accuray, Inc.*	605	3,890
ABIOMED, Inc.*,1	288	3,876
MAP Pharmaceuticals, Inc.*	238	3,739
Atrion Corp.	19	3,724
Idenix Pharmaceuticals, Inc.*	760	3,686
Genomic Health, Inc.*	135	3,680
Emergent Biosolutions, Inc.*	229	3,673
Optimer Pharmaceuticals, Inc.*	400	3,620
PharMerica Corp.*	247	3,517
ExamWorks Group, Inc.*	248	3,470
Antares Pharma, Inc.*	906	3,452
Celldex Therapeutics, Inc.*	499	3,348
OraSure Technologies, Inc.*	464	3,332
Hi-Tech Pharmacal Company, Inc.	94	3,288
Symmetry Medical, Inc.*	309	3,251
Vanguard Health Systems, Inc.*	264	3,234
Healthways, Inc.*	290	3,103
Triple-S Management Corp. — Class B*	167	3,084
AVANIR Pharmaceuticals, Inc. — Class A*,1	1,144	3,009
Fluidigm Corp.*	209	2,991
Ligand Pharmaceuticals, Inc. — Class B*	144	2,987
Dyax Corp.*	832	2,895
Depomed, Inc.*	467	2,891
Amedisys, Inc.*	256	2,885
LHC Group, Inc.*	135	2,876
Cambrex Corp.*	249	2,834
Synta Pharmaceuticals Corp.*,1	314	2,832
Select Medical Holdings Corp.	300	2,829
Array BioPharma, Inc.*	752	2,797
XenoPort, Inc.*	358	2,782
Natus Medical, Inc.*	247	2,761
Orexigen Therapeutics, Inc.*,1	520	2,740
Universal American Corp.	316	2,714
Sangamo Biosciences, Inc.*	449	2,698
Pacira Pharmaceuticals, Inc.*	154	2,690
Gentiva Health Services, Inc.*	266	2,673
AVEO Pharmaceuticals, Inc.*	332	2,673
US Physical Therapy, Inc.	97	2,671
AMAG Pharmaceuticals, Inc.*	179	2,633
Corvel Corp.*	57	2,555
SurModics, Inc.*	111	2,482
Cadence Pharmaceuticals, Inc.*	517	2,476
Raptor Pharmaceutical Corp.*	416	2,434
Repros Therapeutics, Inc.*	150	2,363

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 46.4% (continued)
Health Care - 5.6% (continued)
ZIOPHARM Oncology, Inc.*	562	$2,338
AngioDynamics, Inc.*	211	2,319
Curis, Inc.*	672	2,305
Astex Pharmaceuticals*	789	2,296
Navidea Biopharmaceuticals, Inc.*,1	810	2,292
Endocyte, Inc.*	255	2,290
Tornier N.V.*	132	2,216
Obagi Medical Products, Inc.*	163	2,215
MannKind Corp.*	951	2,197
Vascular Solutions, Inc.*	137	2,165
SciClone Pharmaceuticals, Inc.*	486	2,095
RTI Biologics, Inc.*	470	2,007
Cynosure, Inc. — Class A*	83	2,001
Staar Surgical Co.*	317	1,934
Clovis Oncology, Inc.*	120	1,920
Affymetrix, Inc.*,1	598	1,896
Vical, Inc.*	649	1,889
Cardiovascular Systems, Inc.*	149	1,870
Novavax, Inc.*,1	985	1,862
Synergy Pharmaceuticals, Inc.*	350	1,841
Five Star Quality Care, Inc.*	364	1,824
Young Innovations, Inc.	46	1,813
Providence Service Corp.*	106	1,801
OncoGenex Pharmaceutical, Inc.*	126	1,653
XOMA Corp.*,1	690	1,653
Repligen Corp.*	260	1,635
Immunomedics, Inc.*	552	1,612
Assisted Living Concepts, Inc. — Class A	165	1,609
Threshold Pharmaceuticals, Inc.*	380	1,600
PhotoMedex, Inc.*,1	110	1,596
Enzon Pharmaceuticals, Inc.	357	1,582
Geron Corp.*	1,119	1,578
Keryx Biopharmaceuticals, Inc.*,1	600	1,572
Palomar Medical Technologies, Inc.*	170	1,566
Solta Medical, Inc.*	579	1,546
Unilife Corp.*,1	678	1,539
Vocera Communications, Inc.*	60	1,506
CryoLife, Inc.	237	1,477
Cerus Corp.*	463	1,463
Almost Family, Inc.	70	1,418
National Research Corp.	26	1,409
Rockwell Medical Technologies, Inc.*	174	1,401
Arqule, Inc.*	497	1,387
Sagent Pharmaceuticals, Inc.*	86	1,384
Epocrates, Inc.*	154	1,358
NewLink Genetics Corp.*	105	1,313
Cytori Therapeutics, Inc.*	464	1,308
Exactech, Inc.*	76	1,288
Furiex Pharmaceuticals, Inc.*	65	1,252
Osiris Therapeutics, Inc.*	138	1,239
Merge Healthcare, Inc.*	498	1,230
Omeros Corp.*	226	1,173
Pozen, Inc.*	225	1,127
Cross Country Healthcare, Inc.*	225	1,080
Chindex International, Inc.*	102	1,071
Skilled Healthcare Group, Inc. — Class A*	166	1,057
Greenway Medical Technologies*	68	1,044
Trius Therapeutics, Inc.*	215	1,028
Targacept, Inc.*	229	1,003
Anika Therapeutics, Inc.*	100	994
Hansen Medical, Inc.*,1	467	971
GTx, Inc.*	228	958
Sunesis Pharmaceuticals, Inc.*	227	953
Harvard Bioscience, Inc.*	216	946
Globus Medical, Inc. — Class A*	90	944
Oncothyreon, Inc.*	485	931
Rochester Medical Corp.*	90	907
Utah Medical Products, Inc.	25	901
Vanda Pharmaceuticals, Inc.*	243	899
Derma Sciences, Inc.*	80	889
Agenus, Inc.*	210	861
Pain Therapeutics, Inc.	317	859
AtriCure, Inc.*	121	835
ImmunoCellular Therapeutics Ltd.*	430	826
SIGA Technologies, Inc.*,1	304	796
Biotime, Inc.*	253	794
Ampio Pharmaceuticals, Inc.*	221	793
Merrimack Pharmaceuticals, Inc.*	130	792
Discovery Laboratories, Inc.*	370	781
BioDelivery Sciences International, Inc.*	180	776
Progenics Pharmaceuticals, Inc.*	260	775
Alphatec Holdings, Inc.*	467	771
Biospecifics Technologies Corp.*	51	762
Coronado Biosciences, Inc.*	160	722
Horizon Pharma, Inc.*	307	715
Amicus Therapeutics, Inc.*	258	691
Anacor Pharmaceuticals, Inc.*	132	686
Zeltiq Aesthetics, Inc.*	148	685
TESARO, Inc.*	40	678
Lannett Company, Inc.*	135	670
Pernix Therapeutics Holdings*	85	659
EnteroMedics, Inc.*	230	644
PDI, Inc.*	82	623
Zogenix, Inc.*	461	613
Corcept Therapeutics, Inc.*	417	596
Maxygen, Inc.	242	595
BioCryst Pharmaceuticals, Inc.*	418	594
Durata Therapeutics, Inc.*	70	535
Pacific Biosciences of California, Inc.*	308	524
Transcept Pharmaceuticals, Inc.*	115	512
ChemoCentryx, Inc.*	45	492
Verastem, Inc.*	56	492
Codexis, Inc.*	219	484
Sucampo Pharmaceuticals, Inc. — Class A*	91	446
Cumberland Pharmaceuticals, Inc.*	100	420
Cornerstone Therapeutics, Inc.*	79	374
Hyperion Therapeutics, Inc.*	28	316

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 46.4% (continued)
Health Care - 5.6% (continued)
Cempra, Inc.*	38	$243
Ventrus Biosciences, Inc.*	110	238
Acura Pharmaceuticals, Inc.*	107	238
BG Medicine, Inc.*	94	217
Supernus Pharmaceuticals, Inc.*	30	215
Total Health Care		1,225,252
Energy - 2.8%
Dril-Quip, Inc.*	344	25,129
Energy XXI Bermuda Ltd.	672	21,633
Oasis Petroleum, Inc.*	673	21,401
Rosetta Resources, Inc.*	446	20,231
Kodiak Oil & Gas Corp.*	2,224	19,682
Helix Energy Solutions Group, Inc.*	896	18,493
Gulfport Energy Corp.*	468	17,887
Bristow Group, Inc.	310	16,635
Lufkin Industries, Inc.	286	16,625
Berry Petroleum Co. — Class A	445	14,930
SemGroup Corp. — Class A*	353	13,796
McMoRan Exploration Co.*,1	859	13,787
Western Refining, Inc.[1]	488	13,756
Arch Coal, Inc.[1]	1,790	13,103
Targa Resources Corp.	247	13,051
Exterran Holdings, Inc.*	555	12,166
Hornbeck Offshore Services, Inc.*	295	10,130
Cloud Peak Energy, Inc.*	513	9,916
Geospace Technologies Corp.*	104	9,242
Northern Oil and Gas, Inc.*,1	532	8,948
Key Energy Services, Inc.*	1,282	8,910
Stone Energy Corp.*	428	8,783
PDC Energy, Inc.*	252	8,369
Hercules Offshore, Inc.*	1,349	8,336
C&J Energy Services, Inc.*	380	8,147
Gulfmark Offshore, Inc. — Class A	225	7,751
Bill Barrett Corp.*	410	7,294
Approach Resources, Inc.*	290	7,253
ION Geophysical Corp.*	1,114	7,252
Carrizo Oil & Gas, Inc.*	341	7,134
Clean Energy Fuels Corp.*,1	555	6,910
Ship Finance International Ltd.	410	6,818
CVR Energy, Inc.*	139	6,782
Forest Oil Corp.*	1,000	6,690
Halcon Resources Corp.*	953	6,595
Comstock Resources, Inc.*	411	6,218
Newpark Resources, Inc.*	762	5,982
Swift Energy Co.*	364	5,602
EPL Oil & Gas, Inc.*	232	5,232
Rentech, Inc.	1,925	5,063
Magnum Hunter Resources Corp.*	1,252	4,995
Crosstex Energy, Inc.	347	4,976
TETRA Technologies, Inc.*	653	4,956
Rex Energy Corp.*	365	4,752
Forum Energy Technologies, Inc.*	190	4,703
W&T Offshore, Inc.	292	4,681
Contango Oil & Gas Co.	109	4,617
Parker Drilling Co.*	1,001	4,605
Heckmann Corp.*,1	1,136	4,578
Vaalco Energy, Inc.*	483	4,178
Nordic American Tankers Ltd.	460	4,025
Pioneer Energy Services Corp.*	522	3,790
PHI, Inc.*	111	3,717
Delek US Holdings, Inc.	145	3,671
Resolute Energy Corp.*	414	3,366
Basic Energy Services, Inc.*,1	267	3,046
Tesco Corp.*	263	2,996
Vantage Drilling Co.*	1,618	2,961
Gulf Island Fabrication, Inc.	121	2,908
Quicksilver Resources, Inc.*	990	2,831
Harvest Natural Resources, Inc.*	312	2,830
BPZ Resources, Inc.*,1	889	2,800
Bonanza Creek Energy, Inc.*	95	2,640
Matrix Service Co.*	219	2,519
GasLog Ltd.	200	2,486
PetroQuest Energy, Inc.*	476	2,356
Scorpio Tankers, Inc.*	322	2,289
Triangle Petroleum Corp.*	382	2,288
RigNet, Inc.*	107	2,186
Solazyme, Inc.*	277	2,177
Goodrich Petroleum Corp.*	224	2,088
Penn Virginia Corp.	471	2,077
Endeavour International Corp.*	396	2,051
Clayton Williams Energy, Inc.*	49	1,960
Dawson Geophysical Co.*	71	1,873
Uranium Energy Corp.*	712	1,823
FX Energy, Inc.*	442	1,817
Sanchez Energy Corp.*	100	1,800
Willbros Group, Inc.*	333	1,785
Synergy Resources Corp.*	330	1,779
Warren Resources, Inc.*	604	1,697
Green Plains Renewable Energy, Inc.*	214	1,693
Natural Gas Services Group, Inc.*	101	1,658
Callon Petroleum Co.*	339	1,593
Panhandle Oil and Gas, Inc. — Class A	56	1,581
Teekay Tankers Ltd. — Class A1	535	1,552
Abraxas Petroleum Corp.*,1	701	1,535
Alon USA Energy, Inc.	84	1,520
Mitcham Industries, Inc.*	110	1,499
KiOR, Inc. — Class A*,1	224	1,436
Frontline Ltd.*	436	1,421
Cal Dive International, Inc.*	816	1,412
Midstates Petroleum Company, Inc.*	200	1,378
Evolution Petroleum Corp.*	140	1,138
Knightsbridge Tankers Ltd.	204	1,071
Miller Energy Resources, Inc.*	263	1,041
Isramco, Inc.*	10	1,040
Matador Resources Co.*	123	1,009
Bolt Technology Corp.	70	999
TGC Industries, Inc.	120	983
Apco Oil and Gas International, Inc.	79	972
REX American Resources Corp.*	47	907
Westmoreland Coal Co.*	96	897
Amyris, Inc.*,1	254	792
Adams Resources & Energy, Inc.	22	772
Uranerz Energy Corp.*,1	552	767
Emerald Oil, Inc.*	139	728

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 46.4% (continued)
Energy - 2.8% (continued)
Saratoga Resources, Inc.*	180	$637
Global Geophysical Services, Inc.*	162	624
Gastar Exploration Ltd.*	501	606
Crimson Exploration, Inc.*	180	493
Hallador Energy Co.	55	454
ZaZa Energy Corp.*	210	431
Gevo, Inc.*	262	403
Renewable Energy Group, Inc.*	67	393
Forbes Energy Services Ltd.*	130	329
Ceres, Inc.*	55	250
Total Energy		613,349
Materials - 2.4%
Eagle Materials, Inc.	413	24,160
Louisiana-Pacific Corp.*	1,157	22,353
Coeur d'Alene Mines Corp.*	758	18,646
Chemtura Corp.*	836	17,773
PolyOne Corp.	759	15,499
Sensient Technologies Corp.	428	15,220
HB Fuller Co.	427	14,868
Olin Corp.	680	14,682
Hecla Mining Co.	2,417	14,091
Stillwater Mining Co.*	983	12,563
Minerals Technologies, Inc.	304	12,136
Georgia Gulf Corp.[1]	293	12,094
Worthington Industries, Inc.	443	11,515
Schweitzer-Mauduit International, Inc.	266	10,381
Kaiser Aluminum Corp.	163	10,055
Texas Industries, Inc.*	194	9,896
Buckeye Technologies, Inc.	336	9,647
Graphic Packaging Holding Co.*	1,425	9,205
SunCoke Energy, Inc.*	590	9,197
Balchem Corp.	249	9,064
Resolute Forest Products*,1	680	9,003
Innophos Holdings, Inc.	182	8,463
Stepan Co.	142	7,887
KapStone Paper and Packaging Corp.	347	7,700
Clearwater Paper Corp.*	193	7,558
A. Schulman, Inc.	254	7,348
American Vanguard Corp.	236	7,333
Globe Specialty Metals, Inc.	524	7,204
McEwen Mining, Inc.*,1	1,827	6,998
Innospec, Inc.	202	6,967
RTI International Metals, Inc.*	252	6,945
Calgon Carbon Corp.*	487	6,906
AMCOL International Corp.	222	6,811
Boise, Inc.	846	6,726
Koppers Holdings, Inc.	174	6,638
Quaker Chemical Corp.	121	6,517
Deltic Timber Corp.	92	6,497
Kraton Performance Polymers, Inc.*	269	6,464
Schnitzer Steel Industries, Inc. — Class A	210	6,369
PH Glatfelter Co.	361	6,310
OM Group, Inc.*	278	6,172
LSB Industries, Inc.*	158	5,596
Haynes International, Inc.	101	5,239
Flotek Industries, Inc.*	424	5,173
Materion Corp.	174	4,486
Headwaters, Inc.*	512	4,383
AK Steel Holding Corp.	930	4,278
Myers Industries, Inc.	281	4,257
Tredegar Corp.	206	4,207
Golden Star Resources Ltd.*,1	2,187	4,024
Neenah Paper, Inc.	138	3,929
Gold Resource Corp.[1]	253	3,899
Horsehead Holding Corp.*	379	3,870
Century Aluminum Co.*	438	3,837
Wausau Paper Corp.	380	3,291
Ferro Corp.*	737	3,081
Hawkins, Inc.	78	3,014
OMNOVA Solutions, Inc.*	391	2,741
Zep, Inc.	186	2,686
Paramount Gold and Silver Corp.*	1,105	2,564
Spartech Corp.*	256	2,322
General Moly, Inc.*,1	571	2,290
AEP Industries, Inc.*	37	2,192
Landec Corp.*	218	2,069
AM Castle & Co.*	138	2,038
Universal Stainless & Alloy*	55	2,022
FutureFuel Corp.	161	1,906
Zoltek Companies, Inc.*	239	1,852
Olympic Steel, Inc.	79	1,749
Noranda Aluminum Holding Corp.	283	1,729
Metals USA Holdings Corp.	94	1,644
US Silica Holdings, Inc.[1]	97	1,623
Midway Gold Corp.*	1,081	1,503
Gold Reserve, Inc. — Class A*	440	1,456
Arabian American Development Co.*	170	1,413
ADA-ES, Inc.*	80	1,350
Vista Gold Corp.*	492	1,328
Golden Minerals Co.*	285	1,308
Chase Corp.	59	1,097
KMG Chemicals, Inc.	62	1,089
UFP Technologies, Inc.*	51	914
US Antimony Corp.*,1	460	810
United States Lime & Minerals, Inc.*	17	801
Handy & Harman Ltd.*	45	678
Revett Minerals, Inc.*	219	618
GSE Holding, Inc.*	71	440
Total Materials		534,657
Consumer Staples - 1.7%
United Natural Foods, Inc.*	419	22,453
Casey's General Stores, Inc.	325	17,259
Hain Celestial Group, Inc.*	307	16,645
TreeHouse Foods, Inc.*	308	16,056
Darling International, Inc.*	998	16,008
Harris Teeter Supermarkets, Inc.	378	14,577
B&G Foods, Inc.	447	12,655
PriceSmart, Inc.	149	11,480
Lancaster Colony Corp.	161	11,140
Universal Corp.	200	9,981

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 46.4% (continued)
Consumer Staples - 1.7% (continued)
Elizabeth Arden, Inc.*	213	$9,586
Boston Beer Company, Inc. — Class A*,1	71	9,546
Sanderson Farms, Inc.	197	9,367
Snyders-Lance, Inc.	370	8,921
Spectrum Brands Holdings, Inc.	198	8,896
Prestige Brands Holdings, Inc.*	429	8,592
Fresh Del Monte Produce, Inc.	326	8,590
Post Holdings, Inc.*	230	7,878
J&J Snack Foods Corp.	121	7,737
Rite Aid Corp.*	5,595	7,609
Vector Group Ltd.	471	7,004
Andersons, Inc.	159	6,821
Boulder Brands, Inc.*	497	6,411
WD-40 Co.	135	6,360
Tootsie Roll Industries, Inc.[1]	204	5,288
Cal-Maine Foods, Inc.	122	4,907
SUPERVALU, Inc.[1]	1,790	4,421
Pilgrim's Pride Corp.*	516	3,741
Weis Markets, Inc.	91	3,564
Dole Food Company, Inc.*	306	3,510
Central Garden and Pet Co. — Class A*	334	3,490
Coca-Cola Bottling Company Consolidated	51	3,391
Star Scientific, Inc.*,1	1,228	3,291
Susser Holdings Corp.*	95	3,277
Chiquita Brands International, Inc.*	391	3,226
Medifast, Inc.*	120	3,167
Spartan Stores, Inc.	182	2,796
Alliance One International, Inc.*	740	2,694
Inter Parfums, Inc.	137	2,666
Harbinger Group, Inc.*	344	2,645
Calavo Growers, Inc.	102	2,571
Diamond Foods, Inc.	185	2,529
Seneca Foods Corp. — Class A*	79	2,402
Pantry, Inc.*	194	2,353
Nash Finch Co.	109	2,320
Village Super Market, Inc. — Class A	68	2,234
Ingles Markets, Inc. — Class A	113	1,950
USANA Health Sciences, Inc.*	48	1,581
Chefs' Warehouse, Inc.*	91	1,439
Nature's Sunshine Products, Inc.	98	1,419
Limoneira Co.	70	1,357
National Beverage Corp.	93	1,357
Revlon, Inc. — Class A*	93	1,349
Annie's, Inc.*	40	1,337
Oil-Dri Corporation of America	47	1,297
Nutraceutical International Corp.	77	1,274
John B Sanfilippo & Son, Inc.	70	1,273
Central European Distribution Corp.*,1	563	1,222
Natural Grocers by Vitamin Cottage, Inc.*	60	1,145
Female Health Co.	159	1,142
Alico, Inc.	30	1,099
Omega Protein Corp.*	169	1,034
Orchids Paper Products Co.	50	1,011
Arden Group, Inc. — Class A	10	900
Farmer Bros Co.*	55	794
Roundy's, Inc.[1]	178	792
Inventure Foods, Inc.*	114	740
Westway Group, Inc.*	110	734
Synutra International, Inc.*	153	708
Griffin Land & Nurseries, Inc.	23	621
Craft Brew Alliance, Inc.*	88	570
Lifeway Foods, Inc.	41	358
Total Consumer Staples		360,558
Utilities - 1.6%
Cleco Corp.	522	20,885
Piedmont Natural Gas Company, Inc.	609	19,068
IDACORP, Inc.	427	18,510
Portland General Electric Co.	641	17,538
WGL Holdings, Inc.	442	17,322
Southwest Gas Corp.	392	16,625
UIL Holdings Corp.	424	15,183
UNS Energy Corp.	339	14,380
New Jersey Resources Corp.	354	14,025
PNM Resources, Inc.	675	13,844
Black Hills Corp.	373	13,555
ALLETE, Inc.	325	13,319
South Jersey Industries, Inc.	253	12,733
Avista Corp.	499	12,031
El Paso Electric Co.	343	10,945
Atlantic Power Corp.[1]	954	10,905
NorthWestern Corp.	303	10,523
MGE Energy, Inc.	200	10,190
Northwest Natural Gas Co.	224	9,901
CH Energy Group, Inc.	127	8,283
Otter Tail Corp.	312	7,800
American States Water Co.	158	7,582
Empire District Electric Co.	363	7,398
Laclede Group, Inc.	191	7,375
California Water Service Group	356	6,533
Chesapeake Utilities Corp.	83	3,768
SJW Corp.	120	3,192
Ormat Technologies, Inc.	154	2,969
Unitil Corp.	114	2,955
Middlesex Water Co.	133	2,601
Connecticut Water Service, Inc.	77	2,293
York Water Co.	104	1,827
Artesian Resources Corp. — Class A	59	1,323
Delta Natural Gas Company, Inc.	60	1,173
Consolidated Water Company Ltd.	123	910
Cadiz, Inc.*	110	871
Genie Energy Ltd. — Class B	119	845
American DG Energy, Inc.*	220	508
Total Utilities		341,688
Telecommunication Services - 0.3%
Cogent Communications Group, Inc.	405	9,168
Cincinnati Bell, Inc.*	1,670	9,151
Consolidated Communications Holdings, Inc.	340	5,413

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 46.4% (continued)
Telecommunication Services - 0.3% (continued)
8x8, Inc.*	600	$4,434
Premiere Global Services, Inc.*	429	4,196
Vonage Holdings Corp.*	1,341	3,178
Shenandoah Telecommunications Co.	200	3,062
Leap Wireless International, Inc.*,1	454	3,019
General Communication, Inc. — Class A*	309	2,963
Atlantic Tele-Network, Inc.	79	2,900
Iridium Communications, Inc.*	420	2,831
magicJack VocalTec Ltd.*	130	2,367
USA Mobility, Inc.	190	2,219
Cbeyond, Inc.*	228	2,061
Hawaiian Telcom Holdco, Inc.*	90	1,755
NTELOS Holdings Corp.	128	1,678
inContact, Inc.*	321	1,663
Fairpoint Communications, Inc.*	186	1,477
Lumos Networks Corp.	139	1,393
Towerstream Corp.*,1	408	1,326
IDT Corp. — Class B	137	1,307
Primus Telecommunications Group, Inc.	111	1,207
ORBCOMM, Inc.*	298	1,168
HickoryTech Corp.	112	1,090
Boingo Wireless, Inc.*	130	982
Neutral Tandem, Inc.	245	630
Total Telecommunication Services		72,638
Total Common Stocks
(Cost $7,995,967)		10,141,948
WARRANTS†† - 0.0%
Magnum Hunter Resources Corp.
$10.50, 08/16/13*	23	–
Total Warrants
(Cost $–)		–
CLOSED-END FUNDS† - 0.0%
Firsthand Technology Value Fund, Inc.*	70	1,221
Total Closed-End Funds
(Cost $1,128)		1,221

	Face Amount
REPURCHASE AGREEMENTS††,2 - 80.4%
HSBC Group issued 12/31/12 at 0.12% due 01/02/13	$6,806,177	6,806,177
Credit Suisse Group issued 12/31/12 at 0.12% due 01/02/13[3]	4,306,551	4,306,551
Deutsche Bank issued 12/31/12 at 0.11% due 01/02/13	3,480,935	3,480,935
Mizuho Financial Group, Inc. issued 12/31/12 at 0.14% due 01/02/13	2,961,015	2,961,015
Total Repurchase Agreements
(Cost $17,554,678)		17,554,678
SECURITIES LENDING COLLATERAL††,4 - 3.9%
Repurchase Agreements
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 12/31/12 at 0.16% due 01/02/13	515,528	515,528
RBS Securities, Inc. issued 12/31/12 at 0.20% due 01/02/13	327,194	327,194
Total Securities Lending Collateral
(Cost $842,722)		842,722
Total Investments - 130.7%
(Cost $26,394,495)		$28,540,569
Other Assets & Liabilities, net - (30.7)%		(6,698,182)
Total Net Assets - 100.0%		$21,842,387

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
March 2013 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $15,319,840)	181	$11,253

	Units
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International January 2013 Russell 2000 Index Swap, Terminating 01/23/13[5] (Notional Value $4,022,542)	4,736	$56,596
Barclays Bank plc January 2013 Russell 2000 Index Swap, Terminating 01/31/13[5] (Notional Value $2,116,283)	2,492	43,580
Credit Suisse Capital, LLC January 2013 Russell 2000 Index Swap, Terminating 01/31/13[5] (Notional Value $1,523,204)	1,793	30,962
(Total Notional Value $7,662,029)		$131,138

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at December 31, 2012 — See Note 4.
[2]	Repurchase Agreements — See Note 3.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2012.
[4]	Securities lending collateral — See Note 4.
[5]	Total Return based on Russell 2000 Index +/- financing at a variable rate.

plc — Public Limited Company

REIT — Real Estate Investment Trust

S&P 500 Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 82.1%
Information Technology - 15.7%
Apple, Inc.	13,396	$7,140,469
International Business Machines Corp.	15,121	2,896,428
Microsoft Corp.	107,839	2,882,536
Google, Inc. — Class A*	3,788	2,687,093
Oracle Corp.	53,512	1,783,020
QUALCOMM, Inc.	24,258	1,504,482
Cisco Systems, Inc.	75,576	1,485,068
Intel Corp.	70,840	1,461,430
Visa, Inc. — Class A	7,418	1,124,421
eBay, Inc.*	16,576	845,708
EMC Corp.*	29,989	758,722
Mastercard, Inc. — Class A	1,519	746,254
Accenture plc — Class A	9,087	604,285
Texas Instruments, Inc.	15,957	493,710
Hewlett-Packard Co.	27,987	398,815
Automatic Data Processing, Inc.	6,904	393,597
Cognizant Technology Solutions Corp. — Class A*	4,270	316,194
Salesforce.com, Inc.*	1,862	313,001
Yahoo!, Inc.*	14,812	294,759
Corning, Inc.	21,038	265,499
Adobe Systems, Inc.*	7,044	265,418
Broadcom Corp. — Class A	7,380	245,090
Intuit, Inc.	3,957	235,442
TE Connectivity Ltd.	6,018	223,389
Motorola Solutions, Inc.	3,993	222,330
Dell, Inc.	20,775	210,451
Applied Materials, Inc.	17,049	195,041
Symantec Corp.*	9,878	185,805
Analog Devices, Inc.	4,286	180,269
Citrix Systems, Inc.*	2,658	174,764
NetApp, Inc.*	5,103	171,206
Altera Corp.	4,567	157,287
Fiserv, Inc.*	1,899	150,078
SanDisk Corp.*	3,445	150,064
Teradata Corp.*	2,401	148,598
Amphenol Corp. — Class A	2,277	147,322
Seagate Technology plc	4,779	145,664
Red Hat, Inc.*	2,749	145,587
Juniper Networks, Inc.*	7,338	144,338
Paychex, Inc.	4,603	143,337
Xilinx, Inc.	3,713	133,297
Western Digital Corp.	3,121	132,611
Fidelity National Information Services, Inc.	3,548	123,506
Xerox Corp.	17,988	122,678
Western Union Co.	8,493	115,590
Autodesk, Inc.*	3,203	113,226
Linear Technology Corp.	3,291	112,881
KLA-Tencor Corp.	2,363	112,857
NVIDIA Corp.	8,895	109,320
F5 Networks, Inc.*	1,119	108,711
CA, Inc.	4,770	104,845
Akamai Technologies, Inc.*	2,524	103,257
Micron Technology, Inc.*	14,484	91,973
Microchip Technology, Inc.	2,772	90,339
Computer Sciences Corp.	2,207	88,390
Lam Research Corp.*	2,442	88,229
VeriSign, Inc.*	2,209	85,753
BMC Software, Inc.*	2,027	80,391
Harris Corp.	1,618	79,217
Electronic Arts, Inc.*	4,345	63,133
LSI Corp.*	7,880	55,790
Molex, Inc.[1]	1,965	53,703
Jabil Circuit, Inc.	2,663	51,369
Total System Services, Inc.	2,292	49,095
FLIR Systems, Inc.	2,132	47,565
SAIC, Inc.	4,034	45,665
Teradyne, Inc.*	2,672	45,130
JDS Uniphase Corp.*	3,329	45,075
First Solar, Inc.*,1	855	26,402
Advanced Micro Devices, Inc.*,1	8,610	20,664
Total Information Technology		34,537,633
Financials - 12.8%
Wells Fargo & Co.	69,693	2,382,107
JPMorgan Chase & Co.	54,123	2,379,789
Berkshire Hathaway, Inc. — Class B*	25,966	2,329,150
Bank of America Corp.	153,441	1,779,917
Citigroup, Inc.	41,747	1,651,511
U.S. Bancorp	26,769	855,002
Goldman Sachs Group, Inc.	6,288	802,097
American Express Co.	13,860	796,673
American International Group, Inc.*	21,017	741,900
Simon Property Group, Inc.	4,399	695,438
MetLife, Inc.	15,536	511,755
Capital One Financial Corp.	8,280	479,660
PNC Financial Services Group, Inc.	7,529	439,015
American Tower Corp. — Class A	5,624	434,566
Bank of New York Mellon Corp.	16,640	427,648
Travelers Companies, Inc.	5,430	389,983
ACE Ltd.	4,834	385,753
Morgan Stanley	19,678	376,243
BlackRock, Inc. — Class A	1,786	369,184
Aflac, Inc.	6,675	354,576
Prudential Financial, Inc.	6,602	352,085
State Street Corp.	6,613	310,877
Public Storage	2,050	297,167
HCP, Inc.	6,432	290,598
BB&T Corp.	9,959	289,906
Chubb Corp.	3,727	280,718
Discover Financial Services	7,186	277,020
Allstate Corp.	6,857	275,446
Ventas, Inc.	4,206	272,212
Marsh & McLennan Companies, Inc.	7,748	267,073
Equity Residential	4,576	259,322
Aon plc	4,536	252,202
Franklin Resources, Inc.	1,958	246,121
Prologis, Inc.	6,560	239,374
T. Rowe Price Group, Inc.	3,625	236,096
Boston Properties, Inc.	2,144	226,857
Health Care REIT, Inc.	3,695	226,467

S&P 500 Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 82.1% (continued)
Financials - 12.8% (continued)
Charles Schwab Corp.	15,614	$224,217
CME Group, Inc. — Class A	4,370	221,602
AvalonBay Communities, Inc.	1,629	220,876
SunTrust Banks, Inc.	7,668	217,388
Weyerhaeuser Co.	7,707	214,409
Fifth Third Bancorp	12,773	194,022
Vornado Realty Trust	2,411	193,073
Ameriprise Financial, Inc.	2,927	183,318
Loews Corp.	4,427	180,400
M&T Bank Corp.	1,729	170,255
Progressive Corp.	7,922	167,154
Invesco Ltd.	6,323	164,967
Host Hotels & Resorts, Inc.	10,316	161,652
Northern Trust Corp.	3,106	155,797
Regions Financial Corp.	20,121	143,262
Hartford Financial Services Group, Inc.	6,206	139,263
Moody's Corp.	2,761	138,933
IntercontinentalExchange, Inc.*	1,034	128,020
SLM Corp.	6,576	112,647
Kimco Realty Corp.	5,795	111,959
Principal Financial Group, Inc.	3,925	111,941
KeyCorp	13,293	111,927
NYSE Euronext	3,461	109,160
XL Group plc — Class A	4,281	107,282
Plum Creek Timber Company, Inc.	2,297	101,918
Lincoln National Corp.	3,911	101,295
CBRE Group, Inc. — Class A*	4,291	85,391
Comerica, Inc.	2,709	82,191
Cincinnati Financial Corp.	2,087	81,727
Unum Group	3,913	81,469
Huntington Bancshares, Inc.	12,179	77,824
Torchmark Corp.	1,356	70,065
Leucadia National Corp.	2,823	67,159
People's United Financial, Inc.	4,953	59,882
Zions Bancorporation	2,619	56,047
Apartment Investment & Management Co. — Class A	2,069	55,987
Hudson City Bancorp, Inc.	6,762	54,975
Genworth Financial, Inc. — Class A*	6,999	52,562
Legg Mason, Inc.	1,670	42,952
NASDAQ OMX Group, Inc.	1,668	41,717
Assurant, Inc.	1,114	38,656
First Horizon National Corp.	3,519	34,873
E*TRADE Financial Corp.*	3,664	32,793
Total Financials		28,284,515
Health Care - 9.9%
Johnson & Johnson	39,451	2,765,514
Pfizer, Inc.	104,815	2,628,760
Merck & Company, Inc.	43,278	1,771,801
Abbott Laboratories	22,504	1,474,012
Amgen, Inc.	10,922	942,787
Gilead Sciences, Inc.*	10,786	792,232
UnitedHealth Group, Inc.	14,539	788,596
Bristol-Myers Squibb Co.	23,496	765,735
Eli Lilly & Co.	14,537	716,965
Express Scripts Holding Co.*	11,624	627,696
Medtronic, Inc.	14,396	590,525
Baxter International, Inc.	7,825	521,615
Biogen Idec, Inc.*	3,370	494,278
Celgene Corp.*	6,024	474,209
Allergan, Inc.	4,379	401,686
Covidien plc	6,744	389,399
Thermo Fisher Scientific, Inc.	5,131	327,255
McKesson Corp.	3,358	325,592
Intuitive Surgical, Inc.*	560	274,607
WellPoint, Inc.	4,325	263,479
Alexion Pharmaceuticals, Inc.*	2,769	259,760
Stryker Corp.	4,109	225,255
Aetna, Inc.	4,761	220,434
Becton Dickinson and Co.	2,802	219,088
Cigna Corp.	4,064	217,261
Agilent Technologies, Inc.	4,961	203,103
Cardinal Health, Inc.	4,833	199,023
Zimmer Holdings, Inc.	2,472	164,784
Cerner Corp.*	2,077	161,258
Mylan, Inc.*	5,807	159,576
St. Jude Medical, Inc.	4,388	158,582
Watson Pharmaceuticals, Inc.*	1,817	156,262
Humana, Inc.	2,251	154,486
Edwards Lifesciences Corp.*	1,644	148,239
AmerisourceBergen Corp. — Class A	3,355	144,869
Quest Diagnostics, Inc.	2,264	131,923
DaVita HealthCare Partners, Inc.*	1,190	131,531
Perrigo Co.	1,252	130,246
Life Technologies Corp.*	2,452	120,344
Forest Laboratories, Inc.*	3,330	117,616
Laboratory Corporation of America Holdings*	1,346	116,591
Boston Scientific Corp.*	19,547	112,004
Varian Medical Systems, Inc.*	1,560	109,574
Waters Corp.*	1,230	107,158
CR Bard, Inc.	1,088	106,341
CareFusion Corp.*	3,164	90,427
Coventry Health Care, Inc.	1,911	85,670
DENTSPLY International, Inc.	2,022	80,091
Hospira, Inc.*	2,348	73,352
PerkinElmer, Inc.	1,636	51,927
Tenet Healthcare Corp.*	1,508	48,965
Patterson Companies, Inc.	1,187	40,631
Total Health Care		21,783,114
Consumer Discretionary - 9.4%
Comcast Corp. — Class A	37,825	1,413,898
Home Depot, Inc.	21,287	1,316,601
Amazon.com, Inc.*	5,164	1,296,887
McDonald's Corp.	14,293	1,260,785
Walt Disney Co.	25,225	1,255,953
News Corp. — Class A	28,703	733,075
Ford Motor Co.	54,272	702,822
Time Warner, Inc.	13,480	644,748
Lowe's Companies, Inc.	16,012	568,746
Starbucks Corp.	10,587	567,675
Target Corp.	9,261	547,974
NIKE, Inc. — Class B	10,394	536,330

S&P 500 Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 82.1% (continued)
Consumer Discretionary - 9.4% (continued)
TJX Companies, Inc.	10,385	$440,842
Priceline.com, Inc.*	707	439,188
DIRECTV*	8,604	431,577
Yum! Brands, Inc.	6,430	426,952
Time Warner Cable, Inc.	4,298	417,723
Viacom, Inc. — Class B	6,573	346,660
CBS Corp. — Class B	8,408	319,924
Johnson Controls, Inc.	9,729	298,680
Carnival Corp.	6,349	233,453
Coach, Inc.	4,038	224,150
Macy's, Inc.	5,624	219,447
Discovery Communications, Inc. — Class A*	3,402	215,959
McGraw-Hill Companies, Inc.	3,949	215,892
VF Corp.	1,251	188,863
AutoZone, Inc.*	530	187,848
Omnicom Group, Inc.	3,759	187,799
Bed Bath & Beyond, Inc.*	3,266	182,602
Mattel, Inc.	4,888	178,999
Ross Stores, Inc.	3,165	171,385
Dollar General Corp.*	3,736	164,720
Delphi Automotive plc*	4,200	160,650
Limited Brands, Inc.	3,409	160,428
Starwood Hotels & Resorts Worldwide, Inc.	2,792	160,149
Harley-Davidson, Inc.	3,220	157,265
O'Reilly Automotive, Inc.*	1,633	146,023
Genuine Parts Co.	2,204	140,130
Chipotle Mexican Grill, Inc. — Class A*	443	131,775
Dollar Tree, Inc.*	3,238	131,333
The Gap, Inc.	4,229	131,268
Ralph Lauren Corp. — Class A	873	130,880
Marriott International, Inc. — Class A	3,505	130,631
Kohl's Corp.	3,009	129,327
Wynn Resorts Ltd.	1,131	127,226
CarMax, Inc.*	3,261	122,418
BorgWarner, Inc.*	1,667	119,391
Nordstrom, Inc.	2,161	115,614
Whirlpool Corp.	1,105	112,434
Staples, Inc.	9,596	109,394
Wyndham Worldwide Corp.	1,994	106,101
PetSmart, Inc.	1,528	104,424
Tiffany & Co.	1,695	97,191
Newell Rubbermaid, Inc.	4,093	91,151
Lennar Corp. — Class A1	2,335	90,294
PulteGroup, Inc.*	4,837	87,840
Family Dollar Stores, Inc.	1,362	86,364
Darden Restaurants, Inc.	1,831	82,523
Expedia, Inc.	1,324	81,360
DR Horton, Inc.	3,975	78,626
Netflix, Inc.*,1	792	73,482
H&R Block, Inc.	3,867	71,810
Fossil, Inc.*	770	71,687
Scripps Networks Interactive, Inc. — Class A	1,233	71,415
Interpublic Group of Companies, Inc.	6,142	67,685
TripAdvisor, Inc.*	1,558	65,374
Garmin Ltd.[1]	1,549	63,230
Urban Outfitters, Inc.*	1,560	61,402
Hasbro, Inc.[1]	1,646	59,091
Gannett Company, Inc.	3,270	58,893
Leggett & Platt, Inc.	2,007	54,631
Abercrombie & Fitch Co. — Class A	1,130	54,206
International Game Technology	3,786	53,648
Goodyear Tire & Rubber Co.*	3,485	48,128
Cablevision Systems Corp. — Class A	3,069	45,851
Best Buy Company, Inc.	3,804	45,078
GameStop Corp. — Class A1	1,726	43,305
Harman International Industries, Inc.	968	43,212
JC Penney Company, Inc.[1]	2,029	39,992
Apollo Group, Inc. — Class A*	1,418	29,665
Big Lots, Inc.*	825	23,480
Washington Post Co. — Class B	63	23,008
AutoNation, Inc.*	553	21,954
Total Consumer Discretionary		20,850,594
Energy - 9.0%
Exxon Mobil Corp.	64,905	5,617,528
Chevron Corp.	27,862	3,012,997
Schlumberger Ltd.	18,899	1,309,512
ConocoPhillips	17,281	1,002,125
Occidental Petroleum Corp.	11,525	882,930
Anadarko Petroleum Corp.	7,115	528,715
Phillips 66	8,899	472,536
EOG Resources, Inc.	3,859	466,129
Halliburton Co.	13,216	458,463
Apache Corp.	5,569	437,167
National Oilwell Varco, Inc.	6,069	414,816
Kinder Morgan, Inc.	9,002	318,041
Williams Companies, Inc.	9,586	313,846
Marathon Oil Corp.	10,057	308,348
Marathon Petroleum Corp.	4,826	304,038
Devon Energy Corp.	5,363	279,091
Valero Energy Corp.	7,880	268,866
Spectra Energy Corp.	9,472	259,343
Noble Energy, Inc.	2,530	257,402
Baker Hughes, Inc.	6,251	255,291
Hess Corp.	4,235	224,286
Cameron International Corp.*	3,508	198,062
Ensco plc — Class A	3,305	195,921
Pioneer Natural Resources Co.	1,753	186,852
Southwestern Energy Co.*	4,971	166,081
Murphy Oil Corp.	2,624	156,259
Cabot Oil & Gas Corp.	2,983	148,374
Range Resources Corp.	2,309	145,074
FMC Technologies, Inc.*	3,386	145,022
Equities Corp.	2,128	125,509
Noble Corp.	3,594	125,143
Chesapeake Energy Corp.	7,379	122,639
CONSOL Energy, Inc.	3,239	103,972

S&P 500 Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 82.1% (continued)
Energy - 9.0% (continued)
Peabody Energy Corp.	3,821	$101,677
Denbury Resources, Inc.*	5,508	89,230
Tesoro Corp.	1,998	88,012
Helmerich & Payne, Inc.	1,503	84,183
QEP Resources, Inc.	2,534	76,704
Diamond Offshore Drilling, Inc.	989	67,212
Nabors Industries Ltd.*	4,133	59,722
Rowan Companies plc — Class A*	1,767	55,254
Newfield Exploration Co.*	1,922	51,471
WPX Energy, Inc.*	2,832	42,140
Total Energy		19,925,983
Consumer Staples - 8.7%
Procter & Gamble Co.	38,924	2,642,551
Coca-Cola Co.	54,912	1,990,560
Philip Morris International, Inc.	23,776	1,988,625
Wal-Mart Stores, Inc.	23,810	1,624,556
PepsiCo, Inc.	22,024	1,507,102
Altria Group, Inc.	28,827	905,744
CVS Caremark Corp.	17,749	858,164
Colgate-Palmolive Co.	6,322	660,902
Mondelez International, Inc. — Class A	25,298	644,341
Costco Wholesale Corp.	6,154	607,831
Kimberly-Clark Corp.	5,568	470,106
Walgreen Co.	12,227	452,521
Kraft Foods Group, Inc.	8,432	383,404
General Mills, Inc.	9,183	371,085
Sysco Corp.	8,370	264,994
HJ Heinz Co.	4,561	263,078
Archer-Daniels-Midland Co.	9,378	256,863
Whole Foods Market, Inc.	2,458	224,489
Lorillard, Inc.	1,842	214,906
Estee Lauder Companies, Inc. — Class A	3,414	204,362
Kellogg Co.	3,525	196,871
Reynolds American, Inc.	4,613	191,117
Mead Johnson Nutrition Co. — Class A	2,888	190,290
Kroger Co.	7,313	190,284
ConAgra Foods, Inc.	5,802	171,159
Hershey Co.	2,121	153,179
Beam, Inc.	2,261	138,124
Brown-Forman Corp. — Class B	2,155	136,304
Clorox Co.	1,858	136,043
JM Smucker Co.	1,547	133,413
Dr Pepper Snapple Group, Inc.	2,960	130,773
Coca-Cola Enterprises, Inc.	3,838	121,780
McCormick & Company, Inc.	1,885	119,754
Monster Beverage Corp.*	2,119	112,053
Molson Coors Brewing Co. — Class B	2,209	94,523
Campbell Soup Co.[1]	2,553	89,074
Avon Products, Inc.	6,156	88,400
Tyson Foods, Inc. — Class A	4,085	79,249
Constellation Brands, Inc. — Class A*	2,149	76,053
Safeway, Inc.[1]	3,410	61,687
Hormel Foods Corp.	1,911	59,642
Dean Foods Co.*	2,642	43,619
Total Consumer Staples		19,249,575
Industrials - 8.3%
General Electric Co.	149,281	3,133,408
United Technologies Corp.	12,006	984,612
Union Pacific Corp.	6,697	841,947
3M Co.	9,059	841,128
Caterpillar, Inc.	9,307	833,722
United Parcel Service, Inc. — Class B	10,182	750,718
Boeing Co.	9,667	728,505
Honeywell International, Inc.	11,149	707,627
Emerson Electric Co.	10,313	546,177
Deere & Co.	5,577	481,964
Danaher Corp.	8,281	462,907
Precision Castparts Corp.	2,069	391,910
FedEx Corp.	4,150	380,638
Illinois Tool Works, Inc.	6,072	369,238
Eaton Corporation plc	6,574	356,311
Lockheed Martin Corp.	3,821	352,640
General Dynamics Corp.	4,725	327,301
CSX Corp.	14,683	289,696
Norfolk Southern Corp.	4,499	278,218
Cummins, Inc.	2,512	272,175
Raytheon Co.	4,693	270,129
Northrop Grumman Corp.	3,495	236,192
PACCAR, Inc.	5,020	226,954
Waste Management, Inc.	6,207	209,424
Tyco International Ltd.	6,628	193,869
Ingersoll-Rand plc	3,985	191,121
Parker Hannifin Corp.	2,120	180,327
Fastenal Co.	3,836	179,102
Stanley Black & Decker, Inc.	2,399	177,454
WW Grainger, Inc.	850	172,015
Dover Corp.	2,550	167,561
Rockwell Automation, Inc.	1,981	166,384
Roper Industries, Inc.	1,398	155,849
ADT Corp.	3,304	153,603
Pentair Ltd.	2,992	147,057
CH Robinson Worldwide, Inc.	2,294	145,027
Fluor Corp.	2,373	139,390
Republic Services, Inc. — Class A	4,258	124,887
Expeditors International of Washington, Inc.	2,972	117,543
Rockwell Collins, Inc.	1,994	115,991
Stericycle, Inc.*	1,219	113,696
Southwest Airlines Co.	10,508	107,602
Flowserve Corp.	714	104,815
L-3 Communications Holdings, Inc.	1,338	102,518
Textron, Inc.	4,007	99,334
Joy Global, Inc.	1,507	96,116
Pall Corp.	1,584	95,452
Equifax, Inc.	1,704	92,221
Masco Corp.	5,088	84,766
Quanta Services, Inc.*	3,031	82,716
Jacobs Engineering Group, Inc.*	1,851	78,797
Iron Mountain, Inc.	2,371	73,620

Xylem, Inc.	2,642	71,598

S&P 500 Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 82.1% (continued)
Industrials - 8.3% (continued)
Snap-on, Inc.	828	$65,404
Robert Half International, Inc.	2,001	63,672
Cintas Corp.	1,509	61,718
Dun & Bradstreet Corp.	637	50,100
Avery Dennison Corp.	1,417	49,481
Ryder System, Inc.	724	36,149
Pitney Bowes, Inc.[1]	2,856	30,388
Total Industrials		18,360,884
Materials - 3.0%
Monsanto Co.	7,600	719,340
EI du Pont de Nemours & Co.	13,271	596,797
Dow Chemical Co.	17,072	551,767
Praxair, Inc.	4,233	463,301
Freeport-McMoRan Copper & Gold, Inc.	13,513	462,145
Newmont Mining Corp.	7,072	328,424
LyondellBasell Industries N.V. — Class A	5,406	308,629
PPG Industries, Inc.	2,182	295,334
Ecolab, Inc.	3,751	269,697
Air Products & Chemicals, Inc.	3,027	254,329
International Paper Co.	6,255	249,200
Mosaic Co.	3,936	222,896
Nucor Corp.	4,525	195,389
Sherwin-Williams Co.	1,218	187,353
CF Industries Holdings, Inc.	890	180,812
Eastman Chemical Co.	2,188	148,893
Alcoa, Inc.	15,193	131,875
Sigma-Aldrich Corp.	1,714	126,116
FMC Corp.	1,954	114,348
Ball Corp.	2,186	97,824
Vulcan Materials Co.	1,845	96,032
Airgas, Inc.	1,000	91,290
MeadWestvaco Corp.	2,490	79,356
Cliffs Natural Resources, Inc.[1]	2,021	77,930
International Flavors & Fragrances, Inc.	1,158	77,053
Owens-Illinois, Inc.*	2,346	49,899
Bemis Company, Inc.	1,474	49,320
United States Steel Corp.[1]	2,047	48,862
Sealed Air Corp.	2,771	48,520
Allegheny Technologies, Inc.	1,531	46,481
Total Materials		6,569,212
Utilities - 2.8%
Duke Energy Corp.	10,025	639,595
Southern Co.	12,445	532,770
Dominion Resources, Inc.	8,178	423,619
NextEra Energy, Inc.	6,026	416,939
Exelon Corp.	12,164	361,757
American Electric Power Company, Inc.	6,907	294,791
FirstEnergy Corp.	5,957	248,764
PG&E Corp.	6,120	245,902
PPL Corp.	8,286	237,228
Consolidated Edison, Inc.	4,173	231,768
Sempra Energy	3,196	226,724
Public Service Enterprise Group, Inc.	7,200	220,320
Edison International	4,635	209,456
Xcel Energy, Inc.	6,938	185,314
Northeast Utilities	4,468	174,609
Entergy Corp.	2,526	161,033
DTE Energy Co.	2,452	147,243
ONEOK, Inc.	2,912	124,488
Wisconsin Energy Corp.	3,274	120,647
CenterPoint Energy, Inc.	6,082	117,079
NiSource, Inc.	4,412	109,815
Ameren Corp.	3,450	105,984
NRG Energy, Inc.	4,588	105,479
AES Corp.	8,792	94,074
CMS Energy Corp.	3,755	91,547
SCANA Corp.	1,874	85,529
Pinnacle West Capital Corp.	1,554	79,223
AGL Resources, Inc.	1,671	66,790
Pepco Holdings, Inc.	3,270	64,125
Integrys Energy Group, Inc.	1,107	57,808
TECO Energy, Inc.	2,896	48,537
Total Utilities		6,228,957
Telecommunication Services - 2.5%
AT&T, Inc.	80,860	2,725,790
Verizon Communications, Inc.	40,629	1,758,017
CenturyLink, Inc.	8,883	347,503
Crown Castle International Corp.*	4,171	300,980
Sprint Nextel Corp.*	42,776	242,540
Windstream Corp.[1]	8,369	69,295
Frontier Communications Corp.[1]	14,218	60,853
MetroPCS Communications, Inc.*	4,509	44,819
Total Telecommunication Services		5,549,797
Total Common Stocks
(Cost $134,9F92,549)		181,340,264

	Face Amount
REPURCHASE AGREEMENTS††,2 - 16.1%
HSBC Group issued 12/31/12 at 0.12% due 01/02/13	$14,670,347	14,670,347
Deutsche Bank issued 12/31/12 at 0.11% due 01/02/13	7,502,967	7,502,967
Credit Suisse Group issued 12/31/12 at 0.12% due 01/02/13[3]	7,041,482	7,041,482
Mizuho Financial Group, Inc. issued 12/31/12 at 0.14% due 01/02/13	6,382,308	6,382,308
Total Repurchase Agreements
(Cost $35,597,104)		35,597,104

S&P 500 Fund
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	December 31, 2012

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,4 - 0.2%
Repurchase Agreements
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 12/31/12 at 0.16% due 01/02/13	$258,545	$258,545
RBS Securities, Inc. issued 12/31/12 at 0.20% due 01/02/13	164,093	164,093
Total Securities Lending Collateral
(Cost $422,638)		422,638
Total Investments - 98.4%
(Cost $171,012,291)		$217,360,006
Other Assets & Liabilities, net - 1.6%		3,494,994
Total Net Assets - 100.0%		$220,855,000

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
March 2013 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $2,416,975)	34	$37,755

	Units
EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc January 2013 S&P 500 Index Swap, Terminating 01/31/13[5] (Notional Value $23,688,259)	16,609	$394,554
Credit Suisse Capital, LLC January 2013 S&P 500 Index Swap, Terminating 01/31/13[5] (Notional Value $6,384,376)	4,477	73,085
Goldman Sachs International January 2013 S&P 500 Index Swap, Terminating 01/23/13[5] (Notional Value $7,291,155)	5,112	(39,865)
(Total Notional Value $37,363,790)		$427,774

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at December 31, 2012 — See Note 4.
[2]	Repurchase Agreements — See Note 3.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2012.
[4]	Securities lending collateral — See Note 4.
[5]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc — Public Limited Company

REIT — Real Estate Investment Trust

S&P 500 Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 99.7%
Consumer Discretionary - 27.8%
Comcast Corp. — Class A	32,800	$1,226,063
Newell Rubbermaid, Inc.	52,400	1,166,948
Scripps Networks Interactive, Inc. — Class A	19,194	1,111,716
TripAdvisor, Inc.*	23,300	977,668
Delphi Automotive plc*	24,100	921,825
Priceline.com, Inc.*	1,441	895,149
DR Horton, Inc.	44,900	888,122
The Gap, Inc.	28,600	887,745
Amazon.com, Inc.*	3,216	807,666
Netflix, Inc.*,1	8,365	776,105
Urban Outfitters, Inc.*	18,600	732,096
BorgWarner, Inc.*	9,600	687,552
Time Warner, Inc.	14,200	679,186
Time Warner Cable, Inc.	6,400	622,016
Discovery Communications, Inc. — Class A*	9,723	617,216
DIRECTV*	11,797	591,738
Lennar Corp. — Class A	15,000	580,050
Home Depot, Inc.	9,300	575,205
Wyndham Worldwide Corp.	10,800	574,668
Lowe's Companies, Inc.	16,100	571,872
TJX Companies, Inc.	13,218	561,104
PetSmart, Inc.	8,000	546,720
CBS Corp. — Class B	13,500	513,675
News Corp. — Class A	18,700	477,598
AutoZone, Inc.*	1,318	467,139
Ross Stores, Inc.	8,243	446,358
Wynn Resorts Ltd.	3,901	438,823
Fossil, Inc.*	4,590	427,329
Limited Brands, Inc.	8,400	395,304
Leggett & Platt, Inc.	12,200	332,084
PulteGroup, Inc.*	17,400	315,984
Total Consumer Discretionary		20,812,724
Information Technology - 17.8%
Seagate Technology plc	46,100	1,405,128
Apple, Inc.	2,089	1,113,500
eBay, Inc.*	19,000	969,380
Teradyne, Inc.*	53,900	910,370
Visa, Inc. — Class A	5,859	888,107
Salesforce.com, Inc.*	4,715	792,592
Yahoo!, Inc.*	36,900	734,310
Google, Inc. — Class A*	919	651,911
Applied Materials, Inc.	56,900	650,936
Intel Corp.	29,500	608,585
Broadcom Corp. — Class A	17,913	594,891
Amphenol Corp. — Class A	8,838	571,819
QUALCOMM, Inc.	9,039	560,599
Adobe Systems, Inc.*	14,400	542,592
LSI Corp.*	76,100	538,788
KLA-Tencor Corp.	11,109	530,566
Cognizant Technology Solutions Corp. — Class A*	6,165	456,518
Akamai Technologies, Inc.*	9,839	402,513
Mastercard, Inc. — Class A	815	400,393
Total Information Technology		13,323,498
Health Care - 15.8%
Mylan, Inc.*	42,550	1,169,274
Agilent Technologies, Inc.	27,300	1,117,662
Life Technologies Corp.*	21,863	1,073,036
Gilead Sciences, Inc.*	13,959	1,025,289
Eli Lilly & Co.	20,000	986,400
Alexion Pharmaceuticals, Inc.*	10,480	983,129
Celgene Corp.*	10,541	829,788
Watson Pharmaceuticals, Inc.*	8,280	712,080
Intuitive Surgical, Inc.*	1,371	672,297
Amgen, Inc.	7,640	659,485
PerkinElmer, Inc.	17,400	552,276
AbbVie, Inc.*	15,300	522,648
DaVita HealthCare Partners, Inc.*	4,690	518,386
Biogen Idec, Inc.*	2,829	414,929
Cerner Corp.*	4,082	316,926
Edwards Lifesciences Corp.*	3,430	309,283
Total Health Care		11,862,888
Financials - 14.9%
SLM Corp.	108,900	1,865,457
Bank of America Corp.	114,500	1,328,200
Discover Financial Services	31,200	1,202,760
Huntington Bancshares, Inc.	175,300	1,120,167
Zions Bancorporation	42,900	918,060
Franklin Resources, Inc.	5,950	747,915
Ameriprise Financial, Inc.	11,600	726,508
U.S. Bancorp	22,100	705,874
Moody's Corp.	13,100	659,192
American Tower Corp. — Class A	7,361	568,784
Health Care REIT, Inc.	7,600	465,804
T. Rowe Price Group, Inc.	6,720	437,674
American Express Co.	7,500	431,100
Total Financials		11,177,495
Industrials - 8.6%
Southwest Airlines Co.	133,300	1,364,992
PACCAR, Inc.	19,100	863,511
Boeing Co.	11,300	851,568
Quanta Services, Inc.*	23,700	646,773
Snap-on, Inc.	6,300	497,637
Cummins, Inc.	4,400	476,740
Cintas Corp.	10,300	421,270
Illinois Tool Works, Inc.	6,500	395,265
Stericycle, Inc.*	3,559	331,948
Equifax, Inc.	5,900	319,308
Masco Corp.	18,300	304,878
Total Industrials		6,473,890
Materials - 6.1%
Eastman Chemical Co.	13,700	932,285
Sherwin-Williams Co.	5,430	835,243
CF Industries Holdings, Inc.	3,590	729,344
PPG Industries, Inc.	3,500	473,725
Mosaic Co.	8,100	458,703
Ball Corp.	9,800	438,550
Ecolab, Inc.	5,620	404,078
FMC Corp.	5,638	329,936
Total Materials		4,601,864
Energy - 5.7%
Tesoro Corp.	35,700	1,572,585
Denbury Resources, Inc.*	80,400	1,302,481
EOG Resources, Inc.	4,970	600,326

S&P 500 Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Energy - 5.7% (continued)
Noble Energy, Inc.	4,200	$427,308
Pioneer Natural Resources Co.	3,238	345,138
Total Energy		4,247,838
Consumer Staples - 1.9%
Monster Beverage Corp.*	10,750	568,460
Constellation Brands, Inc. — Class A*	13,400	474,226
Dr Pepper Snapple Group, Inc.	8,700	384,366
Total Consumer Staples		1,427,052
Telecommunication Services - 1.1%
Crown Castle International Corp.*	11,130	803,141
Total Common Stocks
(Cost $65,030,664)		74,730,390

	Face Amount
REPURCHASE AGREEMENTS††,2 - 2.2%
HSBC Group issued 12/31/12 at 0.12% due 01/02/13	$712,177	712,177
Deutsche Bank issued 12/31/12 at 0.11% due 01/02/13	364,234	364,234
Mizuho Financial Group, Inc. issued 12/31/12 at 0.14% due 01/02/13	309,831	309,831
Credit Suisse Group issued 12/31/12 at 0.12% due 01/02/13	243,963	243,963
Total Repurchase Agreements
(Cost $1,630,205)		1,630,205
SECURITIES LENDING COLLATERAL††,3 - 0.5%
Repurchase Agreements
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 12/31/12 at 0.16% due 01/02/13	226,077	226,077
RBS Securities, Inc. issued 12/31/12 at 0.20% due 01/02/13	143,486	143,486
Total Securities Lending Collateral
(Cost $369,563)		369,563
Total Investments - 102.4%
(Cost $67,030,432)		$76,730,158
Other Assets & Liabilities, net - (2.4)%		(1,798,792)
Total Net Assets - 100.0%		$74,931,366

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at December 31, 2012 — See Note 4.
[2]	Repurchase Agreements — See Note 3.
[3]	Securities lending collateral — See Note 4.

plc — Public Limited Company

REIT — Real Estate Investment Trust

S&P 500 Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 99.5%
Financials - 31.2%
Genworth Financial, Inc. — Class A*	248,219	$1,864,124
Assurant, Inc.	43,745	1,517,951
Hartford Financial Services Group, Inc.	58,647	1,316,039
MetLife, Inc.	34,196	1,126,415
American International Group, Inc.*	29,172	1,029,772
Lincoln National Corp.	39,560	1,024,604
Unum Group	48,157	1,002,629
Allstate Corp.	21,503	863,776
Principal Financial Group, Inc.	29,230	833,640
SunTrust Banks, Inc.	29,330	831,505
Leucadia National Corp.	34,190	813,380
Citigroup, Inc.	19,128	756,703
NASDAQ OMX Group, Inc.	29,752	744,098
Legg Mason, Inc.	27,568	709,049
JPMorgan Chase & Co.	15,769	693,363
NYSE Euronext	21,869	689,748
XL Group plc — Class A	25,700	644,042
Goldman Sachs Group, Inc.	5,040	642,902
E*TRADE Financial Corp.*	70,562	631,530
Loews Corp.	15,240	621,030
Capital One Financial Corp.	10,357	599,981
PNC Financial Services Group, Inc.	9,983	582,109
Travelers Companies, Inc.	7,600	545,832
Morgan Stanley	28,046	536,240
ACE Ltd.	6,380	509,124
Fifth Third Bancorp	32,495	493,599
People's United Financial, Inc.	37,200	449,748
CME Group, Inc. — Class A	8,390	425,457
Torchmark Corp.	8,052	416,047
State Street Corp.	8,600	404,286
BB&T Corp.	12,946	376,858
Aflac, Inc.	6,500	345,280
Chubb Corp.	4,000	301,280
Wells Fargo & Co.	8,620	294,632
Berkshire Hathaway, Inc. — Class B*	3,200	287,040
Total Financials		24,923,813
Energy - 13.4%
Valero Energy Corp.	38,291	1,306,489
Hess Corp.	22,405	1,186,569
Phillips 66	20,893	1,109,418
ConocoPhillips	18,406	1,067,364
Nabors Industries Ltd.*	66,548	961,619
Murphy Oil Corp.	15,300	911,115
Newfield Exploration Co.*	28,200	755,196
Peabody Energy Corp.	22,300	593,403
Baker Hughes, Inc.	11,400	465,576
Apache Corp.	5,300	416,050
Chevron Corp.	3,500	378,490
Marathon Oil Corp.	10,946	335,604
Rowan Companies plc — Class A*	10,700	334,589
WPX Energy, Inc.*	20,700	308,016
Devon Energy Corp.	5,200	270,608
Ensco plc — Class A	4,400	260,832
Total Energy		10,660,938
Health Care - 11.0%
WellPoint, Inc.	27,900	1,699,668
Humana, Inc.	18,900	1,297,107
Cardinal Health, Inc.	21,250	875,075
Aetna, Inc.	18,800	870,440
Coventry Health Care, Inc.	17,454	782,463
McKesson Corp.	8,003	775,971
AmerisourceBergen Corp. — Class A	15,990	690,448
Tenet Healthcare Corp.*	21,262	690,377
Cigna Corp.	11,160	596,614
UnitedHealth Group, Inc.	9,700	526,128
Total Health Care		8,804,291
Consumer Discretionary - 9.9%
Ford Motor Co.	71,360	924,112
Staples, Inc.	70,090	799,026
Big Lots, Inc.*	28,000	796,880
Goodyear Tire & Rubber Co.*	51,142	706,271
Johnson Controls, Inc.	20,630	633,341
JC Penney Company, Inc.[1]	31,361	618,125
Washington Post Co. — Class B	1,568	572,649
Whirlpool Corp.	5,438	553,317
Kohl's Corp.	11,900	511,462
Harman International Industries, Inc.	11,300	504,432
Apollo Group, Inc. — Class A*	20,700	433,044
Best Buy Company, Inc.	25,220	298,857
Macy's, Inc.	7,100	277,042
Target Corp.	4,600	272,182
Total Consumer Discretionary		7,900,740
Consumer Staples - 9.0%
Archer-Daniels-Midland Co.	46,990	1,287,056
Tyson Foods, Inc. — Class A	62,883	1,219,929
Safeway, Inc.[1]	64,308	1,163,332
Kroger Co.	24,900	647,898
Walgreen Co.	17,204	636,720
CVS Caremark Corp.	11,273	545,050
Dean Foods Co.*	30,273	499,807
Molson Coors Brewing Co. — Class B	10,648	455,628
Mondelez International, Inc. — Class A	16,200	412,614
Sysco Corp.	9,872	312,548
Total Consumer Staples		7,180,582
Information Technology - 7.2%
Xerox Corp.	201,026	1,370,998
Jabil Circuit, Inc.	54,672	1,054,623
Dell, Inc.	103,364	1,047,077
Western Digital Corp.	22,290	947,102
SAIC, Inc.	65,490	741,347
Corning, Inc.	48,110	607,148
Total Information Technology		5,768,295
Industrials - 6.8%
L-3 Communications Holdings, Inc.	10,318	790,565
Ryder System, Inc.	15,353	766,575
Fluor Corp.	11,900	699,006
Jacobs Engineering Group, Inc.*	15,015	639,189
Northrop Grumman Corp.	7,727	522,191
General Dynamics Corp.	6,200	429,474

S&P 500 Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Industrials - 6.8% (continued)
Textron, Inc.	15,460	$383,253
FedEx Corp.	3,600	330,192
Pitney Bowes, Inc.	31,000	329,840
Raytheon Co.	5,000	287,800
Avery Dennison Corp.	7,630	266,440
Total Industrials		5,444,525
Materials - 6.1%
Cliffs Natural Resources, Inc.[1]	34,800	1,341,888
United States Steel Corp.[1]	45,761	1,092,315
Alcoa, Inc.	125,231	1,087,005
Allegheny Technologies, Inc.	26,300	798,468
LyondellBasell Industries N.V. — Class A	5,200	296,868
Dow Chemical Co.	8,959	289,555
Total Materials		4,906,099
Utilities - 4.5%
NRG Energy, Inc.	36,980	850,170
Pepco Holdings, Inc.	26,862	526,764
Ameren Corp.	15,000	460,800
Exelon Corp.	11,600	344,984
Entergy Corp.	5,200	331,500
Integrys Energy Group, Inc.	5,297	276,609
FirstEnergy Corp.	6,300	263,088
Public Service Enterprise Group, Inc.	8,300	253,980
PPL Corp.	8,800	251,944
Total Utilities		3,559,839
Telecommunication Services - 0.4%
Frontier Communications Corp.[1]	71,791	307,265
Total Common Stocks
(Cost $74,209,346)		79,456,387
	Face Amount
REPURCHASE AGREEMENTS††,2 - 2.2%
HSBC Group issued 12/31/12 at 0.12% due 01/02/13	$768,871	768,871
Deutsche Bank issued 12/31/12 at 0.11% due 01/02/13	393,229	393,229
Mizuho Financial Group, Inc. issued 12/31/12 at 0.14% due 01/02/13	334,496	334,496
Credit Suisse Group issued 12/31/12 at 0.12% due 01/02/13	263,384	263,384
Total Repurchase Agreements
(Cost $1,759,980)		1,759,980
SECURITIES LENDING COLLATERAL††,3 - 2.3%
Repurchase Agreements
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 12/31/12 at 0.16% due 01/02/13	1,123,448	1,123,448
RBS Securities, Inc. issued 12/31/12 at 0.20% due 01/02/13	713,028	713,028
Total Securities Lending Collateral
(Cost $1,836,476)		1,836,476
Total Investments - 104.0%
(Cost $77,805,802)		$83,052,843
Other Assets & Liabilities, net - (4.0)%		(3,228,651)
Total Net Assets - 100.0%		$79,824,192

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at December 31, 2012 — See Note 4.
[2]	Repurchase Agreements — See Note 3.
[3]	Securities lending collateral — See Note 4.

plc — Public Limited Company

S&P MidCap 400 Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 99.5%
Consumer Discretionary - 28.3%
Chico's FAS, Inc.	380,300	$7,020,339
Thor Industries, Inc.	124,800	4,671,264
PVH Corp.	38,070	4,226,150
Williams-Sonoma, Inc.	92,800	4,061,856
LKQ Corp.*	185,170	3,907,087
Ascena Retail Group, Inc.*	210,500	3,892,145
Polaris Industries, Inc.	37,433	3,149,987
Jarden Corp.	59,900	3,096,830
Under Armour, Inc. — Class A*,1	58,320	2,830,270
Foot Locker, Inc.	82,800	2,659,536
Cinemark Holdings, Inc.	102,300	2,657,754
Bob Evans Farms, Inc.	64,896	2,608,819
Gentex Corp.	137,466	2,587,110
ANN, Inc.*	68,600	2,321,424
MDC Holdings, Inc.	55,500	2,040,180
Dick's Sporting Goods, Inc.	41,500	1,887,835
American Eagle Outfitters, Inc.	81,100	1,663,361
Service Corporation International	118,300	1,633,723
AMC Networks, Inc. — Class A*	32,800	1,623,600
Toll Brothers, Inc.*	47,700	1,542,141
Lamar Advertising Co. — Class A*	39,700	1,538,375
Warnaco Group, Inc.*	20,977	1,501,324
Cabela's, Inc.*	35,900	1,498,825
HSN, Inc.	26,494	1,459,290
Hanesbrands, Inc.*	39,900	1,429,218
Carter's, Inc.*	23,200	1,291,080
Tractor Supply Co.	13,804	1,219,721
Total Consumer Discretionary		70,019,244
Information Technology - 21.9%
Semtech Corp.*	198,640	5,750,628
Rackspace Hosting, Inc.*	60,375	4,484,050
CoreLogic, Inc.*	152,900	4,116,068
Equinix, Inc.*	18,500	3,814,700
Alliance Data Systems Corp.*	22,919	3,317,754
ValueClick, Inc.*	162,000	3,144,420
WEX, Inc.*	39,369	2,967,242
Ciena Corp.*,1	186,400	2,926,480
NeuStar, Inc. — Class A*	65,076	2,728,637
Skyworks Solutions, Inc.*	132,000	2,679,600
Mentor Graphics Corp.*	148,300	2,524,066
Trimble Navigation Ltd.*	36,947	2,208,692
SolarWinds, Inc.*	40,360	2,116,882
InterDigital, Inc.[1]	49,300	2,026,230
Itron, Inc.*	43,300	1,929,015
Concur Technologies, Inc.*	27,970	1,888,534
ACI Worldwide, Inc.*	39,679	1,733,576
Cree, Inc.*	44,200	1,501,916
Atmel Corp.*	196,900	1,289,695
Cadence Design Systems, Inc.*	90,800	1,226,708
Total Information Technology		54,374,893
Industrials - 15.8%
Terex Corp.*	168,900	4,747,779
Alaska Air Group, Inc.*	81,465	3,510,327
Valmont Industries, Inc.	21,693	2,962,179
Nordson Corp.	43,000	2,714,160
Shaw Group, Inc.*	55,200	2,572,872
Timken Co.	51,200	2,448,896
Copart, Inc.*	79,574	2,347,433
Lincoln Electric Holdings, Inc.	45,900	2,234,412
Lennox International, Inc.	41,900	2,200,588
Corrections Corporation of America	60,700	2,153,029
J.B. Hunt Transport Services, Inc.	35,400	2,113,734
Fortune Brands Home & Security, Inc.*	70,000	2,045,400
AMETEK, Inc.	41,905	1,574,371
Wabtec Corp.	16,880	1,477,675
Graco, Inc.	27,300	1,405,677
Clean Harbors, Inc.*	24,893	1,369,364
B/E Aerospace, Inc.*	24,200	1,195,480
Total Industrials		39,073,376
Financials - 14.2%
First American Financial Corp.	207,100	4,989,039
Cathay General Bancorp	213,607	4,165,337
City National Corp.	80,008	3,961,996
Washington Federal, Inc.	216,497	3,652,304
SVB Financial Group*	58,800	3,291,036
Synovus Financial Corp.	1,334,700	3,270,015
Jefferies Group, Inc.	158,500	2,943,345
Affiliated Managers Group, Inc.*	18,300	2,381,745
Signature Bank*	28,201	2,011,859
Jones Lang LaSalle, Inc.	21,400	1,796,316
Waddell & Reed Financial, Inc. — Class A	42,400	1,476,368
Eaton Vance Corp.	42,400	1,350,440
Total Financials		35,289,800
Health Care - 7.5%
Regeneron Pharmaceuticals, Inc.*	23,987	4,103,457
United Therapeutics Corp.*	68,852	3,678,074
Vertex Pharmaceuticals, Inc.*	79,900	3,351,006
ResMed, Inc.	69,538	2,890,694
Cooper Companies, Inc.	18,169	1,680,269
Thoratec Corp.*	42,265	1,585,783
Charles River Laboratories International, Inc.*	32,400	1,214,028
Total Health Care		18,503,311
Materials - 6.1%
Worthington Industries, Inc.	193,749	5,035,537
Valspar Corp.	49,700	3,101,279
Louisiana-Pacific Corp.*,1	115,100	2,223,732
NewMarket Corp.	7,947	2,083,703
Royal Gold, Inc.	16,621	1,351,454
Packaging Corporation of America	32,800	1,261,816
Total Materials		15,057,521
Energy - 3.6%
HollyFrontier Corp.	118,500	5,516,175
Northern Oil and Gas, Inc.*,1	204,066	3,432,390
Total Energy		8,948,565
Consumer Staples - 1.4%
Ingredion, Inc.	54,954	3,540,686
Telecommunication Services - 0.7%
tw telecom, Inc. — Class A*	71,500	1,821,105
Total Common Stocks
(Cost $216,142,092)		246,628,501

S&P MidCap 400 Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	December 31, 2012

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.9%
HSBC Group issued 12/31/12 at 0.12% due 01/02/13	$938,980	$938,980
Deutsche Bank issued 12/31/12 at 0.11% due 01/02/13	480,230	480,230
Mizuho Financial Group, Inc. issued 12/31/12 at 0.14% due 01/02/13	408,502	408,502
Credit Suisse Group issued 12/31/12 at 0.12% due 01/02/13	321,657	321,657
Total Repurchase Agreements
(Cost $2,149,369)		2,149,369

SECURITIES LENDING COLLATERAL††,3 - 0.6%
Repurchase Agreements
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 12/31/12 at 0.16% due 01/02/13	930,764	930,764
RBS Securities, Inc. issued 12/31/12 at 0.20% due 01/02/13	590,736	590,736
Total Securities Lending Collateral
(Cost $1,521,500)		1,521,500
Total Investments - 101.0%
(Cost $219,812,961)		$250,299,370
Other Assets & Liabilities, net - (1.0)%		(2,424,098)
Total Net Assets - 100.0%		$247,875,272

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at December 31, 2012 — See Note 4.
[2]	Repurchase Agreements — See Note 3.
[3]	Securities lending collateral — See Note 4.

S&P MidCap 400 Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 99.6%
Industrials - 22.7%
JetBlue Airways Corp.*	230,032	$1,313,483
URS Corp.	30,507	1,197,706
General Cable Corp.*	32,404	985,406
Manpower, Inc.	21,605	916,916
Oshkosh Corp.*	25,309	750,411
Con-way, Inc.	24,989	695,194
Huntington Ingalls Industries, Inc.	15,888	688,586
AECOM Technology Corp.*	27,514	654,833
UTI Worldwide, Inc.	47,451	635,843
Alliant Techsystems, Inc.	9,700	601,012
AGCO Corp.*	12,065	592,633
Exelis, Inc.	50,820	572,741
Trinity Industries, Inc.	12,940	463,511
Brink's Co.	15,230	434,512
RR Donnelley & Sons Co.[1]	47,030	423,270
FTI Consulting, Inc.*	12,300	405,900
KBR, Inc.	11,108	332,351
Granite Construction, Inc.	9,670	325,105
Esterline Technologies Corp.*	4,300	273,523
SPX Corp.	3,500	245,525
Total Industrials		12,508,461
Financials - 20.9%
Hanover Insurance Group, Inc.	29,780	1,153,677
Reinsurance Group of America, Inc. — Class A	20,683	1,106,954
StanCorp Financial Group, Inc.	26,182	960,094
Protective Life Corp.	31,149	890,238
American Financial Group, Inc.	18,567	733,767
Aspen Insurance Holdings Ltd.	22,836	732,579
Old Republic International Corp.	62,414	664,709
Kemper Corp.	22,101	651,980
Everest Re Group Ltd.	5,207	572,510
First Niagara Financial Group, Inc.	60,356	478,623
Astoria Financial Corp.	49,422	462,590
Associated Banc-Corp.	33,926	445,110
BancorpSouth, Inc.	25,797	375,088
International Bancshares Corp.	20,307	366,541
Mercury General Corp.	9,200	365,148
HCC Insurance Holdings, Inc.	8,660	322,239
FirstMerit Corp.	20,710	293,875
Apollo Investment Corp.	35,061	293,110
WR Berkley Corp.	7,388	278,823
New York Community Bancorp, Inc.	16,971	222,320
Janus Capital Group, Inc.	24,531	209,004
Total Financials		11,578,979
Information Technology - 15.9%
Ingram Micro, Inc. — Class A*	79,766	1,349,641
Tech Data Corp.*	25,111	1,143,304
Mantech International Corp. — Class A	43,550	1,129,687
Avnet, Inc.*	34,284	1,049,433
Arrow Electronics, Inc.*	27,165	1,034,443
Monster Worldwide, Inc.*	147,306	827,860
Vishay Intertechnology, Inc.*	66,106	702,707
Lexmark International, Inc. — Class A1	25,690	595,751
Convergys Corp.	17,200	282,252
Intersil Corp. — Class A	30,000	248,700
Diebold, Inc.	7,400	226,514
QLogic Corp.*	22,800	221,844
Total Information Technology		8,812,136
Health Care - 10.3%
Community Health Systems, Inc.	35,148	1,080,449
LifePoint Hospitals, Inc.*	23,570	889,768
WellCare Health Plans, Inc.*	15,770	767,841
Health Net, Inc.*	30,919	751,332
Health Management Associates, Inc. — Class A*	76,067	708,944
Owens & Minor, Inc.	24,515	698,923
Omnicare, Inc.	11,215	404,862
Universal Health Services, Inc. — Class B	7,900	381,965
Total Health Care		5,684,084
Materials - 8.7%
Commercial Metals Co.	67,673	1,005,621
Domtar Corp.	8,200	684,864
Steel Dynamics, Inc.	48,006	659,122
Reliance Steel & Aluminum Co.	9,789	607,897
Greif, Inc. — Class A	10,477	466,227
Rock Tenn Co. — Class A	6,200	433,442
Minerals Technologies, Inc.	9,300	371,256
Cabot Corp.	8,481	337,459
Olin Corp.	10,860	234,467
Total Materials		4,800,355
Consumer Discretionary - 7.0%
Scholastic Corp.	26,662	788,129
Barnes & Noble, Inc.*,1	36,069	544,281
Saks, Inc.*,1	38,600	405,686
Rent-A-Center, Inc.	10,300	353,908
Valassis Communications, Inc.[1]	13,673	352,490
WMS Industries, Inc.*	19,240	336,700
Wendy's Co.	63,177	296,932
Regis Corp.	17,460	295,423
DeVry, Inc.	11,700	277,641
Aeropostale, Inc.*	17,600	228,976
Total Consumer Discretionary		3,880,166
Energy - 6.4%
Superior Energy Services, Inc.*	38,100	789,431
World Fuel Services Corp.	17,267	710,882
Alpha Natural Resources, Inc.*	49,870	485,734
Arch Coal, Inc.[1]	61,321	448,870
Tidewater, Inc.	7,220	322,590
Bill Barrett Corp.*	15,800	281,082
Helix Energy Solutions Group, Inc.*	12,900	266,256
Unit Corp.*	4,790	215,790
Total Energy		3,520,635
Consumer Staples - 4.2%
Smithfield Foods, Inc.*	43,257	933,054
Universal Corp.	13,254	661,507
Harris Teeter Supermarkets, Inc.	11,070	426,859
Post Holdings, Inc.*	9,200	315,100
Total Consumer Staples		2,336,520
Utilities - 2.0%
Great Plains Energy, Inc.	18,634	378,456

UGI Corp.	8,104	265,082

S&P MidCap 400 Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Utilities - 2.0% (continued)
Hawaiian Electric Industries, Inc.	10,000	$251,400
Atmos Energy Corp.	6,007	210,966
Total Utilities		1,105,904
Telecommunication Services - 1.5%
Telephone & Data Systems, Inc.	38,064	842,737
Total Common Stocks
(Cost $54,003,638)		55,069,977

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.4%
HSBC Group issued 12/31/12 at 0.12% due 01/02/13	$100,889	100,889
Deutsche Bank issued 12/31/12 at 0.11% due 01/02/13	51,598	51,598
Mizuho Financial Group, Inc. issued 12/31/12 at 0.14% due 01/02/13	43,891	43,891
Credit Suisse Group issued 12/31/12 at 0.12% due 01/02/13	34,560	34,560
Total Repurchase Agreements
(Cost $230,938)		230,938
SECURITIES LENDING COLLATERAL††,3 - 1.5%
Repurchase Agreements
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 12/31/12 at 0.16% due 01/02/13	523,146	523,146
RBS Securities, Inc. issued 12/31/12 at 0.20% due 01/02/13	332,029	332,029
Total Securities Lending Collateral
(Cost $855,175)		855,175
Total Investments - 101.5%
(Cost $55,089,751)		$56,156,090
Other Assets & Liabilities, net - (1.5)%		(841,835)
Total Net Assets - 100.0%		$55,314,255

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at December 31, 2012 — See Note 4.
[2]	Repurchase Agreements — See Note 3.
[3]	Securities lending collateral — See Note 4.

S&P SmallCap 600 Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 99.5%
Information Technology - 33.6%
3D Systems Corp.*,1	3,030	$161,651
Cirrus Logic, Inc.*	4,873	141,171
Blucora, Inc.*	8,845	138,954
Ultratech, Inc.*	2,780	103,693
Perficient, Inc.*	7,970	93,887
Cymer, Inc.*	1,010	91,334
Kulicke & Soffa Industries, Inc.*	7,517	90,129
Ixia*	5,150	87,447
Dice Holdings, Inc.*	9,250	84,915
NETGEAR, Inc.*	2,120	83,570
Rudolph Technologies, Inc.*	6,070	81,642
XO Group, Inc.*	8,705	80,957
Measurement Specialties, Inc.*	2,300	79,028
Cognex Corp.	2,133	78,537
Dealertrack Technologies, Inc.*	2,620	75,246
OpenTable, Inc.*	1,501	73,249
Sourcefire, Inc.*	1,439	67,950
Advanced Energy Industries, Inc.*	4,760	65,736
Liquidity Services, Inc.*	1,526	62,352
Entropic Communications, Inc.*	11,379	60,195
Procera Networks, Inc.*	3,080	57,134
Littelfuse, Inc.	795	49,059
CommVault Systems, Inc.*	676	47,124
MAXIMUS, Inc.	697	44,064
Monolithic Power Systems, Inc.	1,890	42,109
Electronics for Imaging, Inc.*	2,200	41,778
FEI Co.	750	41,595
Interactive Intelligence Group, Inc.*	1,228	41,187
Websense, Inc.*	2,634	39,615
Manhattan Associates, Inc.*	650	39,221
ExlService Holdings, Inc.*	1,380	36,570
Tyler Technologies, Inc.*	743	35,991
Veeco Instruments, Inc.*	1,185	34,981
Microsemi Corp.*	1,490	31,350
VASCO Data Security International, Inc.*	3,730	30,437
Stamps.com, Inc.*	1,167	29,408
Nanometrics, Inc.*	1,950	28,119
LivePerson, Inc.*	1,986	26,096
NIC, Inc.	1,590	25,981
NetScout Systems, Inc.*	893	23,209
iGATE Corp.*	1,470	23,182
Arris Group, Inc.*	1,300	19,422
Total Information Technology		2,589,275
Financials - 19.7%
HFF, Inc. — Class A	7,100	105,790
Sabra Health Care REIT, Inc.	4,840	105,125
Oritani Financial Corp.	6,060	92,839
Texas Capital Bancshares, Inc.*	1,990	89,192
PrivateBancorp, Inc.	5,770	88,396
PacWest Bancorp	3,370	83,509
First Commonwealth Financial Corp.	12,180	83,068
ViewPoint Financial Group, Inc.	3,750	78,525
BBCN Bancorp, Inc.	6,190	71,618
Home BancShares, Inc.	2,130	70,333
Pinnacle Financial Partners, Inc.*	3,380	63,679
National Penn Bancshares, Inc.	6,660	62,071
Virtus Investment Partners, Inc.*	500	60,470
Portfolio Recovery Associates, Inc.*	557	59,521
FNB Corp.	4,790	50,870
Encore Capital Group, Inc.*	1,620	49,604
eHealth, Inc.*	1,730	47,540
First Cash Financial Services, Inc.*	874	43,368
Wilshire Bancorp, Inc.*	7,100	41,677
Bank of the Ozarks, Inc.	1,150	38,491
Universal Health Realty Income Trust	720	36,439
MarketAxess Holdings, Inc.	980	34,594
Boston Private Financial Holdings, Inc.	3,380	30,454
Extra Space Storage, Inc.	690	25,109
Total Financials		1,512,282
Consumer Discretionary - 13.8%
Winnebago Industries, Inc.*	6,640	113,743
Tuesday Morning Corp.*	14,970	93,563
Drew Industries, Inc.	2,480	79,980
Arctic Cat, Inc.*	2,170	72,456
Sturm Ruger & Company, Inc.[1]	1,292	58,657
Lumber Liquidators Holdings, Inc.*	970	51,245
Movado Group, Inc.	1,660	50,929
Steven Madden Ltd.*	1,194	50,470
Multimedia Games Holding Company, Inc.*	3,400	50,014
Coinstar, Inc.*,1	859	44,677
Select Comfort Corp.*	1,600	41,872
M/I Homes, Inc.*	1,450	38,425
Vitamin Shoppe, Inc.*	551	31,605
Pool Corp.	700	29,624
iRobot Corp.*	1,580	29,609
Buffalo Wild Wings, Inc.*	393	28,618
SHFL Entertainment, Inc.*	1,920	27,840
Papa John's International, Inc.*	485	26,646
Ethan Allen Interiors, Inc.	1,010	25,967
Brunswick Corp.	850	24,727
Oxford Industries, Inc.	530	24,571
rue21, Inc.*	846	24,018
American Public Education, Inc.*,1	575	20,763
Meritage Homes Corp.*	520	19,422
Total Consumer Discretionary		1,059,441
Health Care - 13.3%
MWI Veterinary Supply, Inc.*	689	75,790
Bio-Reference Labs, Inc.*	2,530	72,585
Akorn, Inc.*	5,380	71,876
Luminex Corp.*	3,921	65,716
Medicines Co.*	2,527	60,572
Analogic Corp.	668	49,633
Cyberonics, Inc.*	936	49,168
ViroPharma, Inc.*	2,043	46,499
Spectrum Pharmaceuticals, Inc.[1]	4,091	45,779
Greatbatch, Inc.*	1,960	45,550
Cantel Medical Corp.	1,440	42,811
PAREXEL International Corp.*	1,390	41,130
Acorda Therapeutics, Inc.*	1,612	40,074
Cambrex Corp.*	3,270	37,213
Hanger, Inc.*	1,330	36,389

S&P SmallCap 600 Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Health Care - 13.3% (continued)
HealthStream, Inc.*	1,450	$35,250
Air Methods Corp.	867	31,984
Abaxis, Inc.	860	31,906
Arqule, Inc.*	10,705	29,867
Salix Pharmaceuticals Ltd.*	730	29,550
ICU Medical, Inc.*	475	28,941
Landauer, Inc.	329	20,138
Questcor Pharmaceuticals, Inc.[1]	701	18,731
Neogen Corp.*	408	18,491
Total Health Care		1,025,643
Industrials - 8.1%
On Assignment, Inc.*	4,960	100,589
Standex International Corp.	1,850	94,887
Lydall, Inc.*	4,500	64,530
Toro Co.	1,320	56,733
Lindsay Corp.	653	52,318
Old Dominion Freight Line, Inc.*	1,380	47,306
Allegiant Travel Co. — Class A	631	46,322
AZZ, Inc.	1,155	44,387
Quanex Building Products Corp.	1,650	33,677
Geo Group, Inc.	1,190	33,558
Healthcare Services Group, Inc.	1,210	28,108
Franklin Electric Company, Inc.	334	20,765
Total Industrials		623,180
Materials - 5.0%
PolyOne Corp.	2,950	60,240
American Vanguard Corp.	1,920	59,654
SunCoke Energy, Inc.*	3,710	57,838
Deltic Timber Corp.	660	46,609
HB Fuller Co.	1,020	35,517
Quaker Chemical Corp.	590	31,777
Headwaters, Inc.*	3,130	26,793
Eagle Materials, Inc.	430	25,155
Texas Industries, Inc.*	440	22,444
Globe Specialty Metals, Inc.	1,390	19,113
Total Materials		385,140
Consumer Staples - 3.7%
Prestige Brands Holdings, Inc.*	3,960	79,318
Darling International, Inc.*	4,500	72,180
Medifast, Inc.*	2,512	66,292
Hain Celestial Group, Inc.*	810	43,918
Inter Parfums, Inc.	1,310	25,493
Total Consumer Staples		287,201
Energy - 2.3%
Geospace Technologies Corp.*	1,480	131,528
Gulfport Energy Corp.*	1,220	46,628
Total Energy		178,156
Total Common Stocks
(Cost $6,547,172)		7,660,318

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
HSBC Group issued 12/31/12 at 0.12% due 01/02/13	$22,724	22,724
Deutsche Bank issued 12/31/12 at 0.11% due 01/02/13	11,622	11,622
Mizuho Financial Group, Inc. issued 12/31/12 at 0.14% due 01/02/13	9,886	9,886
Credit Suisse Group issued 12/31/12 at 0.12% due 01/02/13	7,784	7,784
Total Repurchase Agreements
(Cost $52,016)		52,016
SECURITIES LENDING COLLATERAL††,3 - 2.2%
Repurchase Agreements
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 12/31/12 at 0.16% due 01/02/13	102,182	102,182
RBS Securities, Inc. issued 12/31/12 at 0.20% due 01/02/13	64,852	64,852
Total Securities Lending Collateral
(Cost $167,034)		167,034
Total Investments - 102.4%
(Cost $6,766,222)		$7,879,368
Other Assets & Liabilities, net - (2.4)%		(185,305)
Total Net Assets - 100.0%		$7,694,063

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at December 31, 2012 — See Note 4.
[2]	Repurchase Agreements — See Note 3.
[3]	Securities lending collateral — See Note 4.

REIT — Real Estate Investment Trust

S&P SmallCap 600 Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 99.6%
Consumer Discretionary - 23.1%
VOXX International Corp. — Class A*	66,254	$445,889
Corinthian Colleges, Inc.*,1	176,032	429,519
OfficeMax, Inc.	39,366	384,212
Boyd Gaming Corp.*,1	56,235	373,400
Fred's, Inc. — Class A	21,928	291,862
Pep Boys-Manny Moe & Jack	28,903	284,116
Quiksilver, Inc.*	63,095	268,154
Perry Ellis International, Inc.	13,160	261,884
American Greetings Corp. — Class A1	14,780	249,634
Group 1 Automotive, Inc.	3,987	247,154
Ruby Tuesday, Inc.*	29,329	230,526
MarineMax, Inc.*	25,431	227,353
Sonic Automotive, Inc. — Class A	10,640	222,270
Spartan Motors, Inc.	45,079	222,240
Kirkland's, Inc.*	20,648	218,662
Stein Mart, Inc.	28,763	216,873
Lincoln Educational Services Corp.	36,124	201,933
Live Nation Entertainment, Inc.*	20,332	189,291
Blyth, Inc.[1]	12,000	186,600
ITT Educational Services, Inc.*	10,690	185,044
JAKKS Pacific, Inc.	14,337	179,499
Universal Electronics, Inc.*	9,231	178,620
Standard Motor Products, Inc.	7,670	170,427
Big 5 Sporting Goods Corp.	11,790	154,449
Career Education Corp.*	40,006	140,821
Marcus Corp.	10,430	130,062
Genesco, Inc.*	2,060	113,300
Red Robin Gourmet Burgers, Inc.*	3,062	108,058
EW Scripps Co. — Class A*	9,892	106,933
Biglari Holdings, Inc.*	240	93,605
Monarch Casino & Resort, Inc.*	8,080	88,153
Men's Wearhouse, Inc.	2,640	82,262
Total Consumer Discretionary		6,882,805
Industrials - 18.9%
AAR Corp.	26,678	498,345
Kelly Services, Inc. — Class A	28,768	452,808
SkyWest, Inc.	30,916	385,213
Arkansas Best Corp.	39,138	373,768
Griffon Corp.	26,460	303,232
CDI Corp.	16,122	276,170
ABM Industries, Inc.	13,083	261,006
United Stationers, Inc.	7,564	234,408
Comfort Systems USA, Inc.	17,183	208,945
Consolidated Graphics, Inc.*	5,950	207,774
Viad Corp.	7,171	194,764
Universal Forest Products, Inc.	4,949	188,260
Heidrick & Struggles International, Inc.	11,720	178,847
Gibraltar Industries, Inc.*	11,220	178,622
EMCOR Group, Inc.	5,033	174,192
Orbital Sciences Corp.*	12,430	171,161
Navigant Consulting, Inc.*	14,040	156,686
Sykes Enterprises, Inc.*	9,730	148,091
TrueBlue, Inc.*	9,240	145,530
Moog, Inc. — Class A*	3,100	127,193
Curtiss-Wright Corp.	3,660	120,158
Dycom Industries, Inc.*	5,960	118,008
Astec Industries, Inc.	3,520	117,322
Insperity, Inc.	3,301	107,481
Korn/Ferry International*	5,850	92,781
Briggs & Stratton Corp.[1]	3,513	74,054
Dolan Co.*	18,150	70,604
Powell Industries, Inc.*	1,687	70,061
Total Industrials		5,635,484
Information Technology - 16.0%
CIBER, Inc.*	114,890	383,732
SYNNEX Corp.*	10,563	363,155
Insight Enterprises, Inc.*	18,048	313,494
ScanSource, Inc.*	9,853	313,030
Benchmark Electronics, Inc.*	18,751	311,641
CACI International, Inc. — Class A*	5,160	283,955
Plexus Corp.*	9,409	242,752
Super Micro Computer, Inc.*	22,460	229,092
Brooks Automation, Inc.	25,720	207,047
Anixter International, Inc.	2,889	184,838
GT Advanced Technologies, Inc.*,1	60,230	181,895
CTS Corp.	16,509	175,491
Bel Fuse, Inc. — Class B	8,740	170,867
QuinStreet, Inc.*	23,740	159,532
United Online, Inc.	27,637	154,491
Mercury Systems, Inc.*	16,310	150,052
Radisys Corp.*	50,153	149,456
Methode Electronics, Inc.	14,430	144,733
Newport Corp.*	9,140	122,933
Digital River, Inc.*	8,050	115,840
Pericom Semiconductor Corp.*	12,059	96,834
Cohu, Inc.	7,441	80,660
Comtech Telecommunications Corp.	3,050	77,409
Digi International, Inc.*	7,310	69,226
Rubicon Technology, Inc.*	10,810	66,049
Total Information Technology		4,748,204
Financials - 11.8%
Tower Group, Inc.	19,902	353,658
Stewart Information Services Corp.[1]	12,018	312,467
Meadowbrook Insurance Group, Inc.	52,936	305,970
United Fire Group, Inc.	12,188	266,186
Horace Mann Educators Corp.	12,587	251,237
Infinity Property & Casualty Corp.	3,270	190,445
First BanCorp*	40,269	184,432
Calamos Asset Management, Inc. — Class A	16,053	169,680
Selective Insurance Group, Inc.	8,750	168,613
Cash America International, Inc.	4,150	164,631
SWS Group, Inc.*	29,267	154,823
Navigators Group, Inc.*	2,960	151,167
Umpqua Holdings Corp.	10,340	121,909
Bank Mutual Corp.	27,690	119,067
Interactive Brokers Group, Inc. — Class A	8,650	118,332
Safety Insurance Group, Inc.	2,533	116,949
EZCORP, Inc. — Class A*	5,320	105,655

S&P SmallCap 600 Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Financials - 11.8% (continued)
Provident Financial Services, Inc.	6,570	$98,024
Stifel Financial Corp.*	2,730	87,278
Old National Bancorp	5,700	67,659
Total Financials		3,508,182
Health Care - 8.9%
Amedisys, Inc.*	36,535	411,749
PharMerica Corp.*	21,682	308,752
Invacare Corp.	18,861	307,434
Kindred Healthcare, Inc.*	27,223	294,553
Gentiva Health Services, Inc.*	24,718	248,416
Almost Family, Inc.	11,613	235,279
Magellan Health Services, Inc.*	3,230	158,270
LHC Group, Inc.*	6,765	144,095
Cross Country Healthcare, Inc.*	28,140	135,072
Centene Corp.*	3,110	127,510
Molina Healthcare, Inc.*	4,710	127,453
Ensign Group, Inc.	2,600	70,694
Affymetrix, Inc.*,1	20,560	65,175
Total Health Care		2,634,452
Materials - 7.6%
Olympic Steel, Inc.	20,080	444,571
OM Group, Inc.*	16,083	357,044
Materion Corp.	12,842	331,067
AM Castle & Co.*,1	17,725	261,798
A. Schulman, Inc.	6,399	185,123
Zep, Inc.	11,760	169,814
PH Glatfelter Co.	9,620	168,157
Century Aluminum Co.*	17,056	149,410
Kaiser Aluminum Corp.	1,530	94,386
Clearwater Paper Corp.*	2,380	93,201
Total Materials		2,254,571
Consumer Staples - 6.3%
Alliance One International, Inc.*	103,727	377,566
Spartan Stores, Inc.	21,663	332,744
Seneca Foods Corp. — Class A*	10,805	328,472
Andersons, Inc.	6,632	284,513
Central Garden and Pet Co. — Class A*	21,524	224,926
Casey's General Stores, Inc.	3,030	160,893
Nash Finch Co.	7,169	152,556
Total Consumer Staples		1,861,670
Energy - 4.6%
Basic Energy Services, Inc.*,1	26,420	301,451
Pioneer Energy Services Corp.*	32,964	239,319
Matrix Service Co.*	18,015	207,173

Swift Energy Co.*	10,120	155,747
Cloud Peak Energy, Inc.*	6,030	116,560
TETRA Technologies, Inc.*	12,760	96,848
Stone Energy Corp.*	4,340	89,057
SEACOR Holdings, Inc.	990	82,962
Gulf Island Fabrication, Inc.	2,800	67,284
Total Energy		1,356,401
Telecommunication Services - 2.1%
Neutral Tandem, Inc.	145,500	373,936
USA Mobility, Inc.	11,530	134,670
Cbeyond, Inc.*	13,410	121,226
Total Telecommunication Services		629,832
Utilities - 0.3%
Avista Corp.	3,670	88,484
Total Common Stocks
(Cost $27,574,272)		29,600,085

	Face Amount
REPURCHASE AGREEMENTS††,2 - 4.9%
HSBC Group issued 12/31/12 at 0.12% due 01/02/13	$637,652	637,652
Deutsche Bank issued 12/31/12 at 0.11% due 01/02/13	326,120	326,120
Mizuho Financial Group, Inc. issued 12/31/12 at 0.14% due 01/02/13	277,410	277,410
Credit Suisse Group issued 12/31/12 at 0.12% due 01/02/13	218,434	218,434
Total Repurchase Agreements
(Cost $1,459,616)		1,459,616
SECURITIES LENDING COLLATERAL††,3 - 1.8%
Repurchase Agreements
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 12/31/12 at 0.16% due 01/02/13	319,882	319,882
RBS Securities, Inc. issued 12/31/12 at 0.20% due 01/02/13	203,023	203,023
Total Securities Lending Collateral
(Cost $522,905)		522,905
Total Investments - 106.3%
(Cost $29,556,793)		$31,582,606
Other Assets & Liabilities, net - (6.3)%		(1,863,472)
Total Net Assets - 100.0%		$29,719,134

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at December 31, 2012 — See Note 4.
[2]	Repurchase Agreements — See Note 3.
[3]	Securities lending collateral — See Note 4.

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 99.6%
HSBC Group issued 12/31/12 at 0.12% due 01/02/13	$8,787,498	$8,787,498
Deutsche Bank issued 12/31/12 at 0.11% due 01/02/13	4,494,258	4,494,258
Credit Suisse Group issued 12/31/12 at 0.12% due 01/02/13[2]	3,996,485	3,996,485
Mizuho Financial Group, Inc. issued 12/31/12 at 0.14% due 01/02/13	3,822,986	3,822,986
Total Repurchase Agreements
(Cost $21,101,227)		21,101,227
Total Investments - 99.6%
(Cost $21,101,227)		$21,101,227
Other Assets & Liabilities, net - 0.4%		79,743
Total Net Assets - 100.0%		$21,180,970

	Contracts	Unrealized Loss
CURRENCY FUTURES CONTRACTS PURCHASED†
March 2013 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $33,068,250)	414	$(16,128)

Units
CURRENCY INDEX SWAP AGREEMENTS††,3
Goldman Sachs International February 2013 U.S. Dollar Index Swap, Terminating 02/28/13 (Notional Value $9,393,883)	117,522	$(23,009)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.
[2]	All or a portion of this security is pledged as currency index swap collateral at December 31, 2012.
[3]	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 99.5%
Semiconductors - 16.4%
Intel Corp.	15,684	$323,562
Texas Instruments, Inc.	6,116	189,229
Taiwan Semiconductor Manufacturing Company Ltd. ADR	8,198	140,678
Broadcom Corp. — Class A	4,212	139,881
Avago Technologies Ltd.	4,182	132,402
ARM Holdings plc ADR	3,492	132,102
Mellanox Technologies Ltd.*,1	2,092	124,223
Analog Devices, Inc.	2,730	114,824
Marvell Technology Group Ltd.	15,472	112,327
Altera Corp.	3,106	106,971
Xilinx, Inc.	2,748	98,653
Maxim Integrated Products, Inc.	3,182	93,551
Linear Technology Corp.	2,660	91,238
NVIDIA Corp.	7,174	88,168
Microchip Technology, Inc.	2,497	81,377
Micron Technology, Inc.*	12,495	79,343
Cree, Inc.*	1,880	63,882
LSI Corp.*	9,010	63,791
Skyworks Solutions, Inc.*	3,118	63,295
First Solar, Inc.*,1	1,660	51,261
Cirrus Logic, Inc.*	1,559	45,164
Total Semiconductors		2,335,922
Internet Software & Services - 16.3%
Google, Inc. — Class A*	691	490,174
eBay, Inc.*	5,125	261,478
Facebook, Inc. — Class A*	9,081	241,827
Yahoo!, Inc.*	7,932	157,847
Baidu, Inc. ADR*	1,508	151,237
SINA Corp.*	2,770	139,109
NetEase, Inc. ADR*	3,130	133,182
MercadoLibre, Inc.[1]	1,670	131,212
LinkedIn Corp. — Class A*	993	114,016
Rackspace Hosting, Inc.*	1,420	105,463
Equinix, Inc.*	500	103,100
Akamai Technologies, Inc.*	2,125	86,934
VeriSign, Inc.*	2,052	79,659
IAC/InterActiveCorp	1,400	66,220
AOL, Inc.	1,696	50,219
Total Internet Software & Services		2,311,677
Systems Software - 11.5%
Microsoft Corp.	17,930	479,268
Oracle Corp.	12,145	404,671
VMware, Inc. — Class A*	2,156	202,966
Check Point Software Technologies Ltd.*	2,790	132,916
Symantec Corp.*	6,230	117,186
Red Hat, Inc.*	1,977	104,702
CA, Inc.	4,622	101,592
BMC Software, Inc.*	1,972	78,210
Total Systems Software		1,621,511
Communications Equipment - 9.8%
QUALCOMM, Inc.	5,332	330,690
Cisco Systems, Inc.	16,523	324,677
Motorola Solutions, Inc.	2,320	129,178
Research In Motion Ltd.*,1	10,733	127,508
Juniper Networks, Inc.*	5,160	101,497
F5 Networks, Inc.*	932	90,544
Harris Corp.	1,532	75,007
JDS Uniphase Corp.*	4,300	58,222
Riverbed Technology, Inc.*	2,910	57,385
Aruba Networks, Inc.*,1	2,370	49,178
Ciena Corp.*,1	2,570	40,349
Total Communications Equipment		1,384,235
Data Processing & Outsourced Services - 9.8%
Visa, Inc. — Class A	2,175	329,686
Mastercard, Inc. — Class A	519	254,974
Automatic Data Processing, Inc.	2,945	167,894
Paychex, Inc.	3,383	105,347
Fiserv, Inc.*	1,328	104,952
Fidelity National Information Services, Inc.	2,954	102,829
Western Union Co.	6,734	91,650
Alliance Data Systems Corp.*	597	86,422
Computer Sciences Corp.	2,006	80,340
VeriFone Systems, Inc.*	1,950	57,876
Total Data Processing & Outsourced Services		1,381,970
Computer Hardware - 7.7%
Apple, Inc.	1,376	733,449
Hewlett-Packard Co.	11,939	170,131
Dell, Inc.	13,137	133,078
3D Systems Corp.*	1,080	57,618
Total Computer Hardware		1,094,276
IT Consulting & Other Services - 7.1%
International Business Machines Corp.	2,458	470,829
Cognizant Technology Solutions Corp. — Class A*	2,070	153,283
Accenture plc — Class A	2,147	142,776
Infosys Ltd. ADR[1]	3,232	136,714
Teradata Corp.*	1,675	103,666
Total IT Consulting & Other Services		1,007,268
Application Software - 6.9%
Salesforce.com, Inc.*	941	158,181
Adobe Systems, Inc.*	3,678	138,587
Intuit, Inc.	2,240	133,280
SAP AG ADR[1]	1,648	132,466
Citrix Systems, Inc.*	1,721	113,156
Autodesk, Inc.*	2,548	90,072
Nuance Communications, Inc.*	3,780	84,370
TIBCO Software, Inc.*	2,850	62,729
Informatica Corp.*	1,918	58,154
Total Application Software		970,995
Computer Storage & Peripherals - 5.3%
EMC Corp.*	9,205	232,888
Seagate Technology plc	4,753	144,871
NetApp, Inc.*	3,299	110,681
Western Digital Corp.	2,482	105,460
SanDisk Corp.*	2,393	104,239
Fusion-io, Inc.*,1	2,040	46,777
Total Computer Storage & Peripherals		744,916

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Semiconductor Equipment - 3.0%
ASML Holding N.V.	2,098	$135,132
Applied Materials, Inc.	10,495	120,063
KLA-Tencor Corp.	1,908	91,126
Lam Research Corp.*	2,224	80,353
Total Semiconductor Equipment		426,674
Electronic Manufacturing Services - 2.0%
TE Connectivity Ltd.	3,587	133,149
Trimble Navigation Ltd.*	1,500	89,670
Jabil Circuit, Inc.	3,400	65,586
Total Electronic Manufacturing Services		288,405
Electronic Components - 1.7%
Corning, Inc.	10,980	138,567
Amphenol Corp. — Class A	1,611	104,232
Total Electronic Components		242,799
Home Entertainment Software - 1.3%
Activision Blizzard, Inc.	10,346	109,874
Electronic Arts, Inc.*	4,805	69,817
Total Home Entertainment Software		179,691
Office Electronics - 0.7%
Xerox Corp.	13,710	93,502
Total Common Stocks
(Cost $8,028,628)		14,083,841

	Face Amount	Value
REPURCHASE AGREEMENT††,2 - 0.4%
Credit Suisse Group issued 12/31/12 at 0.12% due 01/02/13	$62,564	62,564
Total Repurchase Agreement
(Cost $62,564)		62,564
SECURITIES LENDING COLLATERAL††,3 - 2.3%
Repurchase Agreements
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 12/31/12 at 0.16% due 01/02/13	203,086	203,086
RBS Securities, Inc. issued 12/31/12 at 0.20% due 01/02/13	128,894	128,894
Total Securities Lending Collateral
(Cost $331,980)		331,980
Total Investments - 102.2%
(Cost $8,423,172)		$14,478,385
Other Assets & Liabilities, net - (2.2)%		(318,247)
Total Net Assets - 100.0%		$14,160,138

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at December 31, 2012 — See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 99.7%
Communications Equipment - 42.7%
QUALCOMM, Inc.	3,660	$226,993
Cisco Systems, Inc.	11,348	222,988
Motorola Solutions, Inc.	1,593	88,698
Juniper Networks, Inc.*	3,546	69,750
Research In Motion Ltd.*	5,852	69,522
F5 Networks, Inc.*	635	61,690
Harris Corp.	1,056	51,702
Palo Alto Networks, Inc.*	804	43,030
JDS Uniphase Corp.*	2,949	39,929
Riverbed Technology, Inc.*	1,997	39,381
Brocade Communications Systems, Inc.*	6,403	34,128
Aruba Networks, Inc.*,1	1,629	33,802
Telefonaktiebolaget LM Ericsson ADR	3,131	31,623
Polycom, Inc.*	2,848	29,790
Arris Group, Inc.*	1,958	29,253
ViaSat, Inc.*	740	28,786
InterDigital, Inc.[1]	687	28,236
Ciena Corp.*,1	1,768	27,758
Finisar Corp.*	1,702	27,743
NETGEAR, Inc.*	694	27,357
Acme Packet, Inc.*	1,219	26,964
ADTRAN, Inc.[1]	1,237	24,171
Total Communications Equipment		1,263,294
Integrated Telecommunication Services - 30.0%
AT&T, Inc.	9,074	305,885
Verizon Communications, Inc.	5,687	246,076
CenturyLink, Inc.	2,779	108,714
Windstream Corp.[1]	5,700	47,196
Telefonica Brasil S.A. ADR	1,394	33,540
BCE, Inc.	729	31,303
Telefonica S.A. ADR	2,270	30,622
KT Corp. ADR*	1,800	30,132
China Unicom Hong Kong Ltd. ADR	1,833	29,860
Cincinnati Bell, Inc.*	4,281	23,460
Total Integrated Telecommunication Services		886,788
Wireless Telecommunication Services - 23.8%
Crown Castle International Corp.*	1,428	103,044
Sprint Nextel Corp.*	16,448	93,260
America Movil SAB de CV ADR	3,311	76,617
Vodafone Group plc ADR	2,727	68,693
SBA Communications Corp. — Class A*	944	67,043
MetroPCS Communications, Inc.*	4,239	42,136
Mobile Telesystems OJSC ADR	2,060	38,419
China Mobile Ltd. ADR	651	38,227
Telephone & Data Systems, Inc.	1,523	33,719
SK Telecom Company Ltd. ADR	2,015	31,897
Tim Participacoes S.A. ADR	1,604	31,791
Philippine Long Distance Telephone Co. ADR	467	28,632
VimpelCom Ltd. ADR	2,571	26,970
NII Holdings, Inc.*,1	3,391	24,178
Total Wireless Telecommunication Services		704,626
Alternative Carriers - 3.2%
Level 3 Communications, Inc.*	2,157	49,848
tw telecom, Inc. — Class A*	1,711	43,579
Total Alternative Carriers		93,427
Total Common Stocks
(Cost $1,711,846)		2,948,135

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.6%
Credit Suisse Group issued 12/31/12 at 0.12% due 01/02/13	$16,669	16,669
Total Repurchase Agreement
(Cost $16,669)		16,669
SECURITIES LENDING COLLATERAL††,3 - 2.8%
Repurchase Agreements
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 12/31/12 at 0.16% due 01/02/13	51,287	51,287
RBS Securities, Inc. issued 12/31/12 at 0.20% due 01/02/13	32,551	32,551
Total Securities Lending Collateral
(Cost $83,838)		83,838
Total Investments - 103.1%
(Cost $1,812,353)		$3,048,642
Other Assets & Liabilities, net - (3.1)%		(91,635)
Total Net Assets - 100.0%		$2,957,007

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at December 31, 2012 — See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 99.6%
Railroads - 19.5%
Union Pacific Corp.	7,196	$904,680
CSX Corp.	26,704	526,870
Norfolk Southern Corp.	8,392	518,961
Kansas City Southern	4,317	360,383
Canadian Pacific Railway Ltd.	2,658	270,106
Canadian National Railway Co.	2,760	251,188
Genesee & Wyoming, Inc. — Class A*	2,954	224,740
Total Railroads		3,056,928
Auto Parts & Equipment - 19.5%
Johnson Controls, Inc.	17,836	547,565
BorgWarner, Inc.*	4,880	349,506
TRW Automotive Holdings Corp.*	5,690	305,041
Delphi Automotive plc*	7,750	296,438
Lear Corp.	5,400	252,936
Autoliv, Inc.[1]	3,470	233,843
Visteon Corp.*	3,805	204,785
Magna International, Inc.	3,940	197,079
Gentex Corp.	10,310	194,034
Dana Holding Corp.	11,620	181,388
Tenneco, Inc.*	4,930	173,092
American Axle & Manufacturing Holdings, Inc.*	9,820	109,984
Total Auto Parts & Equipment		3,045,691
Automobile Manufacturers - 16.3%
Ford Motor Co.	66,445	860,462
General Motors Co.*	28,240	814,159
Tata Motors Ltd. ADR	8,760	251,587
Tesla Motors, Inc.*	6,745	228,453
Toyota Motor Corp. ADR	2,310	215,408
Thor Industries, Inc.	4,450	166,564
Total Automobile Manufacturers		2,536,633
Air Freight & Logistics - 14.9%
United Parcel Service, Inc. — Class B	13,243	976,406
FedEx Corp.	6,830	626,448
CH Robinson Worldwide, Inc.	5,923	374,452
Expeditors International of Washington, Inc.	8,541	337,797
Total Air Freight & Logistics		2,315,103
Airlines - 12.4%
Delta Air Lines, Inc.*	31,547	374,463
United Continental Holdings, Inc.*	13,860	324,047
Southwest Airlines Co.	31,097	318,433
Copa Holdings S.A. — Class A	2,162	215,011
Alaska Air Group, Inc.*	4,664	200,972
Latam Airlines Group S.A. ADR[1]	7,820	184,239
US Airways Group, Inc.*,1	12,914	174,339
JetBlue Airways Corp.*	25,890	147,832
Total Airlines		1,939,336
Trucking - 10.7%
J.B. Hunt Transport Services, Inc.	5,292	315,984
Hertz Global Holdings, Inc.*	18,739	304,884
Old Dominion Freight Line, Inc.*	5,930	203,280
Landstar System, Inc.	3,578	187,702
Ryder System, Inc.	3,731	186,289
Avis Budget Group, Inc.*	8,534	169,144
Werner Enterprises, Inc.	6,880	149,090
Con-way, Inc.	5,222	145,276
Total Trucking		1,661,649
Motorcycle Manufacturers - 2.5%
Harley-Davidson, Inc.	8,021	391,746
Tires & Rubber - 2.4%
Goodyear Tire & Rubber Co.*	15,969	220,532
Cooper Tire & Rubber Co.	5,880	149,117
Total Tires & Rubber		369,649
Marine - 1.4%
Kirby Corp.*	3,558	220,205
Total Common Stocks
(Cost $12,317,135)		15,536,940

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.7%
Credit Suisse Group issued 12/31/12 at 0.12% due 01/02/13	$103,492	103,492
Total Repurchase Agreement
(Cost $103,492)		103,492
SECURITIES LENDING COLLATERAL††,3 - 1.5%
Repurchase Agreements
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 12/31/12 at 0.16% due 01/02/13	140,902	140,902
RBS Securities, Inc. issued 12/31/12 at 0.20% due 01/02/13	89,427	89,427
Total Securities Lending Collateral
(Cost $230,329)		230,329
Total Investments - 101.8%
(Cost $12,650,956)		$15,870,761
Other Assets & Liabilities, net - (1.8)%		(281,401)
Total Net Assets - 100.0%		$15,589,360

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at December 31, 2012 — See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

U.S. Long Short Momentum Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 64.8%
Consumer Discretionary - 17.5%
Tempur-Pedic International, Inc.*,1	17,874	$562,851
Mohawk Industries, Inc.*,1	6,090	550,962
Harman International Industries, Inc.[1]	12,195	544,385
DR Horton, Inc.[1]	27,215	538,312
Toll Brothers, Inc.*,1	16,465	532,313
Lennar Corp. — Class A1,2	13,713	530,282
NVR, Inc.*,1	575	529,000
Cablevision Systems Corp. — Class A1	34,966	522,392
Whirlpool Corp.[1]	5,055	514,346
Thor Industries, Inc.[1]	13,652	510,995
Leggett & Platt, Inc.[1]	18,719	509,531
Jarden Corp.[1]	9,799	506,609
Genuine Parts Co.[1]	7,907	502,727
Newell Rubbermaid, Inc.[1]	22,455	500,073
DreamWorks Animation SKG, Inc. — Class A*,1,2	29,774	493,355
Cinemark Holdings, Inc.[1]	18,886	490,658
Tesla Motors, Inc.*,1	14,467	489,997
Tupperware Brands Corp.[1]	7,574	485,493
John Wiley & Sons, Inc. — Class A1	12,351	480,824
Washington Post Co. — Class B1	1,294	472,582
Hasbro, Inc.	9,269	332,757
PulteGroup, Inc.*,1	15,199	276,014
Clear Channel Outdoor Holdings, Inc. — Class A1	22,652	159,017
General Motors Co.*,1	2,021	58,265
Thomson Reuters Corp.	767	22,289
Total Consumer Discretionary		11,116,029
Health Care - 14.1%
Agilent Technologies, Inc.	12,974	531,156
Vertex Pharmaceuticals, Inc.*,1	12,445	521,942
LifePoint Hospitals, Inc.*,1	13,780	520,195
United Therapeutics Corp.*,1	9,625	514,167
BioMarin Pharmaceutical, Inc.*,1	10,350	509,738
Alexion Pharmaceuticals, Inc.*,1	5,425	508,919
Gilead Sciences, Inc.*,1	6,715	493,217
Myriad Genetics, Inc.*,1	18,098	493,171
Covance, Inc.*,1	8,530	492,778
Onyx Pharmaceuticals, Inc.*,1	6,508	491,549
Celgene Corp.*,1	6,211	488,930
Amgen, Inc.[1]	5,604	483,737
Biogen Idec, Inc.*,1	3,238	474,917
Regeneron Pharmaceuticals, Inc.*,1	2,708	463,258
Medivation, Inc.*,1	9,042	462,589
Incyte Corp.*,1,2	27,591	458,287
Ariad Pharmaceuticals, Inc.*,1	21,759	417,338
Health Net, Inc.*,1	16,747	406,952
Community Health Systems, Inc.[1]	5,532	170,054
Bio-Rad Laboratories, Inc. — Class A*	857	90,028
Total Health Care		8,992,922
Information Technology - 10.9%
Rackspace Hosting, Inc.*,1	7,429	551,751
IAC/InterActiveCorp[1]	11,523	545,038
Equinix, Inc.*,1	2,539	523,542
VeriSign, Inc.*,1	13,482	523,371
Akamai Technologies, Inc.*,1	12,725	520,580
LinkedIn Corp. — Class A*,1	4,509	517,723
Google, Inc. — Class A*	729	517,131
Yahoo!, Inc.*,1	25,747	512,365
eBay, Inc.*,1	9,813	500,659
SAIC, Inc.[1]	44,162	499,914
Broadridge Financial Solutions, Inc.[1]	21,144	483,775
AOL, Inc.[1]	15,821	468,460
Facebook, Inc. — Class A*	17,079	454,814
Booz Allen Hamilton Holding Corp.[1]	21,088	293,545
Total Information Technology		6,912,668
Industrials - 8.1%
United Continental Holdings, Inc.*,1	23,947	559,880
Owens Corning*,1	14,645	541,718
Armstrong World Industries, Inc.[1]	10,474	531,346
Masco Corp.[1]	31,566	525,890
Southwest Airlines Co.[1]	50,886	521,073
Lennox International, Inc.[1]	9,733	511,177
Fortune Brands Home & Security, Inc.*,1	17,374	507,668
L-3 Communications Holdings, Inc.[1]	6,486	496,957
Harsco Corp.	17,471	410,569
Copa Holdings S.A. — Class A1	2,348	233,509
Delta Air Lines, Inc.*,1	18,064	214,420
Engility Holdings, Inc.*	6,333	121,974
Total Industrials		5,176,181
Financials - 6.6%
St. Joe Co.*,1,2	23,140	534,072
Forest City Enterprises, Inc. — Class A*,1	32,375	522,856
CBRE Group, Inc. — Class A*	25,868	514,774
Jones Lang LaSalle, Inc.	6,066	509,180
SLM Corp.[1]	29,202	500,230
Ares Capital Corp.[1]	28,500	498,750
Howard Hughes Corp.*,1	6,821	498,069
Hanover Insurance Group, Inc.[1]	8,356	323,711
American National Insurance Co.[1]	2,351	160,550
Alexander & Baldwin, Inc.*,1	5,324	156,366
Total Financials		4,218,558
Materials - 6.1%
Scotts Miracle-Gro Co. — Class A1	11,951	526,442
Ashland, Inc.	6,531	525,158
Martin Marietta Materials, Inc.[1]	5,481	516,749
Cabot Corp.[1]	12,867	511,978
RPM International, Inc.[1]	17,241	506,196
Huntsman Corp.[1]	30,301	481,786
Intrepid Potash, Inc.[1]	22,354	475,917

U.S. Long Short Momentum Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 64.8% (continued)
Materials - 6.1% (continued)
Vulcan Materials Co.[1]	6,560	$341,448
Total Materials		3,885,674
Telecommunication Services - 1.5%
Telephone & Data Systems, Inc.[1]	22,196	491,419
SBA Communications Corp. — Class A*,1	4,428	314,477
United States Cellular Corp.*,1	4,455	156,994
Total Telecommunication Services		962,890
Total Common Stocks
(Cost $39,220,721)		41,264,922

	Face Amount
REPURCHASE AGREEMENTS††,3 - 36.7%
HSBC Group issued 12/31/12 at 0.12% due 01/02/13	$10,198,474	10,198,474
Deutsche Bank issued 12/31/12 at 0.11% due 01/02/13	5,215,884	5,215,884
Mizuho Financial Group, Inc. issued 12/31/12 at 0.14% due 01/02/13	4,436,828	4,436,828
Credit Suisse Group issued 12/31/12 at 0.12% due 01/02/13	3,493,590	3,493,590
Total Repurchase Agreements
(Cost $23,344,776)		23,344,776
SECURITIES LENDING COLLATERAL††,4 - 0.5%
Repurchase Agreements
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 12/31/12 at 0.16% due 01/02/13	214,063	214,063
RBS Securities, Inc. issued 12/31/12 at 0.20% due 01/02/13	135,862	135,862
Total Securities Lending Collateral
(Cost $349,925)		349,925
Total Long Investments - 102.0%
(Cost $62,915,422)		64,959,623
	Shares
COMMON STOCKS SOLD SHORT† - (34.2)%
Industrials - (0.9)%
Expeditors International of Washington, Inc.	1,451	(57,387)
United Parcel Service, Inc. — Class B	3,392	(250,092)
FedEx Corp.	2,761	(253,239)
Total Industrials		(560,718)
Consumer Staples - (1.0)%
Avon Products, Inc.	1,970	(28,289)
Herbalife Ltd.	5,491	(180,874)
Nu Skin Enterprises, Inc. — Class A	5,575	(206,554)
Estee Lauder Companies, Inc. — Class A	4,160	(249,017)
Total Consumer Staples		(664,734)
Financials - (2.8)%
American Tower Corp. — Class A	2,280	(176,176)
Boston Properties, Inc.	1,740	(184,109)
Regions Financial Corp.	26,090	(185,761)
General Growth Properties, Inc.	12,330	(244,751)
Simon Property Group, Inc.	1,600	(252,944)
AvalonBay Communities, Inc.	1,870	(253,553)
Public Storage	1,770	(256,579)
Equity Residential	4,540	(257,282)
Total Financials		(1,811,155)
Consumer Discretionary - (3.2)%
Dollar General Corp.*	190	(8,377)
TJX Companies, Inc.	2,800	(118,860)
JC Penney Company, Inc.	7,333	(144,533)
DeVry, Inc.	9,385	(222,706)
Service Corporation International	17,286	(238,720)
H&R Block, Inc.	13,548	(251,586)
Weight Watchers International, Inc.	4,821	(252,428)
Michael Kors Holdings Ltd.*	5,020	(256,171)
Apollo Group, Inc. — Class A*	12,337	(258,090)
Fossil, Inc.*	2,823	(262,821)
Total Consumer Discretionary		(2,014,292)
Health Care - (4.0)%
Warner Chilcott plc — Class A	4,955	(59,658)
Endo Health Solutions, Inc.*	3,292	(86,481)
Allscripts Healthcare Solutions, Inc.*	22,199	(209,115)
Merck & Company, Inc.	5,619	(230,042)
Watson Pharmaceuticals, Inc.*	2,830	(243,380)
Salix Pharmaceuticals Ltd.*	6,013	(243,406)
Mylan, Inc.*	8,920	(245,122)
Eli Lilly & Co.	4,987	(245,959)
Pfizer, Inc.	9,837	(246,712)
Cerner Corp.*	3,186	(247,361)
Bristol-Myers Squibb Co.	7,618	(248,270)
Abbott Laboratories	3,826	(250,603)
Total Health Care		(2,556,109)
Energy - (4.1)%
Helmerich & Payne, Inc.	1,050	(58,811)
Schlumberger Ltd.	3,470	(240,436)
Exxon Mobil Corp.	2,823	(244,331)
Diamond Offshore Drilling, Inc.	3,640	(247,374)
National Oilwell Varco, Inc.	3,681	(251,596)
FMC Technologies, Inc.*	5,957	(255,138)
Patterson-UTI Energy, Inc.	13,700	(255,231)
Cameron International Corp.*	4,540	(256,328)
Halliburton Co.	7,420	(257,400)
Oil States International, Inc.*	3,630	(259,690)
Dresser-Rand Group, Inc.*	4,700	(263,859)
Total Energy		(2,590,194)
Materials - (4.8)%
Cliffs Natural Resources, Inc.	3,051	(117,647)
Allegheny Technologies, Inc.	5,610	(170,320)
Compass Minerals International, Inc.	3,230	(241,313)
Allied Nevada Gold Corp.*	8,093	(243,842)
Southern Copper Corp.	6,510	(246,469)
Walter Energy, Inc.	6,877	(246,747)

U.S. Long Short Momentum Fund
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	December 31, 2012

	Shares	Value
COMMON STOCKS SOLD SHORT† - (34.2)% (continued)
Materials - (4.8)% (continued)
Royal Gold, Inc.	3,070	$(249,622)
Tahoe Resources, Inc.*	13,811	(253,018)
Alcoa, Inc.	29,170	(253,196)
Newmont Mining Corp.	5,541	(257,324)
Nucor Corp.	6,130	(264,693)
Carpenter Technology Corp.	5,140	(265,378)
Freeport-McMoRan Copper & Gold, Inc.	7,800	(266,760)
Total Materials		(3,076,329)
Information Technology - (13.4)%
NetSuite, Inc.*	170	(11,441)
Marvell Technology Group Ltd.	2,825	(20,510)
VMware, Inc. — Class A*	310	(29,183)
Rovi Corp.*	2,710	(41,815)
Texas Instruments, Inc.	4,683	(144,892)
Teradyne, Inc.*	9,424	(159,171)
Dell, Inc.	18,045	(182,796)
Micron Technology, Inc.*	30,961	(196,602)
Skyworks Solutions, Inc.*	11,193	(227,218)
Avago Technologies Ltd.	7,255	(229,693)
SolarWinds, Inc.*	4,540	(238,123)
QUALCOMM, Inc.	3,910	(242,498)
Broadcom Corp. — Class A	7,354	(244,226)
Zynga, Inc. — Class A*	103,079	(244,297)
Microsoft Corp.	9,278	(248,001)
NetApp, Inc.*	7,448	(249,880)
Lam Research Corp.*	6,932	(250,454)
LSI Corp.*	35,455	(251,021)
Apple, Inc.	471	(251,057)
Symantec Corp.*	13,350	(251,114)
Hewlett-Packard Co.	17,652	(251,541)
EMC Corp.*	9,991	(252,772)
Cree, Inc.*	7,456	(253,355)
Advanced Micro Devices, Inc.*	105,649	(253,558)
SanDisk Corp.*	5,842	(254,478)
NCR Corp.*	10,066	(256,482)
Intel Corp.	12,447	(256,782)
F5 Networks, Inc.*	2,670	(259,391)
Oracle Corp.	7,794	(259,696)
Fusion-io, Inc.*	11,414	(261,723)
Citrix Systems, Inc.*	3,990	(262,343)
Salesforce.com, Inc.*	1,577	(265,094)
Red Hat, Inc.*	5,050	(267,448)
Acme Packet, Inc.*	12,283	(271,700)
Western Digital Corp.	6,500	(276,185)
Freescale Semiconductor Ltd.*	26,536	(292,161)
Atmel Corp.*	45,447	(297,678)
Informatica Corp.*	9,900	(300,165)
Total Information Technology		(8,506,544)
Total Common Stock Sold Short
(Proceeds $21,717,395)		(21,780,075)
Other Assets & Liabilities, net - 32.2%		20,491,285
Total Net Assets - 100.0%		$63,670,833

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or a portion of this security is pledged as short security collateral at December 31, 2012.
[2]	All or portion of this security is on loan at December 31, 2012 — See Note 4.
[3]	Repurchase Agreements — See Note 3.
[4]	Securities lending collateral — See Note 4.

plc — Public Limited Company

U.S. Government Money Market Fund
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	December 31, 2012

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 15.8%
Farmer Mac[1]
0.17% due 03/08/13	$25,000,000	$24,992,208
0.16% due 03/15/13	25,000,000	24,991,889
0.19% due 04/02/13	25,000,000	24,987,993
0.19% due 09/06/13	15,000,000	14,980,367
0.18% due 06/14/13	10,000,000	9,991,800
0.21% due 11/01/13	10,000,000	9,982,267
0.20% due 11/25/13	10,000,000	9,981,778
0.17% due 05/23/13	5,000,000	4,996,647
Total Farmer Mac		124,904,949
Federal Farm Credit Bank[1]
0.17% due 11/01/13	25,000,000	24,964,111
0.18% due 10/18/13	10,000,000	9,985,500
0.20% due 11/05/13	10,000,000	9,982,889
Total Federal Farm Credit Bank		44,932,500
Freddie Mac[2]
0.15% due 04/23/13	15,000,000	14,993,000
0.17% due 07/01/13	15,000,000	14,987,179
Total Freddie Mac		29,980,179
Total Federal Agency Discount Notes
(Cost $199,817,628)		199,817,628
FEDERAL AGENCY NOTES†† - 10.6%
Federal Home Loan Bank[1]
0.17% due 02/08/13	16,700,000	16,699,414
0.15% due 03/25/13	15,000,000	15,000,000
0.22% due 04/25/13	15,000,000	14,999,859
0.20% due 04/30/13	15,000,000	14,999,410
0.20% due 01/11/13	10,000,000	10,000,000
0.16% due 01/24/13	10,000,000	9,999,756
0.17% due 06/21/13	10,000,000	9,999,436
0.12% due 10/04/13	10,000,000	9,994,923
0.15% due 02/06/13	7,500,000	7,499,604
0.18% due 09/04/13	5,000,000	5,000,000
Total Federal Home Loan Bank		114,192,402
Fannie Mae[2]
0.75% due 02/26/13	10,000,000	10,008,120
Federal Farm Credit Bank[1]
0.22% due 03/27/13	10,000,000	10,000,173
Total Federal Agency Notes
(Cost $134,200,695)		134,200,695
COMMERCIAL PAPER†† - 7.5%
General RE Corp.
0.17% due 02/06/13	10,000,000	9,998,300
Astrazeneca plc
0.17% due 03/20/13	10,000,000	9,996,317
Jupiter Securitization Company LLC
0.21% due 03/06/13	10,000,000	9,996,267
Toyota Motor Credit Corp.
0.30% due 04/08/13	10,000,000	9,991,917
Nestle Capital Corp.
0.24% due 05/20/13	5,000,000	4,995,367
0.18% due 07/25/13	5,000,000	4,994,875
Total Nestle Capital Corp.		9,990,242
Barclays US Funding LLC
0.73% due 02/21/13	10,000,000	9,989,657
Societe Generale North America, Inc.
0.55% due 04/08/13	10,000,000	9,985,181
ING U.S. Funding LLC
0.47% due 05/01/13	10,000,000	9,984,333
UBS Finance Delaware LLC
0.54% due 04/19/13	10,000,000	9,983,800
Coca-Cola Co.
0.26% due 02/01/13	5,000,000	4,998,880
Total Commercial Paper
(Cost $94,914,894)		94,914,894
REPURCHASE AGREEMENTS†† - 59.9%
Individual Repurchase Agreement Mizuho Financial Group, Inc. Issued 12/31/12 at 0.14% due 01/02/13 secured by: U.S. Treasury Notes, 2.75% 10/31/13 with a value of 14,059,490 and U.S. Treasury Bills, 0.00% 06/06/13 with a value of 140,579,253 to be repurchased at $151,607,720	151,606,541	151,606,541
Joint Repurchase Agreement[3]
HSBC Group issued 12/31/12 at 0.12% due 01/02/13	264,029,179	264,029,179
Deutsche Bank issued 12/31/12 at 0.11% due 01/02/13	135,034,457	135,034,457
Mizuho Financial Group, Inc. issued 12/31/12 at 0.14% due 01/02/13	114,865,413	114,865,413
Credit Suisse Group issued 12/31/12 at 0.12% due 01/02/13	90,445,861	90,445,861
Total Repurchase Agreements
(Cost $755,981,451)		755,981,451
Total Investments - 93.8%
(Cost $1,184,914,668)		$1,184,914,668
Other Assets & Liabilities, net - 6.2%		78,266,435
Total Net Assets - 100.0%		$1,263,181,103

††	Value determined based on Level 2 inputs — See Note 2.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 3.

plc — Public Limited Company

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 99.6%
Electric Utilities - 47.3%
Duke Energy Corp.	24,411	$1,557,422
Southern Co.	33,245	1,423,218
NextEra Energy, Inc.	18,125	1,254,069
Exelon Corp.	39,415	1,172,202
American Electric Power Company, Inc.	24,716	1,054,879
FirstEnergy Corp.	23,493	981,068
PPL Corp.	33,071	946,823
Edison International	19,800	894,762
Xcel Energy, Inc.	31,243	834,501
Northeast Utilities	20,873	815,717
Entergy Corp.	12,309	784,699
OGE Energy Corp.	9,768	550,036
Pinnacle West Capital Corp.	10,763	548,698
Pepco Holdings, Inc.	25,248	495,113
N.V. Energy, Inc.	26,357	478,116
ITC Holdings Corp.	6,010	462,229
Westar Energy, Inc.	15,492	443,381
Cia Energetica de Minas Gerais ADR	38,548	418,631
Great Plains Energy, Inc.	20,185	409,957
Enersis S.A. ADR	21,080	384,078
Hawaiian Electric Industries, Inc.	14,553	365,862
Cleco Corp.	9,019	360,850
IDACORP, Inc.	7,893	342,162
Portland General Electric Co.	12,248	335,105
UIL Holdings Corp.	8,750	313,338
UNS Energy Corp.	7,262	308,054
PNM Resources, Inc.	14,440	296,164
Total Electric Utilities		18,231,134
Multi-Utilities-33.3%
Dominion Resources, Inc.	24,651	1,276,921
Sempra Energy	13,539	960,457
PG&E Corp.	23,826	957,329
Consolidated Edison, Inc.	16,868	936,849
Public Service Enterprise Group, Inc.	30,028	918,857
DTE Energy Co.	12,445	747,322
Wisconsin Energy Corp.	18,314	674,871
CenterPoint Energy, Inc.	34,454	663,240
NiSource, Inc.	26,210	652,367
Ameren Corp.	21,036	646,226
CMS Energy Corp.	24,314	592,775
SCANA Corp.	12,480	569,587
Alliant Energy Corp.	11,656	511,815
Integrys Energy Group, Inc.	8,941	466,899
MDU Resources Group, Inc.	21,851	464,115
TECO Energy, Inc.	26,508	444,274
National Grid plc ADR[1]	7,040	404,378
Vectren Corp.	12,235	359,709
Black Hills Corp.	8,169	296,861
Avista Corp.	11,657	281,050
Total Multi-Utilities		12,825,902
Gas Utilities - 10.2%
ONEOK, Inc.	16,067	686,864
AGL Resources, Inc.	12,678	506,740
National Fuel Gas Co.	9,307	471,772
UGI Corp.	13,689	447,767
Questar Corp.	22,057	435,846
Atmos Energy Corp.	11,702	410,974
Piedmont Natural Gas Company, Inc.[1]	11,100	347,541
WGL Holdings, Inc.	8,431	330,411
New Jersey Resources Corp.	7,543	298,854
Total Gas Utilities		3,936,769
Independent Power Producers & Energy Traders - 5.1%
Calpine Corp.*	37,743	684,280
AES Corp.	61,117	653,952
NRG Energy, Inc.	27,822	639,628
Total Independent Power Producers & Energy Traders		1,977,860
Water Utilities - 3.7%
American Water Works Company, Inc.	16,116	598,387
Aqua America, Inc.	17,621	447,926
Cia de Saneamento Basico do Estado de Sao Paulo ADR	4,735	395,704
Total Water Utilities		1,442,017
Total Common Stocks
(Cost $29,807,435)		38,413,682

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.2%
Credit Suisse Group issued 12/31/12 at 0.12% due 01/02/13	$65,009	65,009
Total Repurchase Agreement
(Cost $65,009)		65,009
SECURITIES LENDING COLLATERAL††,3 - 0.4%
Repurchase Agreements
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 12/31/12 at 0.16% due 01/02/13	94,269	94,269
RBS Securities, Inc. issued 12/31/12 at 0.20% due 01/02/13	59,831	59,831
Total Securities Lending Collateral
(Cost $154,100)		154,100
Total Investments - 100.2%
(Cost $30,026,544)		$38,632,791
Other Assets & Liabilities, net - (0.2)%		(62,527)
Total Net Assets - 100.0%		$38,570,264

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.

Utilities Fund

SCHEDULE OF INVESTMENTS (unaudited) (concluded)

[1]	All or portion of this security is on loan at December 31, 2012 — See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 101.7%
HSBC Group issued 12/31/12 at 0.12% due 01/02/13	$6,665,885	$6,665,885
Deutsche Bank issued 12/31/12 at 0.11% due 01/02/13	3,409,184	3,409,184
Credit Suisse Group issued 12/31/12 at 0.12% due 01/02/13[2]	3,007,499	3,007,499
Mizuho Financial Group, Inc. issued 12/31/12 at 0.14% due 01/02/13	2,899,981	2,899,981
Total Repurchase Agreements
(Cost $15,982,549)		15,982,549
Total Investments - 101.7%
(Cost $15,982,549)		$15,982,549
Other Assets & Liabilities, net - (1.7)%		(272,519)
Total Net Assets - 100.0%		$15,710,030

	Contracts	Unrealized Gain
CURRENCY FUTURES CONTRACTS SOLD SHORT†
March 2013 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $22,764,375)	285	$29,525

Units
CURRENCY INDEX SWAP AGREEMENTS SOLD SHORT††,3
Goldman Sachs International February 2013 U.S. Dollar Index Swap, Terminating 02/28/13 (Notional Value $8,750,798)	109,477	$36,240

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.
[2]	All or a portion of this security is pledged as currency index swap collateral at December 31, 2012.
[3]	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

1. Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liaiblities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Trust calculates a net asset value per share (“NAV”) twice each business day, first in the morning and again in the afternoon for the Russell 2000® Fund,the S&P 500® Fund, Emerging Markets 2x Strategy Fund and Inverse Emerging Markets 2x Strategy Fund. All other Funds in this report will price at the afternoon NAV. The morning NAV is calculated at 10:45 a.m. and the afternoon NAV is calculated at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. The NAV is calculated using the current market value of each Fund’s total assets as of the respective time of calculation. These financial statements are based on the on the December 31, 2012 afternoon NAV.

Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4.00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The U.S. Government Money Market Fund values debt securities at amortized cost pursuant to Rule 2a-7 of the 1940 Act, which approximates market value.

With the exception of the U.S. Government Money Market Fund, U.S.government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.  Other debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury yields, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.  Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds ("ETFs") and closed-end investment companies are valued at the last quoted sales price.

The value of equity index and credit default swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the broker quote.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) obtaining other information and considerations, including current values in related markets.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

2. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 —  quoted prices in active markets for identical securities.

Level 2 —  other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —  significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets at December 31, 2012:

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Assets
All-Asset Aggressive Strategy Fund	$6,865,751	$43,995	$2,235,460	$2,744	$–	$9,147,950
All-Asset Conservative Strategy Fund	12,651,037	24,388	2,360,372	7,696	–	15,043,493
All-Asset Moderate Strategy Fund	16,432,319	59,468	2,666,096	6,727	–	19,164,610
Banking Fund	16,395,401	–	585,332	–	–	16,980,733
Basic Materials Fund	67,677,740	–	2,257,082	–	–	69,934,822
Biotechnology Fund	173,140,801	–	14,794,687	–	–	187,935,488
Consumer Products Fund	149,228,377	–	6,171,777	–	–	155,400,154
Electronics Fund	7,228,784	–	192,886	–	–	7,421,670
Emerging Markets 2x Strategy Fund	2,539,895	26,648	1,515,871	59,021	–	4,141,435
Energy Fund	58,314,351	–	1,486,371	–	–	59,800,722
Energy Services Fund	41,627,741	–	1,339,871	–	–	42,967,612
Europe 1.25x Strategy Fund	794,117	346,500	27,313,954	421,390	–	28,875,961
Event Driven and Distressed Strategies Fund	1,493,600	33,642	8,853,971	63,489	–	10,444,702
Financial Services Fund	26,529,961	–	73,723	–	–	26,603,684
Flexible Strategies Fund	–	–	21,347,295	–	–	21,347,295
Government Long Bond 1.2x Strategy Fund	121,443,320	–	18,929,225	–	–	140,372,545
Health Care Fund	87,667,495	–	1,844,316	–	–	89,511,811
High Yield Strategy Fund	26,767,290	–	359,958,202	–	–	386,725,492
Internet Fund	6,424,561	–	232,677	–	–	6,657,238
Inverse Emerging Markets 2x Strategy Fund	–	–	967,177	–	–	967,177
Inverse Government Long Bond Strategy Fund	–	2,674,705	153,339,895	–	–	156,014,600
Inverse High Yield Strategy Fund	–	3,722	20,483,593	–	–	20,487,315
Inverse Mid-Cap Strategy Fund	–	–	2,756,192	–	–	2,756,192
Inverse NASDAQ-100® Strategy Fund	–	41,411	13,113,149	–	–	13,154,560
Inverse Russell 2000® Strategy Fund	–	–	14,480,290	–	–	14,480,290
Inverse S&P 500 Strategy Fund	–	118,287	144,356,797	506,240	–	144,981,324
Japan 2x Strategy Fund	–	1,026,848	8,111,516	–	–	9,138,364
Leisure Fund	23,895,720	–	471,548	–	–	24,367,268
Mid-Cap 1.5x Strategy Fund	36,588,481	38,443	24,286,320	394,233	–	61,307,477
NASDAQ-100® Fund	499,822,977	65,712	17,065,138	150,070	–	517,103,897
Nova Fund	45,688,924	–	38,600,400	789,804	–	85,079,128
Precious Metals Fund	153,034,618	–	4,890,248	–	–	157,924,866
Real Estate Fund	12,737,821	–	185,881	–	–	12,923,702
Retailing Fund	22,704,006	–	837,383	–	–	23,541,389
Russell 2000® 1.5x Strategy Fund	10,143,169	11,253	18,397,400	131,138	–	28,682,960
Russell 2000® Fund	28,722,091	32,158	17,186,955	227,983	–	46,169,187
S&P 500 Fund	181,340,264	37,755	36,019,742	467,639	–	217,865,400
S&P 500 Pure Growth Fund	74,730,390	–	1,999,768	–	–	76,730,158
S&P 500 Pure Value Fund	79,456,387	–	3,596,456	–	–	83,052,843
S&P MidCap 400 Pure Growth Fund	246,628,501	–	3,670,869	–	–	250,299,370
S&P MidCap 400 Pure Value Fund	55,069,977	–	1,086,113	–	–	56,156,090
S&P SmallCap 600 Pure Growth Fund	7,660,318	–	219,050	–	–	7,879,368
S&P SmallCap 600 Pure Value Fund	29,600,085	–	1,982,521	–	–	31,582,606
Strengthening Dollar 2x Strategy Fund	–	–	21,101,227	–	–	21,101,227
Technology Fund	14,083,841	–	394,544	–	–	14,478,385
Telecommunications Fund	2,948,135	–	100,507	–	–	3,048,642
Transportation Fund	15,536,940	–	333,821	–	–	15,870,761
U.S. Government Money Market Fund	–	–	1,184,914,668	–	–	1,184,914,668
U.S. Long Short Momentum Fund	41,264,922	–	23,694,701	–	–	64,959,623
Utilities Fund	38,413,682	–	219,109	–	–	38,632,791
Weakening Dollar 2x Strategy Fund	–	29,525	15,982,549	36,240	–	16,048,314
Liabilities
All-Asset Aggressive Strategy Fund	$–	$2,948	$–	$1,552	$–	$4,500
All-Asset Conservative Strategy Fund	–	13,354	–	1,552	–	14,906
All-Asset Moderate Strategy Fund	–	6,767	–	1,552	–	8,319
Government Long Bond 1.2x Strategy Fund	–	1,116,884	–	–	–	1,116,884
High Yield Strategy Fund	–	131,620	–	–	–	131,620
Inverse Emerging Markets 2x Strategy Fund	–	5,516	–	20,845	–	26,361
Inverse Government Long Bond Strategy Fund	104,955,584	–	–	–	–	104,955,584
Inverse High Yield Strategy Fund	–	–	94,500	–	–	94,500
Inverse Mid-Cap Strategy Fund	–	24,259	–	19,021	–	43,280
Inverse NASDAQ-100® Strategy Fund	–	–	–	139,323	–	139,323
Inverse Russell 2000® Strategy Fund	–	95,373	–	54,449	–	149,822
Inverse S&P 500 Strategy Fund	–	–	–	471,764	–	471,764
Japan 2x Strategy Fund	–	464,979	–	–	–	464,979
Nova Fund	–	–	–	2,136	–	2,136
S&P 500 Fund	–	–	–	39,865	–	39,865
Strengthening Dollar 2x Strategy Fund	–	16,128	–	23,009	–	39,137
U.S. Long Short Momentum Fund	21,780,075	–	–	–	–	21,780,075

* Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended December 31, 2012, there were no transfers between levels.

3. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At December 31, 2012, the repurchase agreements in the joint account were as follows:

Repurchase Agreements

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Group			Federal Home Loan Banks
0.12%			0.17%
Due 01/02/13	$665,217,013	$665,221,448	12/18/13 - 12/24/13	$677,040,000	$678,525,865

Deutsche Bank			U.S. Treasury Notes
0.11%			2.13% - 3.38%
Due 01/02/13	340,217,013	340,219,092	06/30/13 - 12/31/2015	338,332,600	347,021,360

Credit Suisse Group			U.S. Treasury Notes
0.12%			1.75% - 2.50%
Due 01/02/13	320,552,450	320,554,587	03/31/15 - 07/31/2015	308,533,600	326,963,626

Mizuho Financial Group, Inc.			U.S. Treasury Note
0.14%			2.75%
Due 01/02/13	289,401,448	289,403,699	10/31/13	286,361,000	295,189,494

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

4. Portfolio Securities Loaned

Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the statement of operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies and cash. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

At December 31, 2012, the Funds participated in securities lending as follows:

		Cash
	Value of	Collateral
Fund	Securities Loaned	Received
Banking Fund	$498,080	$504,013
Basic Materials Fund	2,149,618	2,132,656	*
Biotechnology Fund	14,028,419	14,218,430
Consumer Products Fund	5,670,744	5,623,384	*
Electronics Fund	153,116	154,191
Energy Fund	1,171,208	1,184,058
Energy Services Fund	1,115,004	1,122,588
Europe 1.25x Strategy Fund	1,697,816	1,703,041
Event Driven and Distressed Strategies Fund	737,465	750,500
Health Care Fund	1,459,458	1,485,025
High Yield Strategy Fund	13,405,060	13,642,000
Internet Fund	182,657	186,185
Leisure Fund	391,879	398,021
Mid-Cap 1.5x Strategy Fund	418,684	423,561
NASDAQ -100® Fund	2,375,058	2,388,155
Nova Fund	57,474	58,560
Precious Metals Fund	3,925,482	4,019,188
Real Estate Fund	148,186	151,000
Retailing Fund	689,394	688,900	*
Russell 2000® Fund	859,561	872,071
Russell 2000® 1.5x Strategy Fund	831,002	842,722
S&P 500 Fund	417,848	422,638
S&P 500 Pure Growth Fund	375,759	369,563	*
S&P 500 Pure Value Fund	1,848,634	1,836,476	*
S&P MidCap 400 Pure Growth Fund	1,536,219	1,521,500	*
S&P MidCap 400 Pure Value Fund	817,706	855,175
S&P SmallCap 600 Pure Growth Fund	168,179	167,034	*
S&P SmallCap 600 Pure Value Fund	517,468	522,905
Technology Fund	329,108	331,980
Telecommunications Fund	82,868	83,838
Transportation Fund	227,407	230,329
U.S. Long Short Momentum Fund	341,457	349,925
Utilities Fund	153,160	154,100

* Subsequent to December 31, 2012, additional collateral was received.

The following represents a breakdown of the collateral for the joint repurchase agreements at December 31, 2012:

		Repurchase
Counterparty and Terms of Agreement	Face Value	Price	Collateral	Par Value	Fair Value
Merrill Lynch, Pierce, Fenner & Smith, Inc.			Fannie Mae
0.16%			1.00%
Due 01/02/13	$56,000,000	$56,000,498	09/20/17	$17,736,000	$17,748,238
			U.S. Treasury Note
			0.25%
			08/15/15	39,359,000	39,285,202
RBS Securities, Inc.			Freddie Mac
0.20%			1.00%
Due 01/02/13	35,542,000	35,542,395	03/08/17	10,481,300	10,618,396
			Fannie Mae
			6.25%
			05/15/29	13,845,000	20,014,471
			Federal Home Loan Bank
			0.375%
			10/18/13	7,935,000	7,947,298
			U.S. Treasury Note
			1.75%
			05/15/22	39,050,000	39,504,544
			Cash	38,815,000	38,815,000

5. Disclosures About Credit Derivatives

In accordance with its principal investment strategy, the High Yield Strategy Fund entered into credit default swaps as a seller of protection primarily to gain exposure similar to the high yield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. If a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The Notional Principal reflects the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs. As the seller of protection, the Fund receives periodic premium payments from the counterparty and may also receive or pay an upfront premium adjustment to the stated periodic premium. In the event a credit event occurs, an adjustment will be made to any upfront premiums that were received by a reduction of 1.00% per credit event.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The table included in the High Yield Strategy Fund’s Schedule of Investments summarizes the information with regard to sold protection on credit default swap contracts as of December 31, 2012.

6. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds' financial position and results of operations.

The following Funds utilized derivatives for the following purposes:

	Futures		Swaps
Fund Name	Index Exposure	Liquidity	Index Exposure	Liquidity
All-Asset Aggressive Fund	x	x
All-Asset Conservative Fund	x	x
All-Asset Moderate Fund	x	x
Alternative Strategies Allocation Fund	x	x
Emerging Markets 2x Strategy Fund	x	x	x	x
Event Driven and Distressed Strategies Fund	x	x	x	x
Europe 1.25x Strategy Fund	x	x
Government Long Bond 1.2x Strategy Fund	x	x
High Yield Strategy Fund	x	x	x	x
Inverse Emerging Markets 2x Strategy Fund	x	x	x	x
Inverse High Yield Strategy Fund	x	x	x	x
Inverse Government Long Bond Strategy Fund	x	x
Inverse Mid-Cap Strategy Fund	x	x	x	x
Inverse NASDAQ-100® Strategy Fund	x	x	x	x
Inverse Russell 2000® Strategy Fund	x	x	x	x
Inverse S&P 500 Strategy Fund	x	x	x	x
Japan 2x Strategy Fund	x	x
Long Short Equity Strategy Fund	x	x
Long Short Interest Rate Strategy Fund	x	x
Mid-Cap 1.5x Strategy Fund	x	x	x	x
NASDAQ-100® Fund	x	x	x	x
Nova Fund	x	x	x	x
Russell 2000® Fund	x	x	x	x
Russell 2000® 1.5x Strategy Fund	x	x	x	x
S&P 500 Fund	x	x	x	x
Strengthening Dollar 2x Strategy Fund	x	x	x	x
U.S. Long Short Momentum Fund		x
Weakening Dollar 2x Strategy Fund	x	x	x	x

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Series Funds

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	February 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	February 22, 2013

By (Signature and Title)*	/s/ Nikolaos Bonos
Nikolaos Bonos, Vice President & Treasurer

Date	February 22, 2013

* Print the name and title of each signing officer under his or her signature.